EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.44%
	American Express Credit Account Master Trust
	Series 2022-1 Class A
$ 1,000,000	2.21%, 03/15/2027	$ 971,084
	Series 2022-3 Class A
550,000	3.75%, 08/15/2027	539,400
1,000,000	BA Credit Card Trust Series 2022-A2 Class A2 5.00%, 04/15/2028	997,382
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	467,621
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	867,085
	Series 2022-A2 Class A
1,300,000	3.49%, 05/15/2027	1,273,923
1,100,000	Carmax Auto Owner Trust Series 2021-1 Class A4 0.53%, 10/15/2026	1,054,895
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,943,388
1,100,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,084,356
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,058,243
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	971,485
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,180,349
750,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	746,617
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,058,161
1,000,000	Verizon Master Trust Series 2021-1 Class A 0.50%, 05/20/2027	992,797
1,000,000	World Omni Auto Receivables Trust Series 2020-C Class A4 0.61%, 10/15/2026	976,858
TOTAL ASSET-BACKED SECURITIES — 0.44% (Cost $16,339,540)		$16,183,644
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 0.59%
$ 1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	$ 994,621
1,000,000	Albemarle Corp(b) 5.05%, 06/01/2032	959,136
	BHP Billiton Finance USA Ltd
500,000	5.25%, 09/08/2026	502,958
1,000,000	5.00%, 09/30/2043	962,769
1,000,000	Cabot Corp 5.00%, 06/30/2032	976,358
1,000,000	Celanese US Holdings LLC 6.17%, 07/15/2027	1,018,510
	CF Industries Inc
175,000	5.15%, 03/15/2034	172,210
1,000,000	4.95%, 06/01/2043	894,817
2,150,000	Dow Chemical Co 4.80%, 11/30/2028	2,144,734
1,500,000	Eastman Chemical Co 4.65%, 10/15/2044	1,276,492
	Ecolab Inc
500,000	1.65%, 02/01/2027	458,000
1,000,000	2.70%, 12/15/2051	646,595
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	937,193
250,000	Mosaic Co 5.45%, 11/15/2033	249,922
500,000	Newmont Corp 2.80%, 10/01/2029	448,606
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd(a) 5.35%, 03/15/2034	1,207,653
1,000,000	Nucor Corp 3.95%, 05/23/2025	984,308
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	994,704
1,000,000	4.13%, 03/15/2035	908,105
1,000,000	Rio Tinto Finance USA PLC 5.00%, 03/09/2033	1,005,804
2,000,000	Sherwin-Williams Co 2.20%, 03/15/2032	1,628,934
500,000	Southern Copper Corp 5.25%, 11/08/2042	473,891
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	917,395
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	267,205
1,175,000	Westlake Corp(b) 3.13%, 08/15/2051	760,881
		21,791,801
Communications — 2.11%
	Alphabet Inc
1,000,000	2.00%, 08/15/2026	941,199
175,000	1.90%, 08/15/2040	117,553
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,906,179
2,000,000	4.65%, 12/01/2029(b)	2,011,085
175,000	2.10%, 05/12/2031	148,408
1,000,000	3.60%, 04/13/2032	931,315

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 2,500,000	2.50%, 06/03/2050	$ 1,595,575
1,675,000	3.10%, 05/12/2051	1,202,983
175,000	3.25%, 05/12/2061	122,899
750,000	America Movil SAB de CV 2.88%, 05/07/2030	663,193
	AT&T Inc
175,000	2.30%, 06/01/2027	161,309
2,629,000	4.30%, 02/15/2030	2,526,652
2,000,000	2.75%, 06/01/2031	1,722,721
4,838,000	2.55%, 12/01/2033	3,875,117
175,000	4.50%, 05/15/2035	163,457
3,222,000	3.30%, 02/01/2052	2,229,870
1,034,000	3.50%, 09/15/2053	729,510
925,000	Bell Telephone Co of Canada / Bell Canada 3.20%, 02/15/2052	630,512
	Charter Communications Operating LLC / Charter Communications Operating Capital
945,000	4.91%, 07/23/2025	933,499
3,000,000	3.50%, 03/01/2042	2,001,705
3,000,000	5.38%, 05/01/2047	2,417,297
600,000	Cisco Systems Inc 5.30%, 02/26/2054	615,891
	Comcast Corp
1,000,000	4.55%, 01/15/2029	991,951
2,000,000	1.95%, 01/15/2031	1,661,810
1,000,000	5.50%, 11/15/2032	1,036,253
2,000,000	4.80%, 05/15/2033(b)	1,973,116
4,500,000	3.40%, 07/15/2046	3,359,792
175,000	2.80%, 01/15/2051	111,969
1,586,000	2.89%, 11/01/2051	1,029,510
1,388,000	2.94%, 11/01/2056	873,893
175,000	2.99%, 11/01/2063	107,474
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	756,552
3,000,000	Discovery Communications LLC 3.63%, 05/15/2030	2,683,121
1,000,000	eBay Inc(b) 2.60%, 05/10/2031	859,513
500,000	Fox Corp 5.48%, 01/25/2039	475,839
	Motorola Solutions Inc
1,500,000	2.75%, 05/24/2031	1,271,156
800,000	5.40%, 04/15/2034	798,420
1,000,000	Netflix Inc(a) 4.88%, 06/15/2030	993,004
	Paramount Global
1,000,000	4.20%, 05/19/2032	830,753
800,000	4.95%, 05/19/2050	568,711
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	991,080
2,000,000	4.50%, 03/15/2042	1,737,023
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,081,181
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	554,855
Principal Amount		Fair Value
Communications — (continued)
	T-Mobile USA Inc
$ 1,500,000	1.50%, 02/15/2026	$ 1,400,438
1,000,000	4.80%, 07/15/2028	991,726
1,500,000	5.20%, 01/15/2033	1,501,665
1,000,000	5.75%, 01/15/2034	1,041,377
2,500,000	4.38%, 04/15/2040	2,226,608
1,675,000	3.40%, 10/15/2052	1,188,067
175,000	3.60%, 11/15/2060	122,705
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,311,877
1,000,000	VeriSign Inc 2.70%, 06/15/2031	837,501
	Verizon Communications Inc
1,500,000	2.63%, 08/15/2026	1,421,266
1,110,000	2.10%, 03/22/2028	999,292
1,000,000	1.75%, 01/20/2031	811,728
1,675,000	2.55%, 03/21/2031	1,430,988
3,500,000	2.85%, 09/03/2041	2,519,580
1,250,000	3.85%, 11/01/2042	1,027,901
1,175,000	3.55%, 03/22/2051	872,273
1,675,000	2.99%, 10/30/2056	1,071,429
175,000	3.70%, 03/22/2061	127,957
500,000	Vodafone Group PLC 4.13%, 05/30/2025	492,384
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,296,739
1,500,000	2.65%, 01/13/2031(b)	1,320,556
		77,408,962
Consumer, Cyclical — 1.65%
	American Honda Finance Corp
1,000,000	4.90%, 03/12/2027	998,019
1,000,000	4.90%, 03/13/2029	997,167
1,000,000	Aptiv PLC 3.10%, 12/01/2051	630,696
175,000	AutoNation Inc 2.40%, 08/01/2031	140,976
500,000	AutoZone Inc(b) 5.20%, 08/01/2033	500,742
175,000	Brunswick Corp 2.40%, 08/18/2031	139,340
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,215,186
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,009,262
1,000,000	Daimler Trucks Finance North America LLC(a) 2.50%, 12/14/2031	829,784
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	1,005,179
500,000	3.50%, 04/03/2030	457,159
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	835,256
1,000,000	DR Horton Inc 1.40%, 10/15/2027	886,905
4,500,000	Ford Motor Co(b) 6.10%, 08/19/2032	4,559,918

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Ford Motor Credit Co LLC 5.80%, 03/05/2027	$ 1,003,698
	General Motors Co
1,175,000	6.25%, 10/02/2043	1,201,960
1,500,000	5.20%, 04/01/2045	1,347,538
	General Motors Financial Co Inc
500,000	1.25%, 01/08/2026	465,293
2,000,000	2.70%, 08/20/2027	1,843,187
1,000,000	6.00%, 01/09/2028	1,025,145
1,000,000	5.75%, 02/08/2031	1,010,841
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	970,895
1,500,000	1.88%, 09/15/2031	1,224,859
1,000,000	4.50%, 09/15/2032(b)	981,904
1,500,000	3.63%, 04/15/2052	1,145,635
1,000,000	Hyundai Capital Services Inc(a) 5.13%, 02/05/2029	989,819
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,896,618
2,000,000	5.00%, 04/15/2033(b)	1,992,133
1,000,000	2.80%, 09/15/2041	710,781
	Marriott International Inc
1,000,000	3.13%, 06/15/2026	955,843
1,000,000	5.55%, 10/15/2028	1,021,108
	McDonald's Corp
1,000,000	2.63%, 09/01/2029	901,589
2,000,000	4.60%, 09/09/2032(b)	1,967,842
1,000,000	5.15%, 09/09/2052	967,671
500,000	Mercedes-Benz Finance North America LLC(a) 5.10%, 08/03/2028	501,853
1,000,000	Nike Inc 2.85%, 03/27/2030	903,561
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	977,287
500,000	PACCAR Financial Corp(b) 2.00%, 02/04/2027	462,269
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,294,204
1,000,000	4.80%, 02/15/2033(b)	990,056
1,500,000	5.00%, 02/15/2034	1,486,866
	Tapestry Inc
500,000	7.05%, 11/27/2025	510,288
1,000,000	7.35%, 11/27/2028	1,053,703
	Target Corp
1,500,000	3.38%, 04/15/2029(b)	1,415,268
1,000,000	2.95%, 01/15/2052	678,697
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	868,367
	Toyota Motor Credit Corp
1,600,000	1.90%, 01/13/2027	1,477,300
1,300,000	5.00%, 03/19/2027	1,303,987
1,000,000	4.45%, 06/29/2029	986,305
1,000,000	5.10%, 03/21/2031	1,007,863
	Walmart Inc
2,500,000	1.50%, 09/22/2028	2,208,359
1,000,000	4.15%, 09/09/2032(b)	973,867
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	4.10%, 04/15/2033(b)	$ 963,400
	Warnermedia Holdings Inc
800,000	4.28%, 03/15/2032	714,591
1,000,000	5.05%, 03/15/2042	859,493
1,400,000	5.14%, 03/15/2052	1,161,997
		60,629,529
Consumer, Non-Cyclical — 4.43%
2,500,000	Abbott Laboratories 1.40%, 06/30/2030	2,083,515
	AbbVie Inc
1,000,000	2.95%, 11/21/2026	952,398
2,500,000	4.50%, 05/14/2035	2,403,338
2,000,000	4.88%, 11/14/2048	1,913,031
1,175,000	4.25%, 11/21/2049	1,017,614
500,000	Aetna Inc 3.88%, 08/15/2047	381,456
1,500,000	Agilent Technologies Inc 2.30%, 03/12/2031	1,259,848
750,000	Alcon Finance Corp(a) 5.38%, 12/06/2032	756,572
1,500,000	Altria Group Inc 3.70%, 02/04/2051	1,048,222
	Amgen Inc
175,000	1.65%, 08/15/2028	153,079
2,834,000	2.00%, 01/15/2032	2,294,515
5,229,000	2.80%, 08/15/2041(b)	3,788,437
1,675,000	3.00%, 01/15/2052(b)	1,134,238
1,892,000	2.77%, 09/01/2053	1,171,707
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,500,000	4.70%, 02/01/2036	4,350,687
1,175,000	4.90%, 02/01/2046	1,116,614
1,200,000	Anheuser-Busch InBev Worldwide Inc 5.00%, 06/15/2034	1,207,140
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	861,330
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	1,002,414
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,224,270
1,000,000	4.00%, 09/18/2042	858,914
1,000,000	Bacardi Ltd / Bacardi-Martini BV(a) 5.40%, 06/15/2033	991,585
	Baxter International Inc
1,000,000	2.54%, 02/01/2032(b)	826,350
1,000,000	3.13%, 12/01/2051	654,907
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	480,370
1,000,000	4.30%, 08/22/2032	948,887
500,000	4.67%, 06/06/2047	448,050
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,337,556
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	880,748

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Bristol-Myers Squibb Co
$ 1,000,000	1.13%, 11/13/2027	$ 882,065
1,500,000	1.45%, 11/13/2030	1,218,183
1,000,000	4.13%, 06/15/2039	886,139
500,000	5.50%, 02/22/2044	511,710
1,500,000	4.35%, 11/15/2047	1,295,229
1,200,000	5.55%, 02/22/2054	1,234,061
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	430,594
	Campbell Soup Co
500,000	2.38%, 04/24/2030	428,094
300,000	5.40%, 03/21/2034	302,251
	Cardinal Health Inc
1,000,000	5.45%, 02/15/2034	1,010,951
1,000,000	4.37%, 06/15/2047	843,368
500,000	Cencora Inc 2.80%, 05/15/2030	441,455
2,500,000	Centene Corp 2.50%, 03/01/2031	2,056,307
	Cigna Group
1,000,000	5.69%, 03/15/2026	999,452
500,000	2.40%, 03/15/2030	431,778
1,000,000	5.13%, 05/15/2031(b)	1,000,910
750,000	4.80%, 08/15/2038	704,627
175,000	4.90%, 12/15/2048	159,412
1,000,000	5.60%, 02/15/2054	1,003,727
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	943,302
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,268,647
2,000,000	2.60%, 06/01/2050	1,307,763
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	904,481
500,000	Conagra Brands Inc 5.30%, 10/01/2026	500,800
1,500,000	Constellation Brands Inc(b) 4.75%, 05/09/2032	1,465,371
1,000,000	CSL Finance PLC(a) 4.63%, 04/27/2042	924,530
	CVS Health Corp
750,000	1.30%, 08/21/2027(b)	664,774
1,000,000	5.13%, 02/21/2030	1,003,017
1,000,000	5.25%, 01/30/2031	1,007,468
1,175,000	2.13%, 09/15/2031	959,132
2,833,000	4.78%, 03/25/2038	2,616,213
2,000,000	2.70%, 08/21/2040	1,388,473
1,156,731	CVS Pass Through Trust 6.04%, 12/10/2028	1,168,035
1,000,000	Danaher Corp 2.80%, 12/10/2051	658,581
1,000,000	Diageo Capital PLC(b) 5.50%, 01/24/2033	1,037,209
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	901,984
1,000,000	2.25%, 05/15/2030	855,216
500,000	4.63%, 05/15/2042	454,181
500,000	6.10%, 10/15/2052	541,657
	Eli Lilly & Co
1,000,000	4.70%, 02/27/2033	997,420
1,000,000	2.25%, 05/15/2050	611,551
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Equifax Inc
$ 500,000	5.10%, 06/01/2028	$ 500,860
175,000	2.35%, 09/15/2031	144,535
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	879,289
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027(b)	1,018,284
1,000,000	5.91%, 11/22/2032	1,049,870
	General Mills Inc
1,000,000	4.20%, 04/17/2028	975,286
1,000,000	4.95%, 03/29/2033(b)	988,843
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	885,618
2,175,000	2.60%, 10/01/2040	1,534,946
500,000	5.55%, 10/15/2053	517,540
	Global Payments Inc
500,000	5.40%, 08/15/2032	495,878
500,000	4.15%, 08/15/2049	388,119
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	901,209
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,894,071
2,000,000	2.38%, 07/15/2031	1,644,638
1,000,000	5.50%, 06/01/2033	1,003,599
675,000	3.50%, 07/15/2051	466,284
1,000,000	Hershey Co 1.70%, 06/01/2030	838,285
1,200,000	Hormel Foods Corp 4.80%, 03/30/2027	1,198,784
	Humana Inc
800,000	3.95%, 03/15/2027	774,634
1,000,000	5.88%, 03/01/2033	1,031,941
800,000	5.75%, 04/15/2054	805,212
1,000,000	Illumina Inc 5.75%, 12/13/2027	1,011,548
1,000,000	J M Smucker Co(b) 2.13%, 03/15/2032	809,348
3,000,000	Johnson & Johnson 3.40%, 01/15/2038	2,572,320
1,000,000	Kellanova 5.25%, 03/01/2033	1,003,293
	Kenvue Inc
1,000,000	5.00%, 03/22/2030	1,010,440
1,000,000	5.10%, 03/22/2043(b)	994,497
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	493,355
2,500,000	5.30%, 03/15/2034	2,508,614
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	884,530
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,876,075
1,200,000	4.88%, 10/01/2049	1,085,907
2,000,000	Kroger Co 2.20%, 05/01/2030	1,698,504
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	954,740
1,000,000	Mars Inc(a) 4.75%, 04/20/2033	980,986

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	McCormick & Co Inc
$ 357,000	3.25%, 11/15/2025	$ 344,953
1,000,000	4.95%, 04/15/2033(b)	988,954
1,000,000	McKesson Corp 1.30%, 08/15/2026	915,327
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	970,367
	Merck & Co Inc
1,000,000	3.40%, 03/07/2029(b)	946,906
1,000,000	4.30%, 05/17/2030	977,942
500,000	1.45%, 06/24/2030	411,793
2,000,000	2.15%, 12/10/2031	1,673,926
1,000,000	4.90%, 05/17/2044	971,655
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	417,788
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,334,174
500,000	Moody's Corp(b) 3.25%, 01/15/2028	475,381
2,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,735,381
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,356,457
	PepsiCo Inc
1,000,000	4.45%, 02/15/2033(b)	1,002,205
2,500,000	3.45%, 10/06/2046	1,956,152
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	958,731
1,500,000	4.00%, 12/15/2036	1,364,519
3,000,000	2.55%, 05/28/2040	2,143,019
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.75%, 05/19/2033	984,584
600,000	5.30%, 05/19/2053	596,540
2,000,000	Procter & Gamble Co 1.20%, 10/29/2030	1,635,886
1,000,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	818,408
1,000,000	Revvity Inc 2.25%, 09/15/2031	820,325
175,000	Royalty Pharma PLC 2.15%, 09/02/2031	141,040
1,000,000	S&P Global Inc 2.90%, 03/01/2032	871,479
	Stryker Corp
500,000	4.85%, 12/08/2028	500,166
1,000,000	4.63%, 03/15/2046	914,163
1,000,000	Sysco Corp 3.25%, 07/15/2027	944,882
1,000,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	847,948
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	154,436
1,175,000	2.00%, 10/15/2031	968,015
2,409,000	2.80%, 10/15/2041	1,761,941
1,600,000	Tyson Foods Inc 5.70%, 03/15/2034	1,621,104
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Unilever Capital Corp
$ 1,000,000	4.88%, 09/08/2028	$ 1,010,962
185,000	1.75%, 08/12/2031	151,109
1,175,000	2.63%, 08/12/2051	772,690
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,018,331
2,000,000	4.00%, 05/15/2029(b)	1,934,063
1,000,000	4.50%, 04/15/2033	967,722
1,500,000	3.50%, 08/15/2039	1,235,625
2,500,000	2.90%, 05/15/2050	1,687,391
1,000,000	5.05%, 04/15/2053	971,218
1,000,000	Universal Health Services Inc 2.65%, 10/15/2030	847,947
500,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	483,067
	Viatris Inc
175,000	2.70%, 06/22/2030	148,370
1,000,000	3.85%, 06/22/2040	738,548
1,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	916,754
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	842,621
500,000	5.60%, 11/16/2032	518,923
		162,161,680
Energy — 1.78%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	924,172
467,000	4.08%, 12/15/2047	385,490
	BP Capital Markets America Inc
1,925,000	3.63%, 04/06/2030	1,813,198
1,500,000	2.77%, 11/10/2050	970,938
1,000,000	3.00%, 03/17/2052	677,137
1,000,000	Canadian Natural Resources Ltd 3.85%, 06/01/2027	964,393
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	829,450
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	498,808
175,000	2.74%, 12/31/2039	141,352
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,436,134
1,500,000	Chevron USA Inc 3.85%, 01/15/2028	1,465,885
43,000	Cimarex Energy Co 4.38%, 03/15/2029	38,261
1,000,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	1,036,045
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	471,798
1,175,000	3.76%, 03/15/2042	976,181

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Coterra Energy Inc
$ 1,000,000	3.90%, 05/15/2027	$ 962,482
9,000	4.38%, 03/15/2029	8,664
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	963,859
1,000,000	Diamondback Energy Inc 3.50%, 12/01/2029	925,038
	Enbridge Inc
1,175,000	2.50%, 08/01/2033	946,769
600,000	6.70%, 11/15/2053	678,138
	Energy Transfer LP
1,000,000	2.90%, 05/15/2025	970,588
1,000,000	4.20%, 04/15/2027	972,324
2,000,000	5.75%, 02/15/2033	2,031,691
1,000,000	5.15%, 03/15/2045	908,634
1,000,000	5.95%, 05/15/2054	997,946
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,344,453
1,000,000	5.35%, 01/31/2033	1,020,704
1,000,000	4.85%, 01/31/2034(b)	985,018
664,000	4.85%, 08/15/2042	623,134
175,000	4.20%, 01/31/2050	147,939
500,000	EQT Corp 5.70%, 04/01/2028	504,667
3,000,000	Equinor ASA 3.13%, 04/06/2030	2,754,357
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	155,064
1,175,000	3.00%, 08/16/2039	919,289
2,421,000	3.45%, 04/15/2051	1,834,113
500,000	Halliburton Co 5.00%, 11/15/2045	469,428
1,000,000	Hess Corp 5.60%, 02/15/2041	1,019,112
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	191,498
1,500,000	4.70%, 11/01/2042	1,280,072
	Kinder Morgan Inc
1,000,000	1.75%, 11/15/2026	917,296
500,000	2.00%, 02/15/2031	411,226
1,000,000	4.80%, 02/01/2033	955,967
	Marathon Petroleum Corp
175,000	4.70%, 05/01/2025	173,514
500,000	4.75%, 09/15/2044	444,886
	MPLX LP
1,000,000	4.25%, 12/01/2027	972,549
1,000,000	5.00%, 03/01/2033	970,750
1,500,000	4.50%, 04/15/2038	1,332,058
175,000	NOV Inc(b) 3.60%, 12/01/2029	160,928
2,000,000	Occidental Petroleum Corp 6.13%, 01/01/2031	2,071,220
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,022,204
1,000,000	6.10%, 11/15/2032	1,047,694
500,000	4.85%, 02/01/2049(b)	435,495
675,000	ONEOK Partners LP 6.20%, 09/15/2043	696,568
Principal Amount		Fair Value
Energy — (continued)
	Phillips 66
$ 175,000	2.15%, 12/15/2030	$ 146,808
500,000	4.65%, 11/15/2034	475,991
1,000,000	Phillips 66 Co(b) 5.30%, 06/30/2033	1,006,193
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	968,227
500,000	Schlumberger Investment SA(b) 4.85%, 05/15/2033	500,390
	Shell International Finance BV
1,175,000	2.38%, 11/07/2029	1,045,138
2,000,000	2.75%, 04/06/2030(b)	1,798,685
500,000	4.13%, 05/11/2035	467,713
175,000	6.38%, 12/15/2038	198,007
500,000	3.63%, 08/21/2042	412,382
140,000	4.38%, 05/11/2045	125,186
175,000	4.00%, 05/10/2046	147,201
175,000	3.25%, 04/06/2050	127,040
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	957,270
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	541,317
175,000	3.75%, 03/04/2051	129,718
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	911,698
500,000	6.13%, 03/15/2033	521,636
1,000,000	TotalEnergies Capital International SA 2.83%, 01/10/2030	903,243
	TransCanada PipeLines Ltd
1,000,000	6.20%, 03/09/2026	1,000,187
1,175,000	4.88%, 05/15/2048	1,044,905
500,000	Valero Energy Corp 7.50%, 04/15/2032	573,992
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	962,317
675,000	2.60%, 03/15/2031	575,115
1,000,000	4.65%, 08/15/2032	963,715
1,000,000	5.30%, 08/15/2052	955,125
		65,315,777
Financial — 8.63%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	1,016,365
1,500,000	3.88%, 01/23/2028	1,422,096
1,000,000	3.00%, 10/29/2028	904,821
1,500,000	3.85%, 10/29/2041	1,188,077
2,528,000	Air Lease Corp 1.88%, 08/15/2026	2,330,706
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	379,846
1,000,000	4.75%, 04/15/2035(b)	944,974

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Allstate Corp(b) 3.28%, 12/15/2026	$ 953,040
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,714,398
	American Express Co
500,000	4.90%, 02/13/2026	497,682
1,000,000	1.65%, 11/04/2026	916,844
850,000	2.55%, 03/04/2027	793,868
1,000,000	5.04%, 05/01/2034	988,207
1,675,000	American International Group Inc 3.40%, 06/30/2030	1,531,446
	American Tower Corp REIT
1,000,000	5.80%, 11/15/2028(b)	1,023,831
1,500,000	3.80%, 08/15/2029	1,399,892
1,000,000	2.30%, 09/15/2031	816,181
1,000,000	5.55%, 07/15/2033	1,007,738
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	1,010,399
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	142,756
1,000,000	5.35%, 02/28/2033	1,005,414
675,000	2.90%, 08/23/2051	429,832
800,000	Aon North America Inc 5.75%, 03/01/2054	820,164
2,279,000	Ares Capital Corp 2.88%, 06/15/2028	2,031,192
	Athene Global Funding(a)
1,000,000	1.73%, 10/02/2026	907,499
825,000	2.45%, 08/20/2027(b)	751,903
1,000,000	Athene Holding Ltd 5.88%, 01/15/2034	999,278
1,000,000	Australia & New Zealand Banking Group Ltd 5.09%, 12/08/2025	1,000,097
	AvalonBay Communities Inc REIT
726,000	2.95%, 05/11/2026	694,574
250,000	5.30%, 12/07/2033	252,928
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,927,717
800,000	5.54%, 03/14/2030	799,922
175,000	2.96%, 03/25/2031	150,792
600,000	6.35%, 03/14/2034	600,432
	Bank of America Corp
1,000,000	1.53%, 12/06/2025	971,894
1,000,000	3.38%, 04/02/2026	978,068
2,175,000	1.73%, 07/22/2027	2,005,241
5,500,000	2.50%, 02/13/2031	4,737,929
3,175,000	2.30%, 07/21/2032	2,598,129
2,500,000	2.57%, 10/20/2032	2,074,058
1,000,000	5.02%, 07/22/2033	984,258
1,000,000	5.87%, 09/15/2034	1,037,170
1,000,000	2.48%, 09/21/2036	799,833
500,000	6.11%, 01/29/2037	531,047
2,000,000	4.08%, 04/23/2040	1,727,984
4,000,000	2.68%, 06/19/2041	2,846,112
1,000,000	5.88%, 02/07/2042	1,066,835
2,175,000	2.97%, 07/21/2052	1,463,474
Principal Amount		Fair Value
Financial — (continued)
	Bank of Montreal
$ 1,000,000	5.92%, 09/25/2025	$ 1,010,170
1,500,000	1.25%, 09/15/2026	1,368,406
1,000,000	2.65%, 03/08/2027	937,318
	Bank of New York Mellon Corp
2,000,000	4.54%, 02/01/2029	1,969,363
1,000,000	1.80%, 07/28/2031	807,444
1,800,000	5.19%, 03/14/2035	1,791,680
	Bank of Nova Scotia
2,500,000	1.05%, 03/02/2026	2,312,038
1,000,000	5.25%, 06/12/2028	1,008,728
	Barclays PLC
500,000	5.30%, 08/09/2026	497,377
1,500,000	5.69%, 03/12/2030	1,507,809
1,000,000	2.89%, 11/24/2032	831,570
1,200,000	6.04%, 03/12/2055(b)	1,249,379
	Berkshire Hathaway Finance Corp
900,000	2.30%, 03/15/2027	847,477
175,000	1.45%, 10/15/2030	144,366
175,000	4.25%, 01/15/2049	156,436
1,000,000	2.85%, 10/15/2050	674,851
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	1,004,109
475,000	5.25%, 03/14/2054	477,351
1,000,000	BlackRock Inc 3.25%, 04/30/2029	936,006
1,000,000	Boston Properties LP REIT 6.75%, 12/01/2027	1,037,933
1,000,000	BPCE SA(a)(b) 4.75%, 07/19/2027	984,853
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	886,891
	Canadian Imperial Bank of Commerce
1,000,000	3.95%, 08/04/2025(b)	982,109
1,000,000	5.00%, 04/28/2028	996,477
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027(b)	914,861
1,000,000	6.31%, 06/08/2029	1,028,056
1,000,000	5.70%, 02/01/2030(b)	1,008,537
1,000,000	5.25%, 07/26/2030	984,190
	Charles Schwab Corp
1,500,000	0.90%, 03/11/2026	1,382,311
1,000,000	6.14%, 08/24/2034	1,043,195
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	682,310
1,000,000	Chubb INA Holdings LLC 5.00%, 03/15/2034	1,003,451
1,000,000	Citibank NA 5.86%, 09/29/2025	1,009,584
	Citigroup Inc
1,000,000	1.28%, 11/03/2025	972,777
2,000,000	3.40%, 05/01/2026	1,925,701
3,250,000	4.45%, 09/29/2027	3,161,585
2,000,000	3.07%, 02/24/2028	1,881,244
3,000,000	3.52%, 10/27/2028	2,828,753
3,000,000	3.06%, 01/25/2033	2,550,470

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 3,500,000	2.90%, 11/03/2042	$ 2,513,250
2,000,000	Citizens Bank NA(b) 4.58%, 08/09/2028	1,914,106
1,000,000	Cooperatieve Rabobank UA(a) 1.11%, 02/24/2027	920,746
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	980,481
2,000,000	2.25%, 01/15/2031	1,645,513
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	877,061
3,000,000	Development Bank of Japan Inc(a) 1.75%, 10/20/2031	2,458,245
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	835,760
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	895,229
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,010,478
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	789,219
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	646,802
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	822,726
2,000,000	2.35%, 03/15/2032	1,600,236
1,000,000	Fidelity National Financial Inc(b) 2.45%, 03/15/2031	822,996
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	454,866
1,000,000	4.06%, 04/25/2028	954,823
1,000,000	4.77%, 07/28/2030	962,677
	Goldman Sachs Group Inc
1,000,000	5.80%, 08/10/2026	1,003,241
1,000,000	3.50%, 11/16/2026	959,414
1,000,000	1.09%, 12/09/2026	928,975
1,000,000	1.43%, 03/09/2027	926,089
175,000	1.54%, 09/10/2027	159,907
2,500,000	4.48%, 08/23/2028	2,444,087
4,000,000	3.80%, 03/15/2030	3,746,007
5,555,000	2.38%, 07/21/2032	4,557,086
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	160,787
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	944,047
	HSBC Holdings PLC
1,500,000	3.90%, 05/25/2026	1,460,506
175,000	1.59%, 05/24/2027	161,030
4,741,000	2.21%, 08/17/2029	4,155,141
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	761,730
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,012,350
800,000	5.34%, 03/19/2030(b)	798,045
800,000	5.55%, 03/19/2035(b)	793,877
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	$ 1,883,158
	JPMorgan Chase & Co
175,000	3.90%, 07/15/2025	172,113
1,729,000	0.77%, 08/09/2025	1,696,355
1,500,000	5.55%, 12/15/2025	1,499,041
175,000	3.30%, 04/01/2026	169,456
1,524,000	2.08%, 04/22/2026	1,468,469
1,175,000	1.58%, 04/22/2027	1,089,360
2,000,000	3.63%, 12/01/2027	1,904,412
1,000,000	5.30%, 07/24/2029	1,007,429
4,000,000	4.57%, 06/14/2030	3,900,414
1,175,000	2.74%, 10/15/2030	1,040,551
1,000,000	2.96%, 05/13/2031	874,158
1,425,000	1.95%, 02/04/2032	1,161,004
2,000,000	5.72%, 09/14/2033	2,039,923
1,000,000	5.34%, 01/23/2035	1,003,908
3,000,000	3.88%, 07/24/2038	2,593,503
500,000	5.50%, 10/15/2040	512,275
1,000,000	KeyBank NA 4.39%, 12/14/2027	943,991
1,000,000	KeyCorp 4.79%, 06/01/2033	915,575
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	740,999
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	806,332
250,000	4.60%, 02/01/2033	236,659
	Kreditanstalt fuer Wiederaufbau
2,000,000	0.63%, 01/22/2026	1,858,489
1,700,000	1.00%, 10/01/2026	1,560,072
1,000,000	3.75%, 02/15/2028	977,097
800,000	3.88%, 06/15/2028	784,058
2,000,000	0.75%, 09/30/2030	1,604,671
1,000,000	4.13%, 07/15/2033	982,232
	Landwirtschaftliche Rentenbank
1,000,000	0.50%, 05/27/2025(b)	949,228
1,000,000	3.88%, 09/28/2027	980,227
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	859,068
1,500,000	Lloyds Banking Group PLC 3.75%, 01/11/2027	1,443,952
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	139,685
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	491,767
1,000,000	2.38%, 12/15/2031	833,927
1,000,000	5.40%, 09/15/2033(b)	1,026,001
	Mastercard Inc
1,000,000	3.30%, 03/26/2027	962,287
1,000,000	4.85%, 03/09/2033	1,007,361
	MetLife Inc
500,000	5.38%, 07/15/2033	510,297
1,000,000	5.25%, 01/15/2054(b)	984,419
	Metropolitan Life Global Funding I(a)
1,000,000	4.85%, 01/08/2029	992,375

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	2.40%, 01/11/2032	$ 1,646,514
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	480,121
	Mitsubishi UFJ Financial Group Inc
4,574,000	1.54%, 07/20/2027	4,212,775
1,000,000	5.42%, 02/22/2029	1,010,474
1,000,000	2.85%, 01/19/2033	849,131
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,021,785
2,000,000	1.98%, 09/08/2031	1,642,271
1,000,000	2.56%, 09/13/2031	818,609
	Morgan Stanley
1,000,000	2.19%, 04/28/2026	964,752
1,574,000	3.13%, 07/27/2026	1,505,513
500,000	4.35%, 09/08/2026	489,207
2,175,000	1.51%, 07/20/2027	1,996,219
2,000,000	5.12%, 02/01/2029	1,995,123
1,000,000	5.45%, 07/20/2029	1,008,769
2,000,000	1.79%, 02/13/2032	1,598,764
1,175,000	2.24%, 07/21/2032	959,842
3,000,000	2.51%, 10/20/2032	2,481,504
1,000,000	2.94%, 01/21/2033	849,924
500,000	4.89%, 07/20/2033	484,940
2,000,000	2.48%, 09/16/2036	1,581,769
1,000,000	5.95%, 01/19/2038	1,002,035
1,500,000	Nasdaq Inc 3.95%, 03/07/2052	1,162,852
	National Australia Bank Ltd
1,000,000	4.63%, 11/22/2027(a)(b)	992,380
1,000,000	4.90%, 06/13/2028(b)	1,001,994
1,000,000	2.99%, 05/21/2031(a)	842,433
1,000,000	NatWest Group PLC 5.52%, 09/30/2028	1,000,668
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	831,295
1,000,000	6.09%, 07/12/2033(b)	1,060,138
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,056,325
	Oesterreichische Kontrollbank AG
1,000,000	0.38%, 09/17/2025	936,188
1,000,000	3.63%, 09/09/2027	972,369
1,000,000	4.13%, 01/18/2029	990,253
	PNC Financial Services Group Inc
2,000,000	5.35%, 12/02/2028	2,008,366
2,000,000	2.31%, 04/23/2032	1,644,942
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	503,906
2,000,000	Principal Life Global Funding II(a) 1.50%, 11/17/2026	1,824,645
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	969,399
1,000,000	Progressive Corp 4.95%, 06/15/2033	998,422
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	1,001,075
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	4.63%, 01/15/2033(b)	$ 485,636
1,000,000	5.00%, 03/15/2034	994,074
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,518,648
1,000,000	3.70%, 10/01/2050	874,094
1,000,000	6.50%, 03/15/2054	1,013,825
500,000	Public Storage Operating Co REIT(b) 5.13%, 01/15/2029	508,118
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	378,972
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	969,143
500,000	3.65%, 01/15/2028	476,457
1,000,000	1.80%, 03/15/2033	757,603
	Royal Bank of Canada(b)
3,000,000	1.40%, 11/02/2026	2,740,156
1,000,000	5.00%, 05/02/2033	996,207
1,000,000	5.15%, 02/01/2034	1,000,964
1,000,000	Santander UK Group Holdings PLC 1.67%, 06/14/2027	914,774
	Simon Property Group LP REIT
2,500,000	1.75%, 02/01/2028	2,227,036
1,000,000	2.45%, 09/13/2029	878,677
175,000	3.25%, 09/13/2049	122,417
	State Street Corp
1,000,000	5.27%, 08/03/2026	1,005,395
1,000,000	5.75%, 11/04/2026	1,006,698
2,000,000	2.20%, 03/03/2031(b)	1,672,945
	Sumitomo Mitsui Financial Group Inc
2,000,000	5.52%, 01/13/2028(b)	2,039,540
1,000,000	5.72%, 09/14/2028(b)	1,028,173
2,000,000	5.77%, 01/13/2033	2,083,942
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	873,346
1,000,000	Synchrony Bank 5.63%, 08/23/2027	981,247
500,000	Synchrony Financial 2.88%, 10/28/2031	399,019
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	818,866
	Toronto-Dominion Bank
1,300,000	2.80%, 03/10/2027	1,224,012
2,000,000	4.69%, 09/15/2027	1,980,929
1,200,000	4.99%, 04/05/2029	1,200,072
500,000	Travelers Cos Inc 5.45%, 05/25/2053	517,888
	Truist Financial Corp
300,000	4.26%, 07/28/2026	295,122
1,000,000	1.95%, 06/05/2030	825,855
3,000,000	4.92%, 07/28/2033	2,794,009
1,000,000	Unum Group 4.13%, 06/15/2051	755,983
	US Bancorp
1,000,000	3.10%, 04/27/2026	959,087

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 2,000,000	2.22%, 01/27/2028	$ 1,844,797
1,700,000	4.55%, 07/22/2028	1,666,150
1,000,000	5.68%, 01/23/2035	1,009,730
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	473,203
1,800,000	VICI Properties LP REIT 5.75%, 04/01/2034	1,783,054
	Visa Inc
1,000,000	3.15%, 12/14/2025	972,454
1,500,000	4.15%, 12/14/2035	1,422,967
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,462,780
1,000,000	3.91%, 04/25/2026	981,458
750,000	4.30%, 07/22/2027	730,543
4,000,000	3.53%, 03/24/2028	3,807,157
2,000,000	3.35%, 03/02/2033	1,735,255
3,000,000	4.90%, 07/25/2033	2,890,972
2,000,000	5.39%, 04/24/2034	1,987,545
1,000,000	5.50%, 01/23/2035	1,002,354
2,000,000	4.40%, 06/14/2046	1,664,172
175,000	Western Union Co 1.35%, 03/15/2026	161,719
	Westpac Banking Corp
2,000,000	1.95%, 11/20/2028(b)	1,764,804
1,000,000	2.89%, 02/04/2030	972,798
1,000,000	5.41%, 08/10/2033	990,904
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	873,244
500,000	Willis North America Inc 5.90%, 03/05/2054	506,169
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	804,442
		315,883,231
Industrial — 2.06%
	3M Co
1,000,000	3.63%, 10/15/2047	736,849
500,000	4.00%, 09/14/2048	401,591
500,000	Berry Global Inc(a) 5.65%, 01/15/2034	497,269
	Boeing Co
314,000	4.88%, 05/01/2025	310,512
175,000	2.75%, 02/01/2026	165,895
175,000	2.20%, 02/04/2026	163,835
4,000,000	2.95%, 02/01/2030	3,454,629
1,000,000	5.71%, 05/01/2040	957,141
1,500,000	3.63%, 03/01/2048	1,021,465
175,000	5.93%, 05/01/2060	164,069
	Burlington Northern Santa Fe LLC
500,000	5.15%, 09/01/2043	492,489
1,000,000	4.45%, 01/15/2053	886,283
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	772,106
2,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	1,706,925
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,957,262
Principal Amount		Fair Value
Industrial — (continued)
	Caterpillar Financial Services Corp
$ 1,000,000	5.15%, 08/11/2025	$ 1,000,731
1,000,000	4.80%, 01/06/2026(b)	998,160
1,000,000	CNH Industrial Capital LLC 5.10%, 04/20/2029	997,287
	CSX Corp
1,250,000	4.25%, 03/15/2029	1,223,642
1,000,000	5.20%, 11/15/2033(b)	1,016,785
250,000	4.75%, 05/30/2042	232,757
1,000,000	4.50%, 11/15/2052	884,281
	Eaton Corp
500,000	4.15%, 03/15/2033	474,297
500,000	4.70%, 08/23/2052	466,864
	FedEx Corp
1,000,000	3.25%, 05/15/2041	748,720
1,000,000	4.10%, 02/01/2045	810,848
175,000	5.25%, 05/15/2050	167,620
1,000,000	Fortune Brands Innovations Inc 5.88%, 06/01/2033	1,020,283
1,000,000	GATX Corp 4.90%, 03/15/2033	962,397
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,813,276
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	518,538
2,301,000	Honeywell International Inc 1.10%, 03/01/2027	2,079,098
1,000,000	Jabil Inc 4.25%, 05/15/2027	969,107
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,033,581
500,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	488,754
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	459,603
1,000,000	4.75%, 01/20/2028(b)	1,002,133
2,000,000	4.90%, 03/07/2031	2,000,545
2,000,000	3.90%, 06/07/2032	1,878,035
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	991,633
	L3Harris Technologies Inc
800,000	5.05%, 06/01/2029	797,444
600,000	5.40%, 07/31/2033	603,770
600,000	5.35%, 06/01/2034	600,005
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,013,532
	Lockheed Martin Corp
1,000,000	4.45%, 05/15/2028	990,498
500,000	3.90%, 06/15/2032	469,224
500,000	4.09%, 09/15/2052	419,861
1,000,000	5.70%, 11/15/2054	1,065,731
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	822,092
1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	1,029,499

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Norfolk Southern Corp
$ 1,000,000	4.45%, 03/01/2033	$ 959,335
1,000,000	3.05%, 05/15/2050	676,339
500,000	5.35%, 08/01/2054	496,365
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	944,924
1,000,000	4.70%, 03/15/2033	976,227
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	926,928
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	681,038
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	925,775
500,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.55%, 05/01/2028	505,358
	Republic Services Inc
1,000,000	2.38%, 03/15/2033	809,099
1,000,000	5.00%, 12/15/2033	989,325
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	948,084
	RTX Corp
175,000	1.90%, 09/01/2031	141,063
1,000,000	5.15%, 02/27/2033	1,001,902
1,000,000	3.75%, 11/01/2046	773,897
1,500,000	4.35%, 04/15/2047	1,276,971
3,175,000	2.82%, 09/01/2051	2,019,509
1,000,000	Ryder System Inc 1.75%, 09/01/2026	921,518
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	455,047
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	846,561
1,000,000	Textron Inc 3.90%, 09/17/2029	937,979
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,014,711
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,627,188
500,000	3.60%, 09/15/2037	431,729
500,000	3.38%, 02/14/2042	396,726
1,000,000	2.95%, 03/10/2052	672,406
500,000	4.95%, 09/09/2052	484,581
175,373	Union Pacific Railroad Co Pass Through Trust Series 2006-1 5.87%, 07/02/2030	177,396
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	470,451
1,000,000	3.05%, 11/15/2027	944,316
1,000,000	4.88%, 03/03/2033(b)	1,001,243
500,000	Vulcan Materials Co 3.90%, 04/01/2027	484,537
1,000,000	Waste Connections Inc 2.20%, 01/15/2032	818,903
2,000,000	Waste Management Inc 1.50%, 03/15/2031	1,609,106
Principal Amount		Fair Value
Industrial — (continued)
$ 1,250,000	WRKCo Inc 3.90%, 06/01/2028	$ 1,191,636
		75,277,124
Technology — 1.96%
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,320,066
1,000,000	Analog Devices Inc 1.70%, 10/01/2028	878,553
	Apple Inc
175,000	2.90%, 09/12/2027	165,690
1,500,000	3.00%, 11/13/2027	1,425,085
1,000,000	1.20%, 02/08/2028	884,136
952,000	1.40%, 08/05/2028	836,668
1,000,000	4.15%, 05/10/2030	985,655
1,175,000	1.70%, 08/05/2031	967,065
1,500,000	3.85%, 05/04/2043	1,300,649
1,500,000	2.65%, 05/11/2050	996,025
1,000,000	2.40%, 08/20/2050	631,276
2,175,000	2.70%, 08/05/2051	1,439,475
1,000,000	3.95%, 08/08/2052	842,821
1,500,000	Applied Materials Inc 1.75%, 06/01/2030	1,263,756
1,000,000	Autodesk Inc 2.40%, 12/15/2031	837,512
	Broadcom Inc
1,425,000	4.15%, 11/15/2030	1,347,460
3,500,000	3.42%, 04/15/2033(a)	3,034,148
573,000	4.93%, 05/15/2037(a)	543,815
175,000	3.50%, 02/15/2041(a)	135,828
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	928,577
	Dell International LLC / EMC Corp
500,000	5.25%, 02/01/2028	506,065
76,000	8.10%, 07/15/2036	91,872
2,000,000	3.38%, 12/15/2041	1,487,782
15,000	8.35%, 07/15/2046	19,402
1,500,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	1,093,236
	Fiserv Inc
175,000	2.25%, 06/01/2027	160,759
1,000,000	5.45%, 03/02/2028	1,011,689
1,000,000	4.20%, 10/01/2028	964,912
500,000	Hewlett Packard Enterprise Co 6.10%, 04/01/2026	495,206
2,891,000	HP Inc 2.65%, 06/17/2031	2,451,184
	IBM International Capital Pte Ltd
1,000,000	4.75%, 02/05/2031	981,230
1,000,000	5.25%, 02/05/2044	975,812
	Intel Corp
1,000,000	3.75%, 08/05/2027	966,862
1,175,000	1.60%, 08/12/2028	1,031,072
1,000,000	5.13%, 02/10/2030	1,015,207

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 175,000	2.00%, 08/12/2031	$ 143,806
1,175,000	2.80%, 08/12/2041	849,515
1,000,000	5.63%, 02/10/2043	1,033,961
175,000	3.05%, 08/12/2051	117,959
1,000,000	5.70%, 02/10/2053	1,033,725
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	1,957,080
1,000,000	4.00%, 06/20/2042(b)	844,318
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,017,103
500,000	KLA Corp 4.65%, 07/15/2032	492,030
1,000,000	Leidos Inc 2.30%, 02/15/2031	826,566
	Microsoft Corp
2,000,000	1.35%, 09/15/2030(a)	1,650,855
3,453,000	3.45%, 08/08/2036	3,090,185
1,000,000	2.53%, 06/01/2050	657,163
1,547,000	2.92%, 03/17/2052	1,093,690
1,675,000	NVIDIA Corp 1.55%, 06/15/2028	1,493,314
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	830,993
	Oracle Corp
500,000	6.25%, 11/09/2032	534,971
3,000,000	4.90%, 02/06/2033	2,937,144
2,500,000	3.85%, 07/15/2036	2,131,482
3,000,000	3.65%, 03/25/2041	2,355,592
175,000	4.00%, 07/15/2046	137,860
175,000	3.60%, 04/01/2050	126,433
175,000	3.95%, 03/25/2051	133,339
1,894,000	Qorvo Inc 4.38%, 10/15/2029	1,775,252
	QUALCOMM Inc
2,500,000	1.30%, 05/20/2028	2,191,883
500,000	3.25%, 05/20/2050	369,434
600,000	4.50%, 05/20/2052	538,765
850,000	Roper Technologies Inc 1.00%, 09/15/2025	799,183
1,175,000	Salesforce Inc 2.70%, 07/15/2041	850,271
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	996,156
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	844,574
500,000	4.85%, 02/08/2034	502,408
500,000	4.10%, 08/16/2052	424,285
1,000,000	5.15%, 02/08/2054	1,003,840
	VMware LLC
175,000	1.40%, 08/15/2026	159,820
1,000,000	2.20%, 08/15/2031	813,785
1,000,000	Workday Inc 3.80%, 04/01/2032	910,576
		71,685,866
Principal Amount		Fair Value
Utilities — 2.37%
$ 2,000,000	AEP Texas Inc(b) 2.10%, 07/01/2030	$ 1,665,253
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	738,949
1,000,000	Ameren Illinois Co(b) 4.95%, 06/01/2033	989,722
1,000,000	American Electric Power Co Inc 5.63%, 03/01/2033	1,015,252
1,000,000	American Water Capital Corp 3.75%, 09/01/2047	789,063
	Appalachian Power Co
140,000	7.00%, 04/01/2038(b)	157,506
1,000,000	3.70%, 05/01/2050	710,889
1,000,000	Arizona Public Service Co 5.55%, 08/01/2033	1,011,250
175,000	Atmos Energy Corp 5.50%, 06/15/2041	179,918
175,000	Avangrid Inc 3.80%, 06/01/2029	164,138
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	468,039
175,000	5.95%, 05/15/2037	182,320
175,000	5.15%, 11/15/2043(b)	170,788
2,735,000	2.85%, 05/15/2051	1,761,072
1,000,000	Black Hills Corp 3.88%, 10/15/2049	731,717
500,000	Boston Gas Co(a) 3.15%, 08/01/2027	463,708
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	847,376
2,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	1,902,641
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	928,933
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	992,814
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027	940,858
1,000,000	2.40%, 06/15/2031	850,879
2,500,000	5.50%, 03/15/2034	2,582,572
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	1,001,677
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	906,229
	Dominion Energy Inc
175,000	3.90%, 10/01/2025	171,144
1,500,000	3.38%, 04/01/2030	1,363,190
1,175,000	2.25%, 08/15/2031	961,513
175,000	4.70%, 12/01/2044	152,101
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	828,025
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,013,348

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	3.75%, 08/15/2047	$ 782,070
1,000,000	DTE Energy Co 4.88%, 06/01/2028	988,694
1,000,000	Duke Energy Carolinas LLC 2.45%, 02/01/2030	878,986
	Duke Energy Corp
5,311,000	2.55%, 06/15/2031	4,471,947
175,000	3.50%, 06/15/2051	122,857
1,000,000	Duke Energy Florida LLC 1.75%, 06/15/2030	830,706
1,500,000	Duke Energy Florida Project Finance LLC 2.86%, 03/01/2033	1,293,963
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,010,969
657,000	Duke Energy Progress LLC 2.00%, 08/15/2031	536,070
471,751	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	446,981
1,000,000	Entergy Arkansas LLC(b) 5.15%, 01/15/2033	1,002,639
175,000	Entergy Corp 2.80%, 06/15/2030	152,919
	Entergy Louisiana LLC
1,000,000	4.75%, 09/15/2052	891,012
1,200,000	5.70%, 03/15/2054	1,220,455
	Eversource Energy
1,000,000	5.50%, 01/01/2034	1,000,111
1,000,000	3.45%, 01/15/2050	699,022
1,750,000	Exelon Corp 5.30%, 03/15/2033	1,755,422
	Florida Power & Light Co
140,000	5.96%, 04/01/2039	152,138
1,209,000	5.25%, 02/01/2041	1,207,920
171,000	4.05%, 10/01/2044	146,182
1,500,000	3.15%, 10/01/2049	1,055,871
1,000,000	Georgia Power Co 3.25%, 03/15/2051	701,832
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	162,822
1,000,000	ITC Holdings Corp(a) 4.95%, 09/22/2027	992,830
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	516,677
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	168,188
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,029,063
1,175,000	2.70%, 08/01/2052	731,591
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028(b)	1,005,514
1,000,000	2.75%, 04/15/2032	848,554
1,000,000	New York State Electric & Gas Corp(a) 5.65%, 08/15/2028	1,022,675
	NextEra Energy Capital Holdings Inc
1,500,000	4.63%, 07/15/2027	1,479,085
Principal Amount		Fair Value
Utilities — (continued)
$ 2,000,000	5.05%, 02/28/2033	$ 1,981,512
	NiSource Inc
1,000,000	2.95%, 09/01/2029	903,128
1,000,000	5.40%, 06/30/2033(b)	1,008,044
600,000	5.35%, 04/01/2034	596,750
1,000,000	Northern States Power Co(b) 4.00%, 08/15/2045	811,937
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,020,054
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,256,331
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	956,267
1,400,000	Pacific Gas & Electric Co 4.95%, 07/01/2050	1,204,268
1,000,000	PECO Energy Co 4.38%, 08/15/2052	868,169
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	988,535
175,000	Progress Energy Inc 7.75%, 03/01/2031	198,016
	Public Service Electric & Gas Co
1,000,000	4.65%, 03/15/2033	974,683
1,000,000	5.20%, 08/01/2033	1,014,761
1,000,000	4.05%, 05/01/2045	822,308
175,000	Public Service Enterprise Group Inc 1.60%, 08/15/2030	141,278
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	642,726
1,000,000	Sierra Pacific Power Co(a) 5.90%, 03/15/2054	1,034,748
	Southern California Edison Co
500,000	5.15%, 06/01/2029	502,054
1,400,000	5.75%, 04/15/2054	1,419,996
1,000,000	Southern California Gas Co 5.60%, 04/01/2054	1,000,635
	Southern Co
1,500,000	3.70%, 04/30/2030	1,390,423
1,000,000	5.70%, 03/15/2034	1,031,344
500,000	4.40%, 07/01/2046	430,636
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,023,370
1,000,000	Tampa Electric Co 5.00%, 07/15/2052	922,059
1,200,000	Union Electric Co 5.20%, 04/01/2034	1,201,977
	Virginia Electric & Power Co
500,000	3.75%, 05/15/2027	482,332
500,000	3.80%, 09/15/2047	386,731
1,000,000	5.35%, 01/15/2054(b)	980,216
500,000	WEC Energy Group Inc 5.60%, 09/12/2026	505,779
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	927,500
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	152,439
1,000,000	4.60%, 06/01/2032	940,356

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	5.45%, 08/15/2033	$ 993,906
		86,663,917
TOTAL CORPORATE BONDS AND NOTES — 25.58% (Cost $1,011,013,931)		$936,817,887
FOREIGN GOVERNMENT BONDS AND NOTES
	African Development Bank
1,000,000	3.38%, 07/07/2025	980,268
500,000	4.38%, 03/14/2028	498,049
	Asian Development Bank
2,000,000	2.88%, 05/06/2025	1,953,811
1,000,000	4.25%, 01/09/2026(b)	991,278
1,000,000	3.13%, 08/20/2027	957,345
1,000,000	3.75%, 04/25/2028	975,023
1,000,000	4.50%, 08/25/2028	1,005,281
1,000,000	1.88%, 03/15/2029	890,473
1,000,000	3.88%, 09/28/2032	965,367
1,000,000	3.88%, 06/14/2033	962,657
	Asian Infrastructure Investment Bank
1,500,000	3.38%, 06/29/2025	1,469,623
1,000,000	4.13%, 01/18/2029	989,920
1,500,000	Canada Government International Bond(b) 0.75%, 05/19/2026	1,382,047
	Chile Government International Bond
500,000	2.75%, 01/31/2027	468,115
1,000,000	4.95%, 01/05/2036	966,514
4,000,000	3.50%, 01/25/2050	2,911,699
500,000	3.25%, 09/21/2071	314,871
500,000	Corp Andina de Fomento 2.25%, 02/08/2027	460,690
1,500,000	Council of Europe Development Bank 0.88%, 09/22/2026	1,369,591
500,000	Council Of Europe Development Bank 4.13%, 01/24/2029	494,944
	European Bank for Reconstruction & Development
1,000,000	0.50%, 11/25/2025	932,243
1,000,000	4.38%, 03/09/2028	997,288
1,000,000	4.13%, 01/25/2029	990,285
	European Investment Bank
1,000,000	0.63%, 07/25/2025(b)	945,014
2,000,000	1.38%, 03/15/2027(b)	1,828,815
1,000,000	3.25%, 11/15/2027	960,134
2,000,000	3.88%, 03/15/2028	1,960,946
1,000,000	1.75%, 03/15/2029	885,740
1,000,000	3.63%, 07/15/2030	961,887
1,000,000	3.75%, 02/14/2033	958,683
1,000,000	4.13%, 02/13/2034	982,647
	Export Development Canada
1,000,000	4.38%, 06/29/2026	993,397
1,000,000	3.88%, 02/14/2028	979,659
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Export-Import Bank of Korea
$ 1,000,000	2.63%, 05/26/2026	$ 952,102
2,000,000	5.13%, 01/11/2033	2,038,847
1,000,000	4.63%, 06/07/2033(a)	985,644
	Hungary Government International Bond(a)
1,000,000	2.13%, 09/22/2031	792,000
1,000,000	3.13%, 09/21/2051	630,180
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	948,050
1,000,000	4.65%, 09/20/2032	972,550
1,000,000	5.65%, 01/11/2053	1,044,928
	Inter-American Development Bank
1,000,000	0.63%, 07/15/2025	946,937
1,500,000	0.88%, 04/20/2026	1,388,762
1,000,000	4.38%, 02/01/2027	995,648
2,000,000	1.13%, 07/20/2028	1,747,381
1,000,000	4.13%, 02/15/2029	990,403
1,000,000	3.50%, 04/12/2033	934,433
500,000	4.50%, 09/13/2033	504,527
	Inter-American Investment Corp
1,000,000	4.13%, 02/15/2028	982,614
1,000,000	4.75%, 09/19/2028	1,008,969
	International Bank for Reconstruction & Development
1,000,000	0.75%, 11/24/2027	875,921
1,000,000	4.63%, 08/01/2028	1,010,220
9,500,000	1.13%, 09/13/2028	8,266,263
1,000,000	4.00%, 07/25/2030	980,651
500,000	0.75%, 08/26/2030	400,150
2,000,000	1.25%, 02/10/2031	1,635,106
	International Finance Corp
400,000	0.38%, 07/16/2025	377,366
500,000	4.38%, 01/15/2027	497,958
500,000	4.50%, 07/13/2028	502,693
	Israel Government International Bond
1,000,000	3.25%, 01/17/2028	930,256
1,000,000	4.50%, 01/17/2033	930,002
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,753,520
	Korea Development Bank
1,000,000	2.25%, 02/24/2027(b)	924,993
470,000	1.38%, 04/25/2027	423,691
1,000,000	4.50%, 02/15/2029	991,770
2,000,000	4.25%, 09/08/2032	1,916,789
	Mexico Government International Bond
500,000	5.40%, 02/09/2028	502,634
1,000,000	5.00%, 05/07/2029	986,316
2,000,000	4.75%, 04/27/2032	1,894,895
1,000,000	4.88%, 05/19/2033	946,875
500,000	3.50%, 02/12/2034	415,858
2,750,000	4.60%, 01/23/2046	2,208,762

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	6.34%, 05/04/2053	$ 986,597
1,000,000	3.77%, 05/24/2061	649,025
	Nordic Investment Bank
1,000,000	0.50%, 01/21/2026	926,871
1,000,000	3.38%, 09/08/2027	964,227
1,000,000	Panama Bonos del Tesoro(a) 6.38%, 07/25/2033	934,500
	Panama Government International Bond
2,000,000	3.16%, 01/23/2030	1,660,025
1,000,000	6.40%, 02/14/2035	943,329
1,000,000	Panama Notas del Tesoro 3.75%, 04/17/2026	956,250
400,000	Perusahaan Penerbit SBSN Indonesia III(a) 4.70%, 06/06/2032	392,000
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	877,750
500,000	3.00%, 01/15/2034	408,361
1,000,000	3.55%, 03/10/2051(b)	722,500
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,863,220
200,000	5.61%, 04/13/2033(b)	207,550
1,000,000	5.00%, 07/17/2033	999,760
2,000,000	2.95%, 05/05/2045	1,392,504
	Province of Alberta Canada
1,000,000	2.05%, 08/17/2026(a)	939,932
1,000,000	4.50%, 01/24/2034	987,582
	Province of British Columbia Canada
3,000,000	1.30%, 01/29/2031(b)	2,450,062
1,000,000	4.20%, 07/06/2033	969,786
	Province of Manitoba Canada
500,000	2.13%, 06/22/2026	471,994
1,000,000	4.30%, 07/27/2033	975,397
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	927,563
1,000,000	1.13%, 10/07/2030	810,642
1,500,000	1.80%, 10/14/2031	1,242,099
5,099,000	Province of Quebec Canada 1.35%, 05/28/2030	4,244,405
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	710,594
	Republic of Poland Government International Bond
500,000	5.50%, 11/16/2027	510,144
1,000,000	5.75%, 11/16/2032	1,045,874
1,000,000	4.88%, 10/04/2033	983,812
	Svensk Exportkredit AB
1,000,000	0.63%, 05/14/2025	950,944
1,000,000	4.13%, 06/14/2028	984,926
1,000,000	4.88%, 10/04/2030	1,018,115
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	488,826
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 500,000	5.75%, 10/28/2034	$ 527,250
500,000	4.98%, 04/20/2055	469,310
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 3.31% (Cost $130,638,493)		$121,214,694
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.80%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	471,892
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	284,646
	Series 2019-BN20 Class ASB
2,200,000	2.93%, 09/15/2062	2,071,047
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,804,683
	BBCMS Mortgage Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,276,337
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	832,992
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(c)	1,053,079
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,085,786
	Series 2019-B9 Class A4
650,000	3.75%, 03/15/2052	609,707
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	265,534
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	816,665
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	941,706
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
1,000,000	3.76%, 06/10/2048	969,656
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	1,979,031
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	224,396

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	$ 1,716,684
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(c)	2,953,200
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	890,528
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	586,140
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,484,164
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	957,985
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,138,328
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	880,556
		29,294,742
U.S. Government Agency — 26.75%
	Federal Home Loan Mortgage Corp
75,855	4.00%, 05/01/2026	74,764
60,553	3.00%, 01/01/2027	58,874
1,771	7.50%, 05/01/2027	1,781
214,314	2.50%, 11/01/2028	205,055
145,329	3.00%, 01/01/2029	140,081
438,314	3.00%, 02/01/2029	420,681
6,400	6.50%, 04/01/2029	6,572
990	7.50%, 08/01/2030	1,010
1,162,111	2.50%, 12/01/2031	1,086,713
211,892	2.50%, 02/01/2032	197,811
134,811	3.50%, 04/01/2032	128,902
31,792	6.50%, 11/01/2032	32,734
213,193	3.00%, 04/01/2033	202,284
113,313	3.50%, 05/01/2033	108,922
161,102	3.50%, 06/01/2033	153,380
257,518	4.00%, 07/01/2033	251,372
945,967	3.00%, 01/01/2034	893,125
124,828	3.50%, 03/01/2034	119,988
237,556	4.00%, 06/01/2034	230,073
192,226	3.50%, 09/01/2034	183,948
319,409	2.00%, 10/01/2034	285,702
640,532	3.00%, 12/01/2034	599,901
769,338	2.50%, 02/01/2035	706,400
204,265	2.50%, 03/01/2035	186,782
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 501,574	1.50%, 07/01/2035	$ 437,375
1,625,971	2.00%, 07/01/2035	1,451,015
508,230	3.00%, 07/01/2035	474,262
700,906	2.00%, 08/01/2035	624,139
965,729	2.00%, 10/01/2035	862,026
1,456,612	1.50%, 12/01/2035	1,270,136
145,225	2.00%, 12/01/2035	129,627
1,489,709	2.00%, 01/01/2036	1,329,702
1,324,623	1.50%, 02/01/2036	1,153,339
466,413	2.00%, 02/01/2036	415,761
1,494,060	2.50%, 02/01/2036	1,370,859
293,798	2.00%, 03/01/2036	261,892
7,425	6.00%, 03/01/2036	7,700
8,158	6.00%, 04/01/2036	8,462
537,104	1.00%, 05/01/2036	455,559
496,976	1.50%, 05/01/2036	431,477
953,315	2.00%, 05/01/2036	846,291
285,739	1.50%, 06/01/2036	248,776
31,612	5.00%, 06/01/2036	31,817
1,228,690	1.50%, 07/01/2036	1,067,950
229,314	1.00%, 08/01/2036	194,493
793,742	1.50%, 09/01/2036	688,401
734,373	2.00%, 09/01/2036	650,514
598,380	3.00%, 09/01/2036	551,495
3,175,814	2.00%, 10/01/2036	2,816,040
2,098,538	2.50%, 10/01/2036	1,911,862
2,362,477	1.50%, 12/01/2036	2,046,638
1,006,150	1.50%, 01/01/2037	871,631
371,601	1.50%, 03/01/2037	321,755
1,386,654	2.00%, 03/01/2037	1,235,946
1,095,788	2.00%, 04/01/2037	971,607
419,201	1.50%, 05/01/2037	362,970
1,270,516	1.50%, 06/01/2037	1,100,092
370,695	4.00%, 07/01/2037	357,311
474,037	5.00%, 10/01/2037	473,729
196,106	4.50%, 11/01/2037	193,007
12,242	5.50%, 11/01/2037	12,524
208,368	4.00%, 12/01/2037	201,741
618,527	4.50%, 12/01/2037	608,753
9,209	5.50%, 12/01/2037	9,420
592,897	3.50%, 01/01/2038	563,280
318,130	4.00%, 05/01/2038	308,011
324,333	5.50%, 07/01/2038	326,873
89,602	3.50%, 10/01/2038	83,620
354,240	5.50%, 11/01/2038	357,015
67,410	5.00%, 12/01/2039	67,352
690,065	3.00%, 02/01/2040	626,369
150,741	5.00%, 02/01/2040	150,611
126,768	5.00%, 05/01/2040	126,658
226,239	2.50%, 07/01/2040	196,975
194,778	2.50%, 08/01/2040	169,933
63,528	5.00%, 08/01/2040	63,473
1,147,096	2.00%, 10/01/2040	970,708
372,638	1.50%, 11/01/2040	306,374
481,113	2.00%, 12/01/2040	406,681
738,456	2.50%, 12/01/2040	643,639
596,183	4.00%, 02/01/2041	565,690
719,522	2.00%, 03/01/2041	607,527

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 98,636	4.00%, 04/01/2041	$ 93,574
239,099	1.50%, 05/01/2041	195,898
1,209,712	2.00%, 07/01/2041	1,006,463
338,221	2.50%, 07/01/2041	294,797
501,023	2.00%, 08/01/2041	421,787
1,647,541	2.00%, 10/01/2041	1,384,765
595,463	2.00%, 11/01/2041	500,059
620,816	1.50%, 12/01/2041	505,300
691,223	2.50%, 04/01/2042	594,342
454,568	2.50%, 09/01/2042	391,128
292,297	3.50%, 11/01/2042	269,099
250,271	3.50%, 05/01/2043	230,455
367,571	4.00%, 11/01/2043	348,732
336,152	3.50%, 11/01/2044	308,563
1,052,547	3.00%, 04/01/2045	935,079
634,887	3.00%, 08/01/2045	563,832
363,817	3.50%, 10/01/2045	332,142
986,649	3.50%, 04/01/2046	900,750
2,403,154	3.00%, 02/01/2047	2,115,211
1,019,075	3.50%, 02/01/2047	929,150
969,055	4.00%, 02/01/2047	917,572
479,273	2.50%, 03/01/2047	407,797
478,792	3.50%, 11/01/2047	437,096
460,872	4.00%, 11/01/2047	435,715
287,207	4.50%, 01/01/2048	281,589
1,040,584	3.50%, 02/01/2048	949,955
352,348	4.00%, 03/01/2048	332,555
1,012,708	3.50%, 08/01/2048	917,178
197,680	4.00%, 08/01/2048	186,530
124,042	4.50%, 08/01/2048	119,938
146,963	4.00%, 09/01/2048	138,181
2,840,962	4.00%, 11/01/2048	2,675,211
62,078	4.00%, 01/01/2049	58,389
1,180,127	3.50%, 05/01/2049	1,079,332
4,075,195	3.50%, 06/01/2049	3,703,421
509,891	5.50%, 06/01/2049	516,376
332,391	4.50%, 08/01/2049	321,932
529,282	5.00%, 08/01/2049	523,973
1,503,449	3.00%, 09/01/2049	1,308,409
443,945	4.00%, 09/01/2049	415,117
732,829	2.50%, 10/01/2049	611,282
316,044	3.00%, 10/01/2049	277,439
65,364	3.50%, 10/01/2049	59,334
171,332	4.00%, 10/01/2049	160,228
945,583	4.50%, 11/01/2049	915,235
1,826,583	3.50%, 12/01/2049	1,659,704
392,428	3.50%, 01/01/2050	357,863
1,377,828	3.00%, 02/01/2050	1,203,771
134,813	3.00%, 03/01/2050	118,066
173,145	5.00%, 03/01/2050	171,413
352,568	3.00%, 04/01/2050	306,850
544,759	3.50%, 04/01/2050	495,662
1,555,666	2.50%, 05/01/2050	1,297,754
648,164	4.00%, 05/01/2050	611,900
3,634,502	2.50%, 07/01/2050	3,027,179
95,055	4.00%, 07/01/2050	88,896
772,015	4.50%, 07/01/2050	740,032
1,213,091	2.00%, 08/01/2050	967,573
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,819,962	3.00%, 08/01/2050	$ 2,450,094
5,717,718	2.00%, 09/01/2050	4,561,132
2,815,057	2.50%, 09/01/2050	2,343,641
3,364,132	3.00%, 09/01/2050	2,921,638
188,402	3.50%, 09/01/2050	170,875
100,796	4.00%, 09/01/2050	94,173
907,409	2.00%, 10/01/2050	726,003
925,632	2.50%, 10/01/2050	771,315
3,441,688	3.00%, 10/01/2050	2,986,833
2,231,621	1.50%, 11/01/2050	1,681,327
6,834,102	2.00%, 11/01/2050	5,447,380
940,450	2.50%, 11/01/2050	790,638
1,853,351	1.50%, 12/01/2050	1,402,070
4,795,736	2.00%, 12/01/2050	3,814,710
462,443	3.00%, 12/01/2050	401,327
7,143,027	2.00%, 01/01/2051	5,694,033
6,696,618	2.50%, 01/01/2051	5,558,982
4,207,258	1.50%, 03/01/2051	3,180,288
8,533,660	2.00%, 03/01/2051	6,787,692
826,732	1.50%, 04/01/2051	624,715
546,910	2.50%, 04/01/2051	454,674
2,208,582	2.00%, 05/01/2051	1,755,444
4,327,799	2.50%, 05/01/2051	3,605,402
1,009,723	1.50%, 06/01/2051	761,129
1,109,099	3.50%, 06/01/2051	996,475
3,388,253	2.00%, 08/01/2051	2,690,120
1,437,823	2.50%, 08/01/2051	1,193,526
4,446,532	2.50%, 09/01/2051	3,705,583
3,103,909	1.50%, 10/01/2051	2,339,975
10,034,855	2.00%, 10/01/2051	7,957,375
11,798,064	2.50%, 10/01/2051	9,799,295
9,597,232	2.00%, 11/01/2051	7,616,678
4,644,088	2.50%, 11/01/2051	3,851,184
5,422,872	2.00%, 12/01/2051	4,302,245
3,929,180	2.50%, 12/01/2051	3,257,609
3,807,734	3.00%, 12/01/2051	3,279,805
2,213,196	2.00%, 01/01/2052	1,755,669
6,685,338	2.50%, 01/01/2052	5,596,529
855,076	3.00%, 01/01/2052	735,960
697,679	2.00%, 02/01/2052	552,110
2,155,526	2.50%, 02/01/2052	1,794,955
3,797,175	2.00%, 03/01/2052	3,021,477
3,101,001	3.00%, 03/01/2052	2,675,587
384,677	3.50%, 03/01/2052	345,356
4,709,861	2.50%, 04/01/2052	3,902,542
307,790	3.00%, 04/01/2052	268,759
2,149,462	3.50%, 04/01/2052	1,927,030
6,499,067	3.00%, 05/01/2052	5,596,823
1,375,107	4.00%, 05/01/2052	1,275,734
948,497	3.00%, 06/01/2052	821,529
4,568,331	3.50%, 06/01/2052	4,096,371
551,198	4.50%, 06/01/2052	524,868
2,031,746	2.50%, 07/01/2052	1,681,690
368,261	3.50%, 07/01/2052	333,491
592,451	4.50%, 07/01/2052	564,234
292,837	5.00%, 07/01/2052	285,788
702,172	3.50%, 08/01/2052	636,082
4,200,087	4.00%, 08/01/2052	3,895,553

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,782,404	2.50%, 09/01/2052	$ 2,302,413
543,729	4.00%, 09/01/2052	510,024
7,314,954	4.50%, 09/01/2052	6,974,237
1,430,216	5.00%, 09/01/2052	1,396,570
3,271,309	3.50%, 10/01/2052	2,928,875
2,169,717	4.00%, 10/01/2052	2,011,070
461,263	4.50%, 10/01/2052	439,276
538,703	5.00%, 10/01/2052	531,297
421,343	5.50%, 10/01/2052	420,076
266,363	6.00%, 10/01/2052	269,937
576,684	4.50%, 11/01/2052	560,235
2,341,557	5.00%, 11/01/2052	2,286,510
598,942	5.50%, 11/01/2052	597,906
747,066	4.50%, 12/01/2052	711,367
3,193,312	5.00%, 12/01/2052	3,128,911
935,692	5.50%, 12/01/2052	936,567
446,810	6.00%, 12/01/2052	451,656
561,142	5.00%, 01/01/2053	550,683
1,077,924	5.50%, 01/01/2053	1,074,713
1,818,164	6.00%, 01/01/2053	1,844,281
685,554	5.50%, 02/01/2053	683,793
272,709	6.50%, 02/01/2053	281,193
720,953	5.00%, 03/01/2053	704,212
599,014	5.50%, 03/01/2053	600,881
620,064	4.50%, 04/01/2053	590,426
1,186,549	5.50%, 04/01/2053	1,189,426
853,190	5.00%, 05/01/2053	837,699
2,979,517	5.50%, 05/01/2053	2,965,503
672,240	4.50%, 06/01/2053	640,092
758,019	5.00%, 06/01/2053	749,493
863,825	5.50%, 06/01/2053	862,583
1,288,600	5.00%, 07/01/2053	1,257,144
430,653	5.50%, 07/01/2053	431,064
695,083	6.00%, 07/01/2053	705,502
1,057,759	5.00%, 08/01/2053	1,031,932
427,020	5.50%, 08/01/2053	424,925
1,045,050	6.00%, 08/01/2053	1,068,203
371,618	6.50%, 08/01/2053	385,129
388,342	5.00%, 09/01/2053	378,859
753,876	6.50%, 09/01/2053	774,998
1,785,112	5.50%, 10/01/2053	1,776,111
1,770,575	6.00%, 10/01/2053	1,786,575
1,035,765	6.50%, 10/01/2053	1,058,178
1,159,618	5.00%, 11/01/2053	1,131,369
603,224	5.50%, 11/01/2053	600,182
390,937	6.00%, 11/01/2053	400,353
972,113	6.50%, 11/01/2053	1,002,411
2,541,159	6.00%, 01/01/2054	2,564,122
580,000	7.00%, 04/01/2054	597,986
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	972,343
	Series K061 Class A2
1,868,127	3.35%, 11/25/2026(c)	1,797,437
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,050,590
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K077 Class A2
$ 2,750,000	3.85%, 05/25/2028(c)	$ 2,667,704
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(c)	1,446,502
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,508,034
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,025,295
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,294,065
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	898,471
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,821,330
	Series K104 Class A2
300,000	2.25%, 01/25/2030	265,047
	Series K127 Class A2
500,000	2.11%, 01/25/2031	427,182
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,484,746
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,783,296
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	440,473
	Federal National Mortgage Association
767,689	2.50%, 06/01/2028	733,090
11,025	6.00%, 01/01/2029	11,176
184,046	3.00%, 03/01/2029	176,337
131,236	3.50%, 04/01/2029	127,306
77,885	3.50%, 09/01/2029	75,427
109,417	4.00%, 09/01/2030	106,426
350,390	3.00%, 10/01/2030	333,506
28,272	8.00%, 10/01/2030	28,250
774,904	2.50%, 09/01/2031	725,058
204,117	2.00%, 10/01/2031	188,115
101,875	3.50%, 01/01/2032	97,304
669,283	3.50%, 02/01/2032	641,411
29,308	6.50%, 06/01/2032	30,254
289,505	3.00%, 08/01/2032	273,360
24,082	6.50%, 08/01/2032	24,880
1,038,570	3.00%, 10/01/2032	973,432
76,927	3.00%, 11/01/2032	72,286
277,752	2.50%, 01/01/2033	262,057
336,913	3.00%, 02/01/2033	314,358
96,516	5.50%, 03/01/2033	98,518
370,882	3.00%, 04/01/2033	346,642
15,840	5.00%, 09/01/2033	15,923
1,485,575	3.00%, 12/01/2033	1,403,128
19,407	5.50%, 01/01/2034	19,737
132,270	4.00%, 02/01/2034	127,978
196,168	3.50%, 03/01/2034	187,845
75,409	5.50%, 03/01/2034	76,973
73,651	5.50%, 05/01/2034	75,180
276,113	3.50%, 07/01/2034	267,809
178,173	2.50%, 09/01/2034	163,811
219,146	3.00%, 02/01/2035	205,881
22,069	5.50%, 02/01/2035	22,527

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 275,088	3.00%, 03/01/2035	$ 255,724
786,270	3.00%, 04/01/2035	733,729
231,457	5.00%, 05/01/2035	232,670
665,945	2.00%, 06/01/2035	592,410
714,796	2.50%, 06/01/2035	655,356
286,206	3.50%, 06/01/2035	273,876
268,792	1.50%, 07/01/2035	234,387
4,942	5.00%, 07/01/2035	4,968
483,231	2.00%, 09/01/2035	431,011
211,414	3.50%, 09/01/2035	202,962
48,216	5.00%, 09/01/2035	48,469
714,326	1.50%, 10/01/2035	622,891
51,916	5.00%, 10/01/2035	52,188
37,642	6.00%, 10/01/2035	38,992
40,812	5.50%, 11/01/2035	41,660
1,662,670	2.00%, 12/01/2035	1,484,097
784,564	2.00%, 01/01/2036	699,358
779,802	2.50%, 01/01/2036	714,971
785,601	1.50%, 02/01/2036	682,703
2,228,517	2.00%, 02/01/2036	1,982,382
362,228	3.50%, 04/01/2036	342,230
46,808	6.00%, 04/01/2036	48,869
803,686	1.50%, 05/01/2036	698,559
1,325,594	2.00%, 05/01/2036	1,178,347
647,808	2.50%, 05/01/2036	590,391
1,856,012	2.00%, 06/01/2036	1,646,164
4,132,286	2.50%, 06/01/2036	3,766,019
982,419	1.50%, 07/01/2036	852,926
337,697	2.50%, 07/01/2036	308,659
274,999	1.50%, 08/01/2036	239,769
487,129	2.00%, 08/01/2036	435,565
3,392	6.50%, 08/01/2036	3,499
1,442,526	1.50%, 09/01/2036	1,250,663
2,111,658	2.00%, 09/01/2036	1,874,401
160,376	1.00%, 10/01/2036	135,647
2,888,022	1.50%, 10/01/2036	2,507,912
681,876	2.00%, 10/01/2036	604,837
349,746	2.50%, 10/01/2036	318,189
1,188,889	1.50%, 11/01/2036	1,029,959
4,019,475	2.00%, 11/01/2036	3,571,955
366,844	2.50%, 11/01/2036	334,320
29,955	5.50%, 11/01/2036	30,578
492,856	1.50%, 12/01/2036	426,969
430,108	6.00%, 12/01/2036	445,553
1,831,991	1.50%, 01/01/2037	1,587,064
1,892,525	2.00%, 01/01/2037	1,678,712
730,317	3.00%, 01/01/2037	672,970
1,387,009	2.00%, 02/01/2037	1,235,035
1,230,367	2.00%, 03/01/2037	1,096,144
944,491	2.00%, 04/01/2037	836,571
960,312	3.00%, 04/01/2037	893,339
581,795	3.50%, 07/01/2037	554,606
23,225	5.00%, 07/01/2037	23,346
422,583	2.50%, 08/01/2037	384,641
132,364	5.50%, 08/01/2037	135,116
632,683	3.00%, 09/01/2037	588,556
426,771	4.00%, 12/01/2037	413,338
226,731	5.50%, 01/01/2038	231,444
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 579,826	2.50%, 02/01/2038	$ 527,309
102,568	6.00%, 03/01/2038	106,262
50,979	5.50%, 07/01/2038	52,040
353,542	5.00%, 09/01/2038	353,004
35,163	2.50%, 05/01/2039	31,406
31,915	6.00%, 05/01/2039	33,065
226,923	4.50%, 08/01/2039	222,546
274,738	5.00%, 08/01/2039	274,153
233,982	5.00%, 12/01/2039	233,820
117,058	4.50%, 03/01/2040	114,800
555,910	2.50%, 05/01/2040	485,990
720,995	3.00%, 05/01/2040	667,665
1,758,521	2.00%, 06/01/2040	1,489,326
167,714	5.00%, 06/01/2040	167,357
135,681	4.50%, 08/01/2040	133,067
468,737	2.00%, 09/01/2040	396,252
262,529	2.50%, 09/01/2040	229,074
651,423	3.00%, 09/01/2040	597,237
873,562	2.00%, 11/01/2040	738,711
87,629	4.50%, 11/01/2040	85,939
117,977	5.00%, 11/01/2040	117,726
293,669	1.50%, 01/01/2041	241,183
520,428	2.00%, 02/01/2041	439,322
1,114,112	4.00%, 02/01/2041	1,055,613
454,194	4.50%, 03/01/2041	445,433
420,281	2.00%, 04/01/2041	354,678
232,117	2.00%, 05/01/2041	195,885
318,578	5.00%, 05/01/2041	317,670
329,728	2.00%, 06/01/2041	278,054
795,187	2.00%, 08/01/2041	669,079
543,046	1.50%, 09/01/2041	442,502
1,100,504	2.50%, 09/01/2041	958,851
729,578	1.50%, 10/01/2041	594,196
1,010,382	2.00%, 10/01/2041	849,048
900,533	2.50%, 10/01/2041	783,463
155,201	4.50%, 10/01/2041	152,207
1,355,260	1.50%, 12/01/2041	1,079,749
774,677	2.00%, 12/01/2041	650,421
443,194	3.50%, 12/01/2041	408,290
431,542	4.00%, 01/01/2042	408,892
910,498	2.00%, 03/01/2042	763,785
1,102,293	1.50%, 04/01/2042	895,916
443,554	3.00%, 06/01/2042	396,237
442,419	3.50%, 08/01/2042	405,690
261,096	3.00%, 09/01/2042	233,669
685,201	3.00%, 12/01/2042	611,750
736,834	3.00%, 02/01/2043	661,659
351,788	5.00%, 03/01/2043	348,450
308,501	3.00%, 04/01/2043	275,425
563,892	3.50%, 04/01/2043	512,910
1,292,017	3.50%, 05/01/2043	1,186,071
144,134	4.00%, 07/01/2043	136,574
567,026	3.00%, 08/01/2043	506,251
337,697	3.50%, 08/01/2043	310,285
153,198	4.00%, 09/01/2043	145,167
346,987	3.50%, 08/01/2044	318,114
600,071	4.00%, 08/01/2044	571,732
197,259	4.00%, 06/01/2045	186,834

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,356,665	2.50%, 07/01/2045	$ 1,155,096
1,198,688	3.50%, 07/01/2045	1,093,424
421,116	3.50%, 11/01/2045	382,688
794,992	1.50%, 02/01/2046	608,963
1,223,247	3.50%, 02/01/2046	1,115,407
674,504	4.00%, 03/01/2046	639,054
1,314,380	3.00%, 06/01/2046	1,161,074
1,494,740	3.00%, 09/01/2046	1,308,134
1,049,566	4.00%, 09/01/2046	994,407
328,613	2.50%, 10/01/2046	280,720
1,310,234	3.00%, 10/01/2046	1,156,001
258,499	4.00%, 10/01/2046	244,783
745,158	3.00%, 12/01/2046	655,430
358,244	3.50%, 12/01/2046	326,658
245,988	4.00%, 03/01/2047	232,239
334,627	4.00%, 06/01/2047	315,737
254,041	4.00%, 07/01/2047	239,405
4,413,256	3.50%, 10/01/2047	4,021,299
868,448	4.00%, 10/01/2047	818,772
914,220	4.50%, 02/01/2048	886,209
684,578	3.50%, 05/01/2048	622,784
323,522	4.50%, 05/01/2048	315,013
287,872	4.00%, 10/01/2048	270,869
324,981	4.00%, 11/01/2048	306,996
2,355,659	4.50%, 11/01/2048	2,285,491
271,367	5.00%, 11/01/2048	268,657
1,313,074	4.00%, 01/01/2049	1,232,857
335,859	4.50%, 02/01/2049	324,348
549,290	3.50%, 03/01/2049	500,212
832,842	3.50%, 05/01/2049	757,076
1,063,221	3.50%, 06/01/2049	969,471
2,080,489	4.00%, 06/01/2049	1,945,951
1,000,118	3.50%, 07/01/2049	912,894
2,666,820	4.00%, 07/01/2049	2,509,046
815,597	4.50%, 07/01/2049	787,407
1,341,084	3.50%, 08/01/2049	1,219,335
922,827	4.00%, 08/01/2049	861,826
370,711	3.00%, 09/01/2049	323,393
894,087	3.50%, 09/01/2049	812,450
310,334	4.50%, 09/01/2049	300,984
804,416	4.50%, 10/01/2049	777,357
1,285,444	3.50%, 11/01/2049	1,179,818
3,819,859	3.00%, 12/01/2049	3,331,383
1,077,443	3.50%, 12/01/2049	980,997
2,409,816	2.50%, 01/01/2050	2,010,668
784,607	3.00%, 01/01/2050	685,611
326,882	4.00%, 01/01/2050	304,564
1,558,936	3.00%, 02/01/2050	1,356,559
507,704	4.50%, 02/01/2050	487,939
2,739,669	3.00%, 03/01/2050	2,384,982
589,505	3.50%, 03/01/2050	535,222
878,973	4.00%, 03/01/2050	827,256
448,666	3.00%, 04/01/2050	390,141
1,336,277	4.50%, 04/01/2050	1,303,892
1,407,806	2.50%, 05/01/2050	1,173,787
696,040	3.50%, 05/01/2050	632,156
7,423,582	2.50%, 06/01/2050	6,194,006
306,206	4.00%, 06/01/2050	286,127
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 154,863	4.50%, 06/01/2050	$ 148,755
382,794	2.50%, 07/01/2050	319,154
3,269,123	3.00%, 07/01/2050	2,845,706
500,999	4.00%, 07/01/2050	467,220
3,925,395	2.00%, 08/01/2050	3,131,213
2,201,328	2.50%, 08/01/2050	1,834,882
613,923	4.00%, 08/01/2050	578,516
2,514,627	2.00%, 09/01/2050	2,018,253
1,046,945	2.50%, 09/01/2050	872,665
1,248,146	3.00%, 09/01/2050	1,084,043
430,598	1.50%, 10/01/2050	325,176
3,299,571	2.50%, 10/01/2050	2,759,626
1,024,646	3.00%, 10/01/2050	899,952
2,758,036	1.50%, 11/01/2050	2,082,781
4,345,856	2.00%, 11/01/2050	3,480,812
611,782	2.50%, 11/01/2050	509,831
5,095,916	2.00%, 12/01/2050	4,064,088
792,320	2.50%, 12/01/2050	656,145
2,872,993	3.00%, 12/01/2050	2,503,891
78,987	4.00%, 12/01/2050	73,685
2,422,515	1.50%, 01/01/2051	1,830,596
17,137,338	2.00%, 01/01/2051	13,640,989
1,995,245	2.50%, 01/01/2051	1,664,646
551,701	3.50%, 01/01/2051	499,953
8,239,028	2.00%, 02/01/2051	6,571,721
1,416,526	2.50%, 02/01/2051	1,178,953
276,366	4.00%, 02/01/2051	261,454
731,217	2.00%, 03/01/2051	581,719
470,092	3.50%, 03/01/2051	427,922
1,083,745	1.50%, 04/01/2051	819,064
5,535,643	2.50%, 04/01/2051	4,631,422
1,130,763	3.00%, 04/01/2051	992,803
3,355,935	2.00%, 05/01/2051	2,667,153
7,381,270	3.00%, 05/01/2051	6,413,762
702,496	1.50%, 06/01/2051	530,557
443,329	2.00%, 06/01/2051	350,955
3,349,708	2.50%, 06/01/2051	2,782,361
807,955	3.00%, 06/01/2051	711,215
17,303,889	2.00%, 07/01/2051	13,774,706
570,522	2.00%, 08/01/2051	457,820
2,373,097	2.50%, 08/01/2051	1,974,243
710,042	3.00%, 08/01/2051	613,157
2,463,664	1.50%, 09/01/2051	1,857,520
9,813,734	2.00%, 09/01/2051	7,793,274
15,054,283	2.50%, 09/01/2051	12,519,582
1,835,143	1.50%, 10/01/2051	1,383,613
16,226,475	2.00%, 10/01/2051	12,970,233
19,144,638	2.50%, 10/01/2051	15,946,613
2,189,599	2.50%, 11/01/2051	1,816,343
5,717,988	3.50%, 11/01/2051	5,163,424
4,399,229	2.00%, 12/01/2051	3,488,228
767,601	2.50%, 12/01/2051	636,495
14,533,737	2.00%, 01/01/2052	11,529,080
3,506,920	2.50%, 01/01/2052	2,899,874
2,154,977	3.00%, 01/01/2052	1,866,858
12,372,988	2.00%, 02/01/2052	9,847,166
1,161,276	2.50%, 02/01/2052	963,335
2,610,083	3.00%, 02/01/2052	2,270,122

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 597,826	4.00%, 02/01/2052	$ 554,793
4,235,218	2.00%, 03/01/2052	3,393,777
2,228,545	2.50%, 03/01/2052	1,877,318
1,382,280	3.00%, 03/01/2052	1,190,370
3,388,193	2.00%, 04/01/2052	2,682,107
1,741,699	2.50%, 04/01/2052	1,449,556
3,427,219	3.00%, 04/01/2052	2,951,684
399,956	3.50%, 04/01/2052	357,978
1,134,301	4.00%, 04/01/2052	1,052,126
909,717	3.00%, 05/01/2052	783,565
3,576,909	3.50%, 05/01/2052	3,211,793
2,975,462	4.00%, 05/01/2052	2,759,933
2,326,658	3.50%, 06/01/2052	2,093,517
7,152,897	4.00%, 06/01/2052	6,669,736
5,833,299	3.00%, 07/01/2052	5,019,909
7,684,527	4.50%, 07/01/2052	7,335,720
1,116,537	5.00%, 07/01/2052	1,090,357
556,527	3.50%, 08/01/2052	498,379
1,112,784	4.00%, 09/01/2052	1,032,249
595,830	5.00%, 09/01/2052	581,352
1,936,906	5.50%, 09/01/2052	1,936,835
1,391,937	4.50%, 10/01/2052	1,332,529
2,389,264	5.00%, 10/01/2052	2,339,225
914,541	4.50%, 11/01/2052	877,328
3,469,730	5.00%, 11/01/2052	3,414,827
818,649	5.50%, 11/01/2052	818,240
1,180,276	4.00%, 12/01/2052	1,093,003
3,190,605	5.50%, 12/01/2052	3,195,710
2,219,043	6.00%, 12/01/2052	2,251,533
758,245	4.00%, 01/01/2053	702,435
1,089,514	4.50%, 01/01/2053	1,037,468
489,414	5.50%, 01/01/2053	492,227
549,356	6.00%, 01/01/2053	556,661
704,093	6.50%, 01/01/2053	719,486
868,239	5.50%, 02/01/2053	870,636
517,328	6.00%, 02/01/2053	526,885
447,688	7.00%, 02/01/2053	461,570
902,148	6.50%, 03/01/2053	921,670
2,294,044	5.00%, 04/01/2053	2,239,069
1,677,823	5.50%, 04/01/2053	1,669,988
834,560	6.00%, 04/01/2053	842,612
300,559	6.50%, 04/01/2053	309,645
1,649,668	5.00%, 05/01/2053	1,610,632
1,028,283	5.50%, 05/01/2053	1,023,099
2,420,513	6.00%, 05/01/2053	2,456,677
1,228,875	6.50%, 05/01/2053	1,258,961
1,158,441	4.00%, 06/01/2053	1,073,490
1,997,134	5.00%, 06/01/2053	1,948,451
723,734	4.50%, 07/01/2053	689,159
956,183	5.00%, 07/01/2053	940,584
700,950	5.50%, 07/01/2053	699,582
1,313,965	6.00%, 07/01/2053	1,339,569
1,250,279	6.50%, 07/01/2053	1,277,334
4,108,725	5.50%, 08/01/2053	4,096,082
432,134	6.00%, 08/01/2053	439,651
758,305	6.50%, 08/01/2053	787,255
702,753	5.50%, 09/01/2053	702,948
3,287,804	6.00%, 09/01/2053	3,319,104
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 691,795	6.00%, 10/01/2053	$ 699,216
2,428,129	6.50%, 10/01/2053	2,482,901
1,082,846	5.50%, 11/01/2053	1,087,427
1,555,739	6.00%, 11/01/2053	1,585,524
4,267,651	6.50%, 11/01/2053	4,362,438
1,036,218	7.00%, 12/01/2053	1,068,351
393,569	5.50%, 01/01/2054	391,586
2,388,369	7.00%, 01/01/2054	2,462,432
373,713	7.50%, 01/01/2054	388,241
970,000	6.50%, 03/01/2054	1,002,909
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
788,565	2.55%, 12/25/2026(c)	744,006
	Series 2017-M5 Class A2
431,589	3.07%, 04/25/2029(c)	401,030
	Series 2018-M12 Class A2
350,000	3.63%, 08/25/2030(c)	331,104
	Series 2018-M14 Class A2
1,379,512	3.58%, 08/25/2028(c)	1,320,743
	Series 2019-M1 Class A2
1,735,265	3.55%, 09/25/2028(c)	1,659,308
	Series 2019-M22 Class A2
1,960,361	2.52%, 08/25/2029	1,760,311
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	578,875
	Series 2021-M12 Class 2A2
1,000,000	2.13%, 05/25/2033(c)	807,989
	Government National Mortgage Association
6	7.00%, 07/15/2025	6
475	7.50%, 12/15/2025	474
11,831	3.50%, 02/15/2026	11,627
80,003	5.00%, 11/15/2033	80,577
15,417	5.50%, 12/15/2035	15,799
20,377	5.00%, 12/20/2035	20,550
41,109	6.00%, 01/20/2036	42,763
46,015	5.50%, 02/20/2036	47,430
280,343	2.50%, 05/20/2036	254,051
131,476	2.00%, 06/20/2036	117,774
183,835	2.00%, 12/20/2036	164,673
279,111	5.00%, 06/15/2039	281,797
87,214	4.00%, 05/20/2040	83,861
75,777	4.50%, 07/20/2040	74,678
73,639	4.50%, 09/20/2040	72,518
311,458	4.00%, 10/15/2040	296,410
465,909	4.50%, 07/20/2041	459,102
141,482	4.00%, 09/15/2041	134,644
30,535	4.50%, 12/20/2041	30,355
600,861	2.50%, 12/20/2042	521,189
164,555	3.00%, 02/15/2043	148,661
663,205	3.50%, 09/20/2043	616,532
1,776,398	3.50%, 06/20/2044	1,648,798
655,877	3.50%, 10/20/2044	606,774
536,373	4.50%, 11/20/2044	529,192
697,087	4.00%, 02/20/2045	668,976

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 912,716	3.50%, 07/20/2045	$ 842,335
492,125	3.00%, 08/20/2045	440,414
502,661	4.00%, 08/20/2045	476,219
1,132,217	3.50%, 10/20/2045	1,044,842
455,032	3.50%, 12/20/2045	420,616
476,847	3.50%, 02/20/2046	440,699
157,034	4.00%, 03/20/2046	149,893
593,033	3.00%, 08/20/2046	530,267
1,963,651	3.00%, 09/20/2046	1,757,652
1,599,199	3.50%, 10/20/2046	1,472,706
2,408,665	3.00%, 12/20/2046	2,152,797
869,077	3.50%, 12/20/2046	802,649
3,255,433	3.00%, 01/20/2047	2,903,141
3,464,325	3.50%, 04/20/2047	3,189,739
479,014	4.00%, 06/20/2047	455,062
536,407	3.50%, 07/20/2047	495,178
571,904	3.50%, 08/20/2047	527,332
571,345	4.00%, 09/20/2047	537,259
411,653	4.50%, 11/15/2047	398,837
2,054,841	3.00%, 02/20/2048	1,833,161
338,626	4.00%, 02/20/2048	321,043
613,339	4.00%, 03/20/2048	581,335
522,247	4.50%, 03/20/2048	509,209
126,510	5.00%, 11/20/2048	126,249
2,309,038	4.00%, 12/20/2048	2,178,798
1,188,969	4.50%, 12/20/2048	1,157,082
246,543	4.50%, 03/20/2049	239,906
859,239	3.50%, 04/20/2049	790,321
310,253	3.50%, 05/20/2049	285,335
1,738,255	4.00%, 05/20/2049	1,639,589
131,717	2.50%, 08/20/2049	112,907
511,809	3.50%, 09/20/2049	470,550
596,609	2.50%, 10/20/2049	511,560
1,533,475	3.00%, 10/20/2049	1,364,033
1,823,792	3.00%, 11/20/2049	1,622,083
132,133	5.00%, 11/20/2049	131,772
557,647	3.00%, 12/20/2049	495,198
1,173,523	3.00%, 01/20/2050	1,036,803
411,358	2.50%, 02/20/2050	353,343
970,319	3.00%, 02/20/2050	862,674
3,393,914	2.50%, 03/20/2050	2,912,097
1,590,179	3.50%, 04/20/2050	1,458,528
284,309	5.00%, 04/20/2050	283,758
1,754,771	2.50%, 06/20/2050	1,499,179
1,067,266	4.00%, 06/20/2050	1,009,060
741,724	3.00%, 07/20/2050	655,078
2,724,168	2.00%, 08/20/2050	2,235,726
3,534,562	2.50%, 08/20/2050	3,019,319
1,765,119	3.00%, 08/20/2050	1,558,920
2,020,551	3.50%, 08/20/2050	1,853,403
177,023	4.00%, 08/20/2050	167,369
407,303	2.50%, 09/20/2050	347,928
595,950	3.50%, 09/20/2050	546,461
1,325,930	2.00%, 10/20/2050	1,087,231
1,315,282	2.50%, 10/20/2050	1,122,731
2,763,053	3.00%, 10/20/2050	2,440,285
1,972,767	2.50%, 11/20/2050	1,689,513
1,135,115	3.50%, 11/20/2050	1,040,807
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,072,732	2.00%, 12/20/2050	$ 3,339,972
3,482,813	2.50%, 12/20/2050	2,972,941
1,755,985	2.00%, 01/20/2051	1,438,739
1,065,051	2.50%, 01/20/2051	908,688
741,544	4.00%, 01/20/2051	701,126
1,641,179	2.00%, 02/20/2051	1,344,933
3,863,635	2.00%, 03/20/2051	3,166,223
1,819,636	2.50%, 03/20/2051	1,552,117
879,921	1.50%, 04/20/2051	690,737
1,915,583	2.00%, 04/20/2051	1,569,430
2,109,407	2.50%, 06/20/2051	1,798,829
436,251	3.50%, 06/20/2051	399,093
1,187,965	2.00%, 08/20/2051	973,278
724,357	2.50%, 08/20/2051	617,405
1,941,549	3.00%, 08/20/2051	1,711,942
4,979,932	2.00%, 09/20/2051	4,079,963
6,103,058	2.50%, 09/20/2051	5,201,290
685,134	2.00%, 10/20/2051	561,315
2,584,910	2.50%, 10/20/2051	2,201,898
1,219,578	3.00%, 10/20/2051	1,075,349
116,412	5.00%, 10/20/2051	115,210
2,491,766	2.00%, 11/20/2051	2,041,443
1,152,300	2.50%, 11/20/2051	981,919
1,770,805	3.00%, 11/20/2051	1,561,386
1,527,802	3.50%, 11/20/2051	1,392,635
4,581,666	2.00%, 12/20/2051	3,753,630
10,940,643	2.50%, 12/20/2051	9,319,500
9,650,623	2.00%, 01/20/2052	7,909,423
702,173	2.50%, 01/20/2052	597,941
1,892,084	3.00%, 01/20/2052	1,668,452
2,168,863	2.00%, 02/20/2052	1,777,545
988,010	2.50%, 02/20/2052	841,345
1,590,743	3.00%, 02/20/2052	1,402,490
4,071,453	2.00%, 03/20/2052	3,336,847
343,062	3.00%, 03/20/2052	302,462
3,227,994	2.50%, 04/20/2052	2,748,807
3,084,433	3.00%, 04/20/2052	2,719,398
2,102,523	4.00%, 04/20/2052	1,966,976
1,952,801	3.00%, 05/20/2052	1,721,692
1,606,570	3.50%, 05/20/2052	1,461,521
1,612,188	3.50%, 06/20/2052	1,466,631
2,008,920	4.00%, 06/20/2052	1,879,403
2,537,763	4.50%, 06/20/2052	2,441,150
1,803,148	3.50%, 07/20/2052	1,640,348
1,182,755	5.50%, 07/20/2052	1,182,388
3,087,505	5.00%, 08/20/2052	3,038,136
461,107	3.50%, 09/20/2052	419,474
1,666,619	4.00%, 09/20/2052	1,559,167
1,752,762	4.50%, 09/20/2052	1,684,951
413,482	5.50%, 09/20/2052	413,566
1,260,790	4.00%, 10/20/2052	1,179,502
2,834,994	4.50%, 10/20/2052	2,725,169
1,512,272	5.00%, 10/20/2052	1,488,150
468,562	3.50%, 11/20/2052	426,256
1,076,564	4.50%, 11/20/2052	1,034,306
556,550	5.00%, 11/20/2052	547,343
931,208	5.50%, 11/20/2052	930,596
330,107	4.50%, 12/20/2052	317,302

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,721,529	5.00%, 12/20/2052	$ 1,692,489
1,408,940	5.50%, 12/20/2052	1,408,937
546,040	6.00%, 12/20/2052	551,135
1,224,034	4.00%, 01/20/2053	1,145,117
1,409,838	5.00%, 01/20/2053	1,385,850
2,576,046	6.00%, 01/20/2053	2,600,081
830,497	6.50%, 01/20/2053	844,878
570,955	4.50%, 02/20/2053	548,731
300,107	5.50%, 02/20/2053	299,910
961,318	5.00%, 04/20/2053	944,970
1,791,278	5.50%, 04/20/2053	1,790,100
287,956	6.00%, 04/20/2053	290,643
2,137,490	4.50%, 05/20/2053	2,053,408
1,650,778	5.00%, 05/20/2053	1,622,084
321,458	6.50%, 05/20/2053	327,024
372,238	3.00%, 06/20/2053	329,074
341,965	4.50%, 06/20/2053	328,517
243,960	5.00%, 06/20/2053	239,719
1,059,383	5.50%, 06/20/2053	1,058,686
908,065	6.50%, 06/20/2053	923,789
2,385,075	5.00%, 07/20/2053	2,343,617
2,587,608	5.50%, 07/20/2053	2,585,906
1,444,449	6.00%, 07/20/2053	1,457,926
755,613	6.50%, 07/20/2053	768,697
393,763	4.50%, 08/20/2053	378,298
393,872	5.00%, 08/20/2053	387,025
734,797	6.00%, 08/20/2053	741,653
3,883,746	5.50%, 09/20/2053	3,881,191
3,071,214	6.00%, 09/20/2053	3,099,869
344,073	6.50%, 09/20/2053	350,030
2,174,614	6.00%, 10/20/2053	2,194,904
394,724	6.50%, 10/20/2053	401,559
984,594	7.00%, 10/20/2053	1,006,456
392,534	7.50%, 10/20/2053	403,056
396,705	5.00%, 11/20/2053	389,810
692,869	6.50%, 11/20/2053	704,866
1,178,751	6.50%, 12/20/2053	1,199,162
793,477	7.00%, 12/20/2053	811,000
1,093,872	6.50%, 01/20/2054	1,112,814
		979,360,772
TOTAL MORTGAGE-BACKED SECURITIES — 27.55% (Cost $1,108,251,603)		$1,008,655,514
MUNICIPAL BONDS AND NOTES
1,000,000	City of Houston, Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	975,406
30,000	Energy Northwest Series B 2.81%, 07/01/2024	29,793
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,305,488
2,000,000	Port of Morrow, Oregon 2.99%, 09/01/2036	1,674,080
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 910,000	State of Illinois 5.10%, 06/01/2033	$ 903,376
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	941,003
TOTAL MUNICIPAL BONDS AND NOTES — 0.16% (Cost $6,328,979)		$5,829,146
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
1,000,000	3.10%, 08/15/2025	976,596
2,000,000	4.13%, 12/12/2025	1,972,047
	Federal Home Loan Bank
4,000,000	1.00%, 10/07/2026	3,653,944
1,000,000	1.25%, 12/21/2026	917,988
5,000,000	3.25%, 11/16/2028(b)	4,783,619
3,000,000	Federal Home Loan Mortgage Corp(b) 0.38%, 09/23/2025	2,810,096
	Federal National Mortgage Association(b)
5,000,000	2.13%, 04/24/2026	4,752,547
4,000,000	0.88%, 08/05/2030	3,238,614
	Tennessee Valley Authority
2,000,000	1.50%, 09/15/2031(b)	1,649,836
1,000,000	4.25%, 09/15/2052	894,467
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.70% (Cost $27,236,609)		$25,649,754
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
22,500,000	0.50%, 03/31/2025	21,518,135
30,500,000	2.63%, 04/15/2025	29,766,126
22,750,000	2.13%, 05/15/2025	22,047,060
34,000,000	0.25%, 05/31/2025	32,201,719
38,500,000	0.25%, 06/30/2025	36,346,406
39,000,000	0.25%, 07/31/2025	36,690,470
37,000,000	0.25%, 08/31/2025	34,690,390
26,000,000	0.25%, 09/30/2025	24,296,797
5,000,000	5.00%, 10/31/2025	5,014,063
8,000,000	2.25%, 11/15/2025	7,684,688
29,000,000	0.38%, 11/30/2025	26,980,196
9,750,000	0.38%, 12/31/2025	9,043,125
36,500,000	0.38%, 01/31/2026	33,746,816
15,500,000	1.63%, 02/15/2026	14,657,187
34,300,000	0.50%, 02/28/2026	31,702,043
41,000,000	0.75%, 03/31/2026	37,989,061
44,500,000	0.75%, 04/30/2026	41,110,351
39,000,000	0.88%, 06/30/2026	35,959,219
35,500,000	0.63%, 07/31/2026	32,443,672
32,642,000	0.75%, 08/31/2026	29,838,104
25,000,000	2.00%, 11/15/2026	23,468,750

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$31,000,000	1.25%, 12/31/2026	$ 28,459,453
36,500,000	1.50%, 01/31/2027	33,659,844
20,500,000	0.63%, 03/31/2027	18,340,293
11,000,000	0.50%, 04/30/2027	9,771,523
8,000,000	2.38%, 05/15/2027	7,528,125
12,500,000	0.50%, 06/30/2027	11,042,969
10,000,000	2.25%, 08/15/2027	9,337,109
27,000,000	0.38%, 09/30/2027	23,548,008
15,000,000	0.50%, 10/31/2027	13,098,633
13,000,000	0.63%, 12/31/2027	11,345,547
8,000,000	2.75%, 02/15/2028	7,551,875
26,000,000	1.13%, 02/29/2028	23,031,328
22,500,000	1.25%, 04/30/2028	19,948,535
16,000,000	2.88%, 05/15/2028	15,140,625
27,000,000	1.25%, 05/31/2028	23,887,617
36,500,000	1.00%, 07/31/2028	31,803,476
30,474,000	1.13%, 08/31/2028	26,646,895
22,000,000	3.13%, 11/15/2028	20,954,141
33,000,000	1.38%, 12/31/2028	28,951,055
29,700,000	2.63%, 02/15/2029	27,589,675
16,000,000	2.38%, 05/15/2029	14,636,875
22,200,000	2.75%, 05/31/2029	20,678,953
31,000,000	1.63%, 08/15/2029	27,208,554
21,000,000	3.13%, 08/31/2029	19,881,094
32,000,000	0.63%, 05/15/2030	25,843,750
21,750,000	0.63%, 08/15/2030	17,417,842
11,500,000	0.88%, 11/15/2030	9,308,262
12,000,000	1.13%, 02/15/2031(b)	9,840,469
19,300,000	1.25%, 08/15/2031	15,721,207
2,000,000	1.38%, 11/15/2031	1,633,594
6,000,000	1.88%, 02/15/2032	5,067,656
6,700,000	2.88%, 05/15/2032	6,083,129
13,000,000	2.75%, 08/15/2032	11,659,883
3,000,000	3.50%, 02/15/2033	2,841,211
21,500,000	3.38%, 05/15/2033	20,141,133
6,500,000	3.88%, 08/15/2033	6,327,344
8,100,000	4.50%, 11/15/2033	8,279,719
9,500,000	1.13%, 05/15/2040	5,935,645
11,000,000	1.13%, 08/15/2040	6,809,258
7,500,000	1.38%, 11/15/2040	4,822,852
21,500,000	1.88%, 02/15/2041	14,988,692
35,901,000	1.75%, 08/15/2041	24,227,566
4,000,000	2.00%, 11/15/2041	2,806,250
14,500,000	2.38%, 02/15/2042	10,784,942
19,000,000	3.25%, 05/15/2042	16,150,743
22,500,000	3.38%, 08/15/2042	19,434,375
22,500,000	3.13%, 02/15/2043	18,639,843
13,500,000	3.88%, 05/15/2043	12,459,550
5,500,000	4.75%, 11/15/2043	5,705,391
29,500,000	3.00%, 11/15/2044	23,623,047
14,300,000	2.50%, 02/15/2045	10,456,317
11,500,000	2.50%, 02/15/2046	8,316,836
4,500,000	3.00%, 02/15/2047	3,540,059
3,000,000	2.75%, 11/15/2047	2,241,563
16,500,000	1.25%, 05/15/2050	8,438,848
9,000,000	1.38%, 08/15/2050	4,752,774
10,000,000	1.63%, 11/15/2050	5,648,047
12,500,000	1.88%, 02/15/2051	7,530,274
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$28,976,000	2.00%, 08/15/2051	$ 17,952,669
4,000,000	1.88%, 11/15/2051	2,395,781
12,000,000	2.25%, 02/15/2052	7,893,281
16,500,000	2.88%, 05/15/2052	12,484,570
31,400,000	3.00%, 08/15/2052	24,390,195
21,500,000	3.63%, 02/15/2053	18,879,687
21,000,000	3.63%, 05/15/2053	18,450,470
17,400,000	4.13%, 08/15/2053	16,723,031
1,800,000	4.25%, 02/15/2054	1,770,188
TOTAL U.S. TREASURY BONDS AND NOTES — 41.50% (Cost $1,636,638,837)		$1,519,654,523
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.96%
17,877,526	Undivided interest of 10.01% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $17,877,526 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(d)	17,877,526
17,877,526	Undivided interest of 10.09% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $17,877,526 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(d)	17,877,526

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$17,877,530	Undivided interest of 12.98% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $17,877,530 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(d)	$ 17,877,530
17,877,526	Undivided interest of 9.98% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $17,877,526 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(d)	17,877,526
TOTAL SHORT TERM INVESTMENTS — 1.96% (Cost $71,510,108)		$71,510,108
TOTAL INVESTMENTS — 101.20% (Cost $4,007,958,100)		$3,705,515,270
OTHER ASSETS & LIABILITIES, NET — (1.20)%		$(43,765,517)
TOTAL NET ASSETS — 100.00%		$3,661,749,753
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at March 28, 2024.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.12%
$ 345,000	Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL Class A3 4.28%, 02/01/2036	$ 328,106
285,000	Texas Natural Gas Securitization Finance Corp Series 2023-1 Class A1 5.10%, 04/01/2035	287,493
		615,599
Non-Agency — 10.28%
600,000	37 Capital Ltd(a)(b) Series 2021-1A Class A 6.78%, 10/15/2034 3-mo. SOFR + 1.46%	599,973
	Affirm Asset Securitization Trust(a)
	Series 2023-A Class 1A
180,000	6.61%, 01/18/2028	181,092
	Series 2024-A Class A
180,000	5.61%, 02/15/2029	179,776
160,000	American Credit Acceptance Receivables Trust(a) Series 2023-3 Class B 6.09%, 11/12/2027	160,420
725,000	American Express Credit Account Master Trust Series 2022-2 Class A 3.39%, 05/15/2027	710,022
126,077	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	125,874
407,232	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 6.59%, 04/30/2031 3-mo. SOFR + 1.27%	407,458
100,000	Amur Equipment Finance Receivables XIII LLC(a) Series 2024-1A Class B 5.37%, 01/21/2031	100,574
425,000	Anchorage Capital Ltd(a)(b) Series 2016-8A Class AR2A 6.78%, 10/27/2034 3-mo. SOFR + 1.46%	425,003
809,353	Apidos XV(a)(b) Series 2013-15A Class A1RR 6.59%, 04/20/2031 3-mo. SOFR + 1.27%	809,627
292,190	ARI Fleet Lease Trust(a) Series 2023-A Class A2 5.41%, 02/17/2032	291,498
13,716	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	13,698
Principal Amount		Fair Value
Non-Agency — (continued)
	Avis Budget Rental Car Funding AESOP LLC(a)
	Series 2023-7A Class A
$ 185,000	5.90%, 08/21/2028	$ 188,316
	Series 2024-1A Class A
170,000	5.36%, 06/20/2030	170,913
	Series 2024-3A Class A
245,000	5.23%, 12/20/2030	244,544
425,000	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	425,972
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,100,000	4.72%, 02/15/2029	1,092,430
	Series 2023-2 Class A
550,000	6.22%, 08/15/2028(b) 1-mo. SOFR + 0.90%	553,862
360,000	Barings Ltd(a)(b) Series 2024-1A Class B 7.37%, 01/20/2037 3-mo. SOFR + 2.10%	361,211
455,000	Battalion XXV Ltd(a)(b) Series 2024-25A Class B 7.47%, 03/13/2037 3-mo. SOFR + 2.20%	454,838
275,000	Benefit Street Partners XXXI Ltd(a)(b) Series 2023-31A Class B1 7.67%, 04/25/2036 3-mo. SOFR + 2.35%	276,443
28,483	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	27,808
410,000	BlueMountain XXIV Ltd(a)(b) Series 2019-24A Class AR 6.68%, 04/20/2034 3-mo. SOFR + 1.36%	410,035
500,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class A 6.77%, 11/20/2034 3-mo. SOFR + 1.45%	500,158
400,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	398,441
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2021-2A Class A1
285,000	6.66%, 04/20/2034 3-mo. SOFR + 1.34%	285,094
	Series 2024-2A Class A
250,000	6.84%, 04/25/2037 3-mo. SOFR + 1.52%	250,088
	Series 2024-2A Class B
700,000	7.37%, 04/25/2037 3-mo. SOFR + 2.05%	700,246
401,868	Carvana Auto Receivables Trust Series 2022-P2 Class A3 4.13%, 04/12/2027	396,469

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 88,701	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	$ 76,267
348,998	Cedar Funding IX Ltd(a)(b) Series 2018-9A Class A1 6.56%, 04/20/2031 3-mo. SOFR + 1.24%	349,206
243,515	Chesapeake Funding II LLC(a) Series 2023-1A Class A1 5.65%, 05/15/2035	243,776
1,300,000	CIFC Falcon 2020 Ltd(a)(b) Series 2019-FAL Class A 6.58%, 01/20/2033 3-mo. SOFR + 1.26%	1,300,612
404,101	CIFC Funding Ltd(a)(b) Series 2018-2A Class A1 6.62%, 04/20/2031 3-mo. SOFR + 1.30%	404,297
500,000	Citibank Credit Card Issuance Trust Series 2023-A1 Class A1 5.23%, 12/08/2027	499,888
80,000	CNH Equipment Trust Series 2023-A Class A4 4.77%, 10/15/2030	79,259
267,449	CPS Auto Receivables Trust(a) Series 2023-B Class A 5.91%, 08/16/2027	267,594
	Credit Acceptance Auto Loan Trust(a)
	Series 2021-3A Class A
81,763	1.00%, 05/15/2030	81,178
	Series 2024-1A Class A
215,000	5.68%, 03/15/2034	215,847
521,008	DB Master Finance LLC(a) Series 2021-1A Class A23 2.79%, 11/20/2051	435,756
500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	492,889
140,000	DLLAA LLC(a) Series 2023-1A Class A3 5.64%, 02/22/2028	141,381
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class A23
611,000	4.12%, 07/25/2047	584,837
	Series 2018-1A Class A2I
184,763	4.12%, 07/25/2048	179,734
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	92,707
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	458,425
	DT Auto Owner Trust(a)
	Series 2023-1A Class B
130,000	5.19%, 10/16/2028	129,190
	Series 2023-2A Class B
130,000	5.41%, 02/15/2029	129,295
Principal Amount		Fair Value
Non-Agency — (continued)
	Elmwood Ltd(a)(b)
	Series 2022-6A Class BR
$ 370,000	7.72%, 10/17/2036 3-mo. SOFR + 2.40%	$ 373,443
	Series 2023-2A Class B
255,000	7.56%, 04/16/2036 3-mo. SOFR + 2.25%	256,418
	Enterprise Fleet Financing LLC(a)
	Series 2023-1 Class A3
190,000	5.42%, 10/22/2029	190,652
	Series 2024-1 Class A3
90,000	5.16%, 09/20/2030	89,867
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
68,175	2.58%, 09/15/2025(a)	67,796
	Series 2020-1A Class D
35,559	2.73%, 12/15/2025(a)	35,225
	Series 2022-4A Class B
104,398	4.57%, 01/15/2027	104,076
	Series 2022-6A Class B
81,000	6.03%, 08/16/2027	81,049
	Series 2023-3A Class B
76,000	6.11%, 09/15/2027	76,202
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
143,949	4.15%, 05/19/2039	139,588
	Series 2022-SFR2 Class A
581,433	4.25%, 07/17/2039	562,400
	Flagship Credit Auto Trust(a)
	Series 2022-3 Class B
240,000	4.69%, 07/17/2028	236,255
	Series 2023-1 Class B
67,000	5.05%, 01/18/2028	66,308
	Series 2023-2 Class B
167,000	5.21%, 05/15/2028	164,942
1,350,000	Ford Credit Auto Lease Trust Series 2024-A Class A2A 5.24%, 07/15/2026	1,347,849
	Ford Credit Auto Owner Trust
	Series 2023-C Class A2A
825,000	5.68%, 09/15/2026	826,354
	Series 2024-1 Class A
625,000	4.87%, 08/15/2036(a)	625,072
45,000	GLS Auto Receivables Issuer Trust(a) Series 2022-3A Class B 4.92%, 01/15/2027	44,690
550,000	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	551,307
130,000	GM Financial Revolving Receivables Trust(a) Series 2024-1 Class B 5.23%, 12/11/2036	130,560

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	GMF Floorplan Owner Revolving Trust(a) Series 2023-1 Class A1 5.34%, 06/15/2028	$ 502,433
80,000	GreatAmerica Leasing Receivables(a) Series 2024-1 Class B 5.18%, 12/16/2030	79,652
600,000	Halseypoint Ltd(a)(b) Series 2023-7A Class A 7.57%, 07/20/2036 3-mo. SOFR + 2.25%	606,358
350,115	Hayfin US XII Ltd(a)(b) Series 2018-8A Class A 6.70%, 04/20/2031 3-mo. SOFR + 1.38%	350,233
97,672	Helios Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	99,119
485,000	Hertz Vehicle Financing III LLC(a) Series 2023-3A Class A 5.94%, 02/25/2028	492,181
950,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	961,813
705,000	HPS Loan Management Ltd(a)(b) Series 2024-19A Class A1 6.89%, 04/15/2037 3-mo. SOFR + 1.57%	705,126
975,000	Hyundai Auto Lease Securitization Trust(a) Series 2024-A Class A2A 5.15%, 06/15/2026	973,779
175,367	Hyundai Auto Receivables Trust Series 2023-A Class A2A 5.19%, 12/15/2025	175,084
700,000	Invesco Ltd(a)(b) Series 2021-2A Class A 6.70%, 07/15/2034 3-mo. SOFR + 1.38%	699,990
250,000	Invesco US Ltd(a)(b) Series 2023-2A Class B 7.62%, 04/21/2036 3-mo. SOFR + 2.30%	250,653
650,000	Jamestown XII Ltd(a)(b) Series 2019-1A Class A2BR 7.17%, 04/20/2032 3-mo. SOFR + 1.85%	650,114
235,877	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.92%, 05/25/2054 1-mo. SOFR + 1.60%	237,349
125,000	Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2 5.92%, 11/16/2026	125,329
Principal Amount		Fair Value
Non-Agency — (continued)
	Navient Private Education Refi Loan Trust(a)
	Series 2021-EA Class A
$ 154,407	0.97%, 12/16/2069	$ 133,463
	Series 2021-FA Class A
205,272	1.11%, 02/18/2070	175,264
	Series 2023-A Class A
258,454	5.51%, 10/15/2071	259,507
1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	1,479,633
1,300,000	Nissan Auto Lease Trust Series 2024-A Class A2A 5.11%, 10/15/2026	1,296,810
	Nissan Auto Receivables Owner Trust
	Series 2023-A Class A2A
370,319	5.34%, 02/17/2026	369,919
	Series 2023-B Class A3
175,000	5.93%, 03/15/2028	177,623
255,000	Northwoods Capital XV Ltd(a)(b) Series 2017-15A Class A1R 6.80%, 06/20/2034 3-mo. SOFR + 1.47%	254,097
875,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 6.85%, 04/20/2037 3-mo. SOFR + 1.55%	874,212
875,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.74%, 04/26/2036 3-mo. SOFR + 1.42%	875,145
360,000	Octagon Ltd(a)(b) Series 2023-2A Class B 7.67%, 04/20/2036 3-mo. SOFR + 2.35%	360,753
700,000	Pikes Peak Ltd(a)(b) Series 2023-12A Class A 7.42%, 04/20/2036 3-mo. SOFR + 2.10%	705,763
130,146	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	129,027
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
397,005	1.51%, 10/17/2038	360,873
	Series 2022-SFR3 Class A
137,763	3.20%, 04/17/2039	129,678
	Series 2022-SFR4 Class A
378,469	4.44%, 05/17/2041	367,631
	Series 2022-SFR5 Class A
105,442	4.45%, 06/17/2039	102,779
	Series 2022-SFR7 Class A
168,813	4.75%, 10/27/2039	165,936
	Series 2023-SFR1 Class A
214,524	4.30%, 03/17/2040	207,280
	Series 2024-SFR2 Class A
220,000	3.30%, 04/17/2041	201,244

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,180,000	Regatta VI Funding Ltd(a)(b) Series 2016-1A Class AR2 6.74%, 04/20/2034 3-mo. SOFR + 1.42%	$ 1,180,570
	RR Ltd(a)(b)
	Series 2021-16A Class A1
1,150,000	6.69%, 07/15/2036 3-mo. SOFR + 1.37%	1,150,199
	Series 2022-23A Class A2R
540,000	7.96%, 10/15/2035 3-mo. SOFR + 2.65%	544,700
	Series 2023-26A Class A1
500,000	7.09%, 04/15/2038 3-mo. SOFR + 1.78%	501,916
	Series 2023-26A Class A2
250,000	7.56%, 04/15/2038 3-mo. SOFR + 2.25%	250,902
	Santander Drive Auto Receivables Trust
	Series 2023-1 Class B
150,000	4.98%, 02/15/2028	148,969
	Series 2023-3 Class B
240,000	5.61%, 07/17/2028	240,545
	Series 2023-6 Class A2
645,577	6.08%, 05/17/2027	647,390
	Series 2024-1 Class A2
575,000	5.71%, 02/16/2027	575,306
100,000	SBNA Auto Lease Trust(a) Series 2024-A Class A4 5.24%, 01/22/2029	99,918
310,000	SCF Equipment Leasing LLC(a) Series 2023-1A Class A2 6.56%, 01/22/2030	312,608
195,000	SFS Auto Receivables Securitization Trust(a) Series 2023-1A Class A4 5.47%, 12/20/2029	196,920
33,117	Sound Point III Ltd(a)(b) Series 2013-2RA Class A1 6.53%, 04/15/2029 3-mo. SOFR + 1.21%	33,115
645,000	Sound Point XXIX Ltd(a)(b) Series 2021-1A Class A 6.66%, 04/25/2034 3-mo. SOFR + 1.33%	644,171
400,000	Southwick Park LLC(a)(b) Series 2019-4A Class A1R 6.64%, 07/20/2032 3-mo. SOFR + 1.32%	400,199
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	135,177
700,000	Symphony XXV Ltd(a)(b) Series 2021-25A Class A 6.55%, 04/19/2034 3-mo. SOFR + 1.24%	696,058
437,213	Taco Bell Funding LLC(a) Series 2021-1A Class A23 2.54%, 08/25/2051	360,712
Principal Amount		Fair Value
Non-Agency — (continued)
$ 310,000	Texas Debt Capital Ltd(a)(b) Series 2023-1A Class B 7.62%, 04/20/2036 3-mo. SOFR + 2.30%	$ 311,002
645,000	Thompson Park Ltd(a)(b) Series 2021-1A Class A1 6.58%, 04/15/2034 3-mo. SOFR + 1.26%	645,299
7,934	Triangle Re Ltd(a)(b) Series 2021-3 Class M1A 7.22%, 02/25/2034 1-mo. SOFR + 1.90%	7,937
	Tricolor Auto Securitization Trust(a)
	Series 2023-1A Class A
46,865	6.48%, 08/17/2026	46,874
	Series 2024-1A Class A
197,864	6.61%, 10/15/2027	198,336
120,000	Tricon Residential Trust(a) Series 2024-SFR1 Class A 4.65%, 04/17/2029	116,904
	Venture Ltd(a)(b)
	Series 2019-37A Class A1R
870,000	6.73%, 07/15/2032 3-mo. SOFR + 1.41%	869,979
	Series 2021-42A Class A1A
645,000	6.71%, 04/15/2034 3-mo. SOFR + 1.39%	644,981
170,913	Venture XVII Ltd(a)(b) Series 2014-17A Class ARR 6.46%, 04/15/2027 3-mo. SOFR + 1.14%	170,913
1,038,432	Wellfleet X Ltd(a)(b) Series 2019-XA Class A1R 6.75%, 07/20/2032 3-mo. SOFR + 1.43%	1,037,395
56,246	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	53,075
	Westlake Automobile Receivables Trust(a)
	Series 2020-3A Class D
131,574	1.65%, 02/17/2026	130,222
	Series 2022-2A Class B
275,000	4.31%, 09/15/2027	272,592
	Series 2023-1A Class B
80,000	5.41%, 01/18/2028	79,793
197,000	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	178,785
	World Omni Auto Receivables Trust
	Series 2023-A Class B
130,000	5.03%, 05/15/2029	129,201
	Series 2023-B Class A2A
330,095	5.25%, 11/16/2026	329,632

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,450,000	Zais Ltd(a)(b) Series 2020-15A Class A1R 6.93%, 07/28/2032 3-mo. SOFR + 1.61%	$ 1,450,122
		53,202,341
TOTAL ASSET-BACKED SECURITIES — 10.40% (Cost $53,914,464)		$53,817,940
CORPORATE BONDS AND NOTES
Basic Materials — 0.50%
	BHP Billiton Finance USA Ltd
140,000	4.90%, 02/28/2033	138,800
185,000	5.25%, 09/08/2033	187,099
	Celanese US Holdings LLC
275,000	6.17%, 07/15/2027(c)	280,090
150,000	6.55%, 11/15/2030	157,773
200,000	Corp Nacional del Cobre de Chile(a) 5.95%, 01/08/2034	199,681
	Glencore Funding LLC(a)
195,000	5.37%, 04/04/2029	195,387
120,000	6.38%, 10/06/2030	126,636
40,000	2.85%, 04/27/2031	34,178
425,000	2.63%, 09/23/2031	354,222
280,000	5.63%, 04/04/2034	280,748
220,000	POSCO 5.75%, 01/17/2028	223,157
195,000	Rio Tinto Alcan Inc 6.13%, 12/15/2033	209,641
240,000	Sherwin-Williams Co 2.30%, 05/15/2030	206,133
		2,593,545
Communications — 3.04%
	AT&T Inc
1,105,000	2.30%, 06/01/2027	1,018,548
690,000	4.35%, 03/01/2029(c)	672,227
775,000	4.85%, 03/01/2039	723,116
452,000	3.80%, 12/01/2057	327,258
28,000	3.65%, 09/15/2059	19,494
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	148,174
1,725,000	3.75%, 02/15/2028	1,600,081
35,000	3.50%, 03/01/2042	23,353
190,000	5.13%, 07/01/2049	147,222
270,000	4.80%, 03/01/2050	199,857
80,000	3.70%, 04/01/2051	49,476
435,000	3.90%, 06/01/2052	276,645
410,000	3.85%, 04/01/2061	243,265
85,000	4.40%, 12/01/2061	55,503
	Cisco Systems Inc
145,000	4.95%, 02/26/2031	146,280
123,000	5.05%, 02/26/2034	124,656
Principal Amount		Fair Value
Communications — (continued)
$ 95,000	5.35%, 02/26/2064	$ 97,361
	Comcast Corp
1,300,000	3.30%, 02/01/2027	1,247,319
185,000	4.80%, 05/15/2033(c)	182,513
55,000	3.40%, 07/15/2046	41,064
105,000	2.80%, 01/15/2051	67,181
200,000	2.89%, 11/01/2051	129,825
221,000	2.94%, 11/01/2056	139,143
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	18,806
165,000	2.60%, 06/15/2031	136,951
	Discovery Communications LLC
22,000	4.13%, 05/15/2029	20,622
85,000	3.63%, 05/15/2030	76,022
127,000	5.20%, 09/20/2047	106,703
96,000	5.30%, 05/15/2049	80,650
175,000	4.65%, 05/15/2050	136,703
575,000	Meta Platforms Inc 3.50%, 08/15/2027	553,229
	Netflix Inc
390,000	5.88%, 11/15/2028	405,416
805,000	5.38%, 11/15/2029(a)	821,492
495,000	4.88%, 06/15/2030(a)	491,537
	Paramount Global
170,000	4.38%, 03/15/2043	115,368
26,000	5.85%, 09/01/2043	21,066
200,000	Prosus NV(a) 3.26%, 01/19/2027	185,328
	Rogers Communications Inc
915,000	3.20%, 03/15/2027	868,588
75,000	5.00%, 02/15/2029(c)	74,479
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	103,979
65,000	4.50%, 09/15/2042	48,087
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	89,601
160,000	2.40%, 03/15/2029	141,778
1,135,000	3.88%, 04/15/2030	1,063,248
300,000	2.88%, 02/15/2031	260,534
300,000	3.50%, 04/15/2031	270,923
550,000	5.20%, 01/15/2033	550,611
90,000	5.05%, 07/15/2033	89,023
130,000	5.75%, 01/15/2034	135,379
55,000	3.00%, 02/15/2041	40,510
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	870,193
350,000	2.55%, 03/21/2031	299,012
		15,755,399
Consumer, Cyclical — 1.32%
	AutoNation Inc
193,000	4.50%, 10/01/2025	190,031
75,000	1.95%, 08/01/2028(c)	64,907
500,000	4.75%, 06/01/2030	480,086
200,000	Autozone Inc 6.55%, 11/01/2033	218,912

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 200,000	CK Hutchison International Ltd(a) 4.75%, 04/21/2028	$ 198,550
	General Motors Co
300,000	4.00%, 04/01/2025	295,212
200,000	5.20%, 04/01/2045	179,672
75,000	6.75%, 04/01/2046	80,993
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	246,204
125,000	2.70%, 08/20/2027	115,199
100,000	Home Depot Inc 3.25%, 04/15/2032	89,379
250,000	Hyatt Hotels Corp 1.80%, 10/01/2024	244,739
535,000	Hyundai Capital America(a) 6.20%, 09/21/2030	558,024
170,000	Lennar Corp 4.75%, 11/29/2027	167,849
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	71,124
250,000	1.70%, 09/15/2028	218,573
400,000	4.25%, 04/01/2052	327,718
	Marriott International Inc
275,000	5.00%, 10/15/2027	274,183
167,000	4.88%, 05/15/2029	165,305
350,000	2.85%, 04/15/2031	301,890
	O'Reilly Automotive Inc
115,000	5.75%, 11/20/2026	116,892
205,000	4.70%, 06/15/2032	200,344
225,000	Starbucks Corp 4.00%, 11/15/2028	218,288
	Tapestry Inc
60,000	7.05%, 11/27/2025	61,235
39,000	7.70%, 11/27/2030	41,590
	Warnermedia Holdings Inc
550,000	6.41%, 03/15/2026	550,009
350,000	4.05%, 03/15/2029	327,644
845,000	4.28%, 03/15/2032	754,787
60,000	5.14%, 03/15/2052	49,800
		6,809,139
Consumer, Non-Cyclical — 4.53%
	AbbVie Inc
490,000	4.95%, 03/15/2031(c)	493,497
390,000	5.05%, 03/15/2034	394,834
400,000	4.55%, 03/15/2035	386,618
83,000	4.30%, 05/14/2036	77,927
201,000	4.25%, 11/21/2049	174,077
40,000	5.40%, 03/15/2054	41,172
	Alcon Finance Corp(a)
200,000	2.75%, 09/23/2026	188,677
285,000	2.60%, 05/27/2030	246,066
	Amgen Inc
507,000	5.25%, 03/02/2030	514,705
691,000	5.25%, 03/02/2033	696,813
90,000	5.75%, 03/02/2063	91,795
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 875,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.70%, 02/01/2036	$ 845,967
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	79,821
	Anheuser-Busch InBev Worldwide Inc
25,000	8.20%, 01/15/2039	32,437
500,000	4.95%, 01/15/2042	485,665
	Archer-Daniels-Midland Co
75,000	2.90%, 03/01/2032	64,600
75,000	4.50%, 08/15/2033(c)	72,576
	Ashtead Capital Inc(a)
200,000	1.50%, 08/12/2026	182,093
377,000	5.80%, 04/15/2034	376,617
130,000	Bacardi Ltd / Bacardi-Martini BV(a) 5.40%, 06/15/2033	128,906
	BAT Capital Corp
165,000	5.83%, 02/20/2031	166,416
105,000	6.00%, 02/20/2034	106,317
20,000	4.54%, 08/15/2047	15,442
335,000	Bayer US Finance LLC(a) 6.38%, 11/21/2030	342,541
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	89,610
	Bristol-Myers Squibb Co
150,000	2.95%, 03/15/2032	131,016
516,000	5.20%, 02/22/2034	523,908
195,000	6.25%, 11/15/2053	219,658
110,000	5.55%, 02/22/2054	113,122
511,000	Campbell Soup Co 5.40%, 03/21/2034	514,834
	Cargill Inc(a)
200,000	2.13%, 11/10/2031	163,861
90,000	4.00%, 06/22/2032	83,603
115,000	4.75%, 04/24/2033	112,646
175,000	Cencora Inc 3.45%, 12/15/2027	166,313
105,000	Centene Corp 4.25%, 12/15/2027	100,115
200,000	Chapman University 2.07%, 04/01/2031	162,997
	Cigna Group
360,000	1.25%, 03/15/2026	333,479
345,000	5.00%, 05/15/2029	345,492
150,000	5.13%, 05/15/2031(c)	150,137
325,000	4.80%, 08/15/2038	305,339
	CommonSpirit Health
15,000	2.76%, 10/01/2024	14,768
165,000	5.21%, 12/01/2031	165,066
440,000	6.46%, 11/01/2052	505,635
	Conagra Brands Inc
225,000	5.30%, 10/01/2026	225,360
304,000	4.85%, 11/01/2028	300,392
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	132,962
250,000	2.25%, 08/01/2031	206,496

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	CSL Finance PLC(a)
$ 50,000	3.85%, 04/27/2027	$ 48,254
70,000	4.05%, 04/27/2029	67,162
105,000	4.25%, 04/27/2032	99,917
	CVS Health Corp
585,000	4.78%, 03/25/2038	540,235
285,000	4.13%, 04/01/2040	240,087
125,000	2.70%, 08/21/2040	86,780
170,000	GE HealthCare Technologies Inc 6.38%, 11/22/2052	191,859
175,000	General Mills Inc 4.20%, 04/17/2028	170,675
	Gilead Sciences Inc
185,000	1.65%, 10/01/2030	152,393
215,000	5.25%, 10/15/2033	219,401
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	741,656
	HCA Inc
220,000	3.50%, 09/01/2030	198,959
350,000	5.45%, 04/01/2031(c)	351,826
205,000	5.60%, 04/01/2034	206,419
220,000	Hormel Foods Corp 4.80%, 03/30/2027	219,777
	Howard University
100,000	2.80%, 10/01/2030	87,364
160,000	3.48%, 10/01/2041	115,613
	Humana Inc
40,000	5.75%, 12/01/2028	40,990
100,000	5.38%, 04/15/2031	100,054
70,000	5.88%, 03/01/2033	72,236
100,000	5.95%, 03/15/2034	103,835
35,000	5.50%, 03/15/2053	34,055
	J M Smucker Co
321,000	5.90%, 11/15/2028	332,851
550,000	6.20%, 11/15/2033(c)	586,675
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	202,350
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	147,598
185,000	3.00%, 06/01/2051	128,171
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	419,351
117,000	4.50%, 04/15/2052	100,285
255,000	Kraft Heinz Foods Co(c) 3.75%, 04/01/2030	239,200
165,000	McKesson Corp 5.10%, 07/15/2033	166,535
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	254,587
	Philip Morris International Inc
130,000	5.13%, 11/17/2027	130,672
175,000	4.88%, 02/15/2028	174,518
270,000	5.13%, 02/15/2030	269,997
130,000	5.13%, 02/13/2031	129,148
170,000	5.38%, 02/15/2033	171,397
170,000	5.63%, 09/07/2033	173,849
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Royalty Pharma PLC
$ 165,000	1.75%, 09/02/2027	$ 147,348
180,000	2.20%, 09/02/2030	149,549
70,000	2.15%, 09/02/2031(c)	56,416
35,000	3.35%, 09/02/2051	23,022
85,000	Smith & Nephew PLC 5.40%, 03/20/2034	84,580
	Solventum Corp(a)
755,000	5.40%, 03/01/2029	756,522
260,000	5.60%, 03/23/2034	260,850
	Sysco Corp
115,000	5.75%, 01/17/2029	118,328
50,000	4.45%, 03/15/2048	42,522
225,000	6.60%, 04/01/2050	256,672
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	44,124
	Tyson Foods Inc
30,000	5.40%, 03/15/2029	30,268
105,000	5.70%, 03/15/2034	106,385
	UnitedHealth Group Inc
165,000	4.00%, 05/15/2029	159,560
625,000	5.30%, 02/15/2030	639,880
125,000	4.20%, 05/15/2032	118,794
525,000	5.35%, 02/15/2033	540,110
65,000	3.75%, 10/15/2047	51,383
280,000	5.88%, 02/15/2053	302,933
261,000	5.05%, 04/15/2053	253,488
245,000	5.38%, 04/15/2054	249,178
40,000	4.95%, 05/15/2062	37,353
30,000	6.05%, 02/15/2063	32,988
		23,451,372
Energy — 1.90%
150,000	Aker BP ASA(a) 3.75%, 01/15/2030	137,070
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	95,948
100,000	2.72%, 01/12/2032	86,164
240,000	4.81%, 02/13/2033	236,857
145,000	4.89%, 09/11/2033	143,990
155,000	3.38%, 02/08/2061	107,072
55,000	Canadian Natural Resources Ltd 2.95%, 07/15/2030	48,491
30,000	Cenovus Energy Inc 2.65%, 01/15/2032	24,883
150,000	Cheniere Energy Inc(a) 5.65%, 04/15/2034	151,071
	Cheniere Energy Partners LP
90,000	4.50%, 10/01/2029	85,657
135,000	5.95%, 06/30/2033	138,020
	Columbia Pipelines Holding Co LLC(a)
85,000	6.04%, 08/15/2028	86,855
150,000	5.68%, 01/15/2034(c)	149,009
	Columbia Pipelines Operating Co LLC(a)
275,000	5.93%, 08/15/2030	282,142

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 565,000	6.04%, 11/15/2033	$ 585,365
80,000	6.54%, 11/15/2053	86,674
	ConocoPhillips Co
130,000	5.05%, 09/15/2033(c)	131,176
133,000	3.80%, 03/15/2052	103,857
30,000	5.55%, 03/15/2054	30,919
90,000	4.03%, 03/15/2062	71,324
130,000	5.70%, 09/15/2063	136,256
145,000	Diamondback Energy Inc(c) 6.25%, 03/15/2033	154,582
	Enbridge Inc
35,000	6.00%, 11/15/2028	36,391
563,000	5.70%, 03/08/2033	576,599
125,000	2.50%, 08/01/2033	100,720
	Energy Transfer LP
35,000	5.25%, 04/15/2029	35,039
430,000	6.40%, 12/01/2030	453,896
70,000	5.55%, 05/15/2034(c)	70,213
85,000	5.00%, 05/15/2050	74,576
190,000	Equinor ASA 3.63%, 04/06/2040	158,302
363,917	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	291,602
400,000	Greensaif Pipelines Bidco SARL(a) 6.13%, 02/23/2038	406,727
	Hess Corp
185,000	7.30%, 08/15/2031	209,344
119,000	7.13%, 03/15/2033	134,678
	MPLX LP
300,000	4.00%, 02/15/2025	295,695
70,000	1.75%, 03/01/2026	65,436
35,000	4.13%, 03/01/2027	34,108
75,000	4.25%, 12/01/2027	72,941
190,000	2.65%, 08/15/2030	163,419
475,000	4.50%, 04/15/2038	421,818
90,000	4.90%, 04/15/2058	75,376
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	137,162
	ONEOK Inc
20,000	3.40%, 09/01/2029	18,424
220,000	3.10%, 03/15/2030	196,730
45,000	6.10%, 11/15/2032	47,146
55,000	Ovintiv Inc 7.38%, 11/01/2031	60,264
200,000	Pertamina Persero PT 3.10%, 01/21/2030	178,222
270,000	Phillips 66 Co 5.30%, 06/30/2033	271,672
550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	503,972
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	58,094
	Shell International Finance BV
140,000	3.25%, 04/06/2050	101,632
145,000	3.00%, 11/26/2051	99,003
Principal Amount		Fair Value
Energy — (continued)
	Targa Resources Corp
$ 75,000	6.15%, 03/01/2029	$ 78,166
155,000	4.20%, 02/01/2033	141,313
370,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	333,031
382,000	Teck Resources Ltd(c) 3.90%, 07/15/2030	352,139
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	81,447
	Williams Cos Inc
35,000	2.60%, 03/15/2031	29,821
380,000	5.65%, 03/15/2033	389,872
		9,828,372
Financial — 10.94%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,075,000	6.50%, 07/15/2025	1,085,364
725,000	2.45%, 10/29/2026	673,278
150,000	3.30%, 01/30/2032	128,648
370,000	Agree LP REIT 4.80%, 10/01/2032	350,023
1,175,000	Air Lease Corp 2.88%, 01/15/2026	1,123,599
335,000	American Express Co 6.34%, 10/30/2026	339,420
50,000	American International Group Inc 3.40%, 06/30/2030	45,715
	American Tower Corp REIT
125,000	3.65%, 03/15/2027	119,819
210,000	3.80%, 08/15/2029	195,985
125,000	Ameriprise Financial Inc 5.70%, 12/15/2028	128,948
80,000	Aon Corp 2.80%, 05/15/2030	70,469
80,000	Aon Corp / Aon Global Holdings PLC 5.35%, 02/28/2033	80,433
270,000	Aon North America Inc 5.45%, 03/01/2034	273,117
280,000	Athene Global Funding(a) 2.65%, 10/04/2031	228,454
160,000	Athene Holding Ltd 5.88%, 01/15/2034	159,884
1,200,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,167,668
	Banco Santander SA
1,000,000	4.25%, 04/11/2027	968,942
200,000	5.54%, 03/14/2030	199,980
200,000	6.35%, 03/14/2034	200,144
	Bank of America Corp
715,000	3.88%, 08/01/2025	703,761
30,000	5.08%, 01/20/2027	29,849
145,000	5.93%, 09/15/2027	146,944
1,000,000	4.18%, 11/25/2027	970,679

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 710,000	5.20%, 04/25/2029	$ 710,672
255,000	2.88%, 10/22/2030	226,584
715,000	2.59%, 04/29/2031	616,435
220,000	1.90%, 07/23/2031	180,562
960,000	1.92%, 10/24/2031	782,227
660,000	2.69%, 04/22/2032	558,657
370,000	2.30%, 07/21/2032	302,774
785,000	4.57%, 04/27/2033	745,685
157,000	5.02%, 07/22/2033	154,528
110,000	5.47%, 01/23/2035(c)	110,717
117,000	2.48%, 09/21/2036	93,580
295,000	6.11%, 01/29/2037	313,318
375,000	3.31%, 04/22/2042	288,867
	Bank of New York Mellon Corp
345,000	6.32%, 10/25/2029	364,055
105,000	4.98%, 03/14/2030	105,090
40,000	4.60%, 07/26/2030	39,263
140,000	5.19%, 03/14/2035	139,353
	Barclays PLC
775,000	2.85%, 05/07/2026	751,208
200,000	7.39%, 11/02/2028	212,092
200,000	6.49%, 09/13/2029	207,918
355,000	5.69%, 03/12/2030	356,848
	BNP Paribas SA(a)
1,225,000	2.22%, 06/09/2026	1,177,842
200,000	5.34%, 06/12/2029	201,112
290,000	5.89%, 12/05/2034	302,496
	BPCE SA(a)
260,000	2.05%, 10/19/2027	237,209
500,000	6.71%, 10/19/2029	523,104
250,000	5.72%, 01/18/2030	251,235
425,000	3.12%, 10/19/2032	348,284
370,000	7.00%, 10/19/2034	402,767
270,000	Brighthouse Financial Global Funding(a) 1.75%, 01/13/2025	260,958
	Capital One Financial Corp
30,000	1.88%, 11/02/2027	27,446
40,000	5.47%, 02/01/2029	39,870
195,000	6.31%, 06/08/2029	200,471
245,000	3.27%, 03/01/2030	220,709
140,000	5.25%, 07/26/2030	137,787
240,000	7.62%, 10/30/2031	265,079
	Citigroup Inc
550,000	3.35%, 04/24/2025	549,087
430,000	3.70%, 01/12/2026	418,626
700,000	3.89%, 01/10/2028	674,989
410,000	5.17%, 02/13/2030	408,087
330,000	2.57%, 06/03/2031	281,983
525,000	3.06%, 01/25/2033	446,332
360,000	4.91%, 05/24/2033	347,064
110,000	Citizens Financial Group Inc 5.84%, 01/23/2030	109,842
	Corebridge Financial Inc
145,000	3.85%, 04/05/2029	135,572
40,000	6.05%, 09/15/2033(a)	41,205
220,000	5.75%, 01/15/2034	224,441
250,000	Credit Agricole SA(a) 6.32%, 10/03/2029	259,180
Principal Amount		Fair Value
Financial — (continued)
	Crown Castle Inc REIT
$ 65,000	5.00%, 01/11/2028	$ 64,316
62,000	3.80%, 02/15/2028	58,696
305,000	4.80%, 09/01/2028	299,047
75,000	4.30%, 02/15/2029	71,892
195,000	5.60%, 06/01/2029	197,617
158,000	3.10%, 11/15/2029	141,003
200,000	Danske Bank A/S(a) 5.71%, 03/01/2030	201,278
	Deutsche Bank AG
150,000	6.72%, 01/18/2029	155,124
150,000	6.82%, 11/20/2029	156,811
60,000	Discover Financial Services 7.96%, 11/02/2034	67,962
340,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	299,377
170,000	Equitable Holdings Inc 4.35%, 04/20/2028	164,699
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	532,092
	Fifth Third Bancorp
120,000	2.38%, 01/28/2025	116,810
35,000	5.63%, 01/29/2032	35,036
135,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	132,743
	Goldman Sachs Group Inc
760,000	2.62%, 04/22/2032	637,831
255,000	2.38%, 07/21/2032	209,191
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	404,836
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	104,706
	HSBC Holdings PLC
230,000	1.59%, 05/24/2027	211,639
200,000	5.89%, 08/14/2027	201,750
200,000	6.16%, 03/09/2029	205,492
400,000	2.21%, 08/17/2029	350,571
315,000	5.40%, 08/11/2033	314,106
45,000	Huntington Bancshares Inc 6.21%, 08/21/2029	46,058
250,000	Huntington National Bank 5.65%, 01/10/2030	251,396
	Intesa Sanpaolo SpA(a)
200,000	7.80%, 11/28/2053	226,912
200,000	7.78%, 06/20/2054	213,287
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	154,842
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	162,037
265,000	6.07%, 10/22/2027	270,966
15,000	4.32%, 04/26/2028	14,654
150,000	4.85%, 07/25/2028	148,735
560,000	3.51%, 01/23/2029	529,722
230,000	5.30%, 07/24/2029	231,709
90,000	6.09%, 10/23/2029	93,565

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 175,000	3.70%, 05/06/2030	$ 163,957
25,000	2.74%, 10/15/2030	22,139
135,000	2.52%, 04/22/2031	116,678
410,000	1.76%, 11/19/2031	332,121
165,000	1.95%, 02/04/2032	134,432
200,000	2.58%, 04/22/2032	169,087
475,000	2.96%, 01/25/2033	405,569
537,000	4.59%, 04/26/2033	514,534
360,000	4.91%, 07/25/2033	352,492
480,000	5.34%, 01/23/2035	481,876
	M&T Bank Corp
730,000	7.41%, 10/30/2029	769,903
375,000	5.05%, 01/27/2034	348,633
55,000	Macquarie Airfinance Holdings Ltd(a)(c) 6.40%, 03/26/2029	55,870
550,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	510,127
500,000	Manufacturers & Traders Trust Co 4.70%, 01/27/2028	481,751
80,000	Marsh & McLennan Cos Inc 4.75%, 03/15/2039	75,904
625,000	Mastercard Inc 3.30%, 03/26/2027	601,429
165,000	MetLife Inc(c) 5.38%, 07/15/2033	168,398
520,000	Metropolitan Life Global Funding I(a)(c) 2.40%, 01/11/2032	428,094
	Morgan Stanley
385,000	3.63%, 01/20/2027	371,873
754,000	3.95%, 04/23/2027	727,988
600,000	3.77%, 01/24/2029	571,125
850,000	5.16%, 04/20/2029	849,314
70,000	5.45%, 07/20/2029	70,614
650,000	6.41%, 11/01/2029	681,566
100,000	4.43%, 01/23/2030	96,841
385,000	2.70%, 01/22/2031	336,369
490,000	1.79%, 02/13/2032	391,697
455,000	1.93%, 04/28/2032	365,208
355,000	4.89%, 07/20/2033	344,308
120,000	5.47%, 01/18/2035(c)	121,073
425,000	2.48%, 09/16/2036	336,126
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	415,647
	PNC Financial Services Group Inc
145,000	5.30%, 01/21/2028	145,166
60,000	6.04%, 10/28/2033	62,033
105,000	5.68%, 01/22/2035	105,956
165,000	Principal Financial Group Inc 5.38%, 03/15/2033	166,289
155,000	Principal Life Global Funding II(a) 5.10%, 01/25/2029	154,581
	Prologis LP REIT
625,000	1.75%, 07/01/2030	519,160
300,000	4.63%, 01/15/2033	291,381
Principal Amount		Fair Value
Financial — (continued)
$ 45,000	Prologis Targeted US Logistics Fund LP REIT(a) 5.25%, 04/01/2029	$ 44,871
150,000	Protective Life Global Funding(a) 5.47%, 12/08/2028	152,650
200,000	Realty Income Corp REIT 4.90%, 07/15/2033	193,240
340,000	Retail Opportunity Investments Partnership LP REIT 6.75%, 10/15/2028	352,038
155,000	SBA Tower Trust REIT(a) 2.84%, 01/15/2025	151,284
575,000	Societe Generale SA(a)(c) 6.22%, 06/15/2033	576,119
	Standard Chartered PLC(a)
200,000	7.77%, 11/16/2028	213,954
200,000	7.02%, 02/08/2030	211,652
500,000	Truist Bank 2.25%, 03/11/2030	416,119
90,000	Truist Financial Corp 6.05%, 06/08/2027	91,215
	UBS Group AG(a)
1,225,000	4.28%, 01/09/2028	1,182,191
200,000	4.75%, 05/12/2028	195,972
250,000	6.44%, 08/11/2028	257,383
200,000	6.25%, 09/22/2029	206,342
305,000	5.43%, 02/08/2030	305,452
240,000	2.75%, 02/11/2033	196,063
270,000	6.54%, 08/12/2033	284,658
250,000	9.02%, 11/15/2033	303,336
135,000	VICI Properties LP REIT 4.95%, 02/15/2030	130,552
	Wells Fargo & Co
270,000	2.41%, 10/30/2025	264,857
750,000	4.30%, 07/22/2027	730,543
315,000	2.39%, 06/02/2028	288,321
245,000	5.57%, 07/25/2029	247,904
60,000	6.30%, 10/23/2029	62,492
415,000	2.88%, 10/30/2030	366,857
370,000	2.57%, 02/11/2031	318,945
595,000	3.35%, 03/02/2033	516,238
928,000	4.90%, 07/25/2033	894,274
55,000	5.39%, 04/24/2034	54,657
75,000	6.49%, 10/23/2034	80,443
130,000	5.50%, 01/23/2035	130,306
475,000	Westpac Banking Corp 4.11%, 07/24/2034	438,740
765,000	Willis North America Inc 2.95%, 09/15/2029	685,463
		56,625,281
Industrial — 1.96%
	AGCO Corp
45,000	5.45%, 03/21/2027	45,201
190,000	5.80%, 03/21/2034	192,372
200,000	BAE Systems PLC(a) 5.13%, 03/26/2029	200,692

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Boeing Co
$ 30,000	2.70%, 02/01/2027	$ 27,633
55,000	5.04%, 05/01/2027	53,963
1,025,000	3.45%, 11/01/2028	936,562
90,000	5.15%, 05/01/2030	87,076
295,000	5.81%, 05/01/2050	279,108
125,000	5.93%, 05/01/2060	117,192
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	166,595
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	340,274
875,000	Carrier Global Corp 5.90%, 03/15/2034	919,623
400,000	CSX Corp 3.80%, 03/01/2028	386,930
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	427,864
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	187,918
125,000	General Electric Co 5.88%, 01/14/2038	133,004
210,000	Ingersoll Rand Inc(c) 5.70%, 08/14/2033	215,426
	L3Harris Technologies Inc
185,000	5.05%, 06/01/2029	184,409
215,000	5.35%, 06/01/2034	215,002
325,000	Lockheed Martin Corp(c) 5.25%, 01/15/2033	334,065
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	227,387
215,000	Northrop Grumman Corp 5.15%, 05/01/2040	210,630
	Otis Worldwide Corp
115,000	2.57%, 02/15/2030	101,121
110,000	3.11%, 02/15/2040	84,559
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
195,000	4.40%, 07/01/2027	189,814
65,000	6.05%, 08/01/2028	66,878
55,000	5.35%, 03/30/2029	55,038
	Regal Rexnord Corp(a)
395,000	6.05%, 04/15/2028	400,436
35,000	6.30%, 02/15/2030(c)	35,830
	RTX Corp
250,000	5.75%, 11/08/2026	253,843
1,025,000	6.10%, 03/15/2034	1,095,504
325,000	Union Pacific Corp 2.80%, 02/14/2032	282,091
730,000	Veralto Corp(a) 5.45%, 09/18/2033	739,030
	Waste Management Inc
175,000	3.15%, 11/15/2027	165,878
600,000	1.15%, 03/15/2028	522,842
225,000	4.88%, 02/15/2029	227,105
40,000	Westinghouse Air Brake Technologies Corp 5.61%, 03/11/2034	40,517
		10,149,412
Principal Amount		Fair Value
Technology — 1.80%
$ 550,000	Adobe Inc 2.15%, 02/01/2027	$ 513,529
140,000	Black Knight InfoServ LLC(a) 3.63%, 09/01/2028	132,465
	Broadcom Inc
12,000	4.11%, 09/15/2028	11,594
192,000	4.15%, 04/15/2032(a)	178,126
645,000	2.60%, 02/15/2033(a)	523,844
370,000	3.42%, 04/15/2033(a)	320,753
150,000	3.47%, 04/15/2034(a)	128,536
339,000	3.14%, 11/15/2035(a)	273,879
	CDW LLC / CDW Finance Corp
90,000	2.67%, 12/01/2026	83,572
60,000	3.57%, 12/01/2031	52,748
	Constellation Software Inc(a)
15,000	5.16%, 02/16/2029	14,984
279,000	5.46%, 02/16/2034	280,821
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	310,672
50,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	53,466
	Intel Corp
350,000	5.20%, 02/10/2033(c)	354,854
255,000	5.15%, 02/21/2034(c)	255,581
70,000	4.75%, 03/25/2050	63,406
250,000	3.05%, 08/12/2051	168,513
25,000	5.60%, 02/21/2054	25,472
135,000	5.05%, 08/05/2062	126,951
500,000	Intuit Inc 1.35%, 07/15/2027	447,132
425,000	Lam Research Corp 1.90%, 06/15/2030	359,264
335,000	MSCI Inc(a) 4.00%, 11/15/2029	309,780
60,000	NVIDIA Corp 3.50%, 04/01/2040	50,801
71,000	NXP BV / NXP Funding LLC 5.35%, 03/01/2026	71,019
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	85,759
325,000	2.65%, 02/15/2032	270,073
	Oracle Corp
165,000	2.30%, 03/25/2028	148,983
275,000	4.50%, 05/06/2028	270,909
250,000	6.15%, 11/09/2029	263,484
65,000	2.95%, 04/01/2030	57,840
350,000	4.65%, 05/06/2030	343,216
325,000	2.88%, 03/25/2031	282,580
301,000	4.90%, 02/06/2033	294,693
350,000	3.60%, 04/01/2040	275,895
741,000	3.60%, 04/01/2050	535,355
525,000	6.90%, 11/09/2052	604,093
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	215,851
	VMware LLC
100,000	1.80%, 08/15/2028	87,128

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 300,000	2.20%, 08/15/2031	$ 244,136
	Workday Inc
125,000	3.50%, 04/01/2027	119,695
100,000	3.80%, 04/01/2032	91,058
		9,302,510
Utilities — 3.76%
335,000	Alabama Power Co 3.45%, 10/01/2049	247,620
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	407,044
125,000	American Water Capital Corp 3.75%, 09/01/2028	119,398
	Arizona Public Service Co
160,000	6.35%, 12/15/2032	170,756
75,000	5.55%, 08/01/2033	75,844
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	327,627
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	57,115
285,000	Brooklyn Union Gas Co(a) 4.87%, 08/05/2032	263,924
	Cleco Corporate Holdings LLC
80,000	3.38%, 09/15/2029	69,788
5,000	4.97%, 05/01/2046	4,175
	Consolidated Edison Co of New York Inc
75,000	5.50%, 03/15/2034	77,477
145,000	3.20%, 12/01/2051	99,740
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(d)	192,895
231,000	3.38%, 04/01/2030	209,931
654,000	5.38%, 11/15/2032(c)	657,715
10,000	6.30%, 03/15/2033	10,535
333,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	329,075
	Duke Energy Corp
475,000	3.15%, 08/15/2027	447,010
335,000	4.85%, 01/05/2029	331,839
60,000	2.45%, 06/01/2030	51,673
562,000	2.55%, 06/15/2031	473,213
200,000	4.50%, 08/15/2032	189,591
110,000	5.00%, 08/15/2052	99,568
145,000	Duke Energy Florida LLC 5.88%, 11/15/2033	153,207
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	137,724
115,000	5.25%, 04/01/2033	116,261
85,000	5.55%, 03/15/2054	84,779
	Edison International
180,000	4.13%, 03/15/2028	172,701
50,000	5.25%, 11/15/2028(c)	49,824
975,000	Entergy Corp 2.95%, 09/01/2026	926,173
115,000	Evergy Metro Inc 4.20%, 03/15/2048	94,414
	Eversource Energy
140,000	5.95%, 02/01/2029	144,460
Principal Amount		Fair Value
Utilities — (continued)
$ 355,000	5.13%, 05/15/2033	$ 347,845
115,000	5.50%, 01/01/2034	115,013
450,000	Exelon Corp 4.05%, 04/15/2030	424,386
45,000	FirstEnergy Pennsylvania Electric Co(a) 4.15%, 04/15/2025	44,120
515,000	Florida Power & Light Co 4.55%, 10/01/2044	448,195
	Georgia Power Co
70,000	4.70%, 05/15/2032	68,389
115,000	4.95%, 05/17/2033	113,387
110,000	5.25%, 03/15/2034	111,111
30,000	4.75%, 09/01/2040	27,749
125,000	KeySpan Gas East Corp(a) 5.99%, 03/06/2033	126,679
100,000	Monongahela Power Co(a) 5.85%, 02/15/2034	102,695
50,000	National Grid PLC 5.60%, 06/12/2028	50,932
	National Rural Utilities Cooperative Finance Corp
165,000	5.00%, 02/07/2031	163,824
200,000	4.15%, 12/15/2032(c)	185,634
65,000	5.80%, 01/15/2033	67,628
	NextEra Energy Capital Holdings Inc
275,000	4.63%, 07/15/2027	271,166
490,000	2.25%, 06/01/2030	417,220
	NiSource Inc
150,000	3.49%, 05/15/2027	143,074
235,000	3.60%, 05/01/2030	216,446
55,000	1.70%, 02/15/2031	43,930
190,000	5.40%, 06/30/2033	191,528
185,000	5.35%, 04/01/2034	183,998
155,000	Oglethorpe Power Corp 5.05%, 10/01/2048	139,407
75,000	Ohio Edison Co(a) 5.50%, 01/15/2033	74,827
200,000	Ohio Power Co 5.00%, 06/01/2033	196,247
165,000	Oncor Electric Delivery Co LLC 5.65%, 11/15/2033	171,638
	Pacific Gas & Electric Co
575,000	5.45%, 06/15/2027	576,653
625,000	2.10%, 08/01/2027	562,730
105,000	6.10%, 01/15/2029	108,200
235,000	4.55%, 07/01/2030	223,373
580,000	2.50%, 02/01/2031	482,316
185,000	3.25%, 06/01/2031	160,633
120,000	6.15%, 01/15/2033	123,689
540,000	6.40%, 06/15/2033(c)	568,587
400,000	PacifiCorp 5.80%, 01/15/2055	394,346
80,000	PPL Capital Funding Inc 4.13%, 04/15/2030	75,517
115,000	Public Service Electric & Gas Co 5.45%, 03/01/2054	118,582

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Public Service Enterprise Group Inc
$ 75,000	5.20%, 04/01/2029	$ 75,058
125,000	6.13%, 10/15/2033	131,216
45,000	5.45%, 04/01/2034(c)	45,083
	Puget Energy Inc
185,000	3.65%, 05/15/2025	180,647
139,000	4.10%, 06/15/2030	126,868
31,000	4.22%, 03/15/2032	28,112
120,000	Sempra 3.40%, 02/01/2028	113,383
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	95,016
	Southern California Edison Co
70,000	4.90%, 06/01/2026	69,646
170,000	5.15%, 06/01/2029	170,698
345,000	2.25%, 06/01/2030	293,165
220,000	2.75%, 02/01/2032	186,137
65,000	5.95%, 11/01/2032	68,162
365,000	5.20%, 06/01/2034	361,342
2,000	4.00%, 04/01/2047	1,583
20,000	3.65%, 02/01/2050	14,812
50,000	5.75%, 04/15/2054	50,714
	Southern California Gas Co
380,000	5.20%, 06/01/2033	380,390
65,000	5.75%, 06/01/2053	66,084
100,000	5.60%, 04/01/2054	100,063
	Southern Co
190,000	4.85%, 06/15/2028	188,996
35,000	5.20%, 06/15/2033	34,973
325,000	5.70%, 03/15/2034	335,187
45,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	46,582
184,000	Southwest Gas Corp 2.20%, 06/15/2030	155,002
195,000	Southwestern Electric Power Co 5.30%, 04/01/2033	192,646
	Virginia Electric & Power Co
260,000	5.00%, 04/01/2033	256,495
270,000	5.00%, 01/15/2034	265,103
45,000	5.35%, 01/15/2054	44,110
145,000	Wisconsin Power & Light Co 5.38%, 03/30/2034	145,964
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	498,471
100,000	4.60%, 06/01/2032	94,036
		19,450,534
TOTAL CORPORATE BONDS AND NOTES — 29.75% (Cost $162,760,788)		$153,965,564
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	167,040
200,000	5.00%, 07/15/2032(a)	192,400
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 200,000	5.00%, 07/15/2032	$ 192,400
400,000	Chile Government International Bond 4.95%, 01/05/2036	386,605
	Hungary Government International Bond(a)
240,000	6.13%, 05/22/2028	245,710
275,000	5.50%, 03/26/2036	267,180
340,000	Indonesia Government International Bond 4.35%, 01/08/2027	333,373
200,000	Israel Government International Bond 5.75%, 03/12/2054	191,444
	Mexico Government International Bond
541,000	3.50%, 02/12/2034	449,959
795,000	6.00%, 05/07/2036	796,635
685,000	4.28%, 08/14/2041	549,290
76,000	4.75%, 03/08/2044	63,256
200,000	6.40%, 05/07/2054	199,256
	Panama Government International Bond
200,000	3.16%, 01/23/2030	166,002
210,000	6.85%, 03/28/2054	190,444
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	284,525
	Republic of Poland Government International Bond
220,000	5.13%, 09/18/2034	219,023
270,000	5.50%, 03/18/2054	267,872
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(a)	37,273
432,000	5.88%, 01/30/2029(a)	431,589
1,072,000	3.00%, 02/14/2031(c)	898,679
156,000	6.38%, 01/30/2034(a)	158,019
	Saudi Government International Bond(a)
200,000	5.00%, 01/18/2053	178,612
230,000	5.75%, 01/16/2054	227,628
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.37% (Cost $7,748,304)		$7,094,214
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.95%
258,123	510 Asset Backed Trust(a)(d) Series 2021-NPL2 Class A1 2.12%, 06/25/2061	250,522
195,717	Ajax Mortgage Loan Trust(a)(d) Series 2021-C Class A 2.12%, 01/25/2061	189,803
255,000	Aligned Data Centers Issuer LLC(a) Series 2023-1A Class A2 6.00%, 08/17/2048	255,558

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Angel Oak Mortgage Trust(a)
	Series 2020-1 Class A1
$ 29,154	2.47%, 12/25/2059(e)	$ 27,539
	Series 2020-2 Class A1A
83,373	2.53%, 01/26/2065(e)	76,968
	Series 2020-4 Class A1
39,373	1.47%, 06/25/2065(e)	36,538
	Series 2020-6 Class A1
38,391	1.26%, 05/25/2065(e)	34,146
	Series 2020-R1 Class A1
81,268	0.99%, 04/25/2053(e)	74,365
	Series 2021-1 Class A1
134,479	0.91%, 01/25/2066(e)	113,348
	Series 2021-2 Class A1
253,500	0.99%, 04/25/2066(e)	209,445
	Series 2021-4 Class A1
206,407	1.04%, 01/20/2065(e)	167,465
	Series 2021-5 Class A1
311,706	0.95%, 07/25/2066(e)	261,547
	Series 2021-6 Class A1
165,638	1.46%, 09/25/2066(e)	134,687
	Series 2021-8 Class A1
230,700	1.82%, 11/25/2066(e)	198,403
	Series 2024-1A Class B
685,578	2.88%, 12/25/2066(d)	613,450
	Arroyo Mortgage Trust(a)(e)
	Series 2019-2 Class A1
55,399	3.35%, 04/25/2049	51,865
	Series 2019-3 Class A1
53,580	2.96%, 10/25/2048	49,657
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	322,434
	Series 2019-BN16 Class XA
2,481,721	0.94%, 02/15/2052(e)	86,487
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	593,522
	Series 2019-BN18 Class XA
975,403	0.88%, 05/15/2062(e)	35,319
	Series 2019-BN20 Class XA
1,154,421	0.81%, 09/15/2062(e)	40,959
	Series 2019-BN22 Class XA
1,777,319	0.59%, 11/15/2062(e)	48,909
	Series 2019-BN23 Class XA
2,914,184	0.69%, 12/15/2052(e)	92,652
	Series 2019-BN24 Class XA
980,111	0.63%, 11/15/2062(e)	30,417
	Series 2020-BN26 Class XA
1,045,615	1.21%, 03/15/2063(e)	55,062
	Series 2020-BN28 Class XA
2,339,032	1.76%, 03/15/2063(e)	204,566
	Series 2020-BN29 Class XA
2,818,138	1.32%, 11/15/2053(e)	186,108
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,287,235
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	515,311
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2023-BNK45 Class XA
$ 995,538	0.99%, 02/15/2056(e)	$ 62,392
	Series 2023-BNK46 Class A4
400,000	5.75%, 08/15/2056	419,151
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,314,915
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(e)	94,730
	Series 2022-C16 Class A5
120,000	4.60%, 06/15/2055(e)	116,433
	Series 2022-C18 Class A4
160,000	5.44%, 12/15/2055(e)	164,569
	Series 2022-C18 Class A5
50,000	5.71%, 12/15/2055(e)	52,299
	Series 2023-C21 Class AS
325,000	6.30%, 09/15/2056(e)	344,180
	Series 2023-C22 Class A5
215,000	6.80%, 11/15/2056(e)	243,036
	Series 2024-C24 Class A5
530,000	5.42%, 02/15/2057	545,177
	Series 2024-C24 Class XA
1,109,655	1.63%, 02/15/2057(e)	121,536
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(e)	374,341
	Series 2019-B10 Class XA
1,960,175	1.19%, 03/15/2062(e)	97,745
	Series 2019-B11 Class A2
216,196	3.41%, 05/15/2052	215,056
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	413,028
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,359,607
	Series 2019-B12 Class XA
952,825	1.02%, 08/15/2052(e)	31,626
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	513,834
	Series 2020-B18 Class XA
614,939	1.78%, 07/15/2053(e)	38,371
	Series 2020-B22 Class XA
1,103,821	1.51%, 01/15/2054(e)	85,067
	Series 2023-B39 Class XA
2,332,280	0.57%, 07/15/2056(e)	95,387
	Series 2023-B40 Class XA
999,491	1.15%, 12/15/2056(e)	66,523
154,782	BINOM Securitization Trust(a)(e) Series 2021-INV1 Class A1 2.03%, 06/25/2056	133,444
475,000	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 6.67%, 03/15/2041 1-mo. SOFR + 1.34%	475,149

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	BMO Mortgage Trust
	Series 2022-C3 Class A5
$ 150,000	5.31%, 09/15/2054	$ 152,291
	Series 2023-C7 Class A5
300,000	6.16%, 12/15/2056	324,259
	BRAVO Residential Funding Trust(a)
	Series 2021-C Class A1
388,706	1.62%, 03/01/2061(d)	367,503
	Series 2021-NQM2 Class A1
65,209	0.97%, 03/25/2060(e)	60,638
	Series 2024-NQM1 Class A1
736,432	5.94%, 12/01/2063(d)	734,680
65,311	Bunker Hill Loan Depository Trust(a)(e) Series 2020-1 Class A1 1.72%, 02/25/2055	62,285
	BX Trust(a)(b)
	Series 2021-ARIA Class A
550,000	6.34%, 10/15/2036 1-mo. SOFR + 1.01%	544,500
	Series 2024-BIO Class A
775,000	6.97%, 02/15/2041 1-mo. SOFR + 1.64%	776,211
	Series 2024-PAT Class A
300,000	7.34%, 03/15/2026 1-mo. SOFR + 2.09%	299,812
	Series 2024-XL4 Class A
825,000	6.77%, 02/15/2039 1-mo. SOFR + 1.44%	825,258
	Series 2024-XL5 Class A
450,000	6.69%, 03/15/2041 1-mo. SOFR + 1.39%	450,227
100,000	CAMB Commercial Mortgage Trust(a)(b) Series 2019-LIFE Class C 7.07%, 12/15/2037 1-mo. SOFR + 1.75%	99,938
165,328	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	160,289
	CF Hippolyta Issuer LLC(a)
	Series 2020-1 Class A1
108,654	1.69%, 07/15/2060	101,583
	Series 2020-1 Class A2
87,425	1.99%, 07/15/2060	75,146
	Series 2021-1A Class A1
94,245	1.53%, 03/15/2061	85,223
	Series 2022-1A Class A1
97,713	5.97%, 08/15/2062	95,254
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	238,990
	Citigroup Commercial Mortgage Trust
	Series 2015-GC33 Class A4
403,000	3.78%, 09/10/2058	388,829
	Series 2019-C7 Class A4
255,000	3.10%, 12/15/2072	228,194
Principal Amount		Fair Value
Non-Agency — (continued)
$ 20,339	Citigroup Mortgage Loan Trust(a)(e) Series 2018-RP1 Class A1 3.00%, 09/25/2064	$ 19,590
	COLT Mortgage Loan Trust(a)(e)
	Series 2020-2R Class A1
91,940	1.33%, 10/26/2065	82,057
	Series 2021-2 Class A1
212,515	0.92%, 08/25/2066	171,035
	Series 2021-3 Class A1
385,501	0.96%, 09/27/2066	309,256
	Series 2021-HX1 Class A1
487,923	1.11%, 10/25/2066	403,565
	Series 2022-4 Class A1
83,679	4.30%, 03/25/2067	81,453
	COMM Mortgage Trust(a)
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046	121,887
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	90,287
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	104,807
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
30,511	3.25%, 04/25/2047(e)	27,480
	Series 2018-RPL9 Class A
116,992	3.85%, 09/25/2057(e)	110,272
	Series 2020-NET Class A
94,474	2.26%, 08/15/2037	87,796
	Series 2020-NQM1 Class A1
134,418	1.21%, 05/25/2065(d)	121,851
	Series 2020-RPL4 Class A1
283,377	2.00%, 01/25/2060(e)	246,547
	Series 2021-NQM2 Class A1
256,282	1.18%, 02/25/2066(e)	221,624
	Series 2021-NQM5 Class A1
190,633	0.94%, 05/25/2066(e)	152,930
	Series 2021-NQM6 Class A1
467,630	1.17%, 07/25/2066(e)	380,565
	Series 2021-NQM8 Class A1
246,062	1.84%, 10/25/2066(e)	213,372
	Series 2021-RPL4 Class A1
264,296	1.80%, 12/27/2060(e)	256,255
	Series 2022-NQM1 Class A1
585,418	2.27%, 11/25/2066(e)	510,628
119,553	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	116,841
11,261,091	DBGS Mortgage Trust(e) Series 2018-C1 Class XA 0.20%, 10/15/2051	80,966
390,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.73%, 04/13/2028	389,961
482,907	Deutsche Bank Commercial Mortgage Trust(e) Series 2020-C9 Class XA 1.70%, 09/15/2053	26,077

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Ellington Financial Mortgage Trust(a)(e)
	Series 2020-2 Class A1
$ 41,043	1.18%, 10/25/2065	$ 36,998
	Series 2021-1 Class A1
29,975	0.80%, 02/25/2066	25,128
	Series 2021-2 Class A1
172,686	0.93%, 06/25/2066	138,660
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
28,588	1.56%, 04/25/2065(d)	26,296
	Series 2021-NQM1 Class A1
150,388	0.87%, 01/25/2066(e)	126,024
	Series 2021-NQM4 Class A1
330,232	1.09%, 08/25/2066(e)	266,437
	Series 2021-NQM7 Class A1
170,688	1.92%, 08/25/2066(e)	148,405
	GS Mortgage Securities Trust(e)
	Series 2020-GC45 Class XA
2,008,059	0.66%, 02/13/2053	55,849
	Series 2024-70P Class A
625,000	5.13%, 03/10/2041(a)	620,508
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
186,813	1.07%, 09/25/2056(e)	152,023
	Series 2022-NQM2 Class A1
549,518	3.64%, 03/25/2067(d)	509,042
	JPMorgan Chase Commercial Mortgage Securities Trust(a)
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037	102,111
	Series 2022-OPO Class A
400,000	3.02%, 01/05/2039	353,871
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	248,721
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	513,389
	Series 2016-C4 Class ASB
169,138	2.99%, 12/15/2049	163,586
	JPMorgan Mortgage Trust(a)(e)
	Series 2023-DSC1 Class A1
605,375	4.63%, 07/25/2063	578,491
	Series 2024-1 Class A2
781,541	6.00%, 06/25/2054	779,526
	Legacy Mortgage Asset Trust(a)(d)
	Series 2021-GS2 Class A1
253,764	1.75%, 04/25/2061	245,921
	Series 2021-GS4 Class A1
91,248	1.65%, 11/25/2060	88,253
501,315	Life Mortgage Trust(a)(b) Series 2021-BMR Class A 6.14%, 03/15/2038 1-mo. SOFR + 0.81%	495,726
Principal Amount		Fair Value
Non-Agency — (continued)
	MetLife Securitization Trust(a)(e)
	Series 2017-1A Class A
$ 21,018	3.00%, 04/25/2055	$ 19,638
	Series 2018-1A Class A
53,222	3.75%, 03/25/2057	50,097
345,000	MF1 Ltd(a)(b) Series 2022-FL8 Class AS 7.08%, 02/19/2037 1-mo. SOFR + 1.75%	338,316
	MFA Trust(a)(e)
	Series 2020-NQM3 Class A1
20,395	1.01%, 01/26/2065	18,536
	Series 2021-NQM1 Class A1
181,643	1.15%, 04/25/2065	165,040
	Series 2021-NQM2 Class A1
135,666	1.03%, 11/25/2064	116,620
	Mill City Mortgage Loan Trust(a)(e)
	Series 2017-3 Class A1
26,039	2.75%, 01/25/2061	25,571
	Series 2018-1 Class A1
52,244	3.25%, 05/25/2062	50,952
	Series 2018-2 Class A1
23,268	3.50%, 05/25/2058	22,900
	Series 2019-GS1 Class A1
205,727	2.75%, 07/25/2059	195,714
346,321	MSWF Commercial Mortgage Trust(e) Series 2023-2 Class XA 0.91%, 12/15/2056	22,929
445,000	New Economy Assets Phase 1 Sponsor LLC(a) Series 2021-1 Class A1 1.91%, 10/20/2061	389,705
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
19,245	3.75%, 05/28/2052(e)	17,937
	Series 2017-4A Class A1
32,614	4.00%, 05/25/2057(e)	30,771
	Series 2017-5A Class A1
29,563	6.94%, 06/25/2057(b) 1-mo. SOFR + 1.61%	29,565
	Series 2018-1A Class A1A
292,541	4.00%, 12/25/2057(e)	276,805
	Series 2019-3A Class A1A
107,329	3.75%, 11/25/2058(e)	100,434
	Series 2019-5A Class A1B
102,670	3.50%, 08/25/2059(e)	95,068
	Series 2019-NQM4 Class A1
20,614	2.49%, 09/25/2059(e)	18,981
	Series 2020-1A Class A1B
68,529	3.50%, 10/25/2059(e)	63,171
	Series 2021-NQ1R Class A1
113,351	0.94%, 07/25/2055(e)	98,664
	Series 2021-NQ2R Class A1
144,877	0.94%, 10/25/2058(e)	131,439
255,000	NJ Trust(a)(e) Series 2023-GSP Class A 6.48%, 01/06/2029	266,459

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 740,877	NMLT Trust(a)(e) Series 2021-INV1 Class A1 1.19%, 05/25/2056	$ 611,936
350,000	One New York Plaza Trust(a)(b) Series 2020-1NYP Class A 6.39%, 01/15/2036 1-mo. SOFR + 1.06%	341,273
	Onslow Bay Financial LLC(a)
	Series 2021-NQM1 Class A1
237,584	1.07%, 02/25/2066(e)	201,609
	Series 2021-NQM3 Class A1
238,742	1.05%, 07/25/2061(e)	185,194
	Series 2022-NQM1 Class A1
472,792	2.31%, 11/25/2061(e)	405,470
	Series 2024-NQM1 Class A1
782,103	5.93%, 11/25/2063(d)	780,990
	Series 2024-NQM2 Class A1
1,274,505	5.88%, 12/25/2063(d)	1,271,480
162,912	Pretium Mortgage Credit Partners LLC(a)(d) Series 2021-RN2 Class A1 1.74%, 07/25/2051	157,429
	PRP Advisors LLC(a)(d)
	Series 2020-6 Class A1
54,513	5.36%, 11/25/2025	54,327
	Series 2021-3 Class A1
267,620	1.87%, 04/25/2026	262,981
	Series 2021-4 Class A1
465,308	1.87%, 04/25/2026	453,793
	Series 2021-6 Class A1
199,208	1.79%, 07/25/2026	193,380
	Series 2021-7 Class A1
326,570	1.87%, 08/25/2026	315,850
	Series 2021-9 Class A1
422,552	2.36%, 10/25/2026	411,770
	Series 2021-RPL1 Class A1
86,694	1.32%, 07/25/2051	77,337
60,280	Residential Mortgage Loan Trust(a)(e) Series 2021-1R Class A1 0.86%, 01/25/2065	55,680
455,000	Retained Vantage Data Centers Issuer LLC(a) Series 2023-1A Class A2A 5.00%, 09/15/2048	439,944
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	447,771
	Stack Infrastructure Issuer LLC(a)
	Series 2023-2A Class A2
260,000	5.90%, 07/25/2048	259,088
	Series 2024-1A Class A2
150,000	5.90%, 03/25/2049	150,434
	Starwood Mortgage Residential Trust(a)(e)
	Series 2020-3 Class A1
23,237	1.49%, 04/25/2065	21,887
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-1 Class A1
$ 175,013	1.22%, 05/25/2065	$ 152,599
	Series 2021-2 Class A1
125,214	0.94%, 05/25/2065	113,073
	Series 2021-6 Class A1
373,251	1.92%, 11/25/2066	311,729
148,389	Toorak Mortgage Corp(a)(e) Series 2021-INV1 Class A1 1.15%, 07/25/2056	127,250
	Towd Point Mortgage Trust(a)(e)
	Series 2018-1 Class A1
13,486	3.00%, 01/25/2058	13,106
	Series 2018-2 Class A1
64,659	3.25%, 03/25/2058	62,544
	Series 2018-3 Class A1
67,778	3.75%, 05/25/2058	65,183
	Series 2018-5 Class A1A
133,638	3.25%, 07/25/2058	129,365
	Series 2019-1 Class A1
278,850	3.75%, 03/25/2058	264,601
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	164,518
	Series 2021-R1 Class A1
1,152,550	2.92%, 11/30/2060	994,035
980,000	TYSN Mortgage Trust(a)(e) Series 2023-CRNR Class A 6.58%, 12/10/2033	1,021,292
	VCAT LLC(a)(d)
	Series 2021-NPL2 Class A1
47,515	5.12%, 03/27/2051	47,017
	Series 2021-NPL4 Class A1
235,704	1.87%, 08/25/2051	228,025
	Series 2021-NPL5 Class A1
337,752	1.87%, 08/25/2051	329,240
	Series 2021-NPL6 Class A1
450,229	1.92%, 09/25/2051	436,342
326,064	Vericrest Opportunity Loan Transferee(a)(d) Series 2021-NP11 Class A1 1.87%, 08/25/2051	313,930
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
47,519	3.69%, 11/25/2059(e)	46,014
	Series 2020-4 Class A1
43,803	1.50%, 05/25/2065(d)	41,319
	Series 2020-5 Class A1
74,262	1.22%, 05/25/2065(d)	69,648
	Series 2021-2 Class A1
189,629	1.03%, 02/25/2066(e)	164,261
	Series 2021-4 Class A1
168,365	0.94%, 07/25/2066(e)	132,953
	Series 2021-5 Class A1
641,471	1.01%, 09/25/2066(e)	532,529
	Series 2021-8 Class A1
259,182	1.82%, 11/25/2066(e)	221,747
	Series 2021-R2 Class A1
107,360	0.92%, 02/25/2064(e)	94,458

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 234,073	VOLT CIII LLC(a)(d) Series 2021-CF1 Class A1 1.99%, 08/25/2051	$ 225,009
213,581	VOLT XCIII LLC(a)(d) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	207,265
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	138,516
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	315,682
		46,303,245
U.S. Government Agency — 33.66%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R01 Class 1M2
134,000	6.87%, 10/25/2041 1-mo. SOFR + 1.55%	134,578
	Series 2021-R03 Class 1M2
121,000	6.97%, 12/25/2041 1-mo. SOFR + 1.65%	121,521
	Series 2022-R08 Class 1M1
53,652	7.87%, 07/25/2042 1-mo. SOFR + 2.55%	55,069
	Series 2023-R03 Class 2M1
112,330	7.82%, 04/25/2043 1-mo. SOFR + 2.50%	114,548
	Series 2023-R03 Class 2M2
110,000	9.22%, 04/25/2043 1-mo. SOFR + 3.90%	117,353
	Series 2023-R04 Class 1M1
82,133	7.62%, 05/25/2043 1-mo. SOFR + 2.30%	83,824
	Series 2023-R05 Class 1M1
227,740	7.22%, 06/25/2043 1-mo. SOFR + 1.90%	230,423
	Series 2023-R06 Class 1M2
80,000	8.02%, 07/25/2043 1-mo. SOFR + 2.70%	82,788
	Series 2023-R08 Class 1M2
215,000	7.82%, 10/25/2043 1-mo. SOFR + 2.50%	220,371
	Series 2024-R01 Class 1M2
175,000	7.12%, 01/25/2044 1-mo. SOFR + 1.80%	175,528
	Series 2024-R02 Class 1M2
657,000	7.12%, 02/25/2044 1-mo. SOFR + 1.80%	660,061
	Federal Home Loan Mortgage Corp
118,844	3.00%, 09/01/2027	114,924
2,533	6.00%, 11/01/2033	2,580
7,177	6.00%, 04/01/2035	7,316
6,431	4.50%, 05/01/2035	6,286
22,129	5.50%, 08/01/2035	22,469
12,124	4.50%, 11/01/2035	11,847
2,796	6.50%, 02/01/2036	2,897
5,511	4.50%, 03/01/2036	5,384
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 6,573	6.00%, 03/01/2036	$ 6,771
12,337	5.50%, 06/01/2036	12,593
11,077	5.50%, 08/01/2036	11,250
894	6.00%, 08/01/2037	912
9,684	7.00%, 08/01/2037	9,984
36,224	5.00%, 04/01/2038	36,415
74,715	5.50%, 05/01/2038	76,269
49,283	4.50%, 03/01/2039	48,332
51,037	4.50%, 05/01/2039	50,116
55,892	4.00%, 09/01/2040	52,966
142,839	5.00%, 09/01/2040	143,591
15,251	4.00%, 09/01/2043	14,385
131,990	4.50%, 04/01/2044	128,954
321,005	4.50%, 12/01/2044	313,221
830,861	3.00%, 02/01/2049	736,584
46,283	3.50%, 07/01/2049	42,203
1,201,682	4.00%, 03/01/2050	1,128,468
2,019,657	4.50%, 03/01/2050	1,953,939
375,624	3.50%, 05/01/2050	340,626
111,754	2.50%, 11/01/2050	94,046
927,609	4.50%, 11/01/2050	886,295
920,498	2.50%, 02/01/2051	766,239
1,420,601	2.00%, 03/01/2051	1,132,837
2,530,012	2.00%, 05/01/2051	2,010,925
2,608,785	2.50%, 05/01/2051	2,183,245
2,968,314	2.50%, 08/01/2051	2,493,301
31,309	2.00%, 09/01/2051	24,855
815,296	2.50%, 09/01/2051	679,254
917,639	2.00%, 11/01/2051	727,958
3,208,587	2.00%, 01/01/2052	2,541,421
524,254	2.00%, 02/01/2052	414,868
31,152	2.00%, 03/01/2052	24,707
1,021,986	2.00%, 04/01/2052	809,602
818,115	4.50%, 04/01/2052	778,993
1,233,236	2.00%, 06/01/2052	979,425
2,702,471	3.00%, 08/01/2052	2,361,291
754,192	4.50%, 08/01/2052	718,164
1,887,090	5.00%, 09/01/2052	1,842,695
348,904	6.00%, 11/01/2052	357,730
911,298	6.00%, 01/01/2053	933,476
1,921,453	4.50%, 05/01/2053	1,848,433
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	181,633
	Series K104 Class X1
982,391	1.12%, 01/25/2030(e)	50,264
	Series K111 Class X1
572,535	1.57%, 05/25/2030(e)	43,363
	Series K112 Class X1
1,122,202	1.43%, 05/25/2030(e)	78,618
	Series K114 Class X1
1,459,722	1.12%, 06/25/2030(e)	81,093
	Series K122 Class X1
445,572	0.88%, 11/25/2030(e)	20,153
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(e)	468,488

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K-161 Class A2
$ 500,000	4.90%, 10/25/2033	$ 505,157
	Series K510 Class A2
175,000	5.07%, 10/25/2028(e)	177,199
	Series KF153 Class AS
276,126	6.00%, 02/25/2033(b) 1-mo. SOFR + 0.68%	276,613
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
16,918	3.00%, 05/15/2041	15,858
	Series 4097 Class KA
42,137	2.00%, 09/15/2031	40,604
	Series 4142 Class PT
35,813	1.25%, 12/15/2027	33,817
	Series 4146 Class AB
29,977	1.13%, 12/15/2027	28,305
	Series 4216 Class KQ
15,031	1.70%, 10/15/2039	14,804
	Series 4961 Class JB
130,912	2.50%, 12/15/2042	117,977
	Series 5170 Class DP
398,995	2.00%, 07/25/2050	336,304
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
58,394	6.97%, 01/25/2034 1-mo. SOFR + 1.65%	58,601
	Series 2022-HQA1 Class M1B
167,000	8.82%, 03/25/2042 1-mo. SOFR + 3.50%	174,098
	Series 2023-HQA2 Class M1B
162,000	8.67%, 06/25/2043 1-mo. SOFR + 3.35%	171,371
	Series 2023-HQA3 Class A1
98,186	7.17%, 11/25/2043 1-mo. SOFR + 1.85%	99,282
	Series 2024-HQA1 Class A1
800,000	6.57%, 03/25/2044 1-mo. SOFR + 1.25%	802,000
	Series 2024-HQA1 Class M1
575,000	6.57%, 03/25/2044 1-mo. SOFR + 1.25%	575,359
	Series 2024-HQA1 Class M2
200,000	7.32%, 03/25/2044 1-mo. SOFR + 2.00%	200,063
	Federal National Mortgage Association
76,776	4.00%, 07/01/2026	75,370
259,541	3.50%, 01/01/2031	249,349
4,673	4.50%, 08/01/2035	4,566
2,810	6.00%, 02/01/2036	2,845
18,893	5.50%, 03/01/2036	19,286
11,274	6.50%, 06/01/2036	11,665
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 28,710	6.00%, 03/01/2037	$ 29,739
40,841	6.00%, 08/01/2037	42,303
11,028	6.50%, 08/01/2037	11,397
21,448	2.00%, 07/01/2041	18,060
132,349	4.00%, 10/01/2041	125,402
465,495	3.50%, 08/01/2043	430,503
783,770	4.00%, 12/01/2044	742,603
253,255	4.00%, 01/01/2045	239,932
155,990	3.50%, 08/01/2045	142,281
1,477,641	4.00%, 08/01/2045	1,400,097
323,124	4.00%, 10/01/2046	305,979
342,552	3.50%, 01/01/2047	312,351
878,600	4.50%, 11/01/2047	852,404
24,233	4.50%, 01/01/2048	23,405
361,421	4.50%, 04/01/2048	350,090
144,907	4.00%, 02/01/2049	136,150
448,848	3.50%, 07/01/2049	409,702
435,711	4.50%, 07/01/2049	420,292
319,665	3.50%, 08/01/2049	291,786
803,402	3.00%, 12/01/2049	699,521
1,687,744	3.00%, 04/01/2050	1,468,706
479,915	3.50%, 05/01/2050	435,189
740,018	2.50%, 06/01/2050	622,828
223,456	2.50%, 07/01/2050	186,351
869,458	2.50%, 09/01/2050	734,121
2,820,260	2.00%, 10/01/2050	2,246,612
1,880,772	2.00%, 11/01/2050	1,499,965
954,108	2.50%, 01/01/2051	792,295
47,481	2.50%, 02/01/2051	39,962
74,132	2.50%, 03/01/2051	62,489
220,880	2.00%, 04/01/2051	175,723
967,255	2.00%, 05/01/2051	769,703
1,214,263	3.00%, 07/01/2051	1,049,964
91,857	2.50%, 09/01/2051	77,293
952,865	2.00%, 10/01/2051	755,777
364,369	2.50%, 10/01/2051	306,080
381,701	2.50%, 11/01/2051	321,043
1,355,120	2.00%, 01/01/2052	1,077,791
3,829,536	2.00%, 02/01/2052	3,039,253
4,414,884	2.00%, 04/01/2052	3,498,081
4,548,456	2.50%, 04/01/2052	3,761,138
4,072,165	2.00%, 06/01/2052	3,227,892
1,190,695	3.00%, 06/01/2052	1,028,110
64,737	2.00%, 07/01/2052	51,296
1,867,858	5.00%, 09/01/2052	1,823,916
909,819	5.50%, 09/01/2052	916,359
1,389,751	4.50%, 12/01/2052	1,323,363
887,668	5.50%, 04/01/2053	885,936
3,087,725	5.50%, 06/01/2053	3,074,304
1,904,852	3.50%, 09/01/2062	1,669,233
	Series BA-2985 Class PT
465,495	3.50%, 04/01/2043	425,462
	Federal National Mortgage Association Alternative Credit Enhancement Securities(e)
	Series 2019-M21 Class X3
1,878,630	1.16%, 06/25/2034	127,259

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2020-M2 Class X
$ 4,676,742	0.30%, 01/25/2030	$ 51,976
51,388	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	46,666
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
31,752	1.50%, 09/25/2027	30,108
	Series 2012-18 Class GA
26,935	2.00%, 12/25/2041	24,434
	Series 2012-21 Class PQ
15,230	2.00%, 09/25/2041	13,934
	Series 2012-52 Class PA
24,456	3.50%, 05/25/2042	23,065
	Series 2013-16 Class A
24,959	1.75%, 01/25/2040	24,183
	Series 2013-77 Class BP
24,943	1.70%, 06/25/2043	24,147
	Series 2013-9 Class PT
31,425	1.25%, 02/25/2028	29,577
	Series 2015-48 Class QB
19,418	3.00%, 02/25/2043	18,613
	Series 2015-5 Class EP
76,007	2.00%, 06/25/2043	70,722
	Series 2016-11 Class GA
39,539	2.50%, 03/25/2046	35,666
	Series 2016-38 Class NA
19,607	3.00%, 01/25/2046	17,832
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	240,177
	Series 2017-26 Class CG
20,367	3.50%, 07/25/2044	19,768
	Series 2017-34 Class JK
14,446	3.00%, 05/25/2047	13,824
	Series 2017-35 Class AH
26,207	3.50%, 04/25/2053	25,560
	Series 2017-49 Class JA
27,386	4.00%, 07/25/2053	26,763
	Series 2017-84 Class KA
31,373	3.50%, 04/25/2053	30,283
	Series 2018-23 Class LA
37,689	3.50%, 04/25/2048	34,983
	Series 2018-70 Class HA
39,050	3.50%, 10/25/2056	37,447
	Series 2019-12 Class HA
67,267	3.50%, 11/25/2057	63,113
	Series 2019-14 Class CA
68,380	3.50%, 04/25/2049	64,401
	Series 2019-21 Class BD
64,106	3.00%, 09/25/2057	58,183
	Series 2019-45 Class PT
62,828	3.00%, 08/25/2049	55,849
	Series 2020-1 Class AC
245,272	3.50%, 08/25/2058	226,308
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-90 Class AY
$ 680,000	4.50%, 12/25/2041	$ 642,273
560,000	FREMF Mortgage Trust(a)(e) Series 2015-K45 Class B 3.60%, 04/25/2048	548,352
	Government National Mortgage Association
2,000,000	2.00%, TBA	1,638,226
3,000,000	2.50%, TBA	2,554,850
1,000,000	3.00%, TBA	881,774
3,250,000	3.50%, TBA	2,957,101
2,800,000	4.00%, TBA	2,619,929
1,000,000	4.50%, TBA	960,829
3,500,000	5.00%, TBA	3,439,649
3,000,000	5.50%, TBA	2,997,182
4,000,000	6.00%, TBA	4,034,960
2,000,000	6.50%, TBA	2,033,346
1,000,000	7.00%, TBA	1,021,360
150,370	4.00%, 02/20/2045	144,306
32,619	3.00%, 12/20/2045	29,249
76,092	4.50%, 01/20/2046	74,841
130,181	4.50%, 06/20/2048	126,736
131,860	4.50%, 07/20/2048	128,358
139,668	4.50%, 09/20/2048	135,936
140,700	4.50%, 10/20/2048	136,934
117,669	4.50%, 01/20/2049	114,502
132,803	4.50%, 02/20/2049	129,222
290,253	3.50%, 12/20/2049	266,681
276,249	3.50%, 01/20/2050	253,816
1,356,589	3.00%, 03/20/2050	1,198,122
620,929	3.50%, 10/20/2050	571,059
1,758,338	2.00%, 12/20/2050	1,441,981
2,899,775	2.50%, 03/20/2051	2,473,455
76,996	3.00%, 03/20/2051	68,407
68,817	3.00%, 06/20/2051	60,679
220,560	2.50%, 09/20/2051	185,904
2,885,011	3.00%, 10/20/2051	2,543,827
551,598	2.50%, 11/20/2051	467,825
315,913	2.50%, 12/20/2051	266,089
2,384,036	4.50%, 09/20/2052	2,291,802
920,880	3.50%, 02/20/2053	843,062
	Series 2013-37 Class LG
24,855	2.00%, 01/20/2042	23,520
	Series 2021-135 Class A
1,644,617	2.00%, 08/20/2051	1,330,282
61,714	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	55,545
	Uniform Mortgage-Backed Security(f)
600,000	2.00%, TBA	531,628
17,852,000	2.50%, TBA	14,753,972
1,800,000	3.00%, TBA	1,675,164
3,356,000	4.50%, TBA	3,195,658
2,700,000	5.00%, TBA	2,634,291
6,560,000	5.50%, TBA	6,527,438
20,400,000	6.00%, TBA	20,584,643

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
		174,161,049
TOTAL MORTGAGE-BACKED SECURITIES — 42.61% (Cost $230,211,703)		$220,464,294
MUNICIPAL BONDS AND NOTES
$ 560,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	$ 490,589
65,000	Chicago Transit Authority Sales Tax Receipts Fund Series B 3.91%, 12/01/2040	56,114
207,719	Commonwealth of Massachusetts Series B 4.11%, 07/15/2031	205,164
	County of Riverside, California
420,000	2.96%,02/15/2027	400,434
420,000	3.07%,02/15/2028	397,552
125,000	Dallas Fort Worth International Airport Series A 4.51%, 11/01/2051	114,861
200,000	District of Columbia 3.43%, 04/01/2042	160,301
	Marshall University Series B
100,000	3.13%,05/01/2028	93,776
100,000	3.38%,05/01/2031	90,844
115,000	Metropolitan Transportation Authority Series C 4.75%, 11/15/2045	118,371
315,000	Metropolitan Transportation Authority Series C2 5.18%, 11/15/2049	292,076
50,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	42,823
320,000	New York Transportation Development Corp 4.25%, 09/01/2035	310,329
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	381,171
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	90,760
	State Board of Administration Finance Corp Series A
395,000	1.26%,07/01/2025	376,581
575,000	2.15%,07/01/2030	491,159
	State of California
130,000	7.55%,04/01/2039	159,164
85,000	7.30%,10/01/2039	99,980
15,000	7.63%,03/01/2040	18,295
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 295,000	State of Connecticut Special Tax Revenue Series B 5.46%, 11/01/2030	$ 297,264
TOTAL MUNICIPAL BONDS AND NOTES — 0.91% (Cost $5,199,822)		$4,687,608
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,858,057
760,000	2.85%, 03/28/2034	661,700
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	520,010
600,000	4.75%, 12/10/2032	614,054
2,076,000	Federal National Mortgage Association(c) 0.88%, 08/05/2030	1,680,841
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.03% (Cost $5,928,035)		$5,334,662
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
2,753,151(g)	0.25%, 07/15/2029	2,536,145
45,666(g)	1.38%, 07/15/2033	43,832
1,900,066(g)	0.25%, 02/15/2050	1,199,214
265,714(g)	0.13%, 02/15/2052	156,286
736,149(g)	1.50%, 02/15/2053	642,614
170,719(g)	2.13%, 02/15/2054	172,532
	United States Treasury Note/Bond
3,260,000	4.38%, 08/15/2026	3,247,520
3,360,000	0.75%, 08/31/2026	3,071,381
6,385,000	1.38%, 08/31/2026(h)(i)	5,927,325
265,000	1.13%, 02/28/2027	241,295
6,585,000	4.25%, 03/15/2027	6,554,647
3,390,000	2.63%, 05/31/2027	3,212,422
2,070,000	0.50%, 06/30/2027	1,828,716
430,000	0.38%, 09/30/2027	375,024
125,000	0.50%, 10/31/2027	109,155
2,230,000	4.13%, 03/31/2029	2,220,418
1,465,500	3.75%, 05/31/2030	1,427,088
1,110,000	4.13%, 03/31/2031	1,103,756
2,130,000	1.25%, 08/15/2031	1,735,035
3,695,000	1.38%, 11/15/2031	3,018,065
6,477,200	2.88%, 05/15/2032	5,880,842
3,620,000	2.75%, 08/15/2032	3,246,829
1,505,000	4.13%, 11/15/2032	1,494,712
4,690,000	4.25%, 11/15/2040	4,626,245
5,360,000	4.75%, 02/15/2041	5,609,784
1,176,700	2.25%, 05/15/2041	869,379
4,550,000	4.00%, 11/15/2042	4,285,886
2,375,000	3.13%, 02/15/2043	1,967,539
2,795,000	3.63%, 08/15/2043	2,486,131

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,670,000	3.75%, 11/15/2043	$ 4,224,343
5,590,000	3.63%, 02/15/2044	4,960,033
610,000	3.13%, 08/15/2044	499,580
3,850,000	2.50%, 02/15/2045	2,815,162
4,140,000	3.00%, 11/15/2045	3,288,227
4,515,000	2.50%, 02/15/2046	3,265,262
260,000	2.50%, 05/15/2046	187,566
1,620,000	2.25%, 08/15/2046	1,108,751
1,500,000	2.88%, 11/15/2046	1,155,879
1,500,000	3.00%, 02/15/2047	1,180,020
1,170,000	3.00%, 02/15/2048	915,114
300,000	3.13%, 05/15/2048(c)	239,930
685,000	3.38%, 11/15/2048	572,430
2,150,000	2.25%, 08/15/2049	1,433,697
5,110,000	2.38%, 11/15/2049	3,500,150
5,100,000	1.25%, 05/15/2050	2,608,371
2,730,000	1.63%, 11/15/2050	1,541,917
1,975,000	2.25%, 02/15/2052	1,299,103
1,420,000	2.88%, 05/15/2052	1,074,430
4,045,000	3.00%, 08/15/2052	3,141,985
1,861,400	4.00%, 11/15/2052	1,750,080
2,995,000	3.63%, 05/15/2053	2,631,388
TOTAL U.S. TREASURY BONDS AND NOTES — 21.78% (Cost $128,638,382)		$112,683,235
Shares
COMMON STOCK
Consumer, Cyclical — 0.00%(j)
761	Superior Energy Services LLC(k)	23,972
TOTAL COMMON STOCK — 0.00%(j) (Cost $50,000)		$23,972
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 4.24%
	U.S. Treasury Bills(l)
2,950,000	5.30%, 04/02/2024	2,948,263
3,355,000	5.31%, 04/09/2024	3,349,562
1,635,000	5.31%, 04/11/2024	1,631,873
1,145,000	5.32%, 04/16/2024	1,141,964
1,460,000	5.33%, 04/23/2024	1,454,615
2,105,000	5.30%, 04/25/2024	2,096,674
1,520,000	5.32%, 05/07/2024(c)	1,511,284
1,930,000	5.30%, 05/09/2024	1,918,428
1,365,000	5.30%, 05/16/2024(c)	1,355,422
4,030,000	5.30%, 05/21/2024	3,998,814
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 535,000	5.31%, 06/06/2024	$ 529,610
		21,936,509
Repurchase Agreements — 2.25%
2,917,662	Undivided interest of 1.63% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $2,917,662 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(m)	2,917,662
2,917,660	Undivided interest of 1.64% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $2,917,660 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(m)	2,917,660
2,917,660	Undivided interest of 1.65% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $2,917,660 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(m)	2,917,660

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,917,660	Undivided interest of 7.71% in a repurchase agreement (principal amount/value $37,884,479 with a maturity value of $37,906,873) with Mizuho Securities (USA) LLC, 5.32%, dated 3/28/24 to be repurchased at $2,917,660 on 4/1/24 collateralized by U.S. Treasury securities, 0.25% - 2.88%, 6/15/24 - 5/15/32, with a value of $38,642,182.(m)	$ 2,917,660
		11,670,642
TOTAL SHORT TERM INVESTMENTS — 6.49% (Cost $33,607,151)		$33,607,151
TOTAL INVESTMENTS — 114.34% (Cost $628,058,649)		$591,678,640
OTHER ASSETS & LIABILITIES, NET — (14.34)%		$(74,226,711)
TOTAL NET ASSETS — 100.00%		$517,451,929
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2024.
(c)	All or a portion of the security is on loan at March 28, 2024.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2024. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	Principal amount of the security is adjusted for inflation.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(i)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(j)	Represents less than 0.005% of net assets.
(k)	Non-income producing security.
(l)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(m)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
Euro-Bobl Futures	19	EUR	2,247	Jun 2024	$(7,268)
Euro-Bund Futures	1	EUR	133	Jun 2024	(1,037)
Euro-Schatz Futures	28	EUR	2,960	Jun 2024	(345)
U.S. 10 Year Treasury Ultra Futures	34	USD	3,897	Jun 2024	(25,845)
U.S. 2 Year Treasury Note Futures	33	USD	6,748	Jun 2024	27,281
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. Long Bond Futures	39	USD	4,697	Jun 2024	$4,442
U.S. Ultra Bond Futures	72	USD	9,288	Jun 2024	(90,669)
Long
U.S. 10 Year Treasury Note Futures	112	USD	12,409	Jun 2024	38,160
U.S. 2 Year Treasury Note Futures	92	USD	18,813	Jun 2024	(20,318)
U.S. 5 Year Treasury Note Futures	156	USD	16,694	Jun 2024	20,794
U.S. Ultra Bond Futures	7	USD	903	Jun 2024	7,406
				Net Depreciation	$(47,399)
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
MS	EUR	171,597	USD	184,865	05/08/2024	$553
					Net Appreciation	$553
At March 28, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
Nordstrom Inc 6.95%, 03/15/2028	USD	750	$1,196	$(43)	1.00%	06/20/2024	$1,239	0.31%	Quarterly	-
Nordstrom Inc 6.95%, 03/15/2028	USD	275	1,032	(1,299)	1.00	12/20/2024	2,331	0.48	Quarterly	-
						Net Appreciation	$3,570
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
At March 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation
3.88%	Annual	1-day EUROSTR	Annual	EUR	27,480	06/12/2024	(519)
1-day SOFR	Annual	3.50%	Annual	USD	470	04/19/2025	(4,891)
2.82%	Annual	1-day EUROSTR	Annual	EUR	2,940	03/19/2026	(3,164)
5.25%	Annual	1-day SONIA	Annual	GBP	1,500	03/20/2026	9,859
4.50%	Annual	6-mo. NIBOR	Semi Annual	NOK	77,070	06/19/2026	(11,865)
3.25%	Annual	3-mo. SEK STIBOR	Quarterly	SEK	94,830	06/19/2026	(7,176)
1-day EUROSTR	Annual	3.00%	Annual	EUR	2,550	06/19/2026	(2,904)
1-day SARON	Annual	1.00%	Annual	CHF	8,760	06/19/2026	(2,337)
4.25%	Semi Annual	1-day CORRA	Semi Annual	CAD	8,420	06/19/2026	(1,123)
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation
3-mo. AUD BBR BBSW	Quarterly	4.00%	Quarterly	AUD	6,670	06/19/2026	(394)
1-day CORRA	Semi Annual	4.00%	Semi Annual	CAD	1,451	06/28/2026	(638)
6-mo. EURIBOR	Semi Annual	3.00%	Annual	EUR	292	06/28/2026	(290)
1-day SOFR	Annual	4.25%	Annual	USD	1,033	06/28/2026	(36)
3.75%	Quarterly	3-mo. AUD BBR BBSW	Quarterly	AUD	150	06/29/2026	113
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	2,620	10/20/2027	5,513
3.73%	Annual	1-day SOFR	Annual	USD	1,120	11/28/2027	6,711
3-mo. EURIBOR	Quarterly	2.85%	Annual	EUR	4,440	04/22/2028	(154,282)
2.67%	Annual	1-day EUROSTR	Annual	EUR	4,440	04/22/2028	147,894
1-day SOFR	Annual	3.98%	Annual	USD	7,250	08/31/2028	(30,072)
2.47%	Annual	1-day EUROSTR	Annual	EUR	2,060	04/12/2029	5,233
4.25%	Semi Annual	6-mo. AUD BBR BBSW	Semi Annual	AUD	910	06/19/2029	2,727
3.75%	Annual	1-day SONIA	Annual	GBP	1,960	06/19/2029	7,588
1-day JPY TONA OIS	Annual	0.50%	Annual	JPY	1,581,000	06/19/2029	7,805
1-day SOFR	Annual	2.68%	Annual	USD	2,790	07/28/2032	89,915
1-day JPY TONA OIS	Annual	1.25%	Annual	JPY	185,000	08/03/2033	(4,766)
4.31%	Annual	1-day SOFR	Annual	USD	2,320	10/05/2033	41,803
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	3,220	11/10/2033	49,891
3.85%	Annual	1-day SOFR	Annual	USD	2,200	11/15/2033	16,087
6-mo. EURIBOR	Semi Annual	2.53%	Annual	EUR	3,760	01/19/2034	(20,650)
2.37%	Annual	1-day EUROSTR	Annual	EUR	3,760	01/19/2034	15,466
6-mo. NOK NIBOR	Semi Annual	4.00%	Annual	NOK	3,270	06/19/2034	(2,408)
3.50%	Semi Annual	1-day CORRA	Semi Annual	CAD	540	06/19/2034	(2,276)
3.75%	Annual	1-day SONIA	Annual	GBP	90	06/19/2034	820
4.50%	Semi Annual	6-mo. AUD BBR BBSW	Semi Annual	AUD	150	06/19/2034	850
4.50%	Semi Annual	3-mo. NZD BBR FRA	Quarterly	NZD	160	06/19/2034	1,069
3-mo. SEK STIBOR	Quarterly	2.75%	Annual	SEK	4,280	06/19/2034	2,779
1.25%	Annual	1-day SARON	Annual	CHF	860	06/19/2034	4,733
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	1,040	06/19/2034	5,113
1-day SOFR	Annual	3.75%	Annual	USD	100	06/20/2034	335
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	2,240	05/15/2035	53,436
2.91%	Annual	1-day SOFR	Annual	USD	6,900	07/28/2037	(138,265)
2.15%	Annual	6-mo. EURIBOR	Semi Annual	EUR	3,110	08/09/2037	18,749
3.39%	Annual	1-day SOFR	Annual	USD	7,690	05/10/2038	(29,495)
1.50%	Annual	1-day JPY TONA OIS	Annual	JPY	201,000	08/03/2038	(3,461)
3.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	1,600	01/25/2039	19,893
6-mo. EURIBOR	Semi Annual	1.45%	Annual	EUR	7,960	08/10/2042	20,139
6-mo. EURIBOR	Semi Annual	2.50%	Annual	EUR	3,820	01/25/2044	(30,278)
1-day SOFR	Annual	2.08%	Annual	USD	6,800	07/28/2047	80,388
1.05%	Annual	6-mo. EURIBOR	Semi Annual	EUR	4,660	08/11/2047	(25,546)
2.00%	Annual	6-mo. EURIBOR	Semi Annual	EUR	2,280	01/25/2049	10,387
1-day SOFR	Annual	2.88%	Annual	USD	440	03/15/2053	53,391
1-day SOFR	Annual	2.97%	Annual	USD	1,235	03/15/2053	144,453
1-day SOFR	Annual	2.56%	Annual	USD	6,540	05/11/2053	67,360
6-mo. EURIBOR	Semi Annual	2.00%	Annual	EUR	780	05/17/2053	602
1-day SOFR	Annual	3.25%	Annual	USD	365	06/21/2053	22,744
1-day SOFR	Annual	3.59%	Annual	USD	1,040	09/20/2053	4,285
6-mo. EURIBOR	Semi Annual	2.50%	Annual	EUR	1,730	11/10/2053	(42,656)
1-day SOFR	Annual	3.61%	Annual	USD	1,510	11/15/2053	(35,295)
1-day SOFR	Annual	3.51%	Annual	USD	380	11/29/2053	(3,221)
6-mo. EURIBOR	Semi Annual	2.75%	Annual	EUR	700	06/19/2054	(17,817)
						Net Appreciation	$342,306
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Abbreviations
AUD BBR BBSW	Australian Bank Bill is the interest rate banks charge each other for short-term loans.
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
EUROSTR	Euro short term rate
JPY TONA OIS	Tokyo Swap Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate is the interest rate level a bank requires for unsecured money market lending in NOK to another bank.
NZD BBR FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
SARON	Swiss Average Rate Overnight interest rate
SEK STIBOR	Swedish Krona Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.85%
500,000	AMSR Trust(b) Series 2019-SFR1 Class B 3.02%, 01/19/2039	$ 468,495
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	372,708
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	289,789
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1 7.08%, 07/15/2036 3-mo. SOFR + 1.77%	546,475
152,467	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	143,294
412,743	CNH Capital Canada Receivables Trust(b) Series 2021-1A Class A2 CAD, 1.00%, 11/16/2026	295,015
116,591	CyrusOne Data Centers Issuer I LLC(b) Series 2023-1A Class B 5.45%, 04/20/2048	108,447
212,000	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	214,621
152,654	Exeter Automobile Receivables Trust Series 2021-2A Class C 0.98%, 06/15/2026	151,472
1,232,000	Ford Auto Securitization Trust II Asset-Backed Notes(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	915,700
97,672	Helios Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	99,119
550,000	Invesco US Ltd(b)(c) Series 2023-3A Class A 7.22%, 07/15/2036 3-mo. SOFR + 1.80%	553,478
399,975	Invitation Homes Trust(b)(c) Series 2018-SFR4 Class A 6.54%, 01/17/2038 1-mo. SOFR + 1.21%	400,951
187,818	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	187,968
245,938	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	242,060
539,672	Octagon 61 Ltd(b)(c) Series 2023-2A Class A 7.17%, 04/20/2036 3-mo. SOFR + 1.85%	542,155
Principal Amount(a)		Fair Value
Non-Agency — (continued)
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	$ 908,076
12,214	Oscar US Funding X LLC(b) Series 2019-10 Class A4 3.27%, 05/10/2026	12,207
202,708	Purewest Funding LLC(b) Series 2021-1 Class A1 4.09%, 12/22/2036	196,203
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A 7.21%, 07/15/2036 3-mo. SOFR + 1.90%	579,519
283,345	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	262,886
809,833	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	714,573
873,000	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 05/22/2034	872,738
568,024	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	538,429
435,641	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	405,632
		10,022,010
U.S. Government Agency — 0.05%
280,490	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	264,254
TOTAL ASSET-BACKED SECURITIES — 1.90% (Cost $10,530,372)		$10,286,264
CORPORATE BONDS AND NOTES
Basic Materials — 0.51%
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	539,138
220,000	6.30%, 09/08/2053	219,425
200,000	Inversiones CMPC SA(b)(d) 6.13%, 06/23/2033	202,857
900,000	Linde PLC EUR, 1.63%, 03/31/2035	820,583
700,000	Orano SA EUR, 5.38%, 05/15/2027	785,383
200,000	POSCO(b)(d) 5.75%, 01/17/2028	202,870
		2,770,256

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — 1.53%
	AT&T Inc
572,000	EUR, 3.95%, 04/30/2031	$ 635,620
1,010,000	EUR, 3.55%, 12/17/2032	1,095,620
160,000	4.50%, 05/15/2035	149,446
	Charter Communications Operating LLC / Charter Communications Operating Capital
683,000	4.80%, 03/01/2050	505,565
1,060,000	3.90%, 06/01/2052	674,124
558,000	5.25%, 04/01/2053	441,916
924,000	3.85%, 04/01/2061	548,237
1,100,000	TDF Infrastructure SASU EUR, 5.63%, 07/21/2028	1,248,326
700,000	Telefonica Europe BV(e) EUR, 2.88%, Perpetual	709,796
	Verizon Communications Inc
200,000	EUR, 4.25%, 10/31/2030	226,024
1,881,000	EUR, 3.50%, 06/28/2032	2,034,660
		8,269,334
Consumer, Cyclical — 1.59%
	Alimentation Couche-Tard Inc(b)
1,096,000	EUR, 3.65%, 05/12/2031	1,185,656
1,033,000	EUR, 4.01%, 02/12/2036	1,120,222
	Ford Motor Credit Co LLC
1,053,000	6.05%, 03/05/2031	1,060,487
200,000	7.12%, 11/07/2033	215,182
228,000	General Motors Financial Co Inc 5.85%, 04/06/2030	232,547
500,000	Kering SA EUR, 3.88%, 09/05/2035	554,026
392,000	LKQ Dutch Bond BV EUR, 4.13%, 03/13/2031	428,671
1,062,000	Nissan Motor Co Ltd(b) 4.81%, 09/17/2030	991,670
1,400,000	Robert Bosch GmbH EUR, 4.00%, 06/02/2035	1,573,366
320,000	Stellantis NV EUR, 4.25%, 06/16/2031	359,182
191,000	Tapestry Inc 7.70%, 11/27/2030	203,685
	Volkswagen International Finance NV(e)
100,000	EUR, 3.88%, Perpetual	102,966
100,000	EUR, 4.38%, Perpetual	98,973
100,000	EUR, 4.63%, Perpetual	104,918
317,000	Volkswagen Leasing GmbH EUR, 4.75%, 09/25/2031	362,400
		8,593,951
Consumer, Non-Cyclical — 5.20%
	ASTM SpA
800,000	EUR, 1.50%, 01/25/2030	752,073
600,000	EUR, 2.38%, 11/25/2033	550,764
	Autostrade per l'Italia SpA
650,000	EUR, 2.00%, 12/04/2028	649,218
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
250,000	EUR, 1.88%, 09/26/2029	$ 243,385
1,976,000	EUR, 2.00%, 01/15/2030	1,933,129
350,000	EUR, 4.75%, 01/24/2031	393,675
629,000	EUR, 2.25%, 01/25/2032	597,981
825,000	BAT International Finance PLC EUR, 2.25%, 01/16/2030	816,961
	Bayer AG
346,000	EUR, 4.25%, 08/26/2029	380,545
600,000	EUR, 7.00%, 09/25/2083	650,782
220,000	Bimbo Bakeries USA Inc(b) 5.38%, 01/09/2036	216,883
1,003,000	BNI Finance BV EUR, 3.88%, 12/01/2030	1,112,659
	Bristol-Myers Squibb Co
207,000	5.20%, 02/22/2034	210,172
336,000	6.25%, 11/15/2053	378,487
303,000	5.55%, 02/22/2054	311,600
354,000	6.40%, 11/15/2063	404,590
1,910,000	Carlsberg Breweries AS EUR, 4.25%, 10/05/2033	2,190,202
360,000	CVS Health Corp 5.05%, 03/25/2048	326,944
2,220,000	Diageo Finance PLC EUR, 2.50%, 03/27/2032	2,276,499
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	891,612
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	587,476
1,880,000	HCA Inc 5.45%, 04/01/2031	1,889,807
540,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc 3.63%, 01/15/2032	462,043
1,802,000	JDE Peet's NV EUR, 4.50%, 01/23/2034	2,018,498
1,620,000	Keurig Dr Pepper Inc 5.30%, 03/15/2034	1,625,582
100,000	Medtronic Global Holdings SCA EUR, 1.63%, 10/15/2050	73,001
1,950,000	Motability Operations Group PLC EUR, 3.50%, 07/17/2031	2,112,684
	Pfizer Investment Enterprises Pte Ltd
680,000	5.30%, 05/19/2053	676,079
380,000	5.34%, 05/19/2063	372,355
571,000	RELX Finance BV EUR, 3.75%, 06/12/2031	632,202
	Sartorius Finance BV
700,000	EUR, 4.50%, 09/14/2032	795,299
700,000	EUR, 4.88%, 09/14/2035	813,287
	Thermo Fisher Scientific Finance I BV
150,000	EUR, 1.63%, 10/18/2041	121,462
260,000	EUR, 2.00%, 10/18/2051	201,928
646,000	Viatris Inc 4.00%, 06/22/2050	445,042
		28,114,906

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — 3.45%
650,000	Cheniere Energy Inc(b) 5.65%, 04/15/2034	$ 654,641
	Columbia Pipelines Operating Co LLC(b)
774,000	5.93%, 08/15/2030	794,102
1,287,000	6.04%, 11/15/2033	1,333,390
480,000	Enbridge Inc 8.50%, 01/15/2084	521,537
	Energy Transfer LP
317,000	6.40%, 12/01/2030	334,617
334,000	6.55%, 12/01/2033	358,546
332,000	5.55%, 05/15/2034	333,011
1,836,000	Enterprise Products Operating LLC 4.85%, 01/31/2034	1,808,493
171,180,000	Petroleos Mexicanos MXN, 7.19%, 09/12/2024	9,990,108
320,000	Raizen Fuels Finance SA(b)(d) 6.45%, 03/05/2034	328,316
540,000	Var Energi ASA EUR, 7.86%, 11/15/2083	626,295
1,300,000	Wintershall Dea Finance 2 BV(e) EUR, 3.00%, Perpetual	1,230,730
400,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	363,596
		18,677,382
Financial — 13.38%
503,000	Alexandria Real Estate Equities Inc REIT 5.25%, 05/15/2036	493,665
500,000	Allianz SE EUR, 5.82%, 07/25/2053	598,961
430,000	Ally Financial Inc 6.99%, 06/13/2029	445,788
1,900,000	American Tower Corp REIT 5.20%, 02/15/2029	1,899,076
100,000	Athora Holding Ltd EUR, 6.63%, 06/16/2028	114,342
1,022,000	Athora Netherlands NV EUR, 5.38%, 08/31/2032	1,079,048
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	1,513,916
600,000	Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035	608,898
	Banco de Credito Social Cooperativo SA
500,000	EUR, 7.50%, 09/14/2029	594,990
1,100,000	EUR, 5.25%, 11/27/2031	1,140,757
800,000	Banco Santander SA EUR, 4.88%, 10/18/2031	918,745
600,000	Bank of America Corp 5.47%, 01/23/2035	603,911
1,200,000	Banque Federative du Credit Mutuel SA EUR, 4.75%, 11/10/2031	1,375,906
320,000	Barclays PLC(e) GBP, 9.25%, Perpetual	416,376
Principal Amount(a)		Fair Value
Financial — (continued)
	BNP Paribas SA
990,000	7.75%, Perpetual(b)(e)	$ 1,013,446
1,100,000	EUR, 2.10%, 04/07/2032	1,056,475
2,300,000	EUR, 4.75%, 11/13/2032	2,631,252
	BPCE SA
800,000	EUR, 4.50%, 01/13/2033	907,121
1,400,000	EUR, 2.13%, 10/13/2046	1,238,116
	Capital One Financial Corp
960,000	7.62%, 10/30/2031	1,060,315
240,000	6.05%, 02/01/2035	244,346
500,000	Citigroup Inc 4.91%, 05/24/2033	482,034
1,190,000	Citizens Financial Group Inc 5.84%, 01/23/2030	1,188,292
440,000	Comerica Inc 5.98%, 01/30/2030	434,709
1,200,000	Commerzbank AG(e) EUR, 6.13%, Perpetual	1,276,823
400,000	Cooperatieve Rabobank UA(e) EUR, 4.88%, Perpetual	406,188
	Credit Agricole SA
1,089,000	5.34%, 01/10/2030(b)	1,085,896
1,100,000	EUR, 4.38%, 11/27/2033	1,250,393
	Deutsche Bank AG
1,300,000	EUR, 1.75%, 11/19/2030	1,233,549
300,000	EUR, 5.63%, 05/19/2031	326,898
1,700,000	3.55%, 09/18/2031	1,497,088
325,000	Digital Euro Finco LLC REIT EUR, 2.63%, 04/15/2024	350,387
560,000	Discover Financial Services 7.96%, 11/02/2034	634,312
248,000	Fifth Third Bancorp 5.63%, 01/29/2032	248,254
500,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	560,416
218,000	ING Groep NV 6.11%, 09/11/2034	226,337
	Intesa Sanpaolo SpA
1,234,000	EUR, 5.88%, Perpetual(e)	1,253,543
1,120,000	EUR, 7.75%, Perpetual(e)	1,251,201
650,000	8.25%, 11/21/2033(b)	725,531
500,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	581,330
714,000	JPMorgan Chase & Co 5.34%, 01/23/2035	716,790
680,000	KeyCorp 6.40%, 03/06/2035	694,420
138,000	Kite Realty Group LP REIT 5.50%, 03/01/2034	137,129
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,008,567
200,000	La Banque Postale SA EUR, 5.50%, 03/05/2034	226,082
100,000	LEG Immobilien SE EUR, 0.88%, 01/17/2029	93,889
880,000	Lloyds Banking Group PLC 5.68%, 01/05/2035	885,194
	Logicor Financing SARL
806,000	EUR, 0.88%, 01/14/2031	691,029

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
144,000	EUR, 2.00%, 01/17/2034	$ 121,573
460,000	M&T Bank Corp 6.08%, 03/13/2032	458,889
1,040,000	Macquarie Group Ltd(b)(d) 6.26%, 12/07/2034	1,088,041
1,402,000	Metropolitan Life Global Funding I(b) 4.85%, 01/08/2029	1,391,309
570,000	Mizuho Financial Group Inc EUR, 4.03%, 09/05/2032	635,240
	Morgan Stanley
1,070,000	5.25%, 04/21/2034	1,061,637
600,000	5.47%, 01/18/2035	605,363
	Nasdaq Inc
1,580,000	EUR, 4.50%, 02/15/2032	1,798,849
375,000	5.55%, 02/15/2034	381,326
296,000	6.10%, 06/28/2063	315,622
427,000	Nationwide Building Society(e) GBP, 5.75%, Perpetual	509,969
300,000	Novo Banco SA EUR, 9.88%, 12/01/2033	372,348
	Permanent TSB Group Holdings PLC
433,000	EUR, 6.63%, 04/25/2028	496,714
465,000	EUR, 3.00%, 08/19/2031	472,947
365,000	Piraeus Bank SA EUR, 6.75%, 12/05/2029	422,260
	PNC Financial Services Group Inc
440,000	6.04%, 10/28/2033	454,912
500,000	5.94%, 08/18/2034	513,006
	Raiffeisen Bank International AG
600,000	EUR, 4.75%, 01/26/2027	652,400
100,000	EUR, 0.05%, 09/01/2027	94,363
900,000	EUR, 2.88%, 06/18/2032	877,503
300,000	EUR, 7.38%, 12/20/2032	336,657
	Realty Income Corp REIT
677,000	EUR, 4.88%, 07/06/2030	773,314
111,000	EUR, 5.13%, 07/06/2034	130,651
	SBA Tower Trust REIT(b)
600,000	2.84%, 01/15/2025	585,615
840,000	1.88%, 01/15/2026	784,123
	SELP Finance SARL REIT
120,000	EUR, 3.75%, 08/10/2027	128,669
266,000	EUR, 0.88%, 05/27/2029	247,013
1,416,000	Simon International Finance SCA REIT EUR, 1.13%, 03/19/2033	1,229,515
350,000	Societe Generale SA(b)(e) 9.38%, Perpetual	362,447
700,000	Standard Chartered PLC(b) 6.10%, 01/11/2035	720,853
	Truist Financial Corp
266,000	7.16%, 10/30/2029	283,663
86,000	6.12%, 10/28/2033	88,870
366,000	5.12%, 01/26/2034	352,285
822,000	5.87%, 06/08/2034	832,078
520,000	5.71%, 01/24/2035	522,245
Principal Amount(a)		Fair Value
Financial — (continued)
	UBS Group AG
2,600,000	EUR, 7.75%, 03/01/2029	$ 3,198,170
1,029,000	EUR, 0.88%, 11/03/2031	903,017
2,550,000	EUR, 2.88%, 04/02/2032	2,579,519
830,000	9.02%, 11/15/2033(b)	1,007,077
574,000	US Bancorp 5.84%, 06/12/2034	585,052
	Vonovia SE
100,000	EUR, 0.50%, 09/14/2029	89,496
100,000	EUR, 0.63%, 12/14/2029	89,552
700,000	EUR, 2.38%, 03/25/2032	669,430
1,300,000	EUR, 0.75%, 09/01/2032	1,062,628
703,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT(b) 4.75%, 09/17/2044	518,661
	WEA Finance LLC REIT(b)
960,000	2.88%, 01/15/2027	877,941
125,000	4.13%, 09/20/2028	114,440
90,000	4.63%, 09/20/2048	63,581
	Wells Fargo & Co
410,000	5.39%, 04/24/2034	407,447
690,000	5.56%, 07/25/2034	692,665
		72,382,676
Industrial — 2.82%
1,300,000	Abertis Infraestructuras Finance BV(e) EUR, 3.25%, Perpetual	1,356,911
450,000	AGCO Corp 5.80%, 03/21/2034	455,617
	BAE Systems PLC(b)
593,000	5.30%, 03/26/2034	595,973
200,000	5.50%, 03/26/2054	201,897
400,000	Berry Global Inc(b) 5.65%, 01/15/2034	397,815
	Carrier Global Corp
425,000	EUR, 4.50%, 11/29/2032(b)	479,897
208,000	5.90%, 03/15/2034	218,608
150,000	6.20%, 03/15/2054	165,169
700,000	Cellnex Finance Co SA EUR, 2.00%, 09/15/2032	660,305
	Cellnex Telecom SA
600,000	EUR, 1.88%, 06/26/2029	593,318
800,000	EUR, 1.75%, 10/23/2030	767,945
	Deutsche Bahn Finance GMBH
710,000	EUR, 2.75%, 03/19/2029	757,260
892,000	EUR, 1.88%, 05/24/2030	903,225
513,000	EUR, 3.25%, 05/19/2033	568,906
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	375,122
1,000,000	East Japan Railway Co EUR, 4.39%, 09/05/2043	1,158,581
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	522,655
	Honeywell International Inc
1,404,000	EUR, 3.38%, 03/01/2030	1,516,764
206,000	EUR, 4.13%, 11/02/2034	234,353

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
385,000	International Distributions Services PLC EUR, 5.25%, 09/14/2028	$ 431,599
1,518,000	John Deere Capital Corp 4.50%, 01/16/2029	1,502,976
	Smurfit Kappa Treasury ULC(b)
840,000	5.44%, 04/03/2034	840,320
540,000	5.78%, 04/03/2054	546,208
		15,251,424
Technology — 0.63%
	Intel Corp
520,000	4.90%, 08/05/2052	485,422
450,000	5.70%, 02/10/2053	465,176
1,074,000	Oracle Corp 3.65%, 03/25/2041	843,302
	Texas Instruments Inc
330,000	4.85%, 02/08/2034	331,590
354,000	5.15%, 02/08/2054	355,359
1,000,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	917,465
		3,398,314
Utilities — 4.48%
	Amprion GmbH
1,400,000	EUR, 0.63%, 09/23/2033	1,159,210
700,000	EUR, 4.13%, 09/07/2034	785,049
990,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	991,661
629,000	Consumers Energy Co 4.60%, 05/30/2029	621,684
1,785,000	Duke Energy Carolinas LLC 4.85%, 01/15/2034	1,754,718
748,000	EDP Servicios Financieros Espana SA EUR, 4.38%, 04/04/2032	846,791
	Electricite de France SA
200,000	EUR, 3.00%, Perpetual(e)	197,728
500,000	EUR, 4.00%, Perpetual(e)	535,381
400,000	GBP, 6.00%, Perpetual(e)	491,228
400,000	EUR, 7.50%, Perpetual(e)	467,052
500,000	EUR, 4.63%, 01/25/2043	561,524
1,000,000	EUR, 2.00%, 12/09/2049	713,487
1,300,000	EnBW International Finance BV EUR, 4.30%, 05/23/2034	1,472,977
	Enel Finance International NV
682,000	EUR, 0.50%, 06/17/2030	621,998
310,000	7.50%, 10/14/2032(b)	349,314
240,000	EUR, 4.50%, 02/20/2043	270,498
	Engie SA
500,000	EUR, 4.25%, 09/06/2034	565,006
400,000	EUR, 4.50%, 09/06/2042	458,062
510,000	ESB Finance Designated Activity Co EUR, 3.75%, 01/25/2043	542,467
	Eurogrid GmbH
200,000	EUR, 1.11%, 05/15/2032	179,697
Principal Amount(a)		Fair Value
Utilities — (continued)
200,000	EUR, 0.74%, 04/21/2033	$ 170,012
1,200,000	FLUVIUS System Operator CVBA EUR, 3.88%, 05/09/2033	1,321,381
1,493,000	National Grid North America Inc EUR, 1.05%, 01/20/2031	1,356,546
1,150,000	National Grid PLC EUR, 0.75%, 09/01/2033	950,734
352,000	Public Service Enterprise Group Inc 5.45%, 04/01/2034	352,650
	Suez SACA
800,000	EUR, 2.38%, 05/24/2030	806,214
200,000	EUR, 5.00%, 11/03/2032	235,642
1,500,000	EUR, 2.88%, 05/24/2034	1,503,706
815,000	SW Finance I PLC GBP, 7.38%, 12/12/2041	1,080,785
	Thames Water Utilities Finance PLC
315,000	EUR, 4.38%, 01/18/2031	314,714
946,000	EUR, 1.25%, 01/31/2032	763,699
	Vistra Operations Co LLC(b)
1,051,000	3.70%, 01/30/2027	998,581
834,000	4.30%, 07/15/2029	782,168
		24,222,364
TOTAL CORPORATE BONDS AND NOTES — 33.59% (Cost $182,656,867)		$181,680,607
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp 4.38%, 04/17/2026	350,295
3,334,000	African Export-Import Bank 3.80%, 05/17/2031	2,830,566
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,816,449
500,000	AUD, 3.00%, 03/21/2047	262,019
1,514,000	Banque Ouest Africaine de Developpement EUR, 2.75%, 01/22/2033	1,257,706
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	87,109
	Bundesobligation
1,046,000	EUR, 2.59%, 10/09/2026	1,057,393
284,000	EUR, 2.40%, 10/19/2028	306,980
	Bundesrepublik Deutschland Bundesanleihe
353,000	EUR, 2.36%, 08/15/2030	330,998
380,464	EUR, 2.21%, 02/15/2032	345,128
1,905,000	EUR, 1.70%, 08/15/2032	1,971,527
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,568,752
1,900,000	CAD, 1.75%, 12/01/2053	981,189
49,950,000	China Government Bond CNY, 3.81%, 09/14/2050	8,401,995

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	$ 281,683
504,000	Estonia Government International Bond EUR, 0.13%, 06/10/2030	453,506
	European Union
1,087,000	EUR, 0.40%, 02/04/2037	860,361
460,000	EUR, 0.45%, 07/04/2041	320,541
429,000	EUR, 3.38%, 11/04/2042	474,378
168,000	EUR, 2.63%, 02/04/2048	165,016
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	749,983
150,000	EUR, 3.00%, 09/15/2033	164,607
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	1,110,580
2,400,000	EUR, 3.00%, 05/25/2033	2,637,667
1,475,000	EUR, 4.00%, 10/25/2038	1,771,421
950,000	EUR, 0.75%, 05/25/2052	563,061
361,000	Hellenic Republic Government Bond(b) EUR, 4.38%, 07/18/2038	419,143
184,820,000	Hungary Government Bond HUF, 4.75%, 11/24/2032	441,735
456,000	Hungary Government International Bond EUR, 5.38%, 09/12/2033	518,433
	Iceland Rikisbref
141,644,768	ISK, 7.00%, 09/17/2035	1,048,038
286,078,016	ISK, 4.50%, 02/17/2042	1,665,768
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	1,210,327
10,350,000,128	IDR, 7.50%, 04/15/2040	688,248
450,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	478,575
	Israel Government International Bond
1,640,000	EUR, 0.63%, 01/18/2032	1,362,606
1,297,000	5.50%, 03/12/2034	1,279,944
	Italy Buoni Poliennali Del Tesoro
5,250,000	EUR, 4.40%, 05/01/2033	6,042,107
1,002,000	EUR, 0.95%, 03/01/2037(b)	769,788
100,000	EUR, 2.45%, 09/01/2050(b)	80,038
394,000	EUR, 2.15%, 09/01/2052(b)	289,436
699,000	EUR, 2.15%, 03/01/2072(b)	473,463
289,600,000	Japan Government Forty Year Bond JPY, 1.00%, 03/20/2062	1,473,157
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,407,878
600,000,000	JPY, 0.10%, 12/20/2027	3,941,141
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	3,896,936
163,700,000	JPY, 0.80%, 12/20/2047	914,840
88,950,000	JPY, 0.70%, 12/20/2050	464,223
89,400,000	JPY, 1.60%, 12/20/2053	570,712
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	$ 3,060,947
385,900,000	JPY, 1.40%, 12/20/2042	2,554,261
204,750,000	JPY, 1.10%, 03/20/2043	1,284,874
	Kingdom of Belgium Government Bond(b)
1,518,000	EUR, 3.00%, 06/22/2033	1,664,060
750,000	EUR, 3.30%, 06/22/2054	802,068
	Korea Treasury Bond
11,336,899,712	KRW, 4.25%, 12/10/2032	8,966,704
1,030,000,000	KRW, 3.13%, 09/10/2052	741,290
857,000,000	KRW, 3.25%, 03/10/2053	631,903
1,500,000	Latvia Government International Bond EUR, 3.88%, 07/12/2033	1,675,405
4,710,000	Malaysia Government Bond MYR, 4.64%, 11/07/2033	1,056,252
	Mexican Bonos
2,598,000(f)	MXN, 5.50%, 03/04/2027	14,043,062
898,500(f)	MXN, 8.50%, 03/01/2029	5,226,266
706,000(f)	MXN, 7.75%, 05/29/2031(d)	3,902,078
114,000(f)	MXN, 7.50%, 05/26/2033	610,331
	Mexico Government International Bond
1,104,000	6.00%, 05/07/2036	1,106,270
3,990,000	EUR, 4.00%, 03/15/2115	3,385,286
	New Zealand Government Bond
6,658,000	NZD, 2.00%, 05/15/2032	3,304,656
12,247,000	NZD, 3.50%, 04/14/2033	6,753,052
355,000	Panama Government International Bond 8.00%, 03/01/2038	371,901
	Peru Government Bond
393,000	PEN, 6.15%, 08/12/2032(d)	99,206
7,220,000	PEN, 7.30%, 08/12/2033(b)	1,948,580
	Republic of Austria Government Bond(b)
1,480,000	EUR, 2.90%, 05/23/2029	1,616,917
1,100,000	EUR, 2.90%, 02/20/2034	1,194,642
	Republic of Poland Government Bond
2,312,000	PLN, 3.25%, 07/25/2025(d)	564,799
1,325,000	PLN, 6.00%, 10/25/2033	345,036
1,306,000	Republic of Poland Government International Bond 5.50%, 03/18/2054	1,295,709
	Republic of South Africa Government Bond
31,557,347	ZAR, 8.88%, 02/28/2035	1,328,274
83,721,477	ZAR, 8.50%, 01/31/2037	3,258,684
68,645,867	ZAR, 9.00%, 01/31/2040	2,673,347
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026	2,353,543
680,000	6.63%, 02/17/2028(b)	700,060
654,000	EUR, 2.88%, 05/26/2028	664,571
1,450,000	EUR, 5.50%, 09/18/2028(b)	1,611,064

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,320,000	5.88%, 01/30/2029(b)	$ 1,318,743
151,000	EUR, 2.50%, 02/08/2030	143,671
98,000	EUR, 3.62%, 05/26/2030	97,406
911,000	EUR, 1.75%, 07/13/2030	805,925
584,000	EUR, 2.12%, 07/16/2031	513,930
409,000	EUR, 2.00%, 01/28/2032	350,221
1,894,000	EUR, 2.00%, 04/14/2033	1,565,781
422,000	6.38%, 01/30/2034(b)	427,461
362,000	EUR, 3.88%, 10/29/2035	336,845
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,170,665
298,000	EUR, 3.38%, 02/08/2038	254,109
2,579,000	EUR, 2.63%, 12/02/2040	1,895,596
2,035,000	EUR, 2.75%, 04/14/2041	1,496,210
2,724,000	EUR, 2.88%, 04/13/2042	2,005,817
849,000	EUR, 4.63%, 04/03/2049	792,459
1,329,000	EUR, 3.38%, 01/28/2050	1,007,242
270,000	7.63%, 01/17/2053(b)	298,728
1,460,000	Saudi Government International Bond(b) 5.00%, 01/16/2034	1,450,875
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	476,598
2,237,000	Slovakia Government Bond EUR, 1.00%, 10/13/2051	1,291,697
	Spain Government Bond(b)
6,630,000	EUR, 0.70%, 04/30/2032	5,994,045
3,988,000	EUR, 2.35%, 07/30/2033	4,053,699
2,750,000	EUR, 3.25%, 04/30/2034	2,990,522
4,425,000	Sweden Government Bond SEK, 2.25%, 05/11/2035	406,195
1,250,000	Swiss Confederation Government Bond CHF, 0.50%, 06/27/2032	1,365,391
22,850,000	Thailand Government Bond THB, 2.00%, 12/17/2031	607,611
4,733,000	Treasury Corp of Victoria AUD, 4.75%, 09/15/2036	3,030,021
	United Kingdom Gilt
1,550,000	GBP, 4.50%, 06/07/2028	1,998,978
569,541	GBP, 4.75%, 12/07/2030	760,682
3,050,000	GBP, 3.25%, 01/31/2033	3,671,545
2,729,140	GBP, 3.50%, 01/22/2045	3,025,506
4,880,000	GBP, 1.25%, 07/31/2051	3,109,822
450,000	GBP, 3.75%, 07/22/2052	508,879
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 35.79% (Cost $211,020,575)		$193,575,419
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.33%
460,346	A&D Mortgage Trust(b)(g) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	457,683
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	397,868
Principal Amount(a)		Fair Value
Non-Agency — (continued)
121,922	Brass PLC(b)(h) Series 2010A Class A1 0.67%, 04/16/2069	$ 119,224
900,000	BXHPP Trust(b)(c) Series 2021-FILM Class B 6.34%, 08/15/2036 1-mo. SOFR + 1.01%	848,414
	COLT Mortgage Loan Trust(b)(g)
	Series 2023-2 Class A1
295,976	6.60%, 07/25/2068	298,074
	Series 2023-4 Class A1
694,330	7.16%, 10/25/2068	706,951
1,150,000	COMM Mortgage Trust(b) Series 2020-CX Class A 2.17%, 11/10/2046	934,468
502,000	CyrusOne Data Centers Issuer I LLC(b) Series 2023-2A Class A2 5.56%, 11/20/2048	491,487
526,808	New Residential Mortgage Loan Trust(b)(h) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	450,609
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	546,304
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	155,478
223,030	Tower Bridge Funding PLC(c) Series 2021-2 GBP, 6.00%, 11/20/2063 1-day SONIA + 0.78%	281,407
574,000	Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.32%, 03/16/2048	579,444
	Verus Securitization Trust(b)(g)
	Series 2023-4 Class A1
268,351	5.81%, 05/25/2068	266,767
	Series 2023-5 Class A1
297,875	6.48%, 06/25/2068	298,906
372,220	Wells Fargo Commercial Mortgage Trust(b)(c) Series 2021-SAVE Class A 6.59%, 02/15/2040 1-mo. SOFR + 1.26%	369,437
		7,202,521
U.S. Government Agency — 14.78%
517,067	Federal Agricultural Mortgage Corp Trust(b)(h) Series 2021-1 Class A 2.18%, 01/25/2051	407,257
	Federal Home Loan Mortgage Corp
743,144	3.00%, 05/01/2050	649,257
1,142,016	2.50%, 10/01/2050	962,200

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
2,118,281	3.50%, 06/01/2052	$ 1,896,711
2,522,891	5.00%, 07/01/2052	2,464,125
3,122,374	5.50%, 09/01/2053	3,144,774
816,475	6.00%, 12/01/2053	833,424
137,067	Federal Home Loan Mortgage Corp Multifamily Structured Credit Risk(b)(c) Series 2021-MN1 Class M1 7.32%, 01/25/2051 1-mo. SOFR + 2.00%	134,158
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series KC02 Class A2
275,777	3.37%, 07/25/2025	269,583
	Series KL3W Class AFLW
400,721	5.88%, 08/25/2025(c) 1-mo. SOFR + 0.56%	401,285
	Federal National Mortgage Association
2,782,382	3.00%, 06/01/2050	2,439,267
3,932,508	2.50%, 09/01/2050	3,329,971
2,076,991	2.50%, 04/01/2052	1,744,837
2,353,277	4.00%, 06/01/2052	2,182,787
3,599,089	4.50%, 06/01/2052	3,427,165
3,393,398	5.00%, 07/01/2052	3,313,831
446,306	5.00%, 10/01/2052	435,772
3,184,158	6.00%, 09/01/2053	3,224,947
1,873,930	6.00%, 11/01/2053	1,927,032
1,028,774	6.00%, 02/01/2054	1,063,464
544,913	Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90%, 06/25/2027	513,250
	Government National Mortgage Association
2,300,000	2.50%, TBA	1,958,718
11,060,000	3.50%, TBA	10,063,244
5,220,000	6.00%, TBA	5,265,623
3,500,000	6.50%, TBA	3,558,355
109	Seasoned Credit Risk Transfer Trust Series 2020-3 Class TTU 2.50%, 05/25/2060	98
	Uniform Mortgage-Backed Security(i)
6,100,000	2.00%, TBA	4,825,026
3,790,000	2.50%, TBA	3,132,285
6,290,000	3.00%, TBA	5,410,728
2,170,000	5.50%, TBA	2,159,229
8,750,000	6.00%, TBA	8,829,660
		79,968,063
TOTAL MORTGAGE-BACKED SECURITIES — 16.11% (Cost $88,775,197)		$87,170,584
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,385,000	2.50%, 04/30/2024	$ 5,372,556
15,048,000	5.00%, 10/31/2025	15,090,322
2,900,000	2.25%, 11/15/2027	2,697,453
1,200,000	5.50%, 08/15/2028	1,259,344
2,825,000	3.13%, 11/15/2028	2,690,702
10,500,000	4.00%, 01/31/2029	10,391,719
2,375,000	4.63%, 09/30/2030	2,427,046
4,225,000	4.25%, 02/28/2031	4,232,262
6,760,000	1.63%, 05/15/2031	5,696,884
1,050,000	2.75%, 08/15/2032	941,760
1,000,000	3.50%, 02/15/2033	947,070
463,000	4.50%, 11/15/2033	473,273
13,625,000	4.00%, 02/15/2034	13,399,336
6,600,000	1.13%, 05/15/2040	4,123,711
6,400,000	1.25%, 05/15/2050	3,273,250
1,447,000	4.13%, 08/15/2053	1,390,703
TOTAL U.S. TREASURY BONDS AND NOTES — 13.76% (Cost $74,110,345)		$74,407,391
PURCHASED OPTIONS
0	Purchased Options	19,737
TOTAL PURCHASED OPTIONS — 0.00%(j) (Cost $15,850)		$19,737
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.17%
$1,908,003	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $1,908,003 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(k)	1,908,003

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,226,000	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $2,226,000 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(k)
		$ 2,226,000
2,226,000	Undivided interest of 1.25% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $2,226,000 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(k)	2,226,000
TOTAL SHORT TERM INVESTMENTS — 1.17% (Cost $6,360,003)		$6,360,003
TOTAL INVESTMENTS — 102.32% (Cost $573,469,209)		$553,500,005
OTHER ASSETS & LIABILITIES, NET — (2.32)%		$(12,558,222)
TOTAL NET ASSETS — 100.00%		$540,941,783
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2024.
(d)	All or a portion of the security is on loan at March 28, 2024.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2024. Maturity date disclosed represents final maturity date.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	Represents less than 0.005% of net assets.
(k)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
TBA	To Be Announced
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
10 Year Commonwealth Treasury Bond Futures	41	AUD	3,937	Jun 2024	$(31,056)
Canadian 10 Year Bond Futures	275	CAD	33,094	Jun 2024	(141,411)
Euro-Bobl Futures	59	EUR	6,977	Jun 2024	(25,628)
Euro-Bund Futures	388	EUR	51,751	Jun 2024	(480,260)
Euro-Buxl 30 Year Bond Futures	60	EUR	8,148	Jun 2024	(146,232)
Euro-OAT Futures	24	EUR	3,076	Jun 2024	(2,286)
Japan 10 Year Bond Futures	36	JPY	5,251,680	Jun 2024	(7,268)
Long Gilt Futures	186	GBP	18,589	Jun 2024	(564,766)
U.S. 5 Year Treasury Note Futures	7	USD	749	Jun 2024	(1,033)
U.S. Ultra Bond Futures	52	USD	6,708	Jun 2024	(88,927)
Long
Canadian 10 Year Bond Futures	119	CAD	14,320	Jun 2024	14,185
Euro-Bobl Futures	6	EUR	710	Jun 2024	(240)
Euro-BTP Futures	19	EUR	2,261	Jun 2024	35,186
Euro-Schatz Futures	64	EUR	6,765	Jun 2024	1,506
U.S. 10 Year Treasury Note Futures	219	USD	24,265	Jun 2024	5,204
U.S. 10 Year Treasury Ultra Futures	151	USD	17,306	Jun 2024	70,212
U.S. 2 Year Treasury Note Futures	97	USD	19,835	Jun 2024	(17,969)
U.S. 5 Year Treasury Note Futures	127	USD	13,591	Jun 2024	30,929
U.S. Long Bond Futures	26	USD	3,131	Jun 2024	32,532
				Net Depreciation	$(1,317,322)
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ANZ	AUD	4,013,761	USD	2,676,385	04/17/2024	$(59,588)
BA	GBP	400,000	USD	506,684	04/17/2024	(1,795)
BA	HUF	245,532,172	EUR	619,640	04/17/2024	1,165
BA	JPY	810,120,990	EUR	5,010,000	04/17/2024	(29,876)
BA	JPY	372,238,200	USD	2,610,000	04/17/2024	(143,577)
BA	PLN	2,355,382	EUR	534,038	04/17/2024	11,312
BA	USD	555,556	CLP	531,749,995	04/17/2024	13,335
BA	USD	1,571,711	CNY	11,413,372	04/17/2024	(4,314)
BA	USD	103,842	COP	416,838,649	04/17/2024	(3,737)
BA	USD	4,050,000	JPY	606,509,775	04/17/2024	31,312
BB	AUD	425,043	JPY	41,260,000	04/18/2024	2,378
BB	BRL	2,375,887	USD	476,990	05/03/2024	(4,903)
BB	CHF	4,777,081	EUR	4,970,000	04/17/2024	(34,789)
BB	CLP	2,301,598,395	USD	2,375,567	04/17/2024	(28,648)
BB	CLP	204,692,000	USD	211,099	04/18/2024	(2,386)
BB	CNY	54,671,245	USD	7,709,405	04/17/2024	(160,079)
BB	COP	940,251,000	USD	235,681	05/14/2024	5,974
BB	EUR	499,375	PLN	2,175,477	04/17/2024	(313)
BB	EUR	4,095,000	USD	4,469,597	04/09/2024	(49,734)
BB	EUR	846,000	USD	923,923	04/18/2024	(10,505)
BB	JPY	189,320,300	USD	1,300,000	04/17/2024	(45,578)
BB	JPY	203,520,000	USD	1,356,380	04/18/2024	(7,668)
BB	USD	490,262	CAD	665,000	04/18/2024	(775)
BB	USD	705,518	CLP	675,631,855	04/17/2024	16,582
BB	USD	1,483,079	COP	5,976,182,700	04/17/2024	(59,284)
BB	USD	2,650,000	EUR	2,469,150	04/17/2024	(15,818)
BB	USD	97,338	JPY	14,327,000	04/09/2024	2,523
BB	USD	1,068,250	JPY	160,340,000	04/18/2024	5,689
BB	USD	9,264,623	MXN	159,773,885	04/17/2024	(316,303)
BB	USD	382,015	SEK	3,902,304	04/18/2024	17,196
BBH	CAD	148,580	USD	110,000	04/17/2024	(289)
BBH	CZK	4,472,566	USD	190,000	04/17/2024	678
BBH	GBP	68,462	EUR	80,000	04/17/2024	11
BBH	ILS	1,240,896	USD	332,023	04/17/2024	5,725
BBH	MXN	11,085,055	USD	657,979	04/17/2024	6,742
BBH	NOK	1,491,365	EUR	130,000	04/17/2024	(3,378)
BBH	NOK	29,384,605	USD	2,850,385	04/17/2024	(142,724)
BBH	NZD	582,359	USD	362,074	04/17/2024	(14,155)
BBH	RON	813,212	USD	178,728	04/17/2024	(2,265)
BBH	SGD	743,586	USD	559,570	04/17/2024	(8,341)
BBH	USD	4,215,730	EUR	3,903,762	04/17/2024	1,032
BBH	USD	559,776	JPY	81,791,000	04/17/2024	17,835
BBH	USD	2,639,867	NOK	27,135,883	04/17/2024	139,415
BBH	USD	1,528,949	ZAR	29,418,000	04/17/2024	(21,608)
BDS	BRL	4,491,883	USD	905,421	05/03/2024	(12,888)
BNP	AUD	1,980,129	USD	1,310,000	04/17/2024	(19,043)
BNP	CNY	4,000,000	USD	562,947	05/14/2024	(11,238)
BNP	CZK	33,956,172	EUR	1,331,935	04/17/2024	1,818
BNP	DKK	3,204,318	USD	472,556	04/17/2024	(8,653)
BNP	EUR	2,358,570	CHF	2,187,764	04/17/2024	98,949
BNP	EUR	1,444,651	CZK	36,440,445	04/17/2024	11,356
BNP	EUR	2,230,918	HUF	854,154,840	04/17/2024	103,768
BNP	EUR	958,751	PLN	4,166,302	04/17/2024	(617)
BNP	EUR	2,569,057	USD	2,800,000	04/17/2024	(26,317)
BNP	EUR	503,000	USD	545,340	04/18/2024	(2,256)
BNP	GBP	1,114,631	USD	1,419,557	04/17/2024	(12,646)
BNP	HUF	250,215,970	EUR	630,360	04/17/2024	1,171
BNP	JPY	40,952,945	AUD	420,000	04/18/2024	(988)
BNP	JPY	49,403,000	USD	338,418	04/18/2024	(11,028)
BNP	MYR	3,496,800	USD	753,085	04/17/2024	(15,905)
BNP	PLN	7,107,882	EUR	1,609,283	04/17/2024	34,118
BNP	SGD	739,000	USD	554,333	04/18/2024	(6,478)
BNP	USD	326,617	CHF	285,000	04/18/2024	9,864
BNP	USD	561,991	EUR	519,000	04/18/2024	1,632
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP	USD	9,824,194	JPY	1,409,649,376	04/17/2024	$483,962
BNY	USD	2,788,914	MXN	48,622,082	04/17/2024	(126,735)
CGM	CLP	91,620,000	USD	93,030	05/14/2024	312
CGM	CNY	8,527,456	USD	1,200,000	04/17/2024	(22,479)
CGM	EUR	1,838,000	USD	2,012,478	04/09/2024	(28,666)
CGM	GBP	1,193,000	USD	1,507,194	04/18/2024	(1,360)
CGM	ILS	1,120,000	USD	308,470	04/09/2024	(3,721)
CGM	JPY	41,374,000	AUD	424,031	04/18/2024	(875)
CGM	JPY	53,394,000	USD	356,903	04/18/2024	(3,064)
CGM	KRW	6,960,393,842	USD	5,315,861	04/17/2024	(149,184)
CGM	SEK	2,571,000	USD	251,720	04/09/2024	(11,434)
CGM	TWD	16,107,000	USD	513,380	04/18/2024	(9,965)
CGM	USD	267,347	CHF	233,000	04/18/2024	8,386
CGM	USD	1,811,038	COP	7,284,880,992	04/17/2024	(69,081)
CGM	USD	256,591	EUR	235,000	04/09/2024	2,948
CGM	USD	624,959	GBP	491,000	04/09/2024	5,223
CGM	USD	470,000	GBP	370,326	04/17/2024	2,567
CGM	USD	268,488	HUF	96,704,000	04/09/2024	3,774
CGM	USD	8,101,983	NZD	13,108,000	04/09/2024	270,759
CGM	USD	218,086	NZD	352,000	04/17/2024	7,791
CGM	USD	3,352,271	ZAR	65,048,000	04/09/2024	(78,620)
CGM	ZAR	16,195,000	USD	861,140	04/09/2024	(6,951)
CGM	ZAR	3,062,000	USD	161,992	04/18/2024	(614)
GS	AUD	477,000	USD	313,073	04/18/2024	(2,083)
GS	BRL	4,491,793	USD	905,421	05/03/2024	(12,906)
GS	CAD	5,570,000	USD	4,138,941	04/09/2024	(26,400)
GS	CAD	874,000	USD	646,904	04/18/2024	(1,541)
GS	EUR	340,000	USD	372,500	04/09/2024	(5,527)
GS	GBP	408,760	USD	520,000	04/17/2024	(4,055)
GS	MXN	3,430,000	USD	199,230	04/09/2024	6,708
GS	MYR	3,900,000	USD	817,799	05/14/2024	4,329
GS	PEN	620,000	USD	163,089	05/14/2024	3,325
GS	PLN	1,288,229	USD	323,601	04/17/2024	(1,164)
GS	RON	1,065,000	USD	231,727	04/09/2024	(587)
GS	SEK	2,910,000	USD	281,809	04/09/2024	(9,840)
GS	THB	6,863,456	USD	190,604	04/09/2024	(2,396)
GS	USD	210,826	BRL	1,046,000	04/18/2024	2,694
GS	USD	185,185	CLP	179,327,773	04/17/2024	2,326
GS	USD	212,815	CLP	204,692,000	04/18/2024	4,102
GS	USD	132,761	CNY	955,000	04/09/2024	783
GS	USD	1,922,336	EUR	1,767,000	04/09/2024	15,157
GS	USD	383,722	EUR	353,000	04/18/2024	2,591
GS	USD	268,354	HUF	96,677,000	04/18/2024	3,876
GS	USD	1,941,188	JPY	291,553,200	04/18/2024	9,086
GS	USD	1,086,306	MYR	5,085,000	05/14/2024	14,378
GS	USD	979,710	NZD	1,611,000	04/09/2024	17,237
GS	USD	2,016,673	PEN	7,499,000	05/14/2024	3,861
GS	USD	457,734	PLN	1,829,000	04/18/2024	(49)
GS	USD	143,933	SEK	1,482,000	04/09/2024	5,425
GS	USD	69,779	SEK	717,696	04/18/2024	2,683
GS	USD	512,682	SGD	686,000	04/18/2024	4,119
GS	USD	381,033	ZAR	7,168,000	04/18/2024	3,256
GS	ZAR	49,109,000	USD	2,622,011	04/09/2024	(31,807)
GS	ZAR	3,894,000	USD	207,991	04/18/2024	(2,765)
HSB	AUD	846,225	JPY	82,176,597	04/18/2024	3,735
HSB	BRL	1,046,000	USD	210,993	04/18/2024	(2,861)
HSB	CNY	115,267,446	USD	16,043,415	04/09/2024	(113,907)
HSB	CZK	6,635,000	USD	283,213	04/09/2024	(335)
HSB	CZK	10,748,000	USD	458,699	04/18/2024	(484)
HSB	DKK	1,109,000	USD	161,483	04/09/2024	(989)
HSB	EUR	404,788	PLN	1,761,798	04/17/2024	(256)
HSB	EUR	2,150,000	USD	2,337,986	04/09/2024	(17,423)
HSB	EUR	133,000	USD	145,588	04/18/2024	(1,990)
HSB	HUF	95,629,000	USD	261,534	04/18/2024	77
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	IDR	6,203,524,000	USD	396,755	05/14/2024	$(6,282)
HSB	JPY	40,919,000	AUD	419,854	04/18/2024	(930)
HSB	JPY	3,309,371,000	USD	22,141,034	04/09/2024	(239,908)
HSB	JPY	254,208,854	USD	1,707,218	04/18/2024	(22,594)
HSB	KRW	3,464,308,897	USD	2,653,565	04/17/2024	(82,020)
HSB	NOK	10,170,000	USD	971,696	04/18/2024	(34,557)
HSB	PLN	653,000	USD	163,742	04/09/2024	(284)
HSB	THB	20,963,000	USD	586,845	04/09/2024	(12,002)
HSB	TWD	8,356,000	USD	266,331	04/18/2024	(5,169)
HSB	USD	2,999,374	AUD	4,601,000	04/09/2024	290
HSB	USD	3,450,475	CHF	3,017,606	04/18/2024	96,656
HSB	USD	1,122,257	CNY	8,095,999	04/17/2024	4,314
HSB	USD	555,003	EUR	507,000	04/09/2024	7,782
HSB	USD	551,978	INR	45,704,000	04/18/2024	4,248
HSB	USD	563,951	JPY	83,957,000	04/18/2024	7,574
HSB	USD	2,630,000	MXN	45,305,958	04/17/2024	(86,796)
HSB	USD	264,814	MXN	4,536,000	04/18/2024	(7,147)
HSB	USD	112,996	SEK	1,162,000	04/18/2024	4,363
HSB	USD	266,195	TWD	8,356,000	04/18/2024	5,033
JPM	AUD	946,000	USD	622,621	04/09/2024	(5,987)
JPM	AUD	1,766,000	USD	1,159,664	04/18/2024	(8,283)
JPM	CAD	673,000	USD	500,803	04/18/2024	(3,859)
JPM	CNY	53,855,256	USD	7,591,235	04/17/2024	(154,585)
JPM	CNY	2,949,000	USD	409,941	04/18/2024	(2,767)
JPM	EUR	669,000	USD	725,567	04/18/2024	(3,255)
JPM	GBP	1,879,000	USD	2,385,223	04/09/2024	(13,564)
JPM	JPY	102,559,000	USD	697,242	04/18/2024	(17,591)
JPM	MXN	4,596,000	USD	267,060	04/18/2024	8,499
JPM	NOK	2,012,000	USD	191,319	04/09/2024	(5,950)
JPM	NZD	2,444,000	USD	1,511,238	04/18/2024	(51,120)
JPM	PEN	73,522	USD	19,754	04/17/2024	(6)
JPM	SEK	8,388,841	USD	818,280	04/17/2024	(34,049)
JPM	SEK	4,457,000	USD	433,049	04/18/2024	(16,372)
JPM	USD	254,908	AUD	390,000	04/18/2024	639
JPM	USD	27,248,901	EUR	25,088,000	04/09/2024	170,629
JPM	USD	731,955	EUR	674,000	04/18/2024	4,244
JPM	USD	52,451	GBP	41,000	04/09/2024	701
JPM	USD	7,488,654	KRW	9,930,929,000	05/14/2024	112,708
JPM	USD	5,545,941	MXN	97,244,164	04/17/2024	(285,357)
JPM	USD	168,922	SEK	1,727,000	04/09/2024	7,516
MS	AUD	199,378	USD	130,000	04/17/2024	(14)
MS	CLP	352,888,024	USD	364,433	04/17/2024	(4,597)
MS	CZK	7,312,850	EUR	287,088	04/17/2024	391
MS	EUR	2,840,000	CHF	2,663,649	04/17/2024	87,449
MS	EUR	2,541,532	GBP	2,192,542	04/17/2024	(18,446)
MS	EUR	487,086	PLN	2,118,873	04/17/2024	(310)
MS	EUR	9,728,769	USD	10,690,200	04/17/2024	(186,531)
MS	HUF	376,364,750	EUR	979,841	04/17/2024	(41,800)
MS	PLN	1,089,492	EUR	246,678	04/17/2024	5,230
MS	USD	183,079	COP	734,146,148	04/17/2024	(6,393)
MS	USD	663,791	EUR	615,000	04/17/2024	(194)
MS	USD	330,597	IDR	5,152,360,777	04/17/2024	5,889
MS	USD	832,334	NZD	1,346,000	04/17/2024	28,192
MS	USD	334,725	PLN	1,332,161	04/17/2024	1,292
MS	USD	4,988,774	ZAR	93,871,258	04/17/2024	41,031
MS	ZAR	2,702,000	USD	142,780	04/17/2024	(363)
NOM	JPY	134,084,493	USD	900,000	04/17/2024	(11,566)
NOM	NZD	180,765	USD	110,000	04/17/2024	(2,006)
RBS	EUR	401,805	CZK	10,135,865	04/17/2024	3,159
SAH	CNY	54,671,245	USD	7,719,638	04/17/2024	(170,311)
SEB	NOK	27,135,883	EUR	2,368,080	04/17/2024	(57,047)
SSB	CNY	5,401,244	USD	760,000	04/17/2024	(14,165)
SSB	KRW	359,221,500	USD	270,000	04/17/2024	(3,351)
SSB	NZD	450,423	USD	281,720	04/17/2024	(12,623)
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SSB	USD	56,300,806	EUR	51,364,203	04/17/2024	$845,421
TD	BRL	1,799,506	USD	362,168	05/03/2024	(4,608)
TD	HUF	55,172,568	USD	157,673	04/17/2024	(6,728)
TD	USD	316,032	CNY	2,294,170	04/17/2024	(761)
TD	USD	8,794,301	MXN	154,402,779	04/17/2024	(464,544)
TD	USD	1,665,184	ZAR	31,176,773	04/17/2024	21,926
UBS	CAD	9,762,004	USD	7,272,048	04/17/2024	(63,839)
UBS	CHF	1,208,943	USD	1,427,937	04/17/2024	(84,446)
UBS	EUR	6,500,000	USD	7,059,605	04/17/2024	(41,876)
UBS	JPY	2,955,968,745	USD	20,519,980	04/17/2024	(933,952)
UBS	KRW	491,419,533	USD	370,000	04/17/2024	(5,221)
UBS	USD	387,816	CLP	377,538,642	04/17/2024	2,843
UBS	USD	665,000	COP	2,638,055,000	04/17/2024	(15,842)
UBS	USD	2,787,392	MXN	48,622,082	04/17/2024	(128,257)
UCH	EUR	643,544	CZK	16,230,949	04/17/2024	5,057
WF	AUD	122,686	USD	80,000	04/17/2024	(14)
WF	CAD	475,418	USD	350,000	04/17/2024	1,046
WF	EUR	1,670,705	USD	1,810,000	04/17/2024	(6,222)
WF	USD	925,926	CLP	885,111,115	04/17/2024	23,386
WF	USD	665,000	COP	2,638,720,000	04/17/2024	(16,014)
WF	USD	900,000	EUR	827,942	04/17/2024	6,112
WF	USD	610,000	JPY	91,592,804	04/17/2024	3,113
WF	USD	2,766,417	MXN	48,622,082	04/17/2024	(149,232)
					Net Depreciation	$(2,650,525)
At March 28, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
iTraxx Europe Series 41	EUR	34,605	$(822,242)	$(806,876)	1.00%	06/20/2029	$(25,115)	0.54%	-	Quarterly
CDX.NA.HY.41(c)	EUR	4,097	(389,453)	(406,170)	5.00	06/20/2029	11,809	2.97	-	Quarterly
CDX.NA.IG.42.V1(c)	USD	54,060	(1,225,356)	(1,229,853)	1.00	06/20/2029	$4,496	0.51	-	Quarterly
iTraxx Europe Senior Series 41	EUR	8,665	(164,704)	(158,611)	1.00	06/20/2029	(8,010)	0.63	-	Quarterly
CDX.NA.HY.41(c)	USD	370	(27,371)	(26,262)	5.00	12/20/2028	(1,109)	3.11	-	Quarterly
Whirlpool Corp 4.75%, 02/26/2029	USD	610	(7,574)	(8,053)	1.00	06/20/2029	479	1.27	Quarterly	-
Sell Credit Protection
CDX.NA.IG.41(c)	USD	366	27,097	20,883	5.00	12/20/2028	6,214	3.11	Quarterly	-
CDX.NA.IG.42.V1(c)	USD	7,030	159,346	153,888	1.00	06/20/2029	5,458	0.51	Quarterly	-
CDX.NA.HY.42(c)	USD	330	23,925	23,145	5.00	06/20/2029	780	3.28	Quarterly	-
						Net Depreciation	$(4,998)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with high yield and investment grade credit ratings that trade in the credit default swap market.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
United Airlines Holdings 4.88%, 01/15/2025 Counterparty: GS	USD	310	$(19,881)	$1,317	5.00%	12/20/2028	$(21,198)	3.38%	-	Quarterly
Southwest Airlines Co 5.13%, 06/15/2027 Counterparty: CIT	USD	960	(8,467)	(1,892)	1.00	12/20/2028	(6,575)	0.79	-	Quarterly
Deutsche Lufthansa AG 0.25%, 09/06/2024 Counterparty: CIT	EUR	400	(481)	6,698	1.00	12/20/2028	(7,144)	0.98	-	Quarterly
Deutsche Lufthansa AG 0.25%, 09/06/2024 Counterparty: BB	EUR	370	(444)	5,822	1.00	12/20/2028	(6,263)	0.98	-	Quarterly
Electrolux AB 2.50%, 05/18/2030 Counterparty: GS	EUR	290	(7,176)	(8,691)	1.00	12/20/2028	1,526	1.53	Quarterly	-
Electrolux AB 2.50%, 05/18/2030 Counterparty: BB	EUR	210	(5,196)	(6,019)	1.00	12/20/2028	811	1.53	Quarterly	-
						Net Depreciation	$(38,843)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
At March 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)
4.04%	Semi Annual	6-mo. AUD BBR BBSW	Semi Annual	AUD	3,860	03/22/2033	$(26,368)
3.96%	Quarterly	3-mo. KRW CD KSDA	Quarterly	KRW	3,722,200	01/19/2033	157,251
1-day CORRA	Semi Annual	3.56%	Semi Annual	CAD	920	10/19/2033	(5,039)
3.64%	Annual	3-mo. ILS TELBOR01	Quarterly	ILS	1,800	10/19/2028	(4,533)
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	10/19/2028	(2,858)
3-mo. SEK STIBOR	Quarterly	3.57%	Annual	SEK	51,900	10/19/2028	(163,213)
5.22%	Semi Annual	3-mo. NZD BBR FRA	Quarterly	NZD	39,700	10/19/2025	75,160
4.29%	Annual	6-mo. NIBOR	Semi Annual	NOK	53,400	10/19/2028	71,476
1-day JPY TONA OIS	Annual	1.12%	Annual	JPY	580,300	10/30/2033	(106,852)
3.38%	Quarterly	3-mo. KRW CD KSDA	Quarterly	KRW	727,600	01/18/2029	3,251
1-day CORRA	Semi Annual	3.21%	Semi Annual	CAD	400	12/15/2033	6,067
1-day CORRA	Semi Annual	3.11%	Semi Annual	CAD	2,200	12/15/2053	73,252
1-day GBP SONIA	Annual	3.45%	Annual	GBP	11,320	12/21/2028	308,717
2.20%	Quarterly	7-day CNYOFFIRS	Quarterly	CNY	206,620	03/20/2029	124,608
1-day CORRA	Semi Annual	3.44%	Semi Annual	CAD	6,300	01/19/2034	9,965
3.78%	Annual	6-mo. NIBOR	Semi Annual	NOK	12,300	02/09/2029	(5,728)
9.81%	Daily	1-day BR4CDI	Daily	BRL	32,328	01/04/2027	(49,067)
						Net Appreciation	$466,089
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024, the Fund held the following OTC interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Counterparty	Notional Amount (000)	Maturity Date	Net Unrealized (Depreciation)
10.03%	Daily	1-day BR4CDI	Daily	HSB	BRL 13,141	01/04/2027	$(5,587)
						Net Depreciation	$(5,587)
At March 28, 2024 the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Termination Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
USD CPURNSA	111.61%	USD	6,253	07/28/2053	$(43,282)	At Maturity
128.98%	EUR CPTFEMU	EUR	4,052	07/28/2053	431,936	At Maturity
109.76%	EUR CPTFEMU	EUR	3,650	12/07/2053	36,806	At Maturity
USD CPURNSA	107.01%	USD	5,442	12/07/2053	30,310	At Maturity
				Net Appreciation	$455,770
At March 28, 2024, the Fund held the following OTC total return swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Termination Date	Value	Upfront Payments/ Receipts	Net Unrealized App/Dep
0.00%	Daily	3-mo. EURIBOR	Quarterly	EUR	101	GS	06/20/2024	360,477	0	360,477
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	7,252	GS	06/20/2024	103,898	0	103,898
0.00%	Daily	3-mo. EURIBOR	Quarterly	EUR	36	JPM	06/20/2024	101,214	0	101,214
0.00%	Daily	3-mo. SOFR	Quarterly	USD	9	JPM	06/20/2024	37,247	0	37,247
3-mo. EURIBOR	Quarterly	0.00%	Daily	EUR	1,350	JPM	06/20/2024	16,683	0	16,683
								$619,519	$0	$619,519
At March 28, 2024, the Fund held the following OTC purchased options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Fair Value
Call
USD/JPY Currency Call Option	GS	-	USD	150.85	5/21/2024	USD	2,047	$15,850	$19,737
								$15,850	$19,737
At March 28, 2024, the Fund held the following OTC written options:
Description	Counterparty	Number of Contracts	Exercise Price		Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Fair Value
Put
USD/JPY Currency Put Option	GS	-	USD	144.00	05/18/2024	USD	2,047	$(5,498)	$(4,643)
Call
USD/JPY Currency Call Option	GS	-	USD	153.00	05/18/2024	USD	2,047	(7,498)	(9,435)
								$(12,996)	$(14,078)
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Value
Call
Credit Default Call Swaption, exercise price EUR 0.60	GS	0.60%	iTraxx Europe Series 40	04/20/2024	EUR	21,450	$33,181	$3,133
Credit Default Call Swaption, exercise price $0.58	CIT	0.58%	CDX.NA.IG.41	04/20/2024	USD	28,400	30,530	1,207
Credit Default Call Swaption, exercise price EUR 0.58	CIT	0.58%	iTraxx Europe Series 41	05/15/2024	EUR	20,150	31,687	25,726
Credit Default Call Swaption, exercise price $0.55	CIT	0.55%	CDX.NA.IG 42	05/15/2024	USD	26,600	34,580	21,498
							$129,978	$51,564
At March 28, 2024, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Rate Paid by the Fund	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Value
Put
Credit Default Put Swaption, exercise price EUR 0.68	GS	iTraxx Europe Series 40	0.68%	04/20/2024	EUR	42,900	$(31,557)	$(2,342)
Credit Default Put Swaption, exercise price $0.65	CIT	CDX.NA.IG.41	0.65%	04/20/2024	USD	56,800	(29,820)	(659)
Credit Default Put Swaption, exercise price EUR 0.65	CIT	iTraxx Europe Series 41	0.65%	05/15/2024	EUR	40,300	(27,726)	(23,817)
Credit Default Put Swaption, exercise price $0.63	CIT	CDX.NA.IG 42	0.63%	05/15/2024	USD	53,200	(29,260)	(16,981)
							$(118,363)	$(43,799)
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Abbreviations
ANZ	ANZ McCaughan Australia
AUD BBR BBSW	Australian Bank Bill is the interest rate banks charge each other for short-term loans.
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BDS	Banco Santander
BNP	BNP Paribas Securities Corp
BNY	Bank of New York
BR4CDI	Brazil Cetip Interbank Deposit
CGM	Citigroup Global Markets
CIT	Citibank N.A.
CNYOFFIRS	China Loan Prime Rate
CORRA	Canadian Overnight Repo Rate Average
EUR CPTFEMU	Euro-Zone Harmonized Index of Consumer Prices Ex. Tabacco Unrevised Series NSA Index
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
GS	Goldman Sachs
HSB	HSBC Bank USA
ILS TELBOR01	Bank of Israel Interest Rate Fixings is the interest rate on inter-bank loans
JPM	JP Morgan Chase & Co
JPY TONA OIS	Tokyo Swap Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KRW CD KSDA	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate is the interest rate level a bank requires for unsecured money market lending in NOK to another bank.
NOM	Nomura International PLC
NZD BBR FRA	The rate for the New Zealand Dollar bills of exchange for a period of designated maturity.
RBS	Royal Bank of Scotland
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SEK STIBOR	Swedish Krona Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
SONIA	Sterling Overnight Interbank Average Rate is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market.
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
UCH	UniCredit Bank AG London
USD CPURNSA	US CPI Urban Consumers NSA Index
WF	Wells Fargo Bank NA
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Summary of Investments by Country as of March 28, 2024.
Country	Fair Value	Percentage of Fund Investments
United States	$232,719,791	42.05%
Mexico	38,263,402	6.91
France	27,830,509	5.03
United Kingdom	27,029,056	4.88
Japan	25,366,667	4.58
Romania	19,810,046	3.58
Germany	19,359,861	3.50
Spain	19,170,015	3.46
Italy	16,005,333	2.89
Netherlands	15,548,264	2.81
South Korea	10,542,768	1.91
New Zealand	10,057,708	1.82
Switzerland	9,053,174	1.64
China	8,401,995	1.52
South Africa	7,260,305	1.31
Canada	7,110,724	1.28
Australia	6,196,530	1.12
Belgium	5,607,806	1.01
Austria	4,772,482	0.86
Ireland	4,197,813	0.76
Luxembourg	3,710,729	0.67
Egypt	2,830,566	0.51
Iceland	2,713,806	0.49
Israel	2,642,551	0.48
Cayman Islands	2,635,591	0.48
Denmark	2,471,884	0.45
Poland	2,205,544	0.40
Peru	2,047,786	0.37
Indonesia	1,898,575	0.34
Latvia	1,675,405	0.30
Singapore	1,525,032	0.28
Saudi Arabia	1,450,875	0.26
Slovakia	1,291,697	0.23
Togo	1,257,706	0.23
Malaysia	1,056,252	0.19
Chile	1,048,529	0.19
Hungary	960,168	0.17
Finland	914,590	0.17
Greece	841,403	0.15
Bermuda	828,915	0.15
Norway	626,295	0.11
Thailand	607,611	0.11
Estonia	453,506	0.08
Sweden	406,195	0.07
Portugal	372,348	0.07
Panama	371,902	0.07
Nigeria	350,295	0.06
Total	$553,500,005	100.00%
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
	American Airlines Inc(b)
$ 1,796,184	10.33%,04/20/2028 3-mo. SOFR + 5.03%	$ 1,864,101
440,000	8.77%,06/04/2029 6-mo. SOFR + 3.56%	440,978
432,825	Aretec Group Inc(b) 9.93%, 08/09/2030 1-mo. SOFR + 4.60%	434,827
518,680	Bausch + Lomb Corp(b) 8.68%, 05/10/2027 1-mo. SOFR + 3.35%	512,567
134,663	BMC Software(b) 9.58%, 12/29/2028 1-mo. SOFR + 4.25%	135,336
520,000	Cengage Learning Inc(b) 9.58%, 03/18/2031 1-mo. SOFR + 4.25%	518,917
197,801	Clear Channel Outdoor Holdings Inc(b) 3.88%, 08/21/2026 3-mo. SOFR + 0.00%	197,369
767,235	Cloud Software Group Inc(b) 9.91%, 03/30/2029 3-mo. SOFR + 4.61%	766,995
287,925	CMG Media Corp(b) 9.69%, 12/17/2026 1-mo. SOFR + 4.37%	250,075
535,000	Connect Finco SARL(b) 9.82%, 09/13/2029 1-mo. SOFR + 4.49%	525,303
	CP Atlas Buyer Inc(b)
746,162	9.94%,11/20/2027 1-mo. SOFR + 4.62%	736,242
456,413	9.18%,11/23/2027 1-mo. SOFR + 3.85%	450,345
509,040	CQP Holdco LP(b) 9.19%, 05/27/2028 1-mo. SOFR + 3.86%	510,524
708,954	DirecTV Financing LLC(b) 10.83%, 08/02/2029 3-mo. SOFR + 5.53%	707,309
605,000	Fertitta Entertainment LLC(b) 5.00%, 01/29/2029 1-mo. SOFR + 0.00%	606,229
	Filtration Group Corp(b)
509,587	8.94%,10/21/2028 1-mo. SOFR + 3.62%	510,406
207,900	9.69%,10/21/2028 1-mo. SOFR + 4.37%	208,568
267,956	Garda World Security Corp(b) 10.18%, 10/30/2026 1-mo. SOFR + 4.85%	268,067
305,550	Genesys Cloud Services Holdings II LLC(b) 9.44%, 12/01/2027 1-mo. SOFR + 4.11%	306,314
420,000	Herens Holdco SARL(b) 4.38%, 07/03/2028 3-mo. SOFR + 0.00%	394,144
735,000	Hertz Corp(b) 9.08%, 06/30/2028 1-mo. SOFR + 3.75%	711,725
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 700,190	iHeartCommunications Inc(b) 9.44%, 05/01/2026 1-mo. SOFR + 4.11%	$ 605,008
1,088,467	IRB Holding Corp(b) 8.32%, 12/15/2027 1-mo. SOFR + 2.99%	1,088,096
852,435	Klockner Pentaplast of America Inc(b) 10.27%, 02/12/2026 6-mo. SOFR + 5.05%	793,191
1,181,985	LBM Acquisition LLC(b) 9.18%, 12/17/2027 1-mo. SOFR + 3.85%	1,178,210
194,025	LSF11 A5 HoldCo LLC(b) 9.68%, 10/15/2028 1-mo. SOFR + 4.35%	194,146
218,318	Madison IAQ LLC(b) 8.69%, 06/21/2028 1-mo. SOFR + 3.36%	217,226
484,019	Mattress Firm Inc(b) 9.81%, 09/25/2028 3-mo. SOFR + 4.52%	484,382
557,112	Medline Borrower LP(b) 5.00%, 10/23/2028 1-mo. SOFR + 0.00%	557,228
446,556	Michaels Cos Inc(b) 9.82%, 04/15/2028 3-mo. SOFR + 4.52%	398,551
1,306,921	Neptune Bidco US Inc(b) 10.42%, 04/11/2029 3-mo. SOFR + 5.13%	1,205,090
	Nouryon Finance BV(b)
695,272	9.42%,04/03/2028 1-mo. SOFR + 4.09%	696,141
428,302	9.42%,04/03/2028 3-mo. SOFR + 4.12%	428,927
458,045	Nouryon USA LLC(b) 8.43%, 10/01/2025 1-mo. SOFR + 3.10%	458,045
962,838	Olympus Water US Holding Corp(b) 9.32%, 11/09/2028 3-mo. SOFR + 4.02%	962,356
818,148	PECF USS Intermediate Holding III Corp(b) 9.82%, 12/15/2028 3-mo. SOFR + 4.53%	619,747
839,173	PetsMart LLC(b) 9.18%, 02/11/2028 1-mo. SOFR + 3.85%	835,876
1,016,975	Rocket Software Inc(b) 9.69%, 11/28/2025 1-mo. SOFR + 4.37%	1,007,918
515,000	Scientific Games Holdings LP(b) 8.58%, 04/04/2029 3-mo. SOFR + 3.28%	514,632
360,000	Station Casinos LLC(b) 7.58%, 03/14/2031 1-mo. SOFR + 2.25%	359,293
1,027,804	TK Elevator US NewCo Inc(b) 8.82%, 04/11/2030 1-mo. SOFR + 3.49%	1,030,587

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 705,206	UKG Inc(b) 8.81%, 02/10/2031 3-mo. SOFR + 3.52%	$ 707,850
705,000	United Airlines Inc(b) 8.08%, 02/24/2031 3-mo. SOFR + 2.78%	704,669
1,200,000	Vibrantz Technologies Inc(b) 4.63%, 04/23/2029 3-mo. SOFR + 0.00%	1,186,500
540,439	VM Consolidated Inc(b) 8.68%, 03/26/2028 1-mo. SOFR + 3.35%	542,297
	White Cap Buyer LLC(b)
311,260	9.44%,10/08/2027 1-mo. SOFR + 4.12%	312,071
877,532	9.08%,10/19/2027 1-mo. SOFR + 3.75%	879,817
TOTAL BANK LOANS — 6.71% (Cost $29,088,996)		$29,024,195
CORPORATE BONDS AND NOTES
Basic Materials — 5.21%
8,946	Albemarle Corp 7.25%, 03/01/2027	527,546
945,000	ArcelorMittal SA 7.00%, 10/15/2039	1,028,380
	ATI Inc
1,000,000	5.88%, 12/01/2027(c)	984,647
460,000	4.88%, 10/01/2029	432,859
920,000	7.25%, 08/15/2030(c)	950,933
954,000	Avient Corp(d) 7.13%, 08/01/2030	978,144
1,365,000	Axalta Coating Systems LLC(d) 3.38%, 02/15/2029	1,221,492
679,000	Big River Steel LLC / BRS Finance Corp(d) 6.63%, 01/31/2029	682,819
1,615,000	Commercial Metals Co(c) 4.38%, 03/15/2032	1,455,161
	Constellium SE
500,000	5.63%, 06/15/2028(d)	486,082
300,000	EUR, 3.13%, 07/15/2029	299,059
250,000	First Quantum Minerals Ltd(c)(d) 8.63%, 06/01/2031	243,020
1,125,000	FMG Resources August 2006 Pty Ltd(c)(d) 6.13%, 04/15/2032	1,112,320
1,040,000	Herens Holdco SARL(d) 4.75%, 05/15/2028	907,621
895,000	Hudbay Minerals Inc(d) 6.13%, 04/01/2029	884,713
	Mercer International Inc
300,000	12.88%, 10/01/2028(d)	327,753
510,000	5.13%, 02/01/2029(c)	448,276
1,510,000	Novelis Corp(d) 3.88%, 08/15/2031	1,297,099
280,000	Novelis Sheet Ingot GmbH EUR, 3.38%, 04/15/2029	283,984
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Olympus Water US Holding Corp(d)
$ 1,745,000	4.25%, 10/01/2028(c)	$ 1,583,140
60,000	9.75%, 11/15/2028	63,913
290,000	Rain Carbon Inc(c)(d) 12.25%, 09/01/2029	300,822
2,370,000	SCIH Salt Holdings Inc(d) 4.88%, 05/01/2028	2,207,703
515,000	SCIL IV LLC / SCIL USA Holdings LLC(d) 5.38%, 11/01/2026	499,823
750,000	Tronox Inc(c)(d) 4.63%, 03/15/2029	672,702
610,000	United States Steel Corp 6.65%, 06/01/2037	616,162
	WR Grace Holdings LLC(d)
500,000	5.63%, 08/15/2029	447,445
1,565,000	7.38%, 03/01/2031	1,584,661
		22,528,279
Communications — 9.04%
250,000	Altice Financing SA(d) 5.00%, 01/15/2028	205,761
	Altice France SA(d)
465,000	5.50%, 01/15/2028	330,263
2,175,000	5.50%, 10/15/2029	1,476,244
590,000	Arches Buyer Inc(d) 4.25%, 06/01/2028	519,250
	CCO Holdings LLC / CCO Holdings Capital Corp
3,305,000	5.38%, 06/01/2029(d)	3,025,555
2,765,000	4.75%, 03/01/2030(d)	2,374,142
755,000	4.50%, 08/15/2030(d)	632,726
350,000	4.75%, 02/01/2032(d)	285,643
2,030,000	4.50%, 05/01/2032	1,631,296
2,190,000	Clear Channel Outdoor Holdings Inc(d) 7.88%, 04/01/2030	2,177,201
180,000	CommScope Inc(d) 6.00%, 03/01/2026	164,700
855,000	Connect Finco SARL / Connect US Finco LLC(d) 6.75%, 10/01/2026	838,135
	CSC Holdings LLC(d)
4,980,000	5.38%, 02/01/2028	4,283,411
845,000	11.75%, 01/31/2029	846,318
930,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(d) 5.88%, 08/15/2027	879,814
	DISH DBS Corp
990,000	5.25%, 12/01/2026(d)	779,535
475,000	5.13%, 06/01/2029	198,117
	Frontier Communications Holdings LLC(d)
1,065,000	5.88%, 10/15/2027	1,031,065
735,000	8.75%, 05/15/2030	752,069
	Gen Digital Inc(d)
10,000	6.75%, 09/30/2027	10,143
555,000	7.13%, 09/30/2030(c)	570,229

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 920,000	Gray Television Inc(c)(d) 5.38%, 11/15/2031	$ 603,262
252	iHeartCommunications Inc 8.38%, 05/01/2027	141
	Level 3 Financing Inc(d)
1,414,000	4.25%, 07/01/2028	664,580
724,000	10.50%, 05/15/2030	740,290
	Match Group Holdings II LLC(d)
457,000	5.00%, 12/15/2027	437,992
545,000	4.63%, 06/01/2028	514,324
325,000	4.13%, 08/01/2030	289,167
630,000	3.63%, 10/01/2031(c)	535,344
1,960,000	McGraw-Hill Education Inc(c)(d) 5.75%, 08/01/2028	1,846,236
45,000	Netflix Inc 5.88%, 02/15/2025	45,183
	News Corp(d)
800,000	3.88%, 05/15/2029	731,562
445,000	5.13%, 02/15/2032	417,893
555,000	Nexstar Media Inc(c)(d) 4.75%, 11/01/2028	505,696
	Outfront Media Capital LLC / Outfront Media Capital Corp(c)(d)
695,000	5.00%, 08/15/2027	668,910
750,000	7.38%, 02/15/2031	785,568
	Sirius XM Radio Inc(d)
1,115,000	4.00%, 07/15/2028	1,020,081
870,000	3.88%, 09/01/2031(c)	725,418
595,000	T-Mobile USA Inc 2.88%, 02/15/2031	516,727
835,000	TripAdvisor Inc(d) 7.00%, 07/15/2025	832,706
	Univision Communications Inc(d)
860,000	8.00%, 08/15/2028	876,134
105,000	7.38%, 06/30/2030(c)	103,828
1,770,000	Virgin Media Finance PLC(c)(d) 5.00%, 07/15/2030	1,497,699
780,000	Virgin Media Secured Finance PLC(d) 4.50%, 08/15/2030	672,632
555,000	VZ Secured Financing BV(d) 5.00%, 01/15/2032	476,525
610,000	Ziggo Bond Co BV(c)(d) 6.00%, 01/15/2027	601,199
		39,120,714
Consumer, Cyclical — 14.32%
1,080,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(d) 4.00%, 10/15/2030	962,282
555,000	Allison Transmission Inc(d) 3.75%, 01/30/2031	484,249
	American Airlines Inc / AAdvantage Loyalty IP Ltd(d)
303,750	5.50%, 04/20/2026	301,681
405,000	5.75%, 04/20/2029	398,097
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,235,000	American Builders & Contractors Supply Co Inc(c)(d) 3.88%, 11/15/2029	$ 1,110,159
870,000	Aramark Services Inc(d) 5.00%, 02/01/2028	839,701
1,460,000	Banijay Entertainment SASU(d) 8.13%, 05/01/2029	1,505,829
	Bath & Body Works Inc
675,000	7.50%, 06/15/2029(c)	699,547
530,000	6.63%, 10/01/2030(d)	541,395
600,000	6.75%, 07/01/2036	606,007
1,065,000	Beacon Roofing Supply Inc(c)(d) 4.13%, 05/15/2029	965,965
830,000	Boyd Gaming Corp(c)(d) 4.75%, 06/15/2031	762,726
	Caesars Entertainment Inc(d)
2,305,000	4.63%, 10/15/2029(c)	2,101,862
1,750,000	7.00%, 02/15/2030	1,796,349
155,000	6.50%, 02/15/2032(c)	156,365
	Carnival Corp(d)
1,575,000	5.75%, 03/01/2027	1,558,833
205,000	7.00%, 08/15/2029(c)	213,812
1,815,000	10.50%, 06/01/2030	1,985,176
570,000	Carnival Holdings Bermuda Ltd(d) 10.38%, 05/01/2028	621,790
1,035,000	Churchill Downs Inc(d) 5.75%, 04/01/2030	999,087
570,000	Cinemark USA Inc(d) 5.88%, 03/15/2026	562,766
201,000	Clarios Global LP(d) 6.75%, 05/15/2025	201,179
	Clarios Global LP / Clarios US Finance Co
185,000	EUR, 4.38%, 05/15/2026	198,057
1,738,000	6.75%, 05/15/2028(d)	1,761,685
580,000	Crocs Inc(d) 4.25%, 03/15/2029	530,249
765,000	Everi Holdings Inc(c)(d) 5.00%, 07/15/2029	757,882
1,195,000	FirstCash Inc(c)(d) 6.88%, 03/01/2032	1,194,443
	Ford Motor Credit Co LLC
2,130,000	7.35%, 03/06/2030	2,270,916
4,105,000	4.00%, 11/13/2030	3,665,160
2,260,000	Goodyear Tire & Rubber Co(c) 5.63%, 04/30/2033	2,064,027
785,000	Hanesbrands Inc(c)(d) 9.00%, 02/15/2031	806,544
340,000	Hilton Domestic Operating Co Inc 4.88%, 01/15/2030	325,992
170,000	IHO Verwaltungs GmbH(e) EUR, 8.75%, 05/15/2028 PIK rate, 9.50%%	198,536
760,000	Kontoor Brands Inc(d) 4.13%, 11/15/2029	682,139
1,015,000	Levi Strauss & Co(c)(d) 3.50%, 03/01/2031	890,455

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,345,000	LGI Homes Inc(c)(d) 8.75%, 12/15/2028	$ 1,419,154
	Light & Wonder International Inc(d)
1,490,000	7.25%, 11/15/2029	1,529,585
310,000	7.50%, 09/01/2031(c)	322,370
	Live Nation Entertainment Inc(d)
590,000	5.63%, 03/15/2026	583,531
390,000	6.50%, 05/15/2027	394,262
	NCL Corp Ltd(d)
820,000	8.13%, 01/15/2029	867,712
335,000	7.75%, 02/15/2029	347,822
1,615,000	Penn Entertainment Inc(c)(d) 5.63%, 01/15/2027	1,558,475
	PetSmart Inc / PetSmart Finance Corp(d)
795,000	4.75%, 02/15/2028	744,315
845,000	7.75%, 02/15/2029	822,643
500,000	Pinewood Finco PLC(d) GBP, 6.00%, 03/27/2030	631,074
1,280,000	Ritchie Bros Holdings Inc(d) 7.75%, 03/15/2031	1,339,191
	Royal Caribbean Cruises Ltd(d)
265,000	4.25%, 07/01/2026	255,737
1,130,000	5.50%, 08/31/2026	1,119,847
2,220,000	9.25%, 01/15/2029	2,381,094
670,000	7.25%, 01/15/2030	696,118
180,000	6.25%, 03/15/2032	181,433
875,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c)(d) 6.63%, 03/01/2030	845,902
900,000	Six Flags Entertainment Corp(d) 7.25%, 05/15/2031	911,798
	Station Casinos LLC(d)
1,225,000	4.50%, 02/15/2028(c)	1,153,993
335,000	4.63%, 12/01/2031(c)	301,096
225,000	6.63%, 03/15/2032	227,288
1,300,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 5.88%, 05/15/2025	1,296,696
360,000	Tapestry Inc 7.70%, 11/27/2030	383,909
	Taylor Morrison Communities Inc(d)
330,000	5.88%, 06/15/2027	329,619
845,000	5.75%, 01/15/2028	839,088
465,000	5.13%, 08/01/2030	444,061
1,000,000	Victoria's Secret & Co(c)(d) 4.63%, 07/15/2029	820,504
	Viking Cruises Ltd(d)
360,000	7.00%, 02/15/2029	361,558
1,110,000	9.13%, 07/15/2031	1,213,908
1,010,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	902,171
160,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(d) 5.25%, 05/15/2027	156,707
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(d)
$ 220,000	5.13%, 10/01/2029	$ 208,417
1,600,000	7.13%, 02/15/2031(c)	1,655,834
		61,967,854
Consumer, Non-Cyclical — 8.99%
975,000	ADT Security Corp(c)(d) 4.13%, 08/01/2029	893,267
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(d)
290,000	7.50%, 03/15/2026	295,112
2,000,000	4.88%, 02/15/2030	1,902,855
995,000	Allied Universal Holdco LLC(d) 7.88%, 02/15/2031	1,007,733
1,205,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(d) 4.63%, 06/01/2028	1,100,371
315,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(d) 8.00%, 02/15/2031	314,488
	Avis Budget Finance PLC
435,000	EUR, 7.00%, 02/28/2029(d)	465,393
855,000	EUR, 7.25%, 07/31/2030(d)	917,808
260,000	EUR, 7.25%, 07/31/2030	279,099
465,000	Bausch + Lomb Corp(d) 8.38%, 10/01/2028	481,117
	Bausch Health Cos Inc(d)
1,125,000	6.13%, 02/01/2027	700,976
1,725,000	4.88%, 06/01/2028	941,339
1,070,000	Block Inc 3.50%, 06/01/2031	931,269
685,000	Boost Newco Borrower LLC(d) 7.50%, 01/15/2031	717,067
620,000	Carriage Services Inc(d) 4.25%, 05/15/2029	549,753
925,000	Centene Corp 4.63%, 12/15/2029	878,176
	CHS / Community Health Systems Inc(d)
1,675,000	6.00%, 01/15/2029	1,463,277
1,835,000	5.25%, 05/15/2030	1,496,281
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(d)
940,000	4.75%, 01/15/2029	889,531
475,000	6.63%, 07/15/2030(c)	482,358
830,000	Elanco Animal Health Inc(c) 6.65%, 08/28/2028	841,612
	Garda World Security Corp(d)
220,000	4.63%, 02/15/2027	210,802
840,000	7.75%, 02/15/2028	861,412
705,000	Gartner Inc(d) 3.75%, 10/01/2030	631,073
1,020,000	Herc Holdings Inc(d) 5.50%, 07/15/2027	1,001,833

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 370,000	Hertz Corp(d) 4.63%, 12/01/2026	$ 335,790
765,000	Jazz Securities Designated Activity Co(d) 4.38%, 01/15/2029	712,626
165,000	Lamb Weston Holdings Inc(d) 4.13%, 01/31/2030	150,447
1,870,000	Medline Borrower LP(d) 3.88%, 04/01/2029	1,702,086
755,000	Neptune Bidco US Inc(d) 9.29%, 04/15/2029	713,908
820,000	NESCO Holdings II Inc(d) 5.50%, 04/15/2029	775,804
515,000	Owens & Minor Inc(c)(d) 6.63%, 04/01/2030	511,145
920,000	Prime Security Services Borrower LLC / Prime Finance Inc(d) 6.25%, 01/15/2028	901,212
	Service Corp International
710,000	5.13%, 06/01/2029	690,857
1,410,000	4.00%, 05/15/2031	1,249,198
660,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(d) 4.63%, 11/01/2026	638,120
865,000	Spectrum Brands Inc(d) 5.00%, 10/01/2029	847,739
	Tenet Healthcare Corp
380,000	5.13%, 11/01/2027	371,689
2,150,000	4.25%, 06/01/2029	1,998,467
2,830,000	6.13%, 06/15/2030	2,823,508
1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	1,337,441
	Teva Pharmaceutical Finance Netherlands III BV(c)
695,000	6.75%, 03/01/2028	711,940
910,000	5.13%, 05/09/2029	874,493
470,000	8.13%, 09/15/2031	515,496
	US Foods Inc(d)
460,000	4.75%, 02/15/2029(c)	436,657
345,000	7.25%, 01/15/2032	359,052
		38,911,677
Diversified — 0.29%
1,150,000	Benteler International AG(d) 10.50%, 05/15/2028	1,243,665
Energy — 9.36%
286,000	Antero Resources Corp(d) 7.63%, 02/01/2029	293,739
2,160,000	Callon Petroleum Co(d) 7.50%, 06/15/2030	2,284,200
1,140,000	Chord Energy Corp(d) 6.38%, 06/01/2026	1,144,755
	Civitas Resources Inc(d)
455,000	8.38%, 07/01/2028	478,984
105,000	8.63%, 11/01/2030	112,747
1,290,000	8.75%, 07/01/2031	1,380,377
Principal Amount(a)		Fair Value
Energy — (continued)
$ 615,000	Comstock Resources Inc(c)(d) 6.75%, 03/01/2029	$ 586,490
1,175,000	Encino Acquisition Partners Holdings LLC(d) 8.50%, 05/01/2028	1,187,772
3,045,000	Endeavor Energy Resources LP / EER Finance Inc(d) 5.75%, 01/30/2028	3,069,683
1,445,000	Energy Transfer LP(f) 6.63%, Perpetual	1,349,489
665,000	Global Partners LP / GLP Finance Corp(d) 8.25%, 01/15/2032	689,634
	Hess Midstream Operations LP(d)
510,000	5.13%, 06/15/2028	493,509
775,000	4.25%, 02/15/2030	712,153
965,000	5.50%, 10/15/2030	935,031
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	113,381
995,000	Kinetik Holdings LP(d) 5.88%, 06/15/2030	973,236
575,000	Matador Resources Co(d) 6.50%, 04/15/2032	575,697
1,565,000	Nabors Industries Inc(d) 7.38%, 05/15/2027	1,562,118
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	820,898
2,265,000	Permian Resources Operating LLC(d) 6.88%, 04/01/2027	2,265,852
	Precision Drilling Corp(d)
535,000	7.13%, 01/15/2026	535,553
625,000	6.88%, 01/15/2029	623,839
1,145,000	Rockcliff Energy II LLC(d) 5.50%, 10/15/2029	1,071,515
885,000	Seadrill Finance Ltd(d) 8.38%, 08/01/2030	928,532
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2025	23
1,470,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp(d) 7.88%, 11/01/2028	1,520,423
	SM Energy Co
720,000	6.75%, 09/15/2026	720,720
775,000	6.50%, 07/15/2028	778,321
	Southwestern Energy Co
1,455,000	5.38%, 02/01/2029	1,413,146
1,405,000	5.38%, 03/15/2030	1,352,258
828,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(d) 5.50%, 01/15/2028	797,763
1,125,000	Transocean Aquila Ltd(d) 8.00%, 09/30/2028	1,154,707
328,500	Transocean Inc(d) 8.75%, 02/15/2030	342,519

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,305,000	Transocean Titan Financing Ltd(d) 8.38%, 02/01/2028	$ 1,358,128
	USA Compression Partners LP / USA Compression Finance Corp
390,000	6.88%, 09/01/2027	390,928
335,000	7.13%, 03/15/2029(d)	339,173
	Venture Global LNG Inc(d)
1,040,000	8.13%, 06/01/2028	1,060,993
800,000	9.50%, 02/01/2029	862,290
1,310,000	8.38%, 06/01/2031	1,350,962
745,000	9.88%, 02/01/2032	802,919
	Viper Energy Inc(d)
885,000	5.38%, 11/01/2027	866,219
505,000	7.38%, 11/01/2031	524,986
	Vital Energy Inc(d)
245,000	7.75%, 07/31/2029	247,024
445,000	7.88%, 04/15/2032	452,061
		40,524,747
Financial — 6.16%
345,000	AG Issuer LLC(d) 6.25%, 03/01/2028	337,835
1,495,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(d) 7.00%, 01/15/2031	1,509,978
1,200,000	Ally Financial Inc 8.00%, 11/01/2031	1,336,670
838,600	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp(d) 7.00%, 04/15/2030	746,715
1,665,000	Apollo Commercial Real Estate Finance Inc REIT(d) 4.63%, 06/15/2029	1,398,740
40,989	Apollo Global Management Inc 6.75%, 07/31/2026	2,626,985
635,000	Aretec Group Inc(d) 10.00%, 08/15/2030	693,593
410,000	Cobra AcquisitionCo LLC(d) 6.38%, 11/01/2029	345,828
1,270,000	Credit Acceptance Corp(d) 9.25%, 12/15/2028	1,365,988
230,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	251,721
1,080,000	Encore Capital Group Inc(d) 9.25%, 04/01/2029	1,106,327
	Freedom Mortgage Corp(d)
1,000,000	6.63%, 01/15/2027	970,278
895,000	12.00%, 10/01/2028	975,555
180,000	12.25%, 10/01/2030	197,961
300,000	GGAM Finance Ltd(d) 8.00%, 02/15/2027	309,756
1,325,000	HUB International Ltd(d) 7.25%, 06/15/2030	1,361,699
1,550,000	Jefferson Capital Holdings LLC(d) 9.50%, 02/15/2029	1,586,637
Principal Amount(a)		Fair Value
Financial — (continued)
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(d)
$ 820,000	4.25%, 02/01/2027	$ 767,179
295,000	4.75%, 06/15/2029(c)	268,164
393,000	Lloyds Banking Group PLC(f) 7.50%, Perpetual	390,637
	Macquarie Airfinance Holdings Ltd(d)
105,000	6.40%, 03/26/2029(c)	106,661
155,000	6.50%, 03/26/2031	157,764
	Nationstar Mortgage Holdings Inc(d)
895,000	5.75%, 11/15/2031	825,504
1,220,000	7.13%, 02/01/2032	1,211,645
	OneMain Finance Corp
240,000	7.13%, 03/15/2026	244,355
1,100,000	6.63%, 01/15/2028(c)	1,103,533
1,650,000	5.38%, 11/15/2029(c)	1,551,350
	PennyMac Financial Services Inc(d)
190,000	5.38%, 10/15/2025	187,782
720,000	7.88%, 12/15/2029	739,832
660,000	PHH Mortgage Corp(d) 7.88%, 03/15/2026	639,090
23,000	Realogy Group LLC / Realogy Co-Issuer Corp(d) 5.75%, 01/15/2029	16,287
	RHP Hotel Properties LP / RHP Finance Corp REIT(d)
290,000	7.25%, 07/15/2028	298,646
460,000	6.50%, 04/01/2032	461,553
	Societe Generale SA(d)(f)
330,000	4.75%, Perpetual	298,004
295,000	5.38%, Perpetual	248,571
		26,638,823
Industrial — 10.13%
1,070,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c)(d) 4.00%, 09/01/2029	862,475
745,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c)(d) 4.13%, 08/15/2026	674,012
850,000	Boise Cascade Co(d) 4.88%, 07/01/2030	788,575
	Bombardier Inc(d)
416,000	7.13%, 06/15/2026	421,987
679,000	7.88%, 04/15/2027	679,475
250,000	7.50%, 02/01/2029(c)	257,433
1,225,000	8.75%, 11/15/2030(c)	1,308,026
115,000	7.25%, 07/01/2031	115,234
	Builders FirstSource Inc(d)
670,000	4.25%, 02/01/2032	600,903
425,000	6.38%, 06/15/2032(c)	431,284
855,000	6.38%, 03/01/2034	858,529

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 960,000	Camelot Return Merger Sub Inc(c)(d) 8.75%, 08/01/2028	$ 986,164
1,000,000	Cemex SAB de CV(f) 9.13%, Perpetual	1,086,354
	Chart Industries Inc(d)
700,000	7.50%, 01/01/2030	726,912
720,000	9.50%, 01/01/2031	784,063
690,000	Clean Harbors Inc(d) 6.38%, 02/01/2031	695,067
	EMRLD Borrower LP / Emerald Co-Issuer Inc(d)
255,000	EUR, 6.38%, 12/15/2030	288,808
1,715,000	6.63%, 12/15/2030	1,731,452
105,000	Esab Corp(d) 6.25%, 04/15/2029	105,492
	GFL Environmental Inc(d)
1,180,000	4.75%, 06/15/2029	1,109,719
265,000	6.75%, 01/15/2031(c)	271,575
	Graphic Packaging International LLC
230,000	EUR, 2.63%, 02/01/2029	230,154
1,040,000	3.75%, 02/01/2030(d)	924,908
2,145,000	Great Lakes Dredge & Dock Corp(c)(d) 5.25%, 06/01/2029	1,908,390
1,935,000	Imola Merger Corp(d) 4.75%, 05/15/2029	1,814,354
990,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(d) 6.00%, 09/15/2028	938,928
935,000	Louisiana-Pacific Corp(d) 3.63%, 03/15/2029	849,874
1,255,000	Madison IAQ LLC(c)(d) 4.13%, 06/30/2028	1,160,749
	Masonite International Corp(d)
355,000	5.38%, 02/01/2028	355,476
655,000	3.50%, 02/15/2030	579,492
1,030,000	Mauser Packaging Solutions Holding Co(d) 7.88%, 08/15/2026	1,049,314
530,000	Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC(d) 6.75%, 04/01/2032	531,811
850,000	MIWD Holdco II LLC / MIWD Finance Corp(d) 5.50%, 02/01/2030	782,257
840,000	Owens-Brockway Glass Container Inc(c)(d) 7.25%, 05/15/2031	855,542
700,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc(d) 4.38%, 10/15/2028	653,010
400,000	Prysmian SpA(j) EUR, 0.00%, 02/02/2026	532,762
235,000	Roller Bearing Co of America Inc(d) 4.38%, 10/15/2029	215,171
Principal Amount(a)		Fair Value
Industrial — (continued)
	Sensata Technologies BV(d)
$ 935,000	4.00%, 04/15/2029	$ 853,737
870,000	5.88%, 09/01/2030(c)	851,165
820,000	Smyrna Ready Mix Concrete LLC(d) 8.88%, 11/15/2031	876,491
	Spirit AeroSystems Inc(d)
275,000	9.38%, 11/30/2029	299,966
1,485,000	9.75%, 11/15/2030	1,661,071
	Standard Industries Inc(d)
225,000	5.00%, 02/15/2027	218,256
1,185,000	4.75%, 01/15/2028	1,130,942
225,000	4.38%, 07/15/2030	202,173
860,000	3.38%, 01/15/2031	721,079
530,000	Terex Corp(d) 5.00%, 05/15/2029	500,366
105,000	TK Elevator Midco GmbH EUR, 4.38%, 07/15/2027	108,892
	TransDigm Inc
1,415,000	5.50%, 11/15/2027	1,384,935
910,000	6.75%, 08/15/2028(d)	922,010
1,995,000	4.88%, 05/01/2029	1,855,771
560,000	6.88%, 12/15/2030(d)	570,861
170,000	7.13%, 12/01/2031(d)	175,195
810,000	6.63%, 03/01/2032(d)	818,336
1,505,000	TTM Technologies Inc(c)(d) 4.00%, 03/01/2029	1,365,035
465,000	Vertiv Group Corp(c)(d) 4.13%, 11/15/2028	432,655
320,000	Watco Cos LLC / Watco Finance Corp(d) 6.50%, 06/15/2027	316,292
	WESCO Distribution Inc(d)
205,000	6.38%, 03/15/2029	207,108
205,000	6.63%, 03/15/2032	208,319
		43,846,386
Technology — 2.88%
710,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	642,842
325,000	Central Parent Inc / CDK Global Inc(d) 7.25%, 06/15/2029	331,762
3,195,000	Cloud Software Group Inc(d) 6.50%, 03/31/2029	3,031,932
985,000	Crowdstrike Holdings Inc(c) 3.00%, 02/15/2029	873,564
2,020,000	NCR Voyix Corp(d) 5.13%, 04/15/2029	1,873,455
740,000	RingCentral Inc(c)(d) 8.50%, 08/15/2030	769,403
	Seagate HDD Cayman
360,000	3.13%, 07/15/2029	302,901
220,000	9.63%, 12/01/2032	250,645
	Twilio Inc
1,345,000	3.63%, 03/15/2029	1,209,724
485,000	3.88%, 03/15/2031	423,400
1,060,000	UKG Inc(d) 6.88%, 02/01/2031	1,079,851

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 1,850,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(c)(d) 3.88%, 02/01/2029	$ 1,665,322
		12,454,801
Utilities — 1.66%
580,000	Calpine Corp(d) 5.00%, 02/01/2031	532,032
340,000	Electricite de France SA(d)(f) 9.13%, Perpetual	374,573
	NRG Energy Inc(d)
795,000	10.25%, Perpetual(f)	852,803
190,000	3.75%, 06/15/2024	188,992
185,000	Pacific Gas & Electric Co(h) 2.95%, 03/01/2026	176,621
1,430,000	PG&E Corp(c) 5.25%, 07/01/2030	1,358,835
715,000	Vistra Corp(d)(f) 7.00%, Perpetual	707,954
	Vistra Operations Co LLC(d)
1,565,000	5.00%, 07/31/2027	1,515,431
1,040,000	7.75%, 10/15/2031	1,089,171
380,000	6.95%, 10/15/2033	405,598
		7,202,010
TOTAL CORPORATE BONDS AND NOTES — 68.04% (Cost $296,786,563)		$294,438,956
CONVERTIBLE BONDS
Communications — 3.96%
425,000	Airbnb Inc(j) 3.84%, 03/15/2026	395,217
694,000	Booking Holdings Inc 0.75%, 05/01/2025	1,339,420
1,276,000	Cable One Inc 1.13%, 03/15/2028	957,766
302,000	DISH Network Corp(j) 21.58%, 12/15/2025	220,460
1,830,000	Etsy Inc(c) 0.25%, 06/15/2028	1,441,125
639,000	Fiverr International Ltd(j) 7.18%, 11/01/2025	573,502
652,000	Liberty Broadband Corp(d) 3.13%, 03/31/2053	616,988
1,101,000	Liberty Media Corp-Liberty Formula One 2.25%, 08/15/2027	1,125,955
409,000	Lyft Inc(c)(d) 0.63%, 03/01/2029	477,760
773,000	Match Group Financeco 3 Inc(d) 2.00%, 01/15/2030	662,882
1,154,000	Okta Inc 0.38%, 06/15/2026	1,057,064
426,000	Palo Alto Networks Inc 0.38%, 06/01/2025	1,215,804
1,513,000	Snap Inc(j) 7.77%, 05/01/2027	1,219,932
Principal Amount(a)		Fair Value
Communications — (continued)
$ 576,000	Spotify USA Inc(j) 4.55%, 03/15/2026	$ 528,768
1,558,000	Uber Technologies Inc(c)(d) 0.88%, 12/01/2028	1,927,246
594,000	Upwork Inc 0.25%, 08/15/2026	517,908
1,493,000	Wayfair Inc(c) 3.25%, 09/15/2027	1,963,295
742,000	Zillow Group Inc 1.38%, 09/01/2026	914,053
		17,155,145
Consumer, Cyclical — 1.84%
532,000	Carnival Corp 5.75%, 12/01/2027	800,660
839,000	DraftKings Holdings Inc(j) 4.02%, 03/15/2028	723,637
556,000	IMAX Corp 0.50%, 04/01/2026	516,413
1,372,000	Live Nation Entertainment Inc(c) 3.13%, 01/15/2029	1,645,577
	NCL Corp Ltd
166,000	5.38%, 08/01/2025	216,962
490,000	2.50%, 02/15/2027	474,565
816,000	Patrick Industries Inc 1.75%, 12/01/2028	1,053,431
632,000	Rivian Automotive Inc 4.63%, 03/15/2029	505,916
273,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	775,866
694,000	Shake Shack Inc(j) 2.66%, 03/01/2028	628,504
694,000	Vail Resorts Inc(j) 5.28%, 01/01/2026	635,010
		7,976,541
Consumer, Non-Cyclical — 4.18%
489,000	Alnylam Pharmaceuticals Inc 1.00%, 09/15/2027	459,599
452,000	Ascendis Pharma A/S 2.25%, 04/01/2028	520,044
419,000	BioMarin Pharmaceutical Inc(c) 1.25%, 05/15/2027	413,260
1,166,000	Block Inc 0.25%, 11/01/2027	971,861
219,000	Bridgebio Pharma Inc(c) 2.50%, 03/15/2027	234,630
545,000	Chefs' Warehouse Inc 2.38%, 12/15/2028	596,502
624,000	CONMED Corp 2.25%, 06/15/2027	570,211
361,000	Cytokinetics Inc 3.50%, 07/01/2027	573,087
2,116,000	Dexcom Inc(d) 0.38%, 05/15/2028	2,266,565
1,827,000	Exact Sciences Corp 0.38%, 03/01/2028	1,684,311
826,000	Global Payments Inc(d) 1.50%, 03/01/2031	873,082

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 333,000	Guardant Health Inc(j) 13.00%, 11/15/2027	$ 226,240
	Halozyme Therapeutics Inc
406,000	0.25%, 03/01/2027	359,248
191,000	1.00%, 08/15/2028	185,567
557,000	Innoviva Inc 2.50%, 08/15/2025	597,244
534,000	Insmed Inc 0.75%, 06/01/2028	571,914
355,000	Insulet Corp 0.38%, 09/01/2026	369,023
576,000	Integer Holdings Corp 2.13%, 02/15/2028	831,168
291,000	Jazz Investments I Ltd 2.00%, 06/15/2026	288,203
775,000	Lantheus Holdings Inc 2.63%, 12/15/2027	857,150
311,000	Mirum Pharmaceuticals Inc(d) 4.00%, 05/01/2029	350,466
506,000	Repligen Corp(d) 1.00%, 12/15/2028	566,595
353,000	Revance Therapeutics Inc(c) 1.75%, 02/15/2027	256,808
405,000	Sarepta Therapeutics Inc 1.25%, 09/15/2027	473,081
1,400,000	Shift4 Payments Inc 0.50%, 08/01/2027	1,298,500
476,000	Shockwave Medical Inc(d) 1.00%, 08/15/2028	608,090
733,000	Teladoc Health Inc(c) 1.25%, 06/01/2027	617,552
418,000	TransMedics Group Inc(d) 1.50%, 06/01/2028	458,633
		18,078,634
Energy — 0.19%
325,000	Nabors Industries Inc 1.75%, 06/15/2029	244,563
461,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	561,267
		805,830
Financial — 0.61%
487,000	Coinbase Global Inc(d) 0.25%, 04/01/2030	513,015
419,000	Realogy Group LLC / Realogy Co-Issuer Corp 0.25%, 06/15/2026	332,058
530,000	Rexford Industrial Realty LP REIT(d) 4.13%, 03/15/2029	539,468
629	SoFi Technologies Inc(d)(j) 6.74%, 10/15/2026	537
1,126,000	Welltower OP LLC REIT(d) 2.75%, 05/15/2028	1,253,351
		2,638,429
Principal Amount(a)		Fair Value
Industrial — 1.05%
$ 926,000	Axon Enterprise Inc 0.50%, 12/15/2027	$ 1,345,524
439,000	Fluor Corp(d) 1.13%, 08/15/2029	493,656
452,000	Granite Construction Inc(d) 3.75%, 05/15/2028	620,144
747,000	Middleby Corp 1.00%, 09/01/2025	981,185
995,000	Tetra Tech Inc(d) 2.25%, 08/15/2028	1,091,415
		4,531,924
Technology — 4.38%
1,111,000	Akamai Technologies Inc 0.38%, 09/01/2027	1,169,327
863,000	Altair Engineering Inc 1.75%, 06/15/2027	1,130,530
1,177,000	Bentley Systems Inc 0.38%, 07/01/2027	1,055,575
418,000	Cloudflare Inc(j) 2.87%, 08/15/2026	391,248
402,000	Confluent Inc(j) 6.00%, 01/15/2027	344,245
280,000	Datadog Inc 0.13%, 06/15/2025	394,520
755,000	Dropbox Inc(j) 1.83%, 03/01/2028	704,509
743,000	Envestnet Inc 2.63%, 12/01/2027	784,980
470,000	Evolent Health Inc(d) 3.50%, 12/01/2029	539,090
355,000	HubSpot Inc 0.38%, 06/01/2025	795,910
345,000	Impinj Inc 1.13%, 05/15/2027	465,957
	Lumentum Holdings Inc
406,000	0.50%, 12/15/2026	356,198
244,000	1.50%, 12/15/2029(d)	229,244
	MicroStrategy Inc(d)
342,000	0.63%, 03/15/2030	456,775
286,000	0.88%, 03/15/2031	290,147
359,000	MongoDB Inc 0.25%, 01/15/2026	628,496
	ON Semiconductor Corp
90,000	(10.32%), 05/01/2027(j)	132,165
1,324,000	0.50%, 03/01/2029	1,302,816
674,000	Parsons Corp(d) 2.63%, 03/01/2029	729,605
	Progress Software Corp
692,000	1.00%, 04/15/2026	716,220
133,000	3.50%, 03/01/2030(c)(d)	134,663
1,406,000	Seagate HDD Cayman(d) 3.50%, 06/01/2028	1,787,729
709,000	Super Micro Computer Inc(d)(j) (2.00%), 03/01/2029	786,623
1,035,000	Tyler Technologies Inc 0.25%, 03/15/2026	1,039,657
942,000	Unity Software Inc(j) 6.84%, 11/15/2026	798,345

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 1,206,000	Wolfspeed Inc 1.88%, 12/01/2029	$ 673,069
698,000	Workiva Inc(d) 1.25%, 08/15/2028	648,093
364,000	Zscaler Inc 0.13%, 07/01/2025	495,932
		18,981,668
Utilities — 1.01%
998,000	CMS Energy Corp(d) 3.38%, 05/01/2028	981,533
1,277,000	NRG Energy Inc 2.75%, 06/01/2048	2,112,796
684,000	PG&E Corp(d) 4.25%, 12/01/2027	687,078
609,000	PPL Capital Funding Inc 2.88%, 03/15/2028	582,813
		4,364,220
TOTAL CONVERTIBLE BONDS — 17.22% (Cost $69,673,933)		$74,532,391
Shares
COMMON STOCK
Communications — 0.06%
900	Palo Alto Networks Inc(k)	255,717
Energy — 0.34%
8,200	Exxon Mobil Corp	953,168
29,910	Permian Resources Corp	528,211
		1,481,379
Industrial — 0.07%
8,430	GFL Environmental Inc	290,835
Utilities — 0.01%
338	Genon Energy Inc(i)(k)	56,480
TOTAL COMMON STOCK — 0.48% (Cost $1,943,526)		$2,084,411
CONVERTIBLE PREFERRED STOCK
Financial — 0.49%
1,763	Bank of America Corp 7.25%	2,104,792
Industrial — 0.41%
13,789	Chart Industries Inc 6.75%	910,901
7,045	RBC Bearings Inc 5.00%	861,251
		1,772,152
Shares		Fair Value
Utilities — 0.27%
29,821	NextEra Energy Inc 6.93%(c)	$ 1,176,737
TOTAL CONVERTIBLE PREFERRED STOCK — 1.17% (Cost $4,908,139)		$5,053,681
RIGHTS
Utilities — 0.00%(l)
18,138	Texas Competitive Electric Holdings(i)(k)	22,672
TOTAL RIGHTS — 0.00%(l) (Cost $20,531)		$22,672
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 13.55%
$14,663,403	Undivided interest of 10.65% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $14,663,403 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(m)	14,663,403
14,663,403	Undivided interest of 8.20% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $14,663,403 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(m)	14,663,403
14,663,403	Undivided interest of 8.22% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $14,663,403 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(m)	14,663,403

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$14,663,403	Undivided interest of 8.26% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $14,663,403 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(m)	$ 14,663,403
TOTAL SHORT TERM INVESTMENTS — 13.55% (Cost $58,653,612)		$58,653,612
TOTAL INVESTMENTS — 107.17% (Cost $461,075,300)		$463,809,918
OTHER ASSETS & LIABILITIES, NET — (7.17)%		$(31,038,288)
TOTAL NET ASSETS — 100.00%		$432,771,630
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2024.
(c)	All or a portion of the security is on loan at March 28, 2024.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
At March 28, 2024 the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	EUR	132,300	USD	144,259	06/20/2024	$(1,044)
BA	USD	195,150	EUR	179,100	06/20/2024	1,273
GS	USD	105,030	EUR	96,400	06/20/2024	676
MS	USD	307,482	EUR	282,100	06/20/2024	2,107
RBS	USD	1,681,533	EUR	1,537,400	06/20/2024	17,287
SSB	USD	4,051,979	EUR	3,719,200	06/20/2024	25,920
SSB	USD	637,700	GBP	500,000	06/20/2024	6,388
UBS	EUR	1,144,000	USD	1,247,263	06/20/2024	(8,875)
					Net Appreciation	$43,732
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.41(c)	USD	8,304	$614,289	$31,190	5.00%	12/20/2028	$583,099	3.11%	Quarterly	-
						Net Appreciation	$583,099
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
BA	Bank of America Corp
GS	Goldman Sachs
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.13%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL Class A3 4.28%, 02/01/2036	$ 589,640
Non-Agency — 14.06%
1,000,000	37 Capital Ltd(a)(b) Series 2021-1A Class A 6.78%, 10/15/2034 3-mo. SOFR + 1.46%	999,955
708,229	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 6.59%, 04/30/2031 3-mo. SOFR + 1.27%	708,622
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
2,570,884	6.63%, 01/28/2031 3-mo. SOFR + 1.31%	2,570,931
	Series 2014-4RA Class A
3,329,234	6.63%, 01/28/2031 3-mo. SOFR + 1.31%	3,330,336
4,585,524	Apidos XII(a)(b) Series 2013-12A Class AR 6.66%, 04/15/2031 3-mo. SOFR + 1.34%	4,587,249
1,348,922	Apidos XV(a)(b) Series 2013-15A Class A1RR 6.59%, 04/20/2031 3-mo. SOFR + 1.27%	1,349,378
300,000	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	300,686
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,900,000	4.72%, 02/15/2029	1,886,924
	Series 2023-2 Class A
2,600,000	6.22%, 08/15/2028(b) 1-mo. SOFR + 0.90%	2,618,256
750,000	Barings Ltd(a)(b) Series 2024-1A Class D 9.27%, 01/20/2037 3-mo. SOFR + 4.00%	750,944
1,000,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	996,103
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 6.84%, 04/25/2034 3-mo. SOFR + 1.51%	3,396,688
675,000	Citibank Credit Card Issuance Trust Series 2023-A1 Class A1 5.23%, 12/08/2027	674,849
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,000,000	Clover Ltd(a)(b) Series 2019-2A Class AR 6.69%, 10/25/2033 3-mo. SOFR + 1.36%	$ 2,000,070
1,000,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	985,779
4,021,673	Dryden Ltd(a)(b) Series 2018-57A Class A 6.58%, 05/15/2031 3-mo. SOFR + 1.27%	4,026,077
22,531	Educational Funding of the South Inc(b) Series 2011-1 Class A2 6.27%, 04/25/2035 3-mo. SOFR + 0.91%	22,525
	Ford Credit Auto Owner Trust
	Series 2021-1 Class A
500,000	1.37%, 10/17/2033(a)	463,083
	Series 2023-C Class A2A
600,000	5.68%, 09/15/2026	600,985
	Series 2024-1 Class A
1,075,000	4.87%, 08/15/2036(a)	1,075,124
3,907,408	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 6.60%, 04/20/2031 3-mo. SOFR + 1.28%	3,908,893
1,025,000	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	1,027,435
1,500,000	Halseypoint Ltd(a)(b) Series 2023-7A Class A 7.57%, 07/20/2036 3-mo. SOFR + 2.25%	1,515,894
122,089	Helios Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	123,899
1,800,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	1,822,382
584,556	Hyundai Auto Receivables Trust Series 2023-A Class A2A 5.19%, 12/15/2025	583,612
1,900,000	Invesco Ltd(a)(b) Series 2021-2A Class A 6.70%, 07/15/2034 3-mo. SOFR + 1.38%	1,899,973
408,249	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 6.92%, 05/25/2054 1-mo. SOFR + 1.60%	410,797
2,668,462	Madison Park Funding XXX LTD(a)(b) Series 2018-30A Class A 6.33%, 04/15/2029 3-mo. SOFR + 1.01%	2,668,465

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 592,511	Nissan Auto Receivables Owner Trust Series 2023-A Class A2A 5.34%, 02/17/2026	$ 591,870
1,525,000	OCP Ltd(a)(b) Series 2016-11A Class A1R2 6.74%, 04/26/2036 3-mo. SOFR + 1.42%	1,525,253
800,000	RRX Ltd(a)(b) Series 2021-IIIA Class A2 7.33%, 04/15/2034 3-mo. SOFR + 2.01%	800,439
1,157,587	Santander Drive Auto Receivables Trust Series 2023-6 Class A2 6.08%, 05/17/2027	1,160,837
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 8.81%, 04/18/2031 3-mo. SOFR + 3.51%	226,469
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 7.84%, 01/25/2034 3-mo. SOFR + 2.51%	1,976,376
4,546,787	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 6.72%, 01/20/2031 3-mo. SOFR + 1.40%	4,548,060
5,093,293	Voya Ltd(a)(b) Series 2016-1A Class A1R 6.65%, 01/20/2031 3-mo. SOFR + 1.33%	5,096,471
660,191	World Omni Auto Receivables Trust Series 2023-B Class A2A 5.25%, 11/16/2026	659,264
		63,890,953
TOTAL ASSET-BACKED SECURITIES — 14.19% (Cost $64,512,300)		$64,480,593
CORPORATE BONDS AND NOTES
Basic Materials — 0.39%
185,000	CF Industries Inc 5.38%, 03/15/2044	174,022
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	206,500
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	370,896
	Nucor Corp
175,000	3.95%, 05/23/2025	172,254
650,000	4.30%, 05/23/2027	637,021
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	222,775
		1,783,468
Principal Amount		Fair Value
Communications — 2.40%
$ 1,922,000	AT&T Inc 2.30%, 06/01/2027	$ 1,771,629
1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	1,778,094
215,000	Cisco Systems Inc 5.05%, 02/26/2034	217,895
68,000	Expedia Group Inc 2.95%, 03/15/2031	59,341
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	399,558
1,025,000	Meta Platforms Inc 3.50%, 08/15/2027	986,190
	Netflix Inc
205,000	4.88%, 04/15/2028	204,712
670,000	5.88%, 11/15/2028	696,484
	Prosus NV
380,000	3.26%, 01/19/2027(a)	352,123
590,000	3.68%, 01/21/2030	517,894
1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	1,528,335
	T-Mobile USA Inc
1,606,000	3.75%, 04/15/2027	1,546,750
250,000	4.75%, 02/01/2028	246,682
230,000	3.38%, 04/15/2029	212,711
440,000	3.88%, 04/15/2030	412,184
		10,930,582
Consumer, Cyclical — 1.33%
	AutoNation Inc
345,000	4.50%, 10/01/2025	339,693
125,000	1.95%, 08/01/2028(c)	108,178
	General Motors Financial Co Inc
450,000	4.30%, 07/13/2025	443,167
825,000	1.25%, 01/08/2026	767,734
1,000,000	5.00%, 04/09/2027	992,572
310,000	Lennar Corp 4.75%, 11/29/2027	306,078
220,000	Lithia Motors Inc(a)(c) 4.38%, 01/15/2031	197,060
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	371,573
225,000	3.75%, 04/01/2032	206,675
	Marriott International Inc
500,000	5.00%, 10/15/2027	498,515
292,000	4.88%, 05/15/2029	289,036
215,000	Mattel Inc(a) 5.88%, 12/15/2027	215,836
215,000	Newell Brands Inc 4.88%, 06/01/2025	211,821
	Warnermedia Holdings Inc
887,000	4.05%, 03/15/2029	830,344
300,000	4.28%, 03/15/2032	267,971
		6,046,253

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — 4.59%
	AbbVie Inc
$ 675,000	4.80%, 03/15/2029	$ 675,990
661,000	3.20%, 11/21/2029	609,110
700,000	4.95%, 03/15/2031(c)	704,995
680,000	5.05%, 03/15/2034	688,429
110,000	Adventist Health System 2.95%, 03/01/2029	99,103
	Amgen Inc
2,775,000	5.15%, 03/02/2028	2,792,789
630,000	5.25%, 03/02/2030	639,575
675,000	Banner Health 2.34%, 01/01/2030	588,808
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	200,336
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	888,685
	Bristol-Myers Squibb Co
685,000	4.90%, 02/22/2029	687,883
275,000	2.95%, 03/15/2032(c)	240,196
327,000	Cardinal Health Inc 5.13%, 02/15/2029	327,638
235,000	Centene Corp 2.50%, 03/01/2031	193,293
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	892,340
64,000	4.75%, 05/09/2032	62,523
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	120,635
	CVS Health Corp
151,000	3.25%, 08/15/2029	138,493
225,000	1.88%, 02/28/2031	183,326
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	834,993
255,000	5.86%, 03/15/2030	265,439
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	909,127
200,000	HCA Inc 5.63%, 09/01/2028	202,485
175,000	Humana Inc 5.95%, 03/15/2034	181,712
580,000	J M Smucker Co 5.90%, 11/15/2028	601,414
230,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc 3.75%, 12/01/2031	198,863
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,218,595
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	789,367
45,000	Kraft Heinz Foods Co 6.50%, 02/09/2040	48,948
450,000	PayPal Holdings Inc 3.90%, 06/01/2027	437,919
595,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	585,827
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	202,824
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	$ 219,091
255,000	Rush Obligated Group 3.92%, 11/15/2029	242,302
515,000	S&P Global Inc(c) 4.25%, 05/01/2029	501,705
	Solventum Corp(a)
920,000	5.40%, 03/01/2029	921,854
460,000	5.60%, 03/23/2034	461,504
180,000	Stanford Health Care 3.31%, 08/15/2030	164,546
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	186,023
130,000	Sutter Health 2.29%, 08/15/2030	111,424
	UnitedHealth Group Inc
736,000	5.30%, 02/15/2030	753,523
100,000	4.20%, 05/15/2032	95,035
		20,868,667
Energy — 1.34%
354,000	Aker BP ASA(a) 2.00%, 07/15/2026	327,149
	Cheniere Energy Partners LP
220,000	4.50%, 10/01/2029	209,384
245,000	5.95%, 06/30/2033	250,481
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	771,854
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	211,760
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	972,324
325,000	5.50%, 06/01/2027	327,012
205,000	EQT Corp 6.13%, 02/01/2025	205,244
1,050,000	MPLX LP 1.75%, 03/01/2026	981,534
150,000	Phillips 66 1.30%, 02/15/2026	139,553
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	790,106
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	899,213
		6,085,614
Financial — 3.54%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,091,175
235,000	3.00%, 10/29/2028	212,633
250,000	3.30%, 01/30/2032	214,414
375,000	Air Lease Corp(c) 2.88%, 01/15/2026	358,595
550,000	Ally Financial Inc(c) 7.10%, 11/15/2027	574,676

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	$ 303,349
	Avolon Holdings Funding Ltd(a)
500,000	4.25%, 04/15/2026	482,561
295,000	6.38%, 05/04/2028	300,956
200,000	Banco Santander SA 2.75%, 12/03/2030	165,299
	Bank of America Corp
925,000	4.18%, 11/25/2027	897,878
804,000	5.20%, 04/25/2029	804,761
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	73,618
200,000	5.83%, 10/25/2033	208,842
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	958,919
625,000	1.32%, 01/13/2027	580,963
950,000	BPCE SA(a) 1.65%, 10/06/2026	891,922
875,000	Citigroup Inc(b) 6.04%, 10/30/2024	876,050
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	900,539
375,000	Deutsche Bank AG 2.13%, 11/24/2026	353,629
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	395,660
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	186,144
450,000	ING Groep NV 4.02%, 03/28/2028	433,581
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	265,443
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	216,059
	Morgan Stanley
589,000	5.16%, 04/20/2029	588,525
438,000	2.94%, 01/21/2033	372,266
230,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	157,923
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	211,393
165,000	Truist Financial Corp 6.05%, 06/08/2027	167,227
325,000	UBS Group AG(a) 2.59%, 09/11/2025	320,380
445,000	US Bancorp 5.78%, 06/12/2029	452,766
230,000	VICI Properties LP / VICI Note Co Inc REIT(a) 3.50%, 02/15/2025	224,953
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,825,013
		16,068,112
Principal Amount		Fair Value
Industrial — 1.88%
$ 215,000	AECOM 5.13%, 03/15/2027	$ 211,206
235,000	Atkore Inc(a) 4.25%, 06/01/2031	208,401
300,000	Berry Global Inc 1.57%, 01/15/2026	280,436
268,000	Boeing Co 5.15%, 05/01/2030	259,292
2,835,000	Carrier Global Corp 5.80%, 11/30/2025	2,853,817
235,000	Hillenbrand Inc 3.75%, 03/01/2031	203,936
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	147,551
150,000	L3Harris Technologies Inc 5.60%, 07/31/2053	152,253
235,000	Masonite International Corp(a) 3.50%, 02/15/2030	207,909
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,115,997
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	208,617
25,000	Nature Conservancy 1.30%, 07/01/2028	21,496
1,075,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 4.40%, 07/01/2027	1,046,413
275,000	Republic Services Inc 4.88%, 04/01/2029	275,429
920,000	RTX Corp 6.10%, 03/15/2034	983,282
	Waste Management Inc
200,000	1.15%, 03/15/2028	174,281
200,000	4.15%, 04/15/2032	191,043
		8,541,359
Technology — 1.90%
	Broadcom Inc(a)
885,000	2.45%, 02/15/2031	746,073
340,000	4.15%, 04/15/2032	315,431
250,000	3.47%, 04/15/2034	214,227
688,000	3.14%, 11/15/2035	555,836
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	295,685
	Dell International LLC / EMC Corp
105,000	5.85%, 07/15/2025	105,529
625,000	6.02%, 06/15/2026	632,988
150,000	5.30%, 10/01/2029	151,841
25,000	6.20%, 07/15/2030	26,305
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	207,657
644,000	HP Inc 4.00%, 04/15/2029	615,441
210,000	Intel Corp(c) 5.15%, 02/21/2034	210,479
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	540,959

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 225,000	3.63%, 09/01/2030	$ 199,706
	Oracle Corp
475,000	4.50%, 05/06/2028	467,934
104,000	2.95%, 04/01/2030	92,544
625,000	4.65%, 05/06/2030	612,886
1,000,000	6.25%, 11/09/2032	1,069,942
537,000	4.90%, 02/06/2033	525,749
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	383,736
	Workday Inc
250,000	3.50%, 04/01/2027	239,390
275,000	3.70%, 04/01/2029	259,319
175,000	3.80%, 04/01/2032	159,351
		8,629,008
Utilities — 0.20%
475,000	NiSource Inc 5.25%, 03/30/2028	478,265
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	210,323
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	222,715
		911,303
TOTAL CORPORATE BONDS AND NOTES — 17.57% (Cost $83,763,949)		$79,864,366
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	186,750
200,000	3.80%, 05/17/2031	169,800
856,000	Romanian Government International Bond 3.00%, 02/14/2031	717,602
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.24% (Cost $1,283,852)		$1,074,152
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.47%
258,395	Angel Oak Mortgage Trust(a)(d) Series 2021-6 Class A1 1.46%, 09/25/2066	210,112
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,513,430
	Series 2023-BNK46 Class A4
1,100,000	5.75%, 08/15/2056	1,152,664
300,000	BANK5 Series 2023-5YR4 Class A3 6.50%, 12/15/2056	316,088
Principal Amount		Fair Value
Non-Agency — (continued)
	Barclays Commercial Mortgage Securities Trust
	Series 2019-C3 Class C
$ 564,000	4.18%, 05/15/2052	$ 467,731
	Series 2023-C21 Class AS
525,000	6.30%, 09/15/2056(d)	555,983
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	565,750
500,000	Benchmark Mortgage Trust Series 2023-B39 Class A5 5.75%, 07/15/2056	524,763
825,000	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 6.67%, 03/15/2041 1-mo. SOFR + 1.34%	825,258
	BMO Mortgage Trust
	Series 2022-C3 Class A5
200,000	5.31%, 09/15/2054	203,055
	Series 2023-C5 Class A5
900,000	5.77%, 06/15/2056	944,200
	Series 2023-C7 Class A5
1,600,000	6.16%, 12/15/2056	1,729,379
	Series 2023-C7 Class B
450,000	6.67%, 12/15/2056(d)	478,085
1,178,292	BRAVO Residential Funding Trust(a)(e) Series 2024-NQM1 Class A1 5.94%, 12/01/2063	1,175,487
	BX Trust(a)(b)
	Series 2021-ARIA Class C
300,000	7.09%, 10/15/2036 1-mo. SOFR + 1.76%	295,888
	Series 2023-VLT2 Class A
400,000	7.61%, 06/15/2040 1-mo. SOFR + 2.28%	401,625
	Series 2024-BIO Class A
1,400,000	6.97%, 02/15/2041 1-mo. SOFR + 1.64%	1,402,188
	Series 2024-PAT Class A
325,000	7.34%, 03/15/2026 1-mo. SOFR + 2.09%	324,797
	Series 2024-WPT Class A
850,000	6.89%, 03/15/2034 1-mo. SOFR + 1.54%	847,875
	Series 2024-XL4 Class A
1,450,000	6.77%, 02/15/2039 1-mo. SOFR + 1.44%	1,450,453
	Series 2024-XL5 Class A
775,000	6.69%, 03/15/2041 1-mo. SOFR + 1.39%	775,390
	Chase Home Lending Mortgage Trust(a)(d)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	177,665
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	296,947
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	101,170

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 255,000	Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4 3.10%, 12/15/2072	$ 228,194
500,000	DC Trust(a)(d) Series 2024-HLTN Class A 5.73%, 04/13/2028	499,950
1,298,489	ELP Commercial Mortgage Trust(a)(b) Series 2021-ELP Class A 6.14%, 11/15/2038 1-mo. SOFR + 0.82%	1,287,127
632,488	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 6.67%, 12/15/2036 1-mo. SOFR + 1.35%	632,291
650,000	GS Mortgage Securities Trust Series 2017-GS7 Class A4 3.43%, 08/10/2050	607,403
	JPMorgan Mortgage Trust(a)(d)
	Series 2021-LTV2 Class A1
750,138	2.52%, 05/25/2052	616,354
	Series 2023-DSC1 Class A1
601,626	4.63%, 07/25/2063	574,908
	Series 2024-1 Class A2
1,465,388	6.00%, 06/25/2054	1,461,611
	Series 2024-2 Class A5A
250,000	6.00%, 08/25/2054	253,906
624,909	Ladder Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 6.64%, 12/13/2038 1-mo. SOFR + 1.31%	610,724
609,721	MF1 Ltd(a)(b) Series 2021-FL6 Class A 6.54%, 07/16/2036 1-mo. SOFR + 1.21%	605,910
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
589,594	3.50%, 08/25/2052(d)	512,832
	Series 2024-NQM1 Class A1
1,393,120	5.93%, 11/25/2063(e)	1,391,138
	Series 2024-NQM1 Class A2
97,763	6.25%, 11/25/2063(e)	97,663
	Series 2024-NQM2 Class A1
2,254,893	5.88%, 12/25/2063(e)	2,249,542
	Series 2024-NQM4 Class A1
1,045,014	6.07%, 01/25/2064(e)	1,044,892
675,000	SCG Mortgage Trust(a)(b) Series 2024-MSP Class A 7.04%, 04/15/2041 1-mo. SOFR + 1.74%	673,313
2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 6.02%, 07/15/2036 1-mo. SOFR + 0.69%	2,326,500
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
88,801	1.82%, 11/25/2066(d)	75,975
	Series 2022-1 Class A1
731,503	2.72%, 01/25/2067(e)	658,388
Principal Amount		Fair Value
Non-Agency — (continued)
$ 925,000	Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A5 2.63%, 04/15/2054	$ 785,909
		33,930,513
U.S. Government Agency — 1.76%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	6.97%, 12/25/2041 1-mo. SOFR + 1.65%	206,887
	Series 2022-R05 Class 2M1
129,596	7.22%, 04/25/2042 1-mo. SOFR + 1.90%	130,403
	Series 2022-R05 Class 2M2
165,000	8.32%, 04/25/2042 1-mo. SOFR + 3.00%	170,143
	Series 2023-R03 Class 2M2
178,286	9.22%, 04/25/2043 1-mo. SOFR + 3.90%	190,203
	Series 2023-R06 Class 1M2
140,000	8.02%, 07/25/2043 1-mo. SOFR + 2.70%	144,880
	Series 2023-R08 Class 1B1
900,000	8.87%, 10/25/2043 1-mo. SOFR + 3.55%	935,398
	Series 2023-R08 Class 1M2
385,000	7.82%, 10/25/2043 1-mo. SOFR + 2.50%	394,618
	Series 2024-R01 Class 1B1
450,000	8.02%, 01/25/2044 1-mo. SOFR + 2.70%	452,179
	Series 2024-R01 Class 1M2
300,000	7.12%, 01/25/2044 1-mo. SOFR + 1.80%	300,906
	Series 2024-R02 Class 1M2
950,000	7.12%, 02/25/2044 1-mo. SOFR + 1.80%	954,426
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
99,271	6.97%, 01/25/2034 1-mo. SOFR + 1.65%	99,622
	Series 2022-DNA1 Class M1A
337,863	6.32%, 01/25/2042 1-mo. SOFR + 1.00%	337,755
	Series 2022-DNA3 Class M1A
120,227	7.32%, 04/25/2042 1-mo. SOFR + 2.00%	121,782
	Series 2022-HQA1 Class M1B
550,000	8.82%, 03/25/2042 1-mo. SOFR + 3.50%	573,375

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2023-HQA2 Class M1B
$ 286,000	8.67%, 06/25/2043 1-mo. SOFR + 3.35%	$ 302,545
	Series 2024-HQA1 Class A1
1,400,000	6.57%, 03/25/2044 1-mo. SOFR + 1.25%	1,403,500
	Series 2024-HQA1 Class M1
950,000	6.57%, 03/25/2044 1-mo. SOFR + 1.25%	950,594
	Series 2024-HQA1 Class M2
350,000	7.32%, 03/25/2044 1-mo. SOFR + 2.00%	350,109
		8,019,325
TOTAL MORTGAGE-BACKED SECURITIES — 9.23% (Cost $42,400,990)		$41,949,838
MUNICIPAL BONDS AND NOTES
240,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	210,252
85,000	Metropolitan Transportation Authority 5.99%, 11/15/2030	88,485
TOTAL MUNICIPAL BONDS AND NOTES — 0.07% (Cost $347,806)		$298,737
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
11,391,922(f)	0.13%, 07/15/2026	10,920,004
43,656,751(f)	1.63%, 10/15/2027	43,243,280
8,158,429(f)	1.25%, 04/15/2028	7,926,497
4,601,624(f)	0.88%, 01/15/2029	4,387,023
10,711,383(f)	0.25%, 07/15/2029	9,867,104
21,765,843(f)	0.13%, 01/15/2030	19,710,813
11,063,852(f)	0.13%, 07/15/2030	9,968,455
7,474,480(f)	0.13%, 07/15/2031	6,613,682
42,146,435(f)	0.63%, 07/15/2032	38,222,852
12,053,789(f)	1.13%, 01/15/2033	11,306,152
34,955,050(f)	1.38%, 07/15/2033	33,551,574
26,893,111(f)	1.75%, 01/15/2034	26,553,184
3,279,662(f)	2.13%, 02/15/2040	3,319,032
13,136,636(f)	1.50%, 02/15/2053	11,467,493
823,469(f)	2.13%, 02/15/2054	832,213
	United States Treasury Note/Bond
4,240,000	4.13%, 03/31/2029	4,221,781
2,110,000	4.13%, 03/31/2031	2,098,131
TOTAL U.S. TREASURY BONDS AND NOTES — 53.74% (Cost $243,029,063)		$244,209,270
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.52%
$ 399,821	Undivided interest of 0.23% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $399,821 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(g)	$ 399,821
993,330	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $993,330 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(g)	993,330
993,329	Undivided interest of 0.56% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $993,329 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(g)	993,329
TOTAL SHORT TERM INVESTMENTS — 0.52% (Cost $2,386,480)		$2,386,480
TOTAL INVESTMENTS — 95.56% (Cost $437,724,440)		$434,263,436
OTHER ASSETS & LIABILITIES, NET — 4.44%		$20,173,068
TOTAL NET ASSETS — 100.00%		$454,436,504

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2024.
(c)	All or a portion of the security is on loan at March 28, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2024. Maturity date disclosed represents final maturity date.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
TIPS	Treasury Inflation Protected Securities
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	269	USD	29,804	Jun 2024	$135,493
U.S. 2 Year Treasury Note Futures	370	USD	75,659	Jun 2024	(73,361)
U.S. 5 Year Treasury Note Futures	755	USD	80,797	Jun 2024	144,916
Short
U.S. 10 Year Treasury Ultra Futures	144	USD	16,504	Jun 2024	(104,128)
U.S. Long Bond Futures	103	USD	12,405	Jun 2024	(159,975)
U.S. Ultra Bond Futures	190	USD	24,510	Jun 2024	(364,103)
				Net Depreciation	$(421,158)
At March 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation
4.00	Annual	1-day SOFR	Annual	USD	2,400	06/20/2027	2,226
3.73	Annual	1-day SOFR	Annual	USD	4,290	11/28/2027	24,083
1-day SOFR	Annual	3.98%	Annual	USD	28,120	08/31/2028	(116,637)
1-day SOFR	Annual	3.75%	Annual	USD	3,770	06/20/2031	(16,509)
1-day SOFR	Annual	2.68%	Annual	USD	8,770	07/28/2032	310,087
4.31	Annual	1-day SOFR	Annual	USD	8,740	10/05/2033	153,201
3.85	Annual	1-day SOFR	Annual	USD	9,420	11/15/2033	68,881
2.91	Annual	1-day SOFR	Annual	USD	23,600	07/28/2037	(508,617)
3.39	Annual	1-day SOFR	Annual	USD	29,440	05/10/2038	(208,969)
1-day SOFR	Annual	2.08%	Annual	USD	23,420	07/28/2047	347,393
1-day SOFR	Annual	2.56%	Annual	USD	25,050	05/11/2053	315,119
1-day SOFR	Annual	3.61%	Annual	USD	5,690	11/15/2053	(132,595)
1-day SOFR	Annual	3.51%	Annual	USD	1,460	11/29/2053	(10,297)
						Net Appreciation	$227,366
At March 28, 2024 the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Termination Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
CPI	1.72%	USD	21,200	09/23/2025	$3,104,814	At Maturity
CPI	2.06%	USD	13,300	12/23/2025	1,624,580	At Maturity
CPI	3.97%	USD	56,710	03/10/2025	243,263	At Maturity
CPI	3.39%	USD	42,100	06/23/2026	(352,891)	At Maturity
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
At March 28, 2024 the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Termination Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
CPI	2.45%	USD	46,933	07/19/2028	$242,914	At Maturity
				Net Depreciation	$4,862,680
Abbreviations
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 13.10%
	ACHV ABS Trust(b)
	Series 2023-1PL Class B
$ 486,650	6.80%, 03/18/2030	$ 487,299
	Series 2023-3PL Class B
970,000	7.17%, 08/19/2030	974,848
528,623	ACM Auto Trust(b) Series 2023-2A Class A 7.97%, 06/20/2030	532,376
965,000	Adams Outdoor Advertising LP(b) Series 2023-1 Class A2 6.97%, 07/15/2053	1,001,737
	Affirm Asset Securitization Trust(b)
	Series 2022-A Class 1A
887,000	4.30%, 05/17/2027	881,314
	Series 2023-B Class A
325,000	6.82%, 09/15/2028	329,843
	Series 2024-A Class B
330,000	5.93%, 02/15/2029	329,149
455,000	Aimco Ltd(b)(c) Series 2020-12A Class AR 6.49%, 01/17/2032 3-mo. SOFR + 1.17%	455,043
	American Credit Acceptance Receivables Trust(b)
	Series 2022-1 Class D
200,000	2.46%, 03/13/2028	194,425
	Series 2022-1 Class E
855,000	3.64%, 03/13/2028	817,474
	Series 2022-4 Class C
100,000	7.86%, 02/15/2029	100,953
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	510,151
	AmeriCredit Automobile Receivables Trust
	Series 2019-3 Class D
268,423	2.58%, 09/18/2025	267,991
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	81,352
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	520,058
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,813,322
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	471,777
1,586,604	Amur Equipment Finance Receivables XII LLC(b) Series 2023-1A Class A2 6.09%, 12/20/2029	1,596,162
1,204,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2023-1A Class A2 7.82%, 03/05/2053	1,244,708
	Aqua Finance Trust(b)
	Series 2019-A Class A
146,901	3.14%, 07/16/2040	138,092
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-A Class C
$ 803,100	4.01%, 07/16/2040	$ 728,408
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	90,748
1,746,650	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	1,614,946
770,000	Auxilior Term Funding LLC(b) Series 2023-1A Class D 7.27%, 12/16/2030	775,390
865,000	Avant Credit Card Master Trust(b) Series 2021-1A Class A 1.37%, 04/15/2027	835,118
301,067	Avid Automobile Receivables Trust(b) Series 2023-1 Class A 6.63%, 07/15/2026	301,269
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class D
1,607,000	3.04%, 09/22/2025	1,588,893
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	467,168
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	140,217
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	144,619
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	387,231
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	115,064
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	101,724
	BHG Securitization Trust(b)
	Series 2022-A Class B
615,000	2.70%, 02/20/2035	574,120
	Series 2023-B Class A
1,154,783	6.92%, 12/17/2036	1,179,418
	Series 2023-B Class B
385,000	7.45%, 12/17/2036	395,681
	Series 2024-1CON Class A
1,185,000	5.81%, 04/17/2035	1,186,362
	Series 2024-1CON Class B
195,000	6.49%, 04/17/2035	195,014
	Series 2024-1CON Class C
100,000	6.86%, 04/17/2035	100,012
910,000	Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class D 7.84%, 08/15/2029	956,645
52,009	Business Jet Securities LLC(b) Series 2021-1A Class B 2.92%, 04/15/2036	48,234

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 751,045	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	$ 749,116
843,900	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	764,936
323,150	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	292,489
	CarMax Auto Owner Trust
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	197,838
	Series 2020-4 Class D
175,000	1.75%, 04/15/2027	169,726
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	93,431
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	102,870
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	100,160
1,113,000	CarNow Auto Receivables Trust(b) Series 2023-1A Class C 7.24%, 09/15/2026	1,112,467
	Carvana Auto Receivables Trust
	Series 2019-3A Class E
471,995	4.60%, 07/15/2026(b)	469,943
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	121,879
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	928,287
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	103,133
	Series 2024-N1 Class B
1,495,000	5.63%, 05/10/2030(b)	1,495,020
176,351	Castlelake Aircraft Securitization Trust(b) Series 2018-1 Class B 5.30%, 06/15/2043	135,790
859,865	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	862,733
273,675	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	247,162
146,052	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	129,552
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
68,853	2.92%, 07/25/2051	61,416
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	88,331
	Series 2023-B Class C
160,000	7.58%, 06/25/2054	162,633
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 107,418	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	$ 94,859
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
155,484	2.71%, 10/15/2052	151,920
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	129,784
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	207,881
	Series 2020-2 Class C
100,000	4.60%, 05/15/2052(d)	93,733
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	86,716
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	166,341
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	87,831
1,050,000	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	1,063,481
	Credit Acceptance Auto Loan Trust(b)
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	246,890
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	243,196
	Series 2024-1A Class A
928,000	5.68%, 03/15/2034	931,654
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	170,815
155,100	DB Master Finance LLC(b) Series 2017-1A Class A2II 4.03%, 11/20/2047	147,815
610,000	Dext ABS LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	599,877
164,862	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	155,382
1,620,000	Discover Card Execution Note Trust Series 2023-A2 Class A 4.93%, 06/15/2028	1,616,851
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
324,300	4.12%, 07/25/2047	310,413
	Series 2018-1A Class A2II
66,325	4.33%, 07/25/2048	63,933
	DT Auto Owner Trust(b)
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	526,459
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,104,059

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-3A Class C
$ 570,000	6.40%, 05/15/2029	$ 574,527
	Series 2023-3A Class D
325,000	7.12%, 05/15/2029	332,815
114,550	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	102,300
43,945	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	40,489
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
119,062	2.54%, 03/25/2044	107,545
	Series 2021-A Class B
69,562	2.09%, 12/26/2046(d)	57,293
334,000	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	331,061
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
159,629	2.58%, 09/15/2025(b)	158,741
	Series 2020-2A Class D
84,262	4.73%, 04/15/2026(b)	84,076
	Series 2022-2A Class D
100,000	4.56%, 07/17/2028	97,626
	Series 2022-6A Class C
110,000	6.32%, 05/15/2028	110,646
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	206,211
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,198,036
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	680,294
811,800	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 5.75%, 04/25/2051	785,360
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	191,244
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	152,145
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
270,000	1.74%, 08/17/2037	254,509
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	188,560
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	94,694
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	722,948
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	458,459
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	303,296
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR2 Class E1
$ 180,000	2.26%, 09/17/2038	$ 161,744
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	125,697
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	194,222
1,100,000	Five Guys Holdings Inc(b) Series 2023-1A Class A2 7.55%, 01/26/2054	1,141,651
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
95,888	2.86%, 12/15/2025	95,071
	Series 2019-4 Class D
273,983	3.12%, 01/15/2026	270,626
	Series 2020-1 Class D
554,804	2.48%, 03/16/2026	544,807
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	227,593
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	192,321
249,375	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	264,723
175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	179,199
	Foundation Finance Trust(b)
	Series 2023-2A Class A
866,860	6.53%, 06/15/2049	881,904
	Series 2023-2A Class B
100,000	6.97%, 06/15/2049	102,308
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	217,529
	Freedom Financial Trust(b)
	Series 2021-2 Class C
20,907	1.94%, 06/19/2028	20,792
	Series 2021-3FP Class D
236,121	2.37%, 11/20/2028	231,108
	Series 2022-1FP Class D
165,000	3.35%, 03/19/2029	158,715
1,275,000	Frontier Issuer LLC(b) Series 2023-1 Class A2 6.60%, 08/20/2053	1,287,706
	GLS Auto Receivables Issuer Trust(b)
	Series 2020-1A Class C
4,706	2.72%, 11/17/2025	4,700
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,683,992
	Series 2021-1A Class D
870,971	1.68%, 01/15/2027	848,234
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	329,603
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	768,648

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-1A Class B
$ 900,000	6.09%, 03/15/2029	$ 914,782
	Series 2023-2A Class A3
842,000	6.38%, 02/15/2029	861,686
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	156,323
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	310,668
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	199,520
	GoldentTree Loan Management US 1 Ltd(b)(c)
	Series 2021-9A Class A
900,000	6.65%, 01/20/2033 3-mo. SOFR + 1.33%	900,228
	Series 2021-9A Class AR
1,515,000	6.26%, 04/20/2037 3-mo. SOFR + 1.50%	1,515,000
1,495,000	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,517,049
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class C
791,000	2.63%, 06/25/2026	759,974
	Series 2022-1A Class D
655,000	4.85%, 06/25/2026	635,887
	Series 2023-1A Class D2
255,000	9.13%, 06/25/2027	258,754
	Hertz Vehicle Financing LLC(b)
	Series 2022-2A Class D
520,000	5.16%, 06/26/2028	477,437
	Series 2022-4A Class D
1,175,000	6.56%, 09/25/2026	1,150,913
697,215	Hilton Grand Vacations Trust(b) Series 2022-2A Class C 5.57%, 01/25/2037	684,323
	HIN Timeshare Trust(b)
	Series 2020-A Class C
334,145	3.42%, 10/09/2039	315,485
	Series 2024-A Class A
93,000	5.49%, 03/15/2043	93,327
	Home Partners of America Trust(b)
	Series 2019-1 Class D
156,048	3.41%, 09/17/2039	140,748
	Series 2019-2 Class D
124,117	3.12%, 10/19/2039	110,583
	Series 2021-1 Class E
85,108	2.58%, 09/17/2041	67,964
232,415	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	183,603
1,050,000	Hotwire Funding LLC(b) Series 2021-1 Class C 4.46%, 11/20/2051	943,861
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
$ 165,000	2.40%, 11/20/2029	$ 158,458
	Series 2023-2A Class D
100,000	6.97%, 07/21/2031	101,758
291,000	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	279,364
636,192	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	608,773
527,647	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	482,892
16,124	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	15,954
	LAD Auto Receivables Trust(b)
	Series 2022-1A Class A
789,379	5.21%, 06/15/2027	787,295
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,121,138
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	710,593
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,249,031
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	75,391
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	99,550
189,072	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	170,946
	Lendbuzz Securitization Trust(b)
	Series 2022-1A Class A
430,679	4.22%, 05/17/2027	423,448
	Series 2023-2A Class A2
607,594	7.09%, 10/16/2028	613,534
860,000	Lobel Automobile Receivables Trust(b) Series 2023-1 Class B 7.05%, 09/15/2028	861,171
	MAPS Ltd(b)
	Series 2018-1A Class A
121,991	4.21%, 05/15/2043	112,538
	Series 2021-1A Class A
415,610	2.52%, 06/15/2046	370,021
297,860	Mariner Finance Issuance Trust(b) Series 2020-AA Class A 2.19%, 08/21/2034	293,509
	Marlette Funding Trust(b)
	Series 2021-2A Class C
60,400	1.50%, 09/15/2031	59,751
	Series 2021-3A Class C
145,000	1.81%, 12/15/2031	139,988

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
$ 1,838,000	7.21%, 05/20/2036	$ 1,842,759
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	219,482
1,375,000	Mercury Financial Credit Card Master Trust(b) Series 2023-1A Class A 8.04%, 09/20/2027	1,386,533
29,658	Merlin Aviation Holdings Designated Activity Co(b)(e) Series 2016-1 Class A 4.50%, 12/15/2032	26,692
1,120,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	1,120,896
330,000	Mission Lane Credit Card Master Trust(b) Series 2023-B Class A 7.69%, 11/15/2028	334,793
1,231,281	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	1,237,570
123,874	Mosaic Solar Loans LLC(b) Series 2024-1 Class B 6.25%, 09/20/2049	122,406
	MVW Owner Trust(b)
	Series 2019-1A Class C
16,002	3.33%, 11/20/2036	15,378
	Series 2021-2A Class C
330,512	2.23%, 05/20/2039	303,615
	Series 2024-1A Class A
1,406,000	5.32%, 02/20/2043	1,411,751
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	83,770
	Series 2020-HA Class A
31,834	1.31%, 01/15/2069	29,382
	Series 2021-A Class A
136,918	0.84%, 05/15/2069	120,055
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	75,648
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	171,547
245,000	Navient Student Loan Trust(b) Series 2023-BA Class B 7.23%, 03/15/2072	255,881
1,000,890	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	916,026
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
28,888	3.57%, 03/14/2033	28,751
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	227,301
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	256,853
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
$ 189,000	4.67%, 09/05/2048	$ 184,862
	Series 2019-1A Class A2
517,050	3.86%, 12/05/2049	468,422
975,000	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	975,000
	Prestige Auto Receivables Trust(b)
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	231,194
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	432,367
	Series 2023-2A Class B
1,068,000	6.64%, 12/15/2027	1,076,004
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	102,965
	Progress Residential Trust(b)
	Series 2020-SFR1 Class A
895,989	1.73%, 04/17/2037	860,992
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	135,711
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	316,730
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	114,569
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	96,062
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	91,211
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	91,098
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	131,359
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	90,218
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	167,157
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	90,270
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	174,652
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	83,196

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-SFR9 Class E1
$ 100,000	2.81%, 11/17/2040	$ 86,699
	Series 2023-SFR2 Class B
100,000	4.50%, 10/17/2028	95,391
1,430,000	Purchasing Power Funding LLC(b) Series 2024-A Class B 6.43%, 08/15/2028	1,429,259
	Reach ABS Trust(b)
	Series 2023-1A Class B
898,000	7.33%, 02/18/2031	910,420
	Series 2024-1A Class B
1,470,000	6.29%, 02/18/2031	1,475,325
526,985	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 6.68%, 05/20/2031 3-mo. SOFR + 1.36%	527,062
298,752	Santander Drive Auto Receivables Trust Series 2020-2 Class D 2.22%, 09/15/2026	296,928
940,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	940,938
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	126,675
	Series 2022-2A Class C
210,000	6.50%, 08/20/2032	213,807
400,000	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	404,094
146,851	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	135,473
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
38,838	3.12%, 05/20/2036	38,378
	Series 2019-3A Class C
26,518	3.00%, 08/20/2036	26,078
	Series 2021-1A Class C
23,315	1.79%, 11/20/2037	22,053
	Series 2023-2A Class B
789,988	6.28%, 04/20/2040	795,631
	Series 2023-2A Class C
69,297	7.30%, 04/20/2040	70,387
	Series 2023-3A Class C
222,665	7.12%, 09/20/2040	224,703
350,000	Signal Peak Ltd(b)(c) Series 2014-1A Class AR3 6.74%, 04/17/2034 3-mo. SOFR + 1.42%	349,984
558,968	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	488,194
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
$ 68,517	3.50%, 09/15/2043	$ 66,474
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	92,707
	Series 2019-B Class A2A
388,841	2.84%, 06/15/2037	370,520
	Series 2020-A Class A2A
50,335	2.23%, 09/15/2037	47,221
	Series 2021-A Class A2A2
120,234	6.17%, 01/15/2053(c) 1-mo. SOFR + 0.84%	119,078
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	160,315
	Series 2024-A Class B
173,000	5.88%, 03/15/2056	172,978
	Series 2024-A Class C
358,000	6.22%, 03/15/2056	360,364
100,000	SoFi Consumer Loan Program Trust(b) Series 2021-1 Class D 2.04%, 09/25/2030	93,800
376,979	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	326,758
756,793	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	740,043
534,375	Taco Bell Funding LLC(b) Series 2016-1A Class A23 4.97%, 05/25/2046	526,339
965,000	Tesla Auto Lease Trust(b) Series 2023-A Class B 6.41%, 07/20/2027	973,178
277,038	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	240,513
400,000	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 05/22/2034	399,880
1,119,000	Tricolor Auto Securitization Trust(b) Series 2023-1A Class C 7.24%, 02/16/2027	1,125,077
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,651,184
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	108,928
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	212,972
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	790,142
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	199,540

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	$ 453,445
	United Auto Credit Securitization Trust(b)
	Series 2023-1 Class C
1,112,000	6.28%, 07/10/2028	1,109,119
	Series 2023-1 Class D
1,148,000	8.00%, 07/10/2028	1,169,790
1,014,478	US Bank NA(b) Series 2023-1 Class B 6.79%, 08/25/2032	1,020,681
305,000	VERDE Ltd(b)(c) Series 2019-1A Class AR 6.68%, 04/15/2032 3-mo. SOFR + 1.36%	305,104
	VFI ABS LLC(b)
	Series 2022-1A Class B
1,100,000	3.04%, 07/24/2028	1,069,620
	Series 2023-1A Class A
797,611	7.27%, 03/26/2029	800,759
100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class B 5.77%, 07/15/2030	100,286
701,733	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	619,279
60,934	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	57,498
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class C
1,400,000	5.74%, 08/15/2028	1,399,213
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	157,808
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	652,067
	Series 2024-1A Class B
1,343,000	5.55%, 11/15/2027	1,344,105
943,922	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	988,957
700,000	Ziply Fiber Issuer LLC(b) Series 2024-1A Class A2 6.64%, 04/20/2054	700,455
TOTAL ASSET-BACKED SECURITIES — 13.10% (Cost $126,460,604)		$124,846,947
BANK LOANS
508,725	1011778 BC Unlimited Liability Co(c) 7.58%, 09/20/2030 1-mo. SOFR + 2.25%	508,089
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Acrisure LLC(c)
$ 452,642	8.94%,02/15/2027 1-mo. SOFR + 3.62%	$ 451,511
299,250	9.83%,11/06/2030 1-mo. SOFR + 4.50%	299,998
155,000	Ahead DB Holdings LLC(c) 9.56%, 02/01/2031 3-mo. SOFR + 4.26%	155,170
717,601	AlixPartners LLP(c) 7.83%, 02/04/2028 1-mo. SOFR + 2.50%	718,199
242,502	Alliance Laundry Systems LLC(c) 8.93%, 10/08/2027 1-mo. SOFR + 3.60%	243,070
30,000	Alterra Mountain Co(c) 9.08%, 05/31/2030 1-mo. SOFR + 3.75%	30,113
246,250	Amentum Government Services Holdings LLC(c) 9.33%, 02/15/2029 1-mo. SOFR + 4.00%	246,712
125,000	Amer Sports Co(c) 8.58%, 02/17/2031 3-mo. SOFR + 3.28%	125,000
445,839	American Axle & Manufacturing Inc(c) 8.92%, 12/13/2029 1-mo. SOFR + 3.59%	446,396
472,031	Amneal Pharmaceuticals LLC(c) 10.83%, 05/04/2028 1-mo. SOFR + 5.50%	470,733
583	Anchor Glass Container Corp(c) 7.91%, 12/07/2023 3-mo. SOFR + 2.61%	487
	Applied Systems Inc(c)
723,675	8.81%,02/24/2031 3-mo. SOFR + 3.51%	727,474
75,000	10.57%,02/09/2032 1-mo. SOFR + 5.24%	77,531
	Arcline FM Holdings LLC(c)
567,077	10.32%,06/23/2028 3-mo. SOFR + 5.02%	567,077
140,000	13.82%,06/25/2029 3-mo. SOFR + 8.52%	136,500
253,851	Arsenal AIC Parent LLC(c) 9.08%, 08/19/2030 1-mo. SOFR + 3.75%	254,591
562,803	Ascend Learning LLC(c) 8.93%, 12/11/2028 1-mo. SOFR + 3.60%	559,285
59,828	Assured Partners Inc(c) 9.08%, 02/12/2027 1-mo. SOFR + 3.75%	59,840
418,909	AssuredPartners Inc(c) 8.94%, 02/12/2027 1-mo. SOFR + 3.61%	419,208
	Asurion LLC(c)
229,409	8.69%,12/23/2026 1-mo. SOFR + 3.36%	224,438

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 353,365	8.69%,07/31/2027 1-mo. SOFR + 3.36%	$ 339,157
805,692	Barracuda Parent LLC(c) 9.81%, 08/15/2029 3-mo. SOFR + 4.51%	800,052
283,575	Bausch & Lomb Corp(c) 9.33%, 09/29/2028 1-mo. SOFR + 4.00%	283,221
245,000	BIFM US Finance LLC(c) 9.57%, 05/31/2028 1-mo. SOFR + 4.24%	245,766
445,255	Blackhawk Network Holdings Inc(c) 10.33%, 02/27/2029 1-mo. SOFR + 5.00%	445,453
159,600	BMC Software(c) 9.58%, 12/29/2028 1-mo. SOFR + 4.25%	160,398
528,000	Boost Newco Borrower LLC(c) 8.31%, 01/31/2031 3-mo. SOFR + 3.01%	528,825
430,965	BrightView Landscapes LLC(c) 8.31%, 04/20/2029 3-mo. SOFR + 3.01%	430,965
807,495	Brown Group Holding LLC(c) 8.18%, 06/07/2028 1-mo. SOFR + 2.85%	806,508
	Caesars Entertainment Inc(c)
202,950	8.57%,08/23/2028(b) 1-mo. SOFR + 3.24%	203,204
85,000	8.04%,02/06/2031 3-mo. SOFR + 2.74%	84,958
	Carnival Corp(c)
585,600	8.32%,08/09/2027 1-mo. SOFR + 2.99%	585,783
656,427	8.69%,10/18/2028 1-mo. SOFR + 3.37%	656,427
656,256	Central Parent LLC(c) 5.31%, 07/06/2029 3-mo. SOFR + 0.01%	657,721
535,000	Century DE Buyer LLC(c) 9.32%, 10/30/2030 3-mo. SOFR + 4.02%	536,672
	Chariot Buyer LLC(c)
473,159	8.68%,11/03/2028 1-mo. SOFR + 3.35%	472,230
295,000	9.08%,11/03/2028 1-mo. SOFR + 3.75%	295,369
259,692	Chart Industries Inc(c) 8.67%, 03/15/2030 1-mo. SOFR + 3.34%	260,341
657,835	CHG Healthcare Services(c) 8.69%, 09/29/2028 3-mo. SOFR + 3.40%	657,753
605,527	Cincinnati Bell Inc(c) 8.68%, 11/22/2028 1-mo. SOFR + 3.35%	604,518
797,166	Clydesdale Acquisition Holdings Inc(c) 9.11%, 04/13/2029 1-mo. SOFR + 3.78%	797,843
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 205,000	CNT Holdings I Corp(c) 8.82%, 11/08/2027 1-day SOFR + 3.48%	$ 205,000
253,175	ConnectWise LLC(c) 9.06%, 09/29/2028 1-mo. SOFR + 3.73%	252,937
460,000	Cotiviti Holdings Inc(c) 8.57%, 02/24/2031 1-mo. SOFR + 3.24%	460,192
600,000	Covia Holdings Corp(c) 9.59%, 07/31/2026 3-mo. SOFR + 4.29%	597,150
465,833	CPM Holdings Inc(c) 9.83%, 09/28/2028 1-mo. SOFR + 4.50%	466,027
960,000	CSC Holdings LLC(c) 9.83%, 01/18/2028 1-mo. SOFR + 4.50%	922,000
554,386	Del Monte Food Inc(c) 9.68%, 10/23/2028 1-mo. SOFR + 4.35%	469,496
520,000	Delivery Hero Finco LLC(c) 10.32%, 12/10/2029 1-mo. SOFR + 4.99%	515,450
432,808	DG Investment Intermediate Holdings 2 Inc(c) 10.08%, 03/31/2028 1-mo. SOFR + 4.75%	432,808
774,709	DirecTV Financing LLC(c) 10.83%, 08/02/2029 3-mo. SOFR + 5.53%	772,911
565,000	DS Parent Inc(c) 10.81%, 01/31/2031 1-mo. SOFR + 5.48%	556,761
418,950	DXP Enterprises Inc(c) 10.29%, 10/15/2030 6-mo. SOFR + 5.07%	418,950
	Dynasty Acquisition Co Inc(c)
181,754	8.82%,08/23/2028 1-mo. SOFR + 3.49%	181,962
430,205	8.82%,08/24/2028 1-mo. SOFR + 3.49%	430,698
401,840	Eagle Broadband Investments LLC(c) 8.57%, 11/12/2027 3-mo. SOFR + 3.27%	397,570
407,950	ECL Entertainment LLC(c) 10.08%, 09/03/2030 1-mo. SOFR + 4.75%	408,843
468,822	EG America LLC(c) 5.34%, 02/07/2028 1-day SOFR + 0.00%	461,790
565,638	Entain Holdings Ltd(c) 7.91%, 03/29/2027 3-mo. SOFR + 2.61%	565,755
	Epicor Software Corp(c)
536,383	8.69%,07/30/2027 1-mo. SOFR + 3.36%	537,892
35,000	9.08%,07/30/2027 1-mo. SOFR + 3.75%	35,153
305,000	Fertitta Entertainment LLC(c) 5.00%, 01/29/2029 1-mo. SOFR + 0.00%	305,619

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 235,000	Fiesta Purchaser Inc(c) 9.33%, 02/12/2031 1-mo. SOFR + 4.00%	$ 235,147
801,291	Filtration Group Corp(c) 8.94%, 10/21/2028 1-mo. SOFR + 3.62%	802,578
180,000	Financiere Mendel(c) 9.56%, 11/12/2030 3-mo. SOFR + 4.27%	180,338
365,000	First Brands Group LLC(c) 10.57%, 03/30/2027 3-mo. SOFR + 5.28%	365,000
335,000	Foundation Building Materials Inc(c) 9.31%, 01/29/2031 3-mo. SOFR + 4.01%	336,117
965,638	Freeport LNG Investments LLP(c) 9.08%, 12/21/2028 3-mo. SOFR + 3.78%	957,672
570,052	Gainwell Acquisition Corp(c) 9.41%, 10/01/2027 3-mo. SOFR + 4.11%	544,577
560,000	Garda World Security Corp(c) 9.69%, 02/01/2029 1-mo. SOFR + 4.36%	560,233
	Generation Bridge Northeast LLC(c)
181,000	9.57%,08/07/2029 1-mo. SOFR + 4.24%	181,226
80,000	9.58%,08/22/2029 1-mo. SOFR + 4.25%	80,033
115,000	GIP Pilot Acquisition Partners LP(c) 8.33%, 10/04/2030 3-mo. SOFR + 3.03%	115,192
677,837	Gray Television Inc(c) 8.44%, 12/01/2028 1-mo. SOFR + 3.11%	632,930
312,151	Hamilton Projects Acquiror LLC(c) 9.94%, 06/17/2027 1-mo. SOFR + 4.61%	312,834
780,000	Hertz Corp(c) 9.08%, 06/30/2028 1-mo. SOFR + 3.75%	755,300
525,000	Hilton Grand Vacations Borrower Escrow LLC(c) 8.08%, 01/17/2031 1-mo. SOFR + 2.75%	525,820
	Hub International Ltd(c)
204,488	9.57%,06/08/2030 1-mo. SOFR + 4.24%	204,451
960,000	8.57%,06/20/2030 3-mo. SOFR + 3.28%	959,828
468,810	Hunter Douglas Holding BV(c) 8.82%, 02/26/2029 3-mo. SOFR + 3.53%	462,584
599,866	Hunter Holdco 3 Ltd(c) 9.70%, 08/19/2028 3-mo. SOFR + 4.40%	598,366
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 490,056	INDICOR(c) 9.30%, 11/22/2029 3-mo. SOFR + 4.00%	$ 492,419
384,831	Ineos Finance PLC(c) 9.18%, 11/08/2027 1-mo. SOFR + 3.85%	385,151
715,000	Infinite Bidco LLC(c) 9.32%, 03/02/2028 3-mo. SOFR + 4.03%	703,828
733,091	Innophos Holdings Inc(c) 8.69%, 02/05/2027 1-mo. SOFR + 3.37%	729,425
790,000	IVC Acquisition Ltd(c) 10.81%, 12/12/2028 3-mo. SOFR + 5.51%	790,329
296,616	J & J Ventures Gaming LLC(c) 9.44%, 04/26/2028 1-mo. SOFR + 4.12%	293,711
815,791	Klockner Pentaplast of America Inc(c) 10.27%, 02/12/2026 6-mo. SOFR + 5.05%	759,093
626,296	Kronos Acquisition Holdings Inc(c) 9.31%, 12/22/2026 3-mo. SOFR + 4.02%	626,374
598,900	Kuehg Corp(c) 10.35%, 06/12/2030 3-mo. SOFR + 5.05%	600,183
458,188	LSF11 A5 HoldCo LLC(c) 9.68%, 10/15/2028 1-mo. SOFR + 4.35%	458,474
280,000	Lummus Technology Holdings V LLC(c) 8.94%, 12/31/2029 1-mo. SOFR + 3.62%	280,100
819,249	Madison IAQ LLC(c) 8.69%, 06/21/2028 1-mo. SOFR + 3.36%	815,153
297,750	Mauser Packaging Solutions Holding Co(c) 9.33%, 08/14/2026 1-mo. SOFR + 4.00%	298,619
555,117	McGraw-Hill Education Inc(c) 10.19%, 07/28/2028 1-mo. SOFR + 4.86%	555,888
705,021	Medallion Midland Acquisition LLC(c) 8.83%, 10/18/2028 3-mo. SOFR + 3.53%	705,608
670,060	Medline Borrower LP(c) 5.00%, 10/23/2028 1-mo. SOFR + 0.00%	670,199
628,417	MH Sub I LLC(c) 9.58%, 05/03/2028 1-mo. SOFR + 4.25%	623,704
295,750	Mileage Plus Holdings Inc(c) 10.73%, 06/21/2027 3-mo. SOFR + 5.43%	304,287
70,000	MIWD Holdings Co II LLC(c) 8.82%, 03/21/2031 1-mo. SOFR + 3.49%	70,284

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 250,000	Mosel Bidco SE(c) 10.06%, 09/16/2030 3-mo. SOFR + 4.76%	$ 250,313
525,000	Motion Finco SARL(c) 8.83%, 11/30/2029 1-mo. SOFR + 3.50%	523,819
982,305	NAB Holdings LLC(c) 8.21%, 11/23/2028 3-mo. SOFR + 2.91%	980,872
822,965	Naked Juice LLC(c) 8.66%, 01/24/2029 1-mo. SOFR + 3.33%	766,180
475,000	NCR Atleos LLC(c) 10.18%, 03/27/2029 1-mo. SOFR + 4.85%	476,306
720,371	Neptune Bidco US Inc(c) 10.42%, 04/11/2029 3-mo. SOFR + 5.13%	664,242
165,000	NGL Energy Operating LLC(c) 9.83%, 02/03/2031 1-mo. SOFR + 4.50%	165,289
388,045	Nouryon Finance BV(c) 9.42%, 04/03/2028 3-mo. SOFR + 4.12%	388,611
	Numericable US LLC(c)
631,809	8.32%,07/31/2025 3-mo. SOFR + 3.03%	571,787
150,000	9.26%,01/31/2026 3-mo. SOFR + 3.96%	128,679
670,000	Omnia Partners LLC(c) 9.07%, 07/25/2030 3-mo. SOFR + 3.78%	672,393
784,263	Ontario Gaming GTA Ltd(c) 9.56%, 08/01/2030 3-mo. SOFR + 4.26%	786,083
414,582	Oryx Midstream Services Permian Basin LLC(c) 8.44%, 10/05/2028 1-mo. SOFR + 3.11%	415,767
366,948	Osmosis Buyer Ltd(c) 9.58%, 07/31/2028 1-mo. SOFR + 4.25%	367,865
744,777	Packaging Coordinators Midco Inc(c) 9.07%, 11/30/2027 3-mo. SOFR + 3.77%	744,419
748,653	PAI Holdco Inc(c) 9.32%, 10/28/2027 3-mo. SOFR + 4.03%	707,478
674,658	Parexel International Inc(c) 8.69%, 11/15/2028 1-mo. SOFR + 3.36%	675,808
654,318	Pegasus Bidco BV(c) 9.06%, 07/12/2029 3-mo. SOFR + 3.76%	653,773
846,354	Peraton Corp(c) 9.18%, 02/01/2028 1-mo. SOFR + 3.85%	844,541
997,976	PetsMart LLC(c) 9.18%, 02/11/2028 1-mo. SOFR + 3.85%	994,055
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 977,869	Phoenix Guarantor Inc(c) 8.58%, 02/21/2031 1-mo. SOFR + 3.25%	$ 964,271
205,000	Planet US Buyer LLC(c) 8.81%, 02/07/2031 3-mo. SOFR + 3.52%	205,576
1,068,652	Playa Hotels & Resorts BV(c) 8.58%, 01/05/2029 1-mo. SOFR + 3.25%	1,070,821
422,837	Polaris Newco LLC(c) 9.57%, 06/02/2028 3-mo. SOFR + 4.28%	418,382
758,480	Project Ruby Ultimate Parent Corp(c) 8.69%, 03/08/2028 1-mo. SOFR + 3.36%	756,990
388,446	Proofpoint Inc(c) 8.69%, 08/31/2028 1-mo. SOFR + 3.36%	388,251
720,000	Radiology Partners(c) 9.57%, 07/09/2025 1-mo. SOFR + 4.24%	695,250
284,505	Realpage Inc(c) 8.44%, 04/24/2028 1-mo. SOFR + 3.12%	276,444
460,000	SBA Communications(c) 7.33%, 01/27/2031 1-mo. SOFR + 2.00%	460,376
776,005	Scientific Games Holdings LP(c) 8.58%, 04/04/2029 3-mo. SOFR + 3.28%	775,451
50,000	Scientific Games International Inc(c) 8.08%, 04/14/2029 1-mo. SOFR + 2.75%	50,039
492,525	Sedgwick Claims Management Services Inc(c) 9.08%, 02/24/2028 1-mo. SOFR + 3.75%	493,079
839,529	Sigma Holdco BV(c) 5.34%, 01/02/2028 1-day SOFR + 0.00%	834,981
385,968	Sophia LP(c) 8.93%, 10/07/2029 1-mo. SOFR + 3.60%	387,335
218,349	Sotera Health Holdings LLC(c) 9.08%, 12/11/2026 1-mo. SOFR + 3.75%	218,076
537,712	Southern Veterinary Partners LLC(c) 9.44%, 10/05/2027 1-mo. SOFR + 4.11%	537,712
520,000	Spin Holdco Inc(c) 9.59%, 03/04/2028 3-mo. SOFR + 4.29%	479,989
	SRS Distribution Inc(c)
54,175	8.68%,06/02/2028 1-mo. SOFR + 3.35%	54,344
601,074	8.94%,06/02/2028 1-mo. SOFR + 3.62%	604,080

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 299,575	St. George's University Scholastic Services LLC(c) 8.43%, 02/10/2029 1-mo. SOFR + 3.10%	$ 298,751
1,181,641	Star Parent Inc(c) 9.31%, 09/27/2030 3-mo. SOFR + 4.01%	1,173,518
445,157	Star US Bidco LLC(c) 9.68%, 03/17/2027 1-mo. SOFR + 4.35%	446,409
435,000	Summit Materials LLC(c) 7.83%, 01/12/2029 3-mo. SOFR + 2.53%	436,942
915,600	Terrier Media Buyer Inc(c) 8.95%, 12/17/2026 3-mo. SOFR + 3.65%	795,237
847,751	Titan Acquisition Ltd(c) 8.44%, 03/28/2025 1-mo. SOFR + 3.11%	846,692
204,488	TMF Sapphire Bidco BV(c) 9.33%, 05/03/2028 3-mo. SOFR + 4.03%	204,871
	TransDigm Inc(c)
817,874	8.06%,08/24/2028 3-mo. SOFR + 2.76%	820,327
94,763	8.60%,02/14/2031 3-mo. SOFR + 3.30%	95,187
541,747	Traverse Midstream Partners LLC(c) 9.57%, 02/06/2028 1-mo. SOFR + 4.24%	542,424
690,427	TricorBraun Inc(c) 8.69%, 03/03/2028 1-mo. SOFR + 3.36%	681,969
715,133	Triton Water Holdings Inc(c) 8.86%, 03/31/2028 3-mo. SOFR + 3.56%	706,939
737,558	Trugreen LP(c) 9.43%, 11/02/2027 1-mo. SOFR + 4.10%	716,814
1,470,000	Truist Insurance Holdings LLC(c) 8.57%, 03/24/2031 1-mo. SOFR + 3.24%	1,466,325
408,365	Uber Technologies Inc(c) 8.08%, 03/03/2030 3-mo. SOFR + 2.78%	409,953
	UKG Inc(c)
16,379	10.68%,05/03/2027 3-mo. SOFR + 5.38%	16,436
653,750	8.81%,02/10/2031 3-mo. SOFR + 3.52%	656,201
697,824	Univision Communications Inc(c) 8.69%, 03/15/2026 1-mo. SOFR + 3.37%	695,208
371,981	Upstream Newco Inc(c) 9.82%, 11/20/2026 3-mo. SOFR + 4.53%	349,131
887,585	Viant Medical Holdings Inc(c) 9.25%, 07/02/2025 1-mo. SOFR + 3.93%	882,926
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 700,000	VIASAT(c) 9.82%, 03/05/2029 1-mo. SOFR + 4.49%	$ 679,175
110,000	Wand NewCo 3 Inc(c) 9.08%, 01/30/2031 1-mo. SOFR + 3.75%	110,229
160,000	Waystar Technologies Inc(c) 9.33%, 10/22/2029 1-mo. SOFR + 4.00%	160,150
994,178	WEC US Holdings Ltd(c) 8.08%, 01/27/2031 1-mo. SOFR + 2.75%	992,687
2,446	WestJet Loyalty LP(c) 8.43%, 12/11/2026 1-mo. SOFR + 3.10%	2,442
315,000	Whitewater DBR Holdco LLC(c) 8.08%, 02/17/2031 1-mo. SOFR + 2.75%	315,525
497,442	WIN Waste Innovations Holdings Inc(c) 8.19%, 03/24/2028 1-mo. SOFR + 2.87%	460,445
462,678	Windsor Holdings III LLC(c) 9.33%, 08/01/2030 1-mo. SOFR + 4.00%	464,413
TOTAL BANK LOANS — 8.58% (Cost $81,525,728)		$81,819,658
CORPORATE BONDS AND NOTES
Basic Materials — 2.64%
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030	527,794
400,000	2.88%, 03/17/2031	340,343
645,000	5.50%, 05/02/2033	641,320
	ArcelorMittal SA
330,000	6.80%, 11/29/2032	352,911
590,000	6.75%, 03/01/2041	611,647
525,000	Ashland Inc(b) 3.38%, 09/01/2031	444,199
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	760,957
455,000	ATI Inc 5.88%, 12/01/2027	448,014
715,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	665,451
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	515,925
200,000	5.88%, 01/31/2050	154,305
	Celanese US Holdings LLC
260,000	6.33%, 07/15/2029	269,607
290,000	6.55%, 11/15/2030	305,027
160,000	6.38%, 07/15/2032	165,986
1,150,000	6.70%, 11/15/2033	1,226,160
850,000	Corp Nacional del Cobre de Chile(b) 5.95%, 01/08/2034	848,643

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	First Quantum Minerals Ltd(b)
$ 500,000	6.88%, 10/15/2027	$ 479,382
1,465,000	9.38%, 03/01/2029	1,517,615
1,110,000	FMG Resources Pty Ltd(b) 5.88%, 04/15/2030	1,091,979
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,059,204
1,495,000	4.88%, 03/12/2029	1,471,188
115,000	2.50%, 09/01/2030	97,623
1,225,000	6.38%, 10/06/2030	1,292,739
1,705,000	5.70%, 05/08/2033	1,732,594
3,795,000	6.50%, 10/06/2033	4,059,302
455,000	5.63%, 04/04/2034	456,216
700,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	690,549
500,000	INEOS Quattro Finance 2 PLC(b)(f) 9.63%, 03/15/2029	538,678
151,000	NOVA Chemicals Corp(b)(f) 5.00%, 05/01/2025	148,515
165,000	Novelis Corp(b) 4.75%, 01/30/2030	152,233
555,000	Suzano Austria GmbH 3.75%, 01/15/2031	490,612
652,000	Taseko Mines Ltd(b) 7.00%, 02/15/2026	654,667
1,075,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	962,006
		25,173,391
Communications — 4.93%
1,525,000	Altice Financing SA(b) 5.00%, 01/15/2028	1,255,142
410,000	Altice France Holding SA(b) 6.00%, 02/15/2028	116,754
	Altice France SA(b)
200,000	5.13%, 01/15/2029	136,961
820,000	5.13%, 07/15/2029	554,348
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	178,669
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
60,000	5.38%, 06/01/2029	54,927
983,000	4.75%, 03/01/2030	844,044
554,000	4.50%, 08/15/2030	464,278
465,000	4.25%, 02/01/2031	379,742
1,260,000	4.75%, 02/01/2032	1,028,316
870,000	4.25%, 01/15/2034(f)	656,723
	Charter Communications Operating LLC / Charter Communications Operating Capital
450,000	2.80%, 04/01/2031	368,717
90,000	2.30%, 02/01/2032	69,436
115,000	4.40%, 04/01/2033(f)	101,915
765,000	5.13%, 07/01/2049	592,763
2,220,000	4.80%, 03/01/2050	1,643,270
695,000	4.40%, 12/01/2061	453,820
Principal Amount(a)		Fair Value
Communications — (continued)
$ 870,000	3.95%, 06/30/2062	$ 524,884
1,100,000	CMG Media Corp(b) 8.88%, 12/15/2027	728,981
	CommScope Inc(b)
500,000	7.13%, 07/01/2028	197,784
910,000	4.75%, 09/01/2029	655,200
	CommScope Technologies LLC(b)
930,000	6.00%, 06/15/2025	808,821
175,000	5.00%, 03/15/2027	67,592
	CSC Holdings LLC(b)
480,000	5.38%, 02/01/2028	412,859
1,105,000	7.50%, 04/01/2028	744,826
460,000	11.75%, 01/31/2029	460,717
200,000	4.13%, 12/01/2030	143,010
2,435,000	4.63%, 12/01/2030	1,236,528
2,350,000	3.38%, 02/15/2031	1,597,280
400,000	4.50%, 11/15/2031	283,187
890,000	CT Trust(b) 5.13%, 02/03/2032	789,054
	DISH DBS Corp
380,000	5.88%, 11/15/2024	364,087
923,000	7.75%, 07/01/2026	617,992
2,330,000	5.25%, 12/01/2026(b)	1,834,662
1,290,000	5.75%, 12/01/2028(b)	886,559
1,385,000	5.13%, 06/01/2029	577,667
	Expedia Group Inc
990,000	3.25%, 02/15/2030	891,176
1,450,000	2.95%, 03/15/2031	1,265,365
600,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b)(f) 3.50%, 03/01/2029	541,140
1,190,000	Gray Television Inc(b)(f) 7.00%, 05/15/2027	1,106,737
	iHeartCommunications Inc(b)(f)
935,000	5.25%, 08/15/2027	680,489
270,000	4.75%, 01/15/2028	189,649
	Lamar Media Corp
70,000	3.75%, 02/15/2028(f)	65,397
70,000	4.00%, 02/15/2030	63,619
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	59,850
567,000	3.63%, 01/15/2029	253,659
710,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	419,825
1,225,000	Motorola Solutions Inc 5.40%, 04/15/2034	1,222,580
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	326,427
1,485,000	5.38%, 11/15/2029(b)	1,515,424
1,215,000	4.88%, 06/15/2030(b)	1,206,500
120,000	Outfront Media Capital LLC / Outfront Media Capital Corp(b)(f) 7.38%, 02/15/2031	125,691
400,000	SoftBank Group Corp 4.63%, 07/06/2028	369,997
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	74,595

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 1,355,000	8.75%, 03/15/2032	$ 1,643,008
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	139,600
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	30,318
235,000	5.50%, 09/01/2041	195,624
2,290,000	4.50%, 09/15/2042	1,694,157
	T-Mobile USA Inc
745,000	3.38%, 04/15/2029	688,999
755,000	3.88%, 04/15/2030	707,271
2,350,000	3.50%, 04/15/2031	2,122,231
195,000	2.70%, 03/15/2032	163,983
1,085,000	5.75%, 01/15/2034	1,129,894
	Uber Technologies Inc(b)
595,000	8.00%, 11/01/2026	602,160
600,000	7.50%, 09/15/2027	614,405
3,560,000	4.50%, 08/15/2029(f)	3,377,791
1,173,000	Viasat Inc(b) 5.63%, 09/15/2025	1,143,449
675,000	Virgin Media Finance PLC(b)(f) 5.00%, 07/15/2030	571,157
		47,033,682
Consumer, Cyclical — 3.90%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	112,778
210,000	4.38%, 01/15/2028(f)	198,646
575,000	4.00%, 10/15/2030	512,326
1,269,146	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,236,148
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	388,272
70,000	Amer Sports Co(b)(f) 6.75%, 02/16/2031	69,822
	American Airlines Pass Through Trust
	Series 2017-2 Class B
228,617	3.70%, 10/15/2025	221,721
	Series 2016-3 Class B
671,669	3.75%, 10/15/2025	647,578
265,000	Asbury Automotive Group Inc(b) 4.63%, 11/15/2029	244,549
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,233,453
935,000	Aston Martin Capital Holdings Ltd(b) 10.00%, 03/31/2029	951,989
140,000	AutoNation Inc 4.75%, 06/01/2030	134,424
1,000	BlueLinx Holdings Inc(b) 6.00%, 11/15/2029	971
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
$ 185,147	3.35%, 06/15/2029	$ 170,706
	Series 2021-1 Class A
168,288	2.90%, 03/15/2035	145,322
	Carnival Corp(b)
610,000	7.63%, 03/01/2026	617,173
745,000	5.75%, 03/01/2027	737,353
5,000	4.00%, 08/01/2028	4,657
445,000	6.00%, 05/01/2029(f)	439,086
130,000	7.00%, 08/15/2029(f)	135,588
477,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	477,721
520,000	Daimler Truck Finance North America LLC(b) 5.50%, 09/20/2033	526,827
700,683	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	662,445
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,106,872
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	178,912
	Ferrellgas LP / Ferrellgas Finance Corp(b)
429,000	5.38%, 04/01/2026	419,709
702,000	5.88%, 04/01/2029(f)	668,522
620,000	Ford Motor Credit Co LLC 7.35%, 03/06/2030	661,018
	General Motors Financial Co Inc
90,000	3.10%, 01/12/2032	76,230
1,280,000	6.40%, 01/09/2033(f)	1,341,352
765,000	GENM Capital Labuan Ltd(b) 3.88%, 04/19/2031	669,928
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	460,290
140,000	3.63%, 02/15/2032	120,540
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
330,000	5.00%, 06/01/2029(f)	307,759
105,000	4.88%, 07/01/2031	94,010
1,295,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,214,150
	Light & Wonder International Inc(b)
1,490,000	7.00%, 05/15/2028	1,500,978
15,000	7.25%, 11/15/2029(f)	15,399
395,000	7.50%, 09/01/2031(f)	410,762
	Lithia Motors Inc(b)(f)
1,155,000	3.88%, 06/01/2029	1,040,891
265,000	4.38%, 01/15/2031	237,368
520,000	Marriott International Inc 5.30%, 05/15/2034	514,316

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 255,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	$ 233,262
771,000	Meritage Homes Corp(b) 3.88%, 04/15/2029	708,421
680,000	Merlin Entertainments Group US Holdings Inc(b) 7.38%, 02/15/2031	685,120
	NCL Corp Ltd(b)
650,000	5.88%, 03/15/2026	641,648
350,000	5.88%, 02/15/2027	345,797
680,000	8.13%, 01/15/2029	719,566
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	138,252
894,000	Newell Brands Inc(f) 6.63%, 09/15/2029	873,962
570,000	Nissan Motor Acceptance Co LLC(b) 7.05%, 09/15/2028	595,811
655,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b)(f) 8.00%, 08/01/2030	674,632
355,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	345,607
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026	48,252
1,580,000	5.50%, 04/01/2028	1,561,678
27,000	9.25%, 01/15/2029	28,959
470,000	6.25%, 03/15/2032	473,741
	Tapestry Inc
170,000	3.05%, 03/15/2032	139,605
610,000	7.85%, 11/27/2033	662,025
	Travel + Leisure Co
50,000	6.00%, 04/01/2027	49,976
655,000	4.50%, 12/01/2029(b)(f)	602,294
340,000	4.63%, 03/01/2030(b)	310,440
245,000	4.63%, 03/01/2030	223,699
1,500,000	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	1,525,200
1,085,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b)(f) 9.50%, 06/01/2028	922,590
1,865,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	1,665,890
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	450,859
	Yum! Brands Inc
955,000	3.63%, 03/15/2031(f)	845,105
255,000	4.63%, 01/31/2032	235,319
	ZF North America Capital Inc(b)
340,000	6.88%, 04/14/2028	352,648
190,000	7.13%, 04/14/2030	200,206
		37,169,125
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 5.51%
$ 1,155,000	Adani Ports & Special Economic Zone Ltd(b) 4.38%, 07/03/2029	$ 1,028,542
505,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 3.25%, 03/15/2026	481,579
	Ashtead Capital Inc(b)
1,080,000	5.50%, 08/11/2032	1,055,866
220,000	5.55%, 05/30/2033	216,344
1,400,000	5.95%, 10/15/2033	1,415,637
440,000	5.80%, 04/15/2034	439,553
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	644,530
	BAT Capital Corp
816,000	7.75%, 10/19/2032	920,823
290,000	4.39%, 08/15/2037	243,762
10,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	10,347
1,135,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	619,374
350,000	Block Inc 3.50%, 06/01/2031	304,621
1,252,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	1,310,610
910,000	Catalent Pharma Solutions Inc(b)(f) 3.50%, 04/01/2030	866,693
	Centene Corp
40,000	2.45%, 07/15/2028	35,469
1,845,000	4.63%, 12/15/2029	1,751,605
545,000	3.38%, 02/15/2030	482,288
720,000	3.00%, 10/15/2030	617,326
680,000	2.50%, 03/01/2031	559,315
400,000	2.63%, 08/01/2031	328,350
540,000	Central American Bottling Corp / CBC Bottling Holdco SL / Beliv Holdco SL(b) 5.25%, 04/27/2029	514,584
886,000	CHS / Community Health Systems Inc(b) 4.75%, 02/15/2031	683,768
1,272,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,084,335
805,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b)(f) 6.63%, 07/15/2030	817,470
150,000	CVS Health Corp(f) 5.25%, 01/30/2031	151,120
1,450,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	1,284,968
160,000	DP World Ltd(b) 6.85%, 07/02/2037	174,339
75,000	Encompass Health Corp 4.75%, 02/01/2030	70,272

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	$ 583,285
	Gartner Inc(b)
445,000	3.63%, 06/15/2029	402,895
445,000	3.75%, 10/01/2030	398,337
	Global Payments Inc
220,000	5.30%, 08/15/2029	218,951
255,000	2.90%, 05/15/2030	221,444
315,000	2.90%, 11/15/2031	264,348
775,000	5.40%, 08/15/2032	768,611
705,000	Grifols SA(b) 4.75%, 10/15/2028	583,289
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,724,772
1,200,000	5.60%, 04/01/2034	1,208,307
171,000	6.00%, 04/01/2054	173,562
260,000	Herbalife Nutrition Ltd / HLF Financing Inc(b)(f) 7.88%, 09/01/2025	259,964
	Hertz Corp(b)
625,000	4.63%, 12/01/2026	567,212
745,000	5.00%, 12/01/2029(f)	575,711
395,000	HLF Financing SARL LLC / Herbalife International Inc(b)(f) 4.88%, 06/01/2029	274,525
330,000	Hologic Inc(b) 3.25%, 02/15/2029	295,743
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc
260,000	3.00%, 02/02/2029	230,217
825,000	3.75%, 12/01/2031	713,314
355,000	Kronos Acquisition Holdings Inc / KIK Custom Products Inc(b) 7.00%, 12/31/2027	352,643
1,165,000	LifePoint Health Inc(b)(f) 9.88%, 08/15/2030	1,218,639
760,000	Medline Borrower LP(b) 5.25%, 10/01/2029	718,328
805,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	808,605
1,265,000	Minerva Luxembourg SA(b)(f) 8.88%, 09/13/2033	1,330,976
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	408,912
550,000	3.88%, 05/15/2032	478,899
375,000	Neptune Bidco US Inc(b) 9.29%, 04/15/2029	354,590
327,000	Par Pharmaceutical Inc(b)(g) 7.50%, 04/01/2027	214,366
565,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	556,290
	Pilgrim's Pride Corp
185,000	4.25%, 04/15/2031	166,767
840,000	3.50%, 03/01/2032	711,917
703,000	6.25%, 07/01/2033	718,387
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 430,000	Post Holdings Inc(b) 6.25%, 02/15/2032	$ 433,134
685,000	Prime Security Services Borrower LLC / Prime Finance Inc(b)(f) 6.25%, 01/15/2028	671,011
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	777,877
340,000	S&P Global Inc(b) 5.25%, 09/15/2033	347,426
370,000	Sigma Holdco BV(b) 7.88%, 05/15/2026	355,200
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	451,182
680,000	Solventum Corp(b) 5.90%, 04/30/2054	678,326
652,000	Surgery Center Holdings Inc(b) 6.75%, 07/01/2025	652,065
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	555,119
395,000	EUR, 7.88%, 09/15/2031	492,984
	Teva Pharmaceutical Finance Netherlands III BV
1,624,000	3.15%, 10/01/2026	1,518,264
210,000	4.75%, 05/09/2027(f)	203,296
385,000	5.13%, 05/09/2029(f)	369,978
605,000	7.88%, 09/15/2029	649,412
890,000	8.13%, 09/15/2031(f)	976,151
3,220,000	4.10%, 10/01/2046	2,219,876
215,000	TriNet Group Inc(b) 3.50%, 03/01/2029	192,831
405,000	Triton Water Holdings Inc(b) 6.25%, 04/01/2029	368,880
1,120,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	1,121,392
1,355,000	Universal Health Services Inc 2.65%, 01/15/2032	1,108,544
820,000	US Acute Care Solutions LLC(b)(f) 6.38%, 03/01/2026	789,481
	Viatris Inc
525,000	2.70%, 06/22/2030	445,110
660,000	4.00%, 06/22/2050	454,687
35,000	Wand NewCo 3 Inc(b) 7.63%, 01/30/2032	36,198
		52,485,720
Energy — 7.26%
	Aker BP ASA(b)
335,000	5.60%, 06/13/2028	339,264
730,000	4.00%, 01/15/2031	666,777
380,000	3.10%, 07/15/2031	324,762
389,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	387,515

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 493,164	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	$ 501,888
657,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	646,882
950,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	975,920
1,485,000	BP Capital Markets PLC(h) 4.88%, Perpetual	1,416,720
615,000	Cheniere Energy Inc(b) 5.65%, 04/15/2034	619,392
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	104,692
1,980,000	4.00%, 03/01/2031	1,799,640
285,000	3.25%, 01/31/2032	242,773
530,000	5.95%, 06/30/2033	541,858
590,000	CITGO Petroleum Corp(b) 7.00%, 06/15/2025	589,264
	Civitas Resources Inc(b)
175,000	8.63%, 11/01/2030	187,911
445,000	8.75%, 07/01/2031	476,177
	Columbia Pipelines Operating Co LLC(b)
715,000	6.04%, 11/15/2033	740,772
105,000	6.71%, 08/15/2063	115,202
	Continental Resources Inc
100,000	4.38%, 01/15/2028	96,635
3,225,000	5.75%, 01/15/2031(b)	3,205,790
1,945,000	2.88%, 04/01/2032(b)	1,585,160
644,000	Coronado Finance Pty Ltd(b) 10.75%, 05/15/2026	670,969
10,000	Crescent Energy Finance LLC(b) 7.63%, 04/01/2032	10,077
284,000	CrownRock LP / CrownRock Finance Inc(b) 5.00%, 05/01/2029	280,528
925,000	CVR Energy Inc(b) 8.50%, 01/15/2029	936,587
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	879,478
800,000	DT Midstream Inc(b) 4.13%, 06/15/2029	735,466
	Ecopetrol SA
840,000	4.63%, 11/02/2031	698,821
1,045,000	8.88%, 01/13/2033	1,105,330
540,000	8.38%, 01/19/2036	545,086
	Enbridge Inc
570,000	5.70%, 03/08/2033	583,768
705,000	7.63%, 01/15/2083	723,508
415,000	8.50%, 01/15/2084	450,912
	Energian Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	328,317
470,000	5.88%, 03/30/2031	411,720
Principal Amount(a)		Fair Value
Energy — (continued)
	Energy Transfer LP
$ 928,000	6.50%, Perpetual(h)	$ 909,572
655,000	5.75%, 02/15/2033	665,379
1,575,000	6.55%, 12/01/2033	1,690,751
205,000	EnLink Midstream LLC(b)(f) 6.50%, 09/01/2030	210,909
	EQM Midstream Partners LP(b)
270,000	7.50%, 06/01/2027	276,857
235,000	6.38%, 04/01/2029	236,726
	EQT Corp
135,000	5.00%, 01/15/2029	132,247
860,000	7.00%, 02/01/2030	913,704
505,000	3.63%, 05/15/2031(b)	444,455
1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	1,117,979
665,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	696,090
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	70,396
465,000	Greensaif Pipelines Bidco SARL(b) 6.13%, 02/23/2038	472,820
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	792,104
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	362,968
578,000	Hilcorp Energy I LP / Hilcorp Finance Co(b) 6.00%, 02/01/2031	562,002
1,120,000	International Petroleum Corp(b) 7.25%, 02/01/2027	1,089,200
	KazMunayGas National Co JSC
350,000	5.38%, 04/24/2030	343,015
200,000	5.38%, 04/24/2030(b)	196,009
390,000	6.38%, 10/24/2048	363,596
895,000	6.38%, 10/24/2048(b)	834,407
615,000	Kinder Morgan Inc 7.75%, 01/15/2032	697,938
	Leviathan Bond Ltd(b)
255,000	6.13%, 06/30/2025	250,349
210,000	6.50%, 06/30/2027	202,417
235,000	6.75%, 06/30/2030	217,439
770,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	757,442
110,000	Matador Resources Co(b) 6.88%, 04/15/2028	112,538
1,010,000	Nabors Industries Ltd(b) 7.25%, 01/15/2026	1,003,747

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
$ 155,000	8.13%, 02/15/2029	$ 158,748
255,000	8.38%, 02/15/2032	261,402
776,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	769,363
	Occidental Petroleum Corp
10,000	5.55%, 03/15/2026	10,037
735,000	8.88%, 07/15/2030	853,835
245,000	6.63%, 09/01/2030	259,627
1,363,000	6.13%, 01/01/2031	1,411,536
230,000	7.50%, 05/01/2031	256,017
	Ovintiv Inc
90,000	8.13%, 09/15/2030	101,531
20,000	7.20%, 11/01/2031	21,681
80,000	7.38%, 11/01/2031	87,657
680,000	6.50%, 08/15/2034	721,337
600,000	6.63%, 08/15/2037	626,344
30,000	6.50%, 02/01/2038	31,253
2,095,000	Pertamina Persero PT(b) 2.30%, 02/09/2031	1,731,240
1,800,000	Petroleos de Venezuela SA(b)(g) 6.00%, 05/16/2024	162,900
	Petroleos Mexicanos
1,360,000	6.50%, 03/13/2027	1,280,982
1,645,000	6.70%, 02/16/2032	1,368,052
780,000	7.69%, 01/23/2050	561,059
770,000	Petronas Capital Ltd(b)(f) 3.50%, 04/21/2030	706,160
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	454,256
780,000	3.80%, 09/15/2030	714,725
500,000	Sanchez Energy Corp(g)(i) 0.00%, 02/15/2024	30,000
90,000	Southwestern Energy Co 4.75%, 02/01/2032	82,850
1,125,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	1,152,473
795,000	Sunnova Energy Corp(b)(f) 5.88%, 09/01/2026	618,908
	Targa Resources Corp
725,000	6.13%, 03/15/2033	756,372
1,610,000	6.50%, 03/30/2034	1,729,904
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
80,000	5.50%, 03/01/2030	79,606
70,000	4.88%, 02/01/2031	67,010
440,000	4.00%, 01/15/2032	396,037
570,000	Teck Resources Ltd 6.13%, 10/01/2035	588,485
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	518,337
Principal Amount(a)		Fair Value
Energy — (continued)
	Transocean Inc(b)
$ 525,000	11.50%, 01/30/2027	$ 547,165
513,000	8.75%, 02/15/2030	534,893
	Var Energi ASA(b)
240,000	7.50%, 01/15/2028	253,842
670,000	8.00%, 11/15/2032	749,971
	Venture Global Calcasieu Pass LLC(b)
60,000	3.88%, 08/15/2029	54,009
320,000	6.25%, 01/15/2030	321,940
2,324,000	4.13%, 08/15/2031	2,066,500
1,100,000	Venture Global LNG Inc(b) 9.88%, 02/01/2032	1,185,518
275,000	Viper Energy Inc(b) 7.38%, 11/01/2031	285,884
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	497,804
120,000	4.05%, 02/01/2030	111,963
905,000	6.15%, 04/01/2033	927,911
55,000	5.45%, 04/01/2044	50,551
280,000	5.30%, 03/01/2048	245,660
35,000	5.50%, 08/15/2048	30,953
1,200,000	5.25%, 02/01/2050	1,073,430
2,195,000	Williams Cos Inc 5.15%, 03/15/2034	2,175,216
		69,231,551
Financial — 14.77%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	366,638
440,000	6.00%, 08/01/2029	403,515
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028(f)	152,002
1,371,000	3.00%, 10/29/2028	1,240,509
485,000	6.15%, 09/30/2030	503,389
2,230,000	3.30%, 01/30/2032	1,912,573
160,000	3.40%, 10/29/2033	134,777
100,000	AGFC Capital Trust I(b)(c) 7.33%, 01/15/2067 3-mo. SOFR + 2.01%	56,172
430,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	56,665
200,000	AIB Group PLC(b) 6.61%, 09/13/2029	208,493
	Air Lease Corp
640,000	4.65%, Perpetual(h)	604,286
10,000	4.63%, 10/01/2028	9,729
95,000	3.25%, 10/01/2029	85,917
380,000	3.00%, 02/01/2030	335,892
715,000	3.13%, 12/01/2030	627,573
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(h)	204,793
1,210,000	4.25%, 06/15/2026	1,175,274
195,000	5.95%, 02/15/2029(b)	195,077

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 800,000	Allianz SE(b)(f) 6.35%, 09/06/2053	$ 839,745
870,000	Allstate Corp(c) 8.51%, 08/15/2053 3-mo. SOFR + 3.20%	870,258
370,000	Ally Financial Inc(h) 4.70%, Perpetual	317,214
1,145,000	American Express Co 5.63%, 07/28/2034	1,154,576
1,385,000	American Tower Corp REIT 5.90%, 11/15/2033	1,434,147
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027	223,970
250,000	3.75%, 07/15/2027	228,122
970,000	Apollo Debt Solutions BDC(b) 6.90%, 04/13/2029	979,207
	Ares Capital Corp
555,000	2.88%, 06/15/2028	494,652
785,000	3.20%, 11/15/2031(f)	654,706
245,000	Arthur J Gallagher & Co 5.45%, 07/15/2034	246,620
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	694,833
	Athene Global Funding(b)
620,000	1.61%, 06/29/2026	569,149
1,150,000	2.55%, 11/19/2030	954,273
	Athene Holding Ltd
385,000	3.50%, 01/15/2031	338,318
260,000	6.25%, 04/01/2054	263,869
	Aviation Capital Group LLC(b)
410,000	5.50%, 12/15/2024	408,437
365,000	1.95%, 01/30/2026	340,684
385,000	3.50%, 11/01/2027	358,292
95,000	6.25%, 04/15/2028	96,961
1,145,000	6.75%, 10/25/2028	1,193,756
475,000	6.38%, 07/15/2030	488,980
648,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	625,829
	Banco de Credito del Peru S.A.
353,000	3.13%, 07/01/2030(b)	338,046
211,000	3.13%, 07/01/2030	202,062
210,000	Banco de Credito e Inversiones SA(b)(h) 8.75%, Perpetual	215,942
1,230,000	Banco Mercantil del Norte SA(b)(h) 6.63%, Perpetual	1,123,913
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,570,807
	Bank of America Corp
355,000	5.02%, 07/22/2033	349,411
2,475,000	5.29%, 04/25/2034	2,467,475
1,770,000	5.87%, 09/15/2034	1,835,791
1,600,000	2.48%, 09/21/2036	1,279,733
735,000	3.85%, 03/08/2037	649,789
	Bank of New York Mellon Corp
1,015,000	4.70%, Perpetual(h)	995,952
Principal Amount(a)		Fair Value
Financial — (continued)
$ 555,000	5.83%, 10/25/2033	$ 579,537
	Barclays PLC
760,000	4.38%, Perpetual(h)	623,039
1,315,000	2.28%, 11/24/2027	1,209,320
200,000	5.09%, 06/20/2030	192,668
695,000	7.44%, 11/02/2033	771,976
200,000	6.22%, 05/09/2034	206,280
960,000	7.12%, 06/27/2034	1,023,105
985,000	3.56%, 09/23/2035	844,692
335,000	Barings BDC Inc 3.30%, 11/23/2026	306,261
860,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	799,254
	Blackstone Private Credit Fund
508,000	2.63%, 12/15/2026	463,511
220,000	7.30%, 11/27/2028(b)	229,372
1,530,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	1,379,935
	Blue Owl Capital Corp
592,000	2.63%, 01/15/2027	540,712
1,850,000	2.88%, 06/11/2028	1,635,403
	Blue Owl Credit Income Corp
499,000	4.70%, 02/08/2027	473,385
140,000	6.65%, 03/15/2031(b)	136,618
1,015,000	Blue Owl Finance LLC(b) 3.13%, 06/10/2031	849,855
295,000	Blue Owl Technology Finance Corp 2.50%, 01/15/2027	261,929
	BNP Paribas SA(b)
1,670,000	2.59%, 01/20/2028	1,546,344
1,070,000	5.18%, 01/09/2030	1,070,076
900,000	BPCE SA(b) 7.00%, 10/19/2034	979,703
75,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	69,564
570,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	527,572
885,000	Brookfield Finance Inc 6.35%, 01/05/2034	941,471
500,000	CaixaBank SA(b) 6.84%, 09/13/2034	534,410
425,000	Capital Farm Credit ACA(b)(h) 5.00%, Perpetual	401,625
	Capital One Financial Corp
680,000	2.36%, 07/29/2032	524,004
370,000	6.05%, 02/01/2035	376,700
	Central China Real Estate Ltd(g)
190,000	7.25%, 04/28/2025	6,175
205,000	7.50%, 07/14/2025	8,175
200,000	CIFI Holdings Group Co Ltd(g) 6.00%, 07/16/2025	16,000
	Citigroup Inc
325,000	6.25%, Perpetual(f)(h)	325,835
1,195,000	6.27%, 11/17/2033	1,262,120

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 299,000	6.17%, 05/25/2034	$ 303,631
505,000	Citizens Bank NA 2.25%, 04/28/2025	485,872
89,000	Citizens Financial Group Inc 5.84%, 01/23/2030	88,872
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	467,621
110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	90,742
1,046,000	Corebridge Financial Inc 6.88%, 12/15/2052	1,047,254
400,000	Country Garden Holdings Co Ltd(g) 3.30%, 01/12/2031	25,776
	Credit Agricole SA(b)
845,000	4.00%, 01/10/2033	788,382
1,890,000	6.25%, 01/10/2035	1,921,044
	Deutsche Bank AG
290,000	3.55%, 09/18/2031	255,386
2,174,000	3.73%, 01/14/2032	1,831,021
200,000	3.74%, 01/07/2033	165,201
955,000	Discover Bank(f) 4.65%, 09/13/2028	924,389
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	906,871
	EPR Properties REIT
700,000	4.75%, 12/15/2026	677,481
185,000	3.60%, 11/15/2031	154,616
635,000	Fifth Third Bancorp(f) 4.34%, 04/25/2033	579,614
665,000	GGAM Finance Ltd(b) 6.88%, 04/15/2029	667,494
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	181,301
360,000	3.13%, 06/15/2031	298,131
605,000	7.95%, 06/15/2033	671,383
200,000	6.75%, 03/15/2054	205,163
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	437,167
535,000	4.00%, 01/15/2030	488,432
90,000	3.25%, 01/15/2032	75,765
375,000	6.75%, 12/01/2033	395,233
	Goldman Sachs Group Inc
1,505,000	3.10%, 02/24/2033	1,287,145
510,000	6.45%, 05/01/2036	544,063
865,000	HSBC Holdings PLC 6.16%, 03/09/2029	888,751
145,000	HUB International Ltd(b)(f) 7.38%, 01/31/2032	145,976
500,000	Huntington Bancshares Inc 2.55%, 02/04/2030	425,377
415,000	Huntington National Bank 5.70%, 11/18/2025	412,585
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
45,000	4.75%, 09/15/2024	44,793
Principal Amount(a)		Fair Value
Financial — (continued)
$ 310,000	6.38%, 12/15/2025	$ 307,489
1,241,000	5.25%, 05/15/2027	1,121,542
1,220,000	4.38%, 02/01/2029	1,040,163
255,000	ING Groep NV 6.11%, 09/11/2034	264,752
	Intesa Sanpaolo SpA(b)
200,000	4.20%, 06/01/2032	167,209
310,000	6.63%, 06/20/2033	321,662
655,000	7.20%, 11/28/2033	705,541
1,105,000	Iron Mountain Inc REIT(b)(f) 5.25%, 07/15/2030	1,045,305
845,000	Jefferies Financial Group Inc 5.88%, 07/21/2028	860,194
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(h)	337,208
720,000	1.95%, 02/04/2032	586,613
610,000	5.72%, 09/14/2033	622,177
615,000	6.25%, 10/23/2034	657,061
	Kaisa Group Holdings Ltd(g)
1,015,000	9.38%, 06/30/2024	25,375
1,200,000	11.25%, 04/16/2025	24,000
710,000	KeyCorp 6.40%, 03/06/2035	725,056
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,001,996
742,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 4.25%, 02/01/2027	694,203
660,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	595,816
590,000	Lincoln National Corp(c) 7.62%, 04/20/2067 3-mo. SOFR + 2.30%	452,530
200,000	Logan Group Co Ltd(g) 4.25%, 07/12/2025	17,580
	Macquarie Airfinance Holdings Ltd(b)(f)
65,000	6.40%, 03/26/2029	66,028
140,000	6.50%, 03/26/2031	142,496
600,000	MBIA Insurance Corp(b)(g) 16.84%, 01/15/2033	16,383
	MetLife Inc
915,000	3.85%, Perpetual(h)	879,501
515,000	5.88%, Perpetual(f)(h)	513,439
245,000	9.25%, 04/08/2038(b)	287,157
915,000	10.75%, 08/01/2039	1,240,739
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	908,670
	Morgan Stanley
1,150,000	6.34%, 10/18/2033(f)	1,230,436
1,610,000	5.42%, 07/21/2034	1,614,990
1,480,000	2.48%, 09/16/2036	1,170,509
435,000	5.30%, 04/20/2037	417,339
2,728,000	5.95%, 01/19/2038	2,733,552
145,000	5.94%, 02/07/2039	144,125

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 816,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	$ 560,282
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,494,609
	Nationstar Mortgage Holdings Inc(b)
430,000	5.00%, 02/01/2026	420,800
1,625,000	5.75%, 11/15/2031	1,498,821
705,000	NatWest Group PLC 6.48%, 06/01/2034	716,624
	Navient Corp
10,000	5.88%, 10/25/2024	9,985
35,000	6.75%, 06/15/2026	35,287
800,000	5.00%, 03/15/2027(f)	766,434
805,000	Nippon Life Insurance Co(b) 6.25%, 09/13/2053	841,461
860,000	Northern Trust Corp 6.13%, 11/02/2032	908,439
	Office Properties Income Trust REIT
835,000	4.50%, 02/01/2025	690,031
433,000	2.65%, 06/15/2026	250,173
	OneMain Finance Corp
405,000	6.88%, 03/15/2025	409,234
50,000	3.50%, 01/15/2027	46,415
75,000	3.88%, 09/15/2028	66,906
235,000	5.38%, 11/15/2029	220,950
805,000	4.00%, 09/15/2030	688,956
85,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	86,420
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	555,828
	Prudential Financial Inc
226,000	5.13%, 03/01/2052	211,840
560,000	6.75%, 03/01/2053	582,503
190,000	6.50%, 03/15/2054	192,627
850,000	Realty Income Corp REIT 3.40%, 01/15/2030	773,987
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
3,835,000	2.88%, 10/15/2026	3,543,244
900,000	3.63%, 03/01/2029	809,591
375,000	3.88%, 03/01/2031	326,700
2,160,000	4.00%, 10/15/2033	1,829,716
845,000	Sabra Health Care LP REIT 3.20%, 12/01/2031	701,928
705,000	Safehold GL Holdings LLC REIT 6.10%, 04/01/2034	700,466
460,000	Sammons Financial Group Inc(b) 6.88%, 04/15/2034	463,140
1,065,000	SBA Communications Corp REIT(f) 3.13%, 02/01/2029	939,868
Principal Amount(a)		Fair Value
Financial — (continued)
$ 590,000	Service Properties Trust REIT(f) 4.95%, 02/15/2027	$ 545,724
	Shimao Group Holdings Ltd(g)
235,000	5.60%, 07/15/2026	6,380
400,000	3.45%, 01/11/2031	14,000
400,000	Sino-Ocean Land Treasure IV Ltd(g) 4.75%, 01/14/2030	28,440
150,000	SiriusPoint Ltd(b) 4.60%, 11/01/2026	143,268
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,706,320
2,475,000	4.25%, 08/19/2026	2,374,226
1,220,000	6.07%, 01/19/2035	1,227,265
895,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	751,614
	State Street Corp
675,000	6.70%, Perpetual(f)(h)	684,937
525,000	6.12%, 11/21/2034	547,306
765,000	Stewart Information Services Corp(f) 3.60%, 11/15/2031	624,181
	Sunac China Holdings Ltd(b)(j)
55,921	6.00%, 09/30/2025 PIK rate, 6.00%	6,291
55,921	6.25%, 09/30/2026 PIK rate, 6.25%	5,564
111,845	6.50%, 09/30/2027 PIK rate, 6.50%	9,731
167,767	6.75%, 09/30/2028 PIK rate, 6.75%	12,918
167,767	7.00%, 09/30/2029 PIK rate, 7.00%	11,324
78,818	7.25%, 09/30/2030 PIK rate, 7.25%	4,690
69,127	1.00%, 09/30/2032 PIK rate, 1.00%	4,622
275,000	Synchrony Bank 5.40%, 08/22/2025	272,489
	Synchrony Financial
480,000	4.88%, 06/13/2025	472,858
100,000	4.50%, 07/23/2025	97,990
157,000	3.70%, 08/04/2026	149,312
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	727,239
405,000	Times China Holdings Ltd(g) 6.20%, 03/22/2026	10,631
505,000	Toronto-Dominion Bank 8.13%, 10/31/2082	529,671
695,000	Truist Financial Corp(h) 5.10%, Perpetual	646,516
	UBS Group AG(b)
75,000	9.25%, Perpetual(h)	84,640
250,000	2.19%, 06/05/2026	239,685
695,000	6.37%, 07/15/2026	699,873
675,000	6.44%, 08/11/2028	694,933
1,080,000	4.99%, 08/05/2033	1,037,944

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 975,000	6.54%, 08/12/2033	$ 1,027,933
250,000	9.02%, 11/15/2033	303,337
925,000	5.70%, 02/08/2035	929,681
	UniCredit SpA(b)
400,000	5.86%, 06/19/2032	390,599
280,000	5.46%, 06/30/2035	262,935
	VICI Properties LP / VICI Note Co Inc REIT(b)
350,000	4.63%, 06/15/2025	344,632
650,000	4.50%, 09/01/2026	630,473
365,000	4.25%, 12/01/2026	350,936
195,000	5.75%, 02/01/2027	194,754
1,150,000	3.88%, 02/15/2029	1,058,424
415,000	4.13%, 08/15/2030	377,362
	VICI Properties LP REIT
595,000	4.95%, 02/15/2030	575,399
205,000	5.13%, 05/15/2032	196,082
	Wells Fargo & Co
890,000	3.90%, Perpetual(h)	846,769
575,000	5.88%, Perpetual(h)	573,735
935,000	5.39%, 04/24/2034	929,178
	Yuzhou Group Holdings Co Ltd(g)
315,000	7.70%, 02/20/2025	14,978
200,000	8.30%, 05/27/2025	8,500
200,000	7.85%, 08/12/2026	9,634
		140,757,975
Industrial — 3.63%
590,000	Avnet Inc 5.50%, 06/01/2032	570,705
	BAE Systems PLC(b)
200,000	5.25%, 03/26/2031	200,820
1,735,000	5.30%, 03/26/2034	1,743,697
395,000	Berry Global Inc(b) 5.65%, 01/15/2034	392,842
	Boeing Co
657,000	3.63%, 02/01/2031	578,223
663,000	5.71%, 05/01/2040	634,585
335,000	3.75%, 02/01/2050	233,040
1,395,000	5.81%, 05/01/2050	1,319,848
375,000	5.93%, 05/01/2060	351,576
195,000	Carrier Global Corp 5.90%, 03/15/2034	204,945
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(h)	961,610
200,000	9.13%, Perpetual(h)	217,271
2,630,000	5.20%, 09/17/2030	2,542,165
640,000	3.88%, 07/11/2031	567,046
725,000	Embraer Netherlands Finance BV(b) 7.00%, 07/28/2030	759,185
510,000	Flowserve Corp(f) 3.50%, 10/01/2030	452,792
590,000	GATX Corp 5.45%, 09/15/2033	586,819
50,000	GFL Environmental Inc(b)(f) 6.75%, 01/15/2031	51,241
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 686,000	Global Infrastructure Solutions Inc(b)(f) 7.50%, 04/15/2032	$ 671,091
1,075,000	Graham Packaging Co Inc(b) 7.13%, 08/15/2028	974,696
200,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	185,556
1,070,000	Ingersoll Rand Inc(f) 5.70%, 08/14/2033	1,097,646
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,134,312
930,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	961,230
195,000	JELD-WEN Inc(b)(f) 4.88%, 12/15/2027	186,578
400,000	L3Harris Technologies Inc 5.35%, 06/01/2034	400,003
634,000	LSB Industries Inc(b)(f) 6.25%, 10/15/2028	610,175
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2027	1,210,283
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	609,753
	Nordson Corp
115,000	5.60%, 09/15/2028	117,128
930,000	5.80%, 09/15/2033	970,781
502,000	Owens Corning 7.00%, 12/01/2036	564,779
695,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 6.05%, 08/01/2028	715,076
290,000	Rand Parent LLC(b)(f) 8.50%, 02/15/2030	287,175
1,136,000	Regal Rexnord Corp(b) 6.40%, 04/15/2033	1,178,175
	RTX Corp
150,000	2.38%, 03/15/2032	123,573
1,175,000	5.15%, 02/27/2033	1,177,235
925,000	6.10%, 03/15/2034	988,626
500,000	Sensata Technologies BV(b)(f) 4.00%, 04/15/2029	456,544
105,000	Sensata Technologies Inc(b) 3.75%, 02/15/2031	90,825
415,000	SMBC Aviation Capital Finance Designated Activity Co(b)(f) 5.45%, 05/03/2028	416,171
985,000	TD SYNNEX Corp 1.75%, 08/09/2026	900,454
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	234,576
	TransDigm Inc(b)
485,000	6.88%, 12/15/2030	494,407
695,000	6.63%, 03/01/2032	702,152
840,000	Trimble Inc 6.10%, 03/15/2033	877,537
1,027,000	Trivium Packaging Finance BV(b) 8.50%, 08/15/2027	1,014,189

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,485,000	Veralto Corp(b) 5.45%, 09/18/2033	$ 1,503,369
865,000	Vontier Corp 2.95%, 04/01/2031	723,050
689,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	636,979
		34,582,534
Technology — 3.00%
	Booz Allen Hamilton Inc(b)
755,000	3.88%, 09/01/2028	707,241
555,000	4.00%, 07/01/2029	515,912
	Broadcom Inc
410,000	2.45%, 02/15/2031(b)	345,638
330,000	4.15%, 04/15/2032(b)	306,154
590,000	4.30%, 11/15/2032	554,369
370,000	2.60%, 02/15/2033(b)	300,500
680,000	3.42%, 04/15/2033(b)	589,492
2,200,000	3.47%, 04/15/2034(b)	1,885,200
580,000	3.14%, 11/15/2035(b)	468,583
24,000	3.19%, 11/15/2036(b)	19,100
261,000	4.93%, 05/15/2037(b)	247,706
	CDW LLC / CDW Finance Corp
130,000	2.67%, 12/01/2026	120,715
315,000	4.25%, 04/01/2028	301,504
235,000	3.28%, 12/01/2028	214,188
995,000	3.25%, 02/15/2029	900,884
1,575,000	3.57%, 12/01/2031	1,384,636
	Consensus Cloud Solutions Inc(b)(f)
383,000	6.00%, 10/15/2026	364,023
461,000	6.50%, 10/15/2028	409,834
930,000	Entegris Inc(b) 4.75%, 04/15/2029	891,271
1,440,000	Fiserv Inc 5.63%, 08/21/2033	1,471,080
	Leidos Inc
100,000	4.38%, 05/15/2030	94,755
1,115,000	2.30%, 02/15/2031	921,621
915,000	5.75%, 03/15/2033	938,019
	Marvell Technology Inc
330,000	2.95%, 04/15/2031	285,093
140,000	5.95%, 09/15/2033	145,084
1,065,000	Microchip Technology Inc 5.05%, 03/15/2029	1,065,160
	Micron Technology Inc
370,000	6.75%, 11/01/2029	397,143
1,645,000	4.66%, 02/15/2030	1,606,809
260,000	5.30%, 01/15/2031	261,504
440,000	5.88%, 02/09/2033	455,314
3,275,000	5.88%, 09/15/2033(f)	3,395,423
	MSCI Inc(b)
1,212,000	3.63%, 09/01/2030	1,075,748
200,000	3.25%, 08/15/2033	164,767
506,000	NCR Atleos Corp(b) 9.50%, 04/01/2029	541,222
Principal Amount(a)		Fair Value
Technology — (continued)
$ 215,000	Open Text Corp(b) 6.90%, 12/01/2027	$ 222,308
	Oracle Corp
430,000	6.15%, 11/09/2029	453,192
855,000	3.95%, 03/25/2051	651,455
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	164,862
691,000	Science Applications International Corp(b) 4.88%, 04/01/2028	659,817
40,000	Seagate HDD Cayman 4.09%, 06/01/2029	36,900
200,000	SK Hynix Inc(b)(f) 6.38%, 01/17/2028	205,792
675,000	UKG Inc(b) 6.88%, 02/01/2031	687,641
850,000	VMware LLC 2.20%, 08/15/2031	691,718
	Western Digital Corp
530,000	4.75%, 02/15/2026	517,748
1,140,000	2.85%, 02/01/2029	991,848
		28,628,973
Utilities — 1.52%
	AES Corp
260,000	3.95%, 07/15/2030(b)	236,467
370,000	2.45%, 01/15/2031	302,719
360,000	Calpine Corp(b) 3.75%, 03/01/2031	315,257
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,174,286
	Electricite de France SA(b)
255,000	6.25%, 05/23/2033	267,095
540,000	6.90%, 05/23/2053	588,742
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	873,286
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	186,083
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,251,584
431,000	National Rural Utilities Cooperative Finance Corp(c) 8.49%, 04/30/2043 3-mo. SOFR + 3.17%	429,924
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,176,927
1,050,000	7.00%, 03/15/2033	1,120,409
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	100,287
320,000	3.25%, 06/01/2031	277,851
235,000	4.30%, 03/15/2045	185,692
	PacifiCorp
500,000	5.45%, 02/15/2034	501,609
935,000	5.80%, 01/15/2055	921,784

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 645,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	$ 621,379
839,000	Sempra Global(b) 3.25%, 01/15/2032	692,522
	Southern Co
845,000	5.70%, 03/15/2034	871,486
1,512,000	3.75%, 09/15/2051	1,413,419
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	217,384
729,000	Vistra Corp(b)(h) 8.00%, Perpetual	745,451
		14,471,643
TOTAL CORPORATE BONDS AND NOTES — 47.16% (Cost $461,919,330)		$449,534,594
CONVERTIBLE BONDS
Communications — 0.42%
120,000	Booking Holdings Inc 0.75%, 05/01/2025	231,600
	DISH Network Corp
795,000	21.58%, 12/15/2025(i)	580,350
2,600,000	3.38%, 08/15/2026	1,618,500
	Etsy Inc
280,000	0.13%, 09/01/2027	234,332
655,000	0.25%, 06/15/2028(f)	515,812
65,000	Palo Alto Networks Inc 0.38%, 06/01/2025	185,510
370,000	Spotify USA Inc(i) 4.55%, 03/15/2026	339,660
	Uber Technologies Inc
125,000	(6.37%), 12/15/2025(i)	140,313
145,000	0.88%, 12/01/2028(b)	179,365
		4,025,442
Consumer, Cyclical — 0.18%
435,000	Carnival Corp 5.75%, 12/01/2027	654,675
110,000	NCL Corp Ltd 1.13%, 02/15/2027	103,741
85,000	Royal Caribbean Cruises Ltd 6.00%, 08/15/2025	241,570
665,000	Southwest Airlines Co 1.25%, 05/01/2025	672,980
		1,672,966
Consumer, Non-Cyclical — 0.27%
1,190,000	BioMarin Pharmaceutical Inc(f) 1.25%, 05/15/2027	1,173,697
155,000	Guardant Health Inc(i) 13.00%, 11/15/2027	105,307
	Shift4 Payments Inc
95,000	(3.82%), 12/15/2025(i)	101,650
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 135,000	0.50%, 08/01/2027	$ 125,213
1,280,000	Teladoc Health Inc(f) 1.25%, 06/01/2027	1,078,400
		2,584,267
Technology — 0.17%
130,000	Datadog Inc 0.13%, 06/15/2025	183,170
145,000	Nutanix Inc 0.25%, 10/01/2027	177,625
220,000	ON Semiconductor Corp 0.50%, 03/01/2029	216,480
335,000	Splunk Inc 1.13%, 06/15/2027	334,095
660,000	Unity Software Inc(i) 6.84%, 11/15/2026	559,350
130,000	Zscaler Inc 0.13%, 07/01/2025	177,119
		1,647,839
Utilities — 0.13%
225,000	Evergy Inc(b) 4.50%, 12/15/2027	228,713
155,000	NRG Energy Inc 2.75%, 06/01/2048	256,447
830,000	PPL Capital Funding Inc 2.88%, 03/15/2028	794,310
		1,279,470
TOTAL CONVERTIBLE BONDS — 1.17% (Cost $11,843,513)		$11,209,984
FOREIGN GOVERNMENT BONDS AND NOTES
1,480,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	1,422,319
3,554,000	Argentine Republic Government International Bond(e) 3.50%, 07/09/2041	1,432,469
1,225,000	Australia Government Bond AUD, 2.75%, 11/21/2028	769,007
18,978	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2029	3,791,839
1,965,000	Brazilian Government International Bond 6.00%, 10/20/2033	1,945,116
	Chile Government International Bond
1,755,000	3.50%, 01/31/2034	1,535,563
890,000	3.50%, 01/25/2050	647,853
	Colombia Government International Bond
675,000	7.50%, 02/02/2034	689,446
1,355,000	8.00%, 11/14/2035	1,422,514

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Dominican Republic International Bond
$ 1,400,000	4.88%, 09/23/2032(b)	$ 1,253,387
600,000	4.88%, 09/23/2032	537,166
1,047,000	Ecuador Government International Bond(b)(e) 6.00%, 07/31/2030	708,819
	Egypt Government International Bond(b)
248,000	7.60%, 03/01/2029	228,160
420,000	5.88%, 02/16/2031	335,475
1,045,000	8.50%, 01/31/2047	826,929
585,000	El Salvador Government International Bond(b) 7.65%, 06/15/2035	443,535
875,000	Export-Import Bank of Korea 5.13%, 01/11/2033	891,996
	Ghana Government International Bond
415,000	8.13%, 03/26/2032(b)	212,741
874,000	8.13%, 03/26/2032	444,648
1,145,000	Hungary Government International Bond(b) 6.25%, 09/22/2032	1,189,609
920,000	Indonesia Government International Bond 2.85%, 02/14/2030	819,949
21,940,000,000	Indonesia Treasury Bond IDR, 6.88%, 04/15/2029	1,397,236
	Ivory Coast Government International Bond(b)
515,000	6.38%, 03/03/2028	507,900
200,000	6.13%, 06/15/2033	180,008
840,000	8.25%, 01/30/2037	841,680
720,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	661,464
392,850(k)	Mexican Bonos MXN, 7.50%, 05/26/2033	2,103,235
	Mexico Government International Bond
1,175,000	3.50%, 02/12/2034	977,267
1,190,000	6.35%, 02/09/2035	1,226,779
300,000	6.00%, 05/07/2036	300,617
780,000	6.34%, 05/04/2053	769,546
800,000	6.40%, 05/07/2054	797,023
	Morocco Government International Bond(b)
855,000	3.00%, 12/15/2032	686,138
355,000	5.50%, 12/11/2042	311,512
2,285,000	New South Wales Treasury Corp AUD, 3.00%, 03/20/2028	1,438,640
3,950,000	New Zealand Government Bond NZD, 3.50%, 04/14/2033	2,178,048
1,220,000	Nigeria Government International Bond(b) 7.38%, 09/28/2033	1,042,612
23,640,000	Norway Government Bond(b) NOK, 1.75%, 03/13/2025	2,126,665
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Panama Government International Bond
$ 600,000	3.88%, 03/17/2028	$ 547,425
22,000	7.50%, 03/01/2031	22,804
737,000	8.00%, 03/01/2038	772,089
	Paraguay Government International Bond(b)
805,000	6.00%, 02/09/2036(f)	816,823
200,000	6.10%, 08/11/2044	193,793
	Philippine Government International Bond
1,260,000	3.70%, 03/01/2041	1,036,352
740,000	2.95%, 05/05/2045	515,226
900,000	2.65%, 12/10/2045	596,382
	Qatar Government International Bond
785,000	3.75%, 04/16/2030(b)	752,682
1,000,000	5.10%, 04/23/2048	971,302
	Republic of Poland Government International Bond
1,265,000	4.88%, 10/04/2033	1,244,522
1,330,000	5.50%, 04/04/2053	1,324,119
2,330,000	5.50%, 03/18/2054	2,311,639
46,150,000	Republic of South Africa Government Bond ZAR, 8.88%, 02/28/2035	1,942,491
1,835,000	Republic of South Africa Government International Bond 5.88%, 06/22/2030	1,699,669
300,000	Republic of Uzbekistan International Bond(b) 7.85%, 10/12/2028	313,518
	Romanian Government International Bond
1,110,000	7.13%, 01/17/2033(b)	1,185,569
710,000	7.13%, 01/17/2033	758,337
1,442,000	6.38%, 01/30/2034(b)	1,460,659
	Saudi Government International Bond(b)
1,915,000	5.50%, 10/25/2032	1,982,446
1,540,000	4.50%, 10/26/2046	1,314,030
1,250,000	Serbia International Bond(b) 6.50%, 09/26/2033	1,273,437
	Turkey Government International Bond
830,000	9.38%, 03/14/2029	901,588
980,000	7.63%, 04/26/2029	997,640
1,550,000	EUR, 5.88%, 05/21/2030	1,663,862
2,155,000	9.13%, 07/13/2030	2,330,094
380,000	7.63%, 05/15/2034	380,950
	Ukraine Government International Bond
745,000	7.75%, 09/01/2026	260,750
425,000	7.75%, 09/01/2028	137,833
1,835,000	United Kingdom Gilt GBP, 0.25%, 01/31/2025	2,233,359

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,700,000	Venezuela Government International Bond(g) 7.65%, 04/21/2025	$ 236,300
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 7.48% (Cost $71,737,612)		$71,272,600
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.64%
712,010	A&D Mortgage Trust(b)(e) Series 2023-NQM3 Class A1 6.73%, 07/25/2068	713,433
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
141,100	2.96%, 09/25/2065(e)	130,948
	Series 2021-A Class A1
1,249,918	1.07%, 09/25/2065(d)	1,088,016
	Series 2022-B Class A1
1,525,236	3.50%, 03/27/2062(e)	1,426,587
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
309,427	1.31%, 05/25/2066(d)	261,138
	Series 2022-5 Class A1
785,146	4.50%, 05/25/2067(e)	762,881
	Series 2023-1 Class A1
688,232	4.75%, 09/26/2067(e)	667,285
251,486	Angel Oak SB Commercial Mortgage Trust(b)(d) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	228,816
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
134,982	3.81%, 01/25/2049	128,064
	Series 2019-2 Class A1
515,950	3.35%, 04/25/2049	483,042
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	394,086
1,060,000	BBCMS Mortgage Trust(b)(c) Series 2018-TALL Class A 6.25%, 03/15/2037 1-mo. SOFR + 0.92%	1,017,691
34,399	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	31,926
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	7.45%, 12/15/2038 1-mo. SOFR + 2.12%	121,852
	Series 2021-NRD Class C
145,000	7.75%, 12/15/2038 1-mo. SOFR + 2.42%	135,273
	Series 2021-NRD Class D
90,000	9.05%, 12/15/2038 1-mo. SOFR + 3.72%	83,097
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-OANA Class A
$ 1,455,000	7.22%, 04/15/2037 1-mo. SOFR + 1.90%	$ 1,462,284
	Series 2022-STAR Class A
480,000	8.56%, 08/15/2039 1-mo. SOFR + 3.23%	481,183
150,018	Bunker Hill Loan Depositary Trust(b)(e) Series 2019-2 Class A1 2.88%, 07/25/2049	141,710
730,000	BX Commercial Mortgage Trust(b)(c) Series 2022-AHP Class B 7.17%, 01/17/2039 1-mo. SOFR + 1.84%	719,962
	BX Trust(b)
	Series 2019-OC11 Class D
2,190,000	3.94%, 12/09/2041(d)	1,929,879
	Series 2022-CLS Class A
564,000	5.76%, 10/13/2027	565,834
	Series 2024-XL5 Class A
1,200,000	6.69%, 03/15/2041(c) 1-mo. SOFR + 1.39%	1,200,604
775,000	CENT Trust(b)(c) Series 2023-CITY Class A 7.95%, 09/15/2038 1-mo. SOFR + 2.62%	782,742
185,000	Citigroup Mortgage Loan Trust(b)(d) Series 2019-RP1 Class M2 4.00%, 01/25/2066	164,834
	COLT Mortgage Loan Trust(b)
	Series 2021-2R Class A1
44,724	0.80%, 07/27/2054	38,749
	Series 2022-4 Class A1
1,338,859	4.30%, 03/25/2067(d)	1,303,251
	Series 2022-5 Class A1
3,210,623	4.55%, 04/25/2067(d)	3,208,477
	Series 2023-3 Class A1
1,917,619	7.18%, 09/25/2068(e)	1,953,614
	Series 2023-4 Class A1
212,156	7.16%, 10/25/2068(e)	216,013
	COMM Mortgage Trust
	Series 2012-LC4 Class B
57,400	4.93%, 12/10/2044(d)	52,319
	Series 2013-300P Class A1
1,500,000	4.35%, 08/10/2030(b)	1,410,408
75,419	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	70,095
	CoreVest American Finance Ltd(b)(e)
	Series 2021-RTL1 Class A1
670,000	2.24%, 03/28/2029	642,760

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-RTL1 Class A1
$ 495,000	7.55%, 12/28/2030	$ 497,524
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	243,813
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	64,103
	Series 2019-ICE4 Class A
2,244,416	6.35%, 05/15/2036(c) 1-mo. SOFR + 1.03%	2,244,421
	Series 2020-RPL3 Class A1
152,176	4.08%, 03/25/2060(d)	151,523
	Series 2021-RPL1 Class A1
230,002	4.04%, 09/27/2060(d)	222,106
235,000	DBUBS Mortgage Trust(b)(d) Series 2017-BRBK Class D 3.53%, 10/10/2034	200,032
460,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.14%, 09/12/2040	469,168
1,898,981	Deephaven Residential Mortgage Trust(b)(d) Series 2022-1 Class A1 2.21%, 01/25/2067	1,694,551
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
49,836	3.05%, 11/25/2059	46,785
	Series 2022-1 Class A1
1,007,996	2.21%, 01/25/2067	854,985
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
2,354,209	7.14%, 07/15/2038 1-mo. SOFR + 1.81%	2,352,001
	Series 2021-ESH Class D
118,853	7.69%, 07/15/2038 1-mo. SOFR + 2.36%	118,705
144,811	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	136,532
	GS Mortgage Securities Corp Trust(b)(d)
	Series 2013-G1 Class B
89,438	3.72%, 04/10/2031	82,803
	Series 2013-PEMB Class A
130,000	3.55%, 03/05/2033	102,900
	Series 2013-PEMB Class D
430,000	3.55%, 03/05/2033	200,836
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,729,162	Imperial Fund Mortgage Trust(b)(e) Series 2022-NQM3 Class A1 4.38%, 05/25/2067	$ 1,673,557
857,000	INTOWN Mortgage Trust(b)(c) Series 2022-STAY Class A 7.81%, 08/15/2039 1-mo. SOFR + 2.49%	861,285
313,934	JPMorgan Chase Commercial Mortgage Securities Trust(b)(d) Series 2012-LC9 Class C 3.77%, 12/15/2047	288,216
	Legacy Mortgage Asset Trust(b)
	Series 2020-GS1 Class A1
261,746	6.88%, 10/25/2059(e)	261,688
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	177,715
	Series 2021-GS4 Class A1
101,777	1.65%, 11/25/2060(e)	98,436
61,148	LHOME Mortgage Trust(b)(e) Series 2021-RTL2 Class A1 3.09%, 06/25/2026	60,989
	Med Trust(b)(c)
	Series 2021-MDLN Class B
104,499	6.89%, 11/15/2038 1-mo. SOFR + 1.56%	104,205
	Series 2021-MDLN Class C
268,710	7.24%, 11/15/2038 1-mo. SOFR + 1.91%	267,867
	Series 2021-MDLN Class D
129,379	7.44%, 11/15/2038 1-mo. SOFR + 2.11%	128,894
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.45%, 04/25/2055	788,722
	MFA Trust(b)
	Series 2020-NQM3 Class A1
776,947	1.01%, 01/26/2065(d)	706,141
	Series 2022-INV2 Class A1
496,013	4.95%, 07/25/2057(e)	486,393
	Series 2022-NQM2 Class A1
288,288	4.00%, 05/25/2067(e)	274,701
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class B1
639,064	3.25%, 01/25/2061	542,483
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	536,430

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-GS1 Class A1
$ 176,115	2.75%, 07/25/2059	$ 167,543
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,271,922
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2012-CKSV Class A2
89,331	3.28%, 10/15/2030(b)	79,587
	Series 2013-C11 Class B
80,000	4.08%, 08/15/2046(d)	49,523
	Series 2013-C12 Class C
75,000	6.05%, 10/15/2046(d)	69,171
	Series 2015-C25 Class A4
915,000	3.37%, 10/15/2048	890,412
	New Residential Mortgage Loan Trust(b)
	Series 2016-4A Class B1A
619,149	4.50%, 11/25/2056(d)	583,373
	Series 2017-2A Class A3
1,236,911	4.00%, 03/25/2057(d)	1,167,307
	Series 2019-RPL2 Class M2
670,000	3.75%, 02/25/2059(d)	582,942
	Series 2020-NQM1 Class A3
901,934	2.77%, 01/26/2060(d)	825,517
	Series 2021-NQ2R Class A1
394,531	0.94%, 10/25/2058(d)	357,937
	Series 2022-NQM2 Class A1
2,796,578	3.08%, 03/27/2062(d)	2,528,990
	Series 2022-RTL1 Class A1F
1,177,000	4.34%, 12/25/2026	1,170,502
884,000	NewRez Warehouse Securitization Trust(b)(c) Series 2021-1 Class B 6.34%, 05/25/2055 1-mo. SOFR + 1.01%	883,768
	NYMT Loan Trust(b)
	Series 2022-CP1 Class A1
1,343,607	2.04%, 07/25/2061	1,217,973
	Series 2024-CP1 Class A1
1,530,179	3.75%, 02/25/2068(d)	1,406,432
947,896	Onslow Bay Financial LLC(b)(e) Series 2023-NQM5 Class A1A 6.57%, 06/25/2063	955,952
1,150,000	ORL Trust(b)(c) Series 2023-GLKS Class A 7.68%, 10/19/2036 1-mo. SOFR + 2.35%	1,154,312
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 384,816	Palisades Mortgage Loan Trust(b)(e) Series 2021-RTL1 Class A1 3.49%, 06/25/2026	$ 384,816
1,040,000	PRET Trust(b)(d) Series 2024-RPL1 Class A1 3.90%, 10/25/2063	979,298
288,091	Provident Funding Mortgage Trust(b)(d) Series 2019-1 Class A2 3.00%, 12/25/2049	243,109
	PRP Advisors LLC(b)
	Series 2020-4 Class A1
185,515	5.61%, 10/25/2025(e)	185,096
	Series 2021-2 Class A1
391,426	5.12%, 03/25/2026(d)	387,623
	Series 2021-8 Class A1
266,079	1.74%, 09/25/2026(d)	255,495
	Series 2021-RPL1 Class A1
715,927	1.32%, 07/25/2051(e)	638,653
	Series 2022-5 Class A1
699,413	6.90%, 09/27/2027(e)	701,554
112,211	RCKT Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	94,764
316,755	RCO VII Mortgage LLC(b)(e) Series 2024-1 Class A1 7.02%, 01/25/2029	315,808
298,830	Redwood Funding Trust(b)(e) Series 2023-1 Class A 7.50%, 07/25/2059	293,714
167,962	Starwood Mortgage Residential Trust(b)(d) Series 2021-3 Class A3 1.52%, 06/25/2056	135,985
227,084	Toorak Mortgage Corp Ltd(b)(e) Series 2021-1 Class A1 3.24%, 06/25/2024	224,683
130,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	129,998
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	4.03%, 07/25/2056(d)	579,274
	Series 2017-1 Class A2
525,000	3.50%, 10/25/2056(d)	513,369
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	605,785
	Series 2017-4 Class A2
630,000	3.00%, 06/25/2057(d)	571,308
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(d)	275,690
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(d)	715,796
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(d)	82,832

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-5 Class M1
$ 170,000	3.25%, 07/25/2058(d)	$ 140,021
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	281,587
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,411,805
	Series 2019-2 Class A2
1,170,000	3.75%, 12/25/2058(d)	1,041,590
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	816,706
	Series 2019-4 Class A1
191,860	2.90%, 10/25/2059(d)	179,314
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	541,205
	Series 2019-HY2 Class M1
925,000	7.04%, 05/25/2058(c) 1-mo. SOFR + 1.71%	965,366
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(d)	84,291
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(d)	849,637
	VCAT LLC(b)(e)
	Series 2021-NPL1 Class A1
29,078	5.29%, 12/26/2050	28,871
	Series 2021-NPL4 Class A1
451,946	1.87%, 08/25/2051	437,222
	Series 2021-NPL5 Class A1
317,716	1.87%, 08/25/2051	309,709
	Series 2021-NPL6 Class A1
547,153	1.92%, 09/25/2051	530,277
	Verus Securitization Trust(b)(e)
	Series 2022-4 Class A1
1,231,041	4.47%, 04/25/2067	1,201,507
	Series 2022-5 Class A1
948,426	3.80%, 04/25/2067	882,948
	Series 2022-6 Class A1
710,406	4.91%, 06/25/2067	701,536
	Series 2022-7 Class A1
1,370,379	5.15%, 07/25/2067	1,359,918
	Series 2023-8 Class A1
861,139	6.26%, 12/25/2068	864,681
	Visio Trust(b)
	Series 2019-2 Class A1
218,635	2.72%, 11/25/2054(d)	207,603
	Series 2020-1R Class A1
959,514	1.31%, 11/25/2055	889,240
	Series 2020-1R Class A2
111,594	1.57%, 11/25/2055	100,363
	Series 2022-1 Class A2
904,174	5.85%, 08/25/2057(e)	895,178
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 79,431	VOLT XCII LLC(b)(e) Series 2021-NPL1 Class A1 4.89%, 02/27/2051	$ 77,457
232,426	VOLT XCIII LLC(b)(e) Series 2021-NPL2 Class A1 4.89%, 02/27/2051	225,553
197,126	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 5.24%, 02/27/2051	192,615
126,964	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 5.12%, 03/27/2051	124,217
332,261	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 5.24%, 04/25/2051	325,828
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
137,839	3.95%, 07/15/2046	126,875
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	115,351
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
220,000	4.19%, 08/15/2046(d)	184,791
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	155,889
	Series 2014-C24 Class AS
1,490,000	3.93%, 11/15/2047	1,428,961
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(d)	64,830
		82,380,118
U.S. Government Agency — 1.92%
	Federal Home Loan Mortgage Corp
842,799	6.00%, 10/01/2038	856,304
2,666,277	5.50%, 12/01/2052	2,658,119
2,101,470	5.50%, 01/01/2053	2,092,358
3,113,218	6.00%, 03/01/2053	3,144,100
150,284	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA3 Class M1A 7.32%, 04/25/2042 1-mo. SOFR + 2.00%	152,227
	Federal National Mortgage Association
1,644,189	5.00%, 10/01/2052	1,605,382
1,482,220	4.50%, 11/01/2052	1,411,416
1,072,460	5.00%, 11/01/2052	1,047,064
3,951,752	6.00%, 04/01/2053	3,989,883

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 1,335,950	5.50%, 07/01/2053	$ 1,329,214
		18,286,067
TOTAL MORTGAGE-BACKED SECURITIES — 10.56% (Cost $103,041,423)		$100,666,185
MUNICIPAL BONDS AND NOTES
1,130,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	974,005
TOTAL MUNICIPAL BONDS AND NOTES — 0.10% (Cost $1,125,962)		$974,005
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	5.00%, 08/31/2025(l)	5,010,156
56,650,000	4.63%, 02/28/2026(f)	56,603,528
2,325,000	4.50%, 03/31/2026	2,319,188
705,000	4.00%, 02/15/2034	693,323
3,025,000	4.00%, 11/15/2052	2,844,091
4,795,000	3.63%, 05/15/2053	4,212,857
9,185,000	4.25%, 02/15/2054	9,032,873
TOTAL U.S. TREASURY BONDS AND NOTES — 8.47% (Cost $80,390,307)		$80,716,016
Shares
COMMON STOCK
Communications — 0.07%
95,643	Altice USA Inc Class A(m)	249,629
36,899	Paramount Global Class B	434,301
		683,930
Consumer, Cyclical — 0.01%
650	NMG Parent LLC(m)	113,750
Consumer, Non-Cyclical — 0.10%
2,288	AbbVie Inc	416,645
327	Clarivate PLC(f)(m)	2,430
899	Elevance Health Inc	466,167
662	Rising Tide Holdings Inc(m)	1,489
		886,731
Shares		Fair Value
Energy — 0.07%
3,500	Diamondback Energy Inc	$ 693,595
TOTAL COMMON STOCK — 0.25% (Cost $3,518,372)		$2,378,006
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.02%
7,075	Clarivate PLC 5.25%	210,411
Energy — 0.06%
12,538	El Paso Energy Capital Trust I 4.75%	601,322
Financial — 0.17%
465	Bank of America Corp 7.25%	555,149
745,000	Charles Schwab Corp Series H 4.00%	628,597
315	Wells Fargo & Co 7.50%	384,256
		1,568,002
TOTAL CONVERTIBLE PREFERRED STOCK — 0.25% (Cost $2,969,645)		$2,379,735
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.06%
$10,205,000	U.S. Treasury Bills(i) 5.25%, 06/27/2024	10,074,692
Repurchase Agreements — 10.26%
24,458,234	Undivided interest of 13.67% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $24,458,234 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(n)	24,458,234

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 24,458,234	Undivided interest of 13.71% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $24,458,234 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(n)	$ 24,458,234
24,458,234	Undivided interest of 13.80% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $24,458,234 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(n)	24,458,234
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 24,458,234	Undivided interest of 17.76% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $24,458,234 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(n)	$ 24,458,234
		97,832,936
TOTAL SHORT TERM INVESTMENTS — 11.32% (Cost $107,907,628)		$107,907,628
TOTAL INVESTMENTS — 108.44% (Cost $1,052,440,124)		$1,033,705,358
OTHER ASSETS & LIABILITIES, NET — (8.44)%		$(80,458,546)
TOTAL NET ASSETS — 100.00%		$953,246,812

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2024.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2024. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at March 28, 2024.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
ZAR	South African Rand
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
U.S. 10 Year Treasury Ultra Futures	1,035	USD	118,621	Jun 2024	$(430,671)
U.S. 5 Year Treasury Note Futures	187	USD	20,012	Jun 2024	105,825
Long
U.S. 10 Year Treasury Note Futures	240	USD	26,591	Jun 2024	172,500
U.S. 2 Year Treasury Note Futures	1	USD	204	Jun 2024	(204)
U.S. Long Bond Futures	968	USD	116,584	Jun 2024	711,006
U.S. Ultra Bond Futures	279	USD	35,991	Jun 2024	707,237
				Net Appreciation	$1,265,693
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.26%
$ 800,000	AB BSL Ltd(a)(b) Series 2023-4A Class A 7.32%, 04/20/2036 3-mo. SOFR + 2.00%	$ 806,258
800,000	AGL Ltd(a)(b) Series 2022-17A Class A 6.65%, 01/21/2035 3-mo. SOFR + 1.33%	800,448
	AmeriCredit Automobile Receivables Trust
	Series 2021-1 Class D
1,500,000	1.21%, 12/18/2026	1,418,046
	Series 2023-2 Class C
550,000	6.00%, 07/18/2029	558,679
1,441,461	Capital One Prime Auto Receivables Trust Series 2022-1 Class A3 3.17%, 04/15/2027	1,412,305
	CCG Receivables Trust(a)
	Series 2020-1 Class B
607,727	1.19%, 12/14/2027	604,815
	Series 2023-1 Class A2
601,906	5.82%, 09/16/2030	603,913
800,000	Cedar Funding VI Ltd(a)(b) Series 2016-6A Class ARR 6.63%, 04/20/2034 3-mo. SOFR + 1.31%	800,001
789,000	Chase Auto Owner Trust(a) Series 2024-1A Class A3 5.13%, 05/25/2029	791,041
800,000	CIFC Funding Ltd(a)(b) Series 2019-5A Class A1R1 6.72%, 01/15/2035 3-mo. SOFR + 1.40%	800,850
975,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	928,986
2,147,000	Discover Card Execution Note Trust Series 2022-A3 Class A3 3.56%, 07/15/2027	2,100,374
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,148,754
800,000	Elmwood Ltd(a)(b) Series 2024-3A Class A 6.84%, 04/18/2037 3-mo. SOFR + 1.52%	800,143
800,000	Flatiron Ltd(a)(b) Series 2021-1A Class A1 6.68%, 07/19/2034 3-mo. SOFR + 1.37%	800,630
2,100,000	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	2,103,809
800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 6.80%, 04/20/2034 3-mo. SOFR + 1.48%	800,475
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	$ 1,045,086
800,000	Palmer Square Ltd(a)(b) Series 2022-1A Class A 6.64%, 04/20/2035 3-mo. SOFR + 1.32%	800,610
800,000	Park Avenue Institutional Advisers Ltd(a)(b) Series 2021-1A Class A1A 6.97%, 01/20/2034 3-mo. SOFR + 1.65%	800,480
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
699,625	1.35%, 07/15/2027	679,121
	Series 2021-3 Class D
1,200,000	1.33%, 09/15/2027	1,156,064
	Series 2021-4A Class D
2,000,000	1.67%, 10/15/2027	1,900,699
	Series 2023-3 Class B
550,000	5.61%, 07/17/2028	551,249
	Series 2023-4 Class B
550,000	5.77%, 12/15/2028	553,827
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	305,047
900,000	Texas Debt Capital Ltd(a)(b) Series 2023-1A Class A 7.12%, 04/20/2036 3-mo. SOFR + 1.80%	905,081
545,000	Venture Ltd(a)(b) Series 2021-44A Class A1N 6.78%, 10/20/2034 3-mo. SOFR + 1.46%	544,613
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	466,356
TOTAL ASSET-BACKED SECURITIES — 6.26% (Cost $27,444,066)		$26,987,760
BANK LOANS
2,359,811	Vyaire Medical Inc(b) 10.34%, 04/16/2025 3-mo. SOFR + 5.05%	1,442,435
TOTAL BANK LOANS — 0.33% (Cost $2,333,666)		$1,442,435
CORPORATE BONDS AND NOTES
Basic Materials — 1.49%
	Celanese US Holdings LLC
675,000	1.40%, 08/05/2026	615,369
500,000	6.17%, 07/15/2027	509,255
595,000	6.33%, 07/15/2029	616,985
1,810,000	CF Industries Inc(a) 4.50%, 12/01/2026	1,765,079

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,075,000	Georgia-Pacific LLC(a) 1.75%, 09/30/2025	$ 1,020,312
855,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	883,531
1,090,000	International Flavors & Fragrances Inc(a) 1.23%, 10/01/2025	1,020,240
		6,430,771
Communications — 3.78%
1,040,000	AT&T Inc 4.25%, 03/01/2027	1,021,051
2,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.15%, 11/10/2026	2,015,662
1,415,000	Cisco Systems Inc(c) 4.85%, 02/26/2029	1,425,445
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,610,661
	Meta Platforms Inc
1,060,000	3.50%, 08/15/2027	1,019,865
1,020,000	4.60%, 05/15/2028(c)	1,019,447
2,400,000	Netflix Inc(a) 5.38%, 11/15/2029	2,449,170
1,405,000	Rogers Communications Inc(c) 5.00%, 02/15/2029	1,395,243
2,290,000	Sprint Capital Corp 6.88%, 11/15/2028	2,440,309
2,000,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,892,515
		16,289,368
Consumer, Cyclical — 5.34%
1,070,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	1,021,932
2,000,000	Aptiv PLC / Aptiv Corp 2.40%, 02/18/2025	1,941,376
1,500,000	Cinemark USA Inc(a) 8.75%, 05/01/2025	1,503,750
2,250,000	DR Horton Inc 1.30%, 10/15/2026	2,046,545
3,000,000	Ford Motor Credit Co LLC 2.30%, 02/10/2025	2,909,302
2,000,000	General Motors Financial Co Inc 5.40%, 04/06/2026	2,000,744
1,500,000	Hyatt Hotels Corp 5.75%, 01/30/2027	1,523,341
	Hyundai Capital America(a)
2,000,000	1.00%, 09/17/2024	1,956,604
1,745,000	5.30%, 01/08/2029	1,747,313
431,000	5.35%, 03/19/2029	432,494
2,000,000	Las Vegas Sands Corp(c) 3.20%, 08/08/2024	1,978,033
1,000,000	Tapestry Inc 7.05%, 11/27/2025	1,020,576
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 3,000,000	Warnermedia Holdings Inc 3.79%, 03/15/2025	$ 2,944,412
		23,026,422
Consumer, Non-Cyclical — 7.51%
	AbbVie Inc(c)
1,835,000	4.80%, 03/15/2027	1,836,895
1,840,000	4.80%, 03/15/2029	1,842,700
	Amgen Inc
685,000	5.25%, 03/02/2025	682,923
1,610,000	5.15%, 03/02/2028	1,620,321
1,120,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	1,019,722
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	986,021
1,000,000	Becton Dickinson & Co 4.69%, 02/13/2028	989,835
1,090,000	Block Inc 2.75%, 06/01/2026	1,025,127
1,510,000	Bristol-Myers Squibb Co(c) 4.90%, 02/22/2029	1,516,356
465,000	Campbell Soup Co 5.20%, 03/21/2029	467,228
1,000,000	CVS Health Corp 5.00%, 02/20/2026	996,508
1,010,000	ERAC USA Finance LLC(a)(c) 3.30%, 12/01/2026	962,245
2,140,000	Gartner Inc(a) 4.50%, 07/01/2028	2,038,579
685,000	GE HealthCare Technologies Inc 5.65%, 11/15/2027	697,524
1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	1,306,272
	HCA Inc
2,000,000	3.13%, 03/15/2027	1,891,496
1,000,000	5.20%, 06/01/2028	1,002,829
1,000,000	IQVIA Inc 5.70%, 05/15/2028	1,013,869
1,395,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc 3.00%, 02/02/2029	1,235,204
1,125,000	Kenvue Inc 5.05%, 03/22/2028	1,137,088
1,000,000	Medtronic Global Holdings SCA 4.25%, 03/30/2028	982,411
	Pfizer Investment Enterprises Pte Ltd
2,000,000	4.45%, 05/19/2026	1,979,213
1,245,000	4.45%, 05/19/2028	1,227,285
1,000,000	Roche Holdings Inc(a) 5.27%, 11/13/2026	1,009,186
1,000,000	UnitedHealth Group Inc(c) 4.25%, 01/15/2029	979,970
2,000,000	Viatris Inc 1.65%, 06/22/2025	1,901,905
		32,348,712

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Energy — 3.27%
$ 1,285,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	$ 1,295,785
3,000,000	Canadian Natural Resources Ltd(c) 2.05%, 07/15/2025	2,869,943
1,830,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,741,697
	Energy Transfer LP
1,500,000	3.90%, 05/15/2024	1,496,599
2,000,000	6.05%, 12/01/2026(c)	2,039,410
	EQT Corp
277,000	6.13%, 02/01/2025	277,330
100,000	3.13%, 05/15/2026(a)	94,773
2,000,000	Midwest Connector Capital Co LLC(a) 3.90%, 04/01/2024	2,000,000
1,000,000	ONEOK Inc 5.55%, 11/01/2026	1,009,152
	Ovintiv Inc
1,015,000	5.65%, 05/15/2025	1,015,173
260,000	5.65%, 05/15/2028	264,299
		14,104,161
Financial — 31.40%
1,400,000	ABN AMRO Bank NV(a) 6.34%, 09/18/2027	1,424,023
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
2,500,000	1.75%, 10/29/2024	2,440,531
1,405,000	6.10%, 01/15/2027	1,427,993
500,000	AIB Group PLC(a) 7.58%, 10/14/2026	513,011
2,315,000	Air Lease Corp 4.63%, 10/01/2028	2,252,361
940,000	Aircastle Ltd(a) 6.50%, 07/18/2028	958,855
	Ally Financial Inc
1,000,000	3.88%, 05/21/2024	997,000
1,430,000	5.75%, 11/20/2025(c)	1,419,702
	American Express Co
1,000,000	5.39%, 07/28/2027	1,003,402
1,020,000	5.10%, 02/16/2028	1,018,426
2,180,000	American Tower Corp REIT 2.75%, 01/15/2027	2,041,452
	Ares Capital Corp
1,435,000	2.15%, 07/15/2026(c)	1,321,391
800,000	7.00%, 01/15/2027	822,991
2,260,000	Athene Global Funding(a) 1.73%, 10/02/2026	2,050,948
1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	1,210,659
4,400,000	Banco Santander SA 1.72%, 09/14/2027	4,013,264
	Bank of America Corp
3,000,000	1.53%, 12/06/2025	2,915,682
7,055,000	6.20%, 11/10/2028	7,298,085
	Bank of Nova Scotia
3,000,000	0.70%, 04/15/2024	2,994,690
Principal Amount		Fair Value
Financial — (continued)
$ 2,500,000	3.45%, 04/11/2025	$ 2,450,419
1,680,000	Banque Federative du Credit Mutuel SA(a) 1.60%, 10/04/2026	1,536,939
1,000,000	Barclays PLC 3.65%, 03/16/2025	980,844
1,060,000	BNP Paribas SA(a) 2.22%, 06/09/2026	1,019,194
	BPCE SA(a)
360,000	4.50%, 03/15/2025	354,689
475,000	5.98%, 01/18/2027	476,226
430,000	CaixaBank SA(a) 5.67%, 03/15/2030	429,751
2,000,000	Canadian Imperial Bank of Commerce 5.93%, 10/02/2026	2,038,358
2,080,000	Capital One Financial Corp 4.20%, 10/29/2025	2,033,052
	Citigroup Inc
950,000	1.28%, 11/03/2025	924,138
2,500,000	6.14%, 06/09/2027(b) 1-day SOFR + 0.77%	2,494,554
1,355,000	CNO Global Funding(a) 1.75%, 10/07/2026	1,234,949
1,595,000	Corebridge Financial Inc 3.65%, 04/05/2027	1,522,213
630,000	Credit Agricole SA(a)(c) 5.34%, 01/10/2030	628,204
3,400,000	Credit Suisse AG 7.50%, 02/15/2028	3,666,178
710,000	Danske Bank A/S(a) 1.55%, 09/10/2027	647,340
	Deutsche Bank AG
1,035,000	4.50%, 04/01/2025	1,017,670
1,765,000	2.13%, 11/24/2026	1,664,414
1,120,000	2.31%, 11/16/2027	1,023,974
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,368,537
1,085,000	Equinix Inc REIT 1.00%, 09/15/2025	1,014,682
990,000	Fifth Third Bancorp 6.34%, 07/27/2029	1,020,562
1,005,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	1,032,223
2,500,000	Goldman Sachs Group Inc 5.80%, 08/10/2026	2,508,103
1,370,000	ING Groep NV 6.08%, 09/11/2027	1,386,919
1,265,000	Intercontinental Exchange Inc 4.00%, 09/15/2027	1,227,698
1,260,000	Intesa Sanpaolo SpA(a) 5.71%, 01/15/2026	1,249,047
840,000	Jefferies Financial Group Inc 6.05%, 03/12/2025	840,889
	JPMorgan Chase & Co
2,000,000	3.85%, 06/14/2025(c)	1,991,287
2,000,000	0.77%, 08/09/2025	1,962,239
4,000,000	2.60%, 02/24/2026	3,896,642
2,000,000	5.04%, 01/23/2028	1,993,103
2,000,000	JPMorgan Chase Bank NA 5.11%, 12/08/2026	2,005,742

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,680,000	Lloyds Banking Group PLC 5.46%, 01/05/2028	$ 1,680,370
	LPL Holdings Inc
850,000	4.63%, 11/15/2027(a)	815,730
390,000	6.75%, 11/17/2028	408,451
3,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	2,845,716
	Morgan Stanley
2,400,000	3.62%, 04/17/2025	2,397,319
2,000,000	1.16%, 10/21/2025	1,947,384
2,000,000	5.05%, 01/28/2027	1,992,308
4,220,000	3.95%, 04/23/2027	4,074,417
820,000	5.12%, 02/01/2029	818,001
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	995,881
2,000,000	NatWest Markets PLC(a) 0.80%, 08/12/2024	1,964,719
1,500,000	New York Life Global Funding(a) 4.70%, 04/02/2026	1,488,119
2,105,000	PNC Bank NA 4.05%, 07/26/2028	2,005,792
1,800,000	Principal Life Global Funding II(a) 0.75%, 04/12/2024	1,797,566
3,030,000	Royal Bank of Canada(c) 5.20%, 08/01/2028	3,060,171
1,340,000	Santander Holdings USA Inc 2.49%, 01/06/2028	1,217,808
	Toronto-Dominion Bank
2,000,000	5.53%, 07/17/2026	2,017,445
2,000,000	1.25%, 09/10/2026	1,824,934
430,000	Truist Bank 2.64%, 09/17/2029	413,425
3,020,000	Truist Financial Corp 6.05%, 06/08/2027	3,060,761
	VICI Properties LP / VICI Note Co Inc REIT(a)
845,000	4.50%, 09/01/2026	819,615
290,000	3.75%, 02/15/2027(c)	274,848
1,250,000	VICI Properties LP REIT 4.38%, 05/15/2025	1,228,659
	Wells Fargo & Co
2,000,000	3.91%, 04/25/2026	1,962,917
1,500,000	2.19%, 04/30/2026	1,444,544
1,030,000	4.81%, 07/25/2028	1,014,878
2,000,000	Wells Fargo Bank NA 5.25%, 12/11/2026	2,005,134
		135,342,157
Industrial — 2.54%
1,015,000	BAE Systems PLC(a) 5.13%, 03/26/2029	1,018,512
1,580,000	Berry Global Inc 1.65%, 01/15/2027	1,434,326
3,855,000	Boeing Co 2.75%, 02/01/2026	3,654,431
Principal Amount		Fair Value
Industrial — (continued)
$ 1,110,000	Graphic Packaging International LLC(a) 1.51%, 04/15/2026	$ 1,028,755
1,365,000	Howmet Aerospace Inc 3.00%, 01/15/2029	1,232,628
1,000,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	1,007,234
1,705,000	Republic Services Inc 0.88%, 11/15/2025	1,589,617
		10,965,503
Technology — 3.28%
1,775,000	Broadcom Corp / Broadcom Cayman Finance Ltd(c) 3.88%, 01/15/2027	1,720,737
1,000,000	Fiserv Inc 5.45%, 03/02/2028	1,011,689
1,115,000	Marvell Technology Inc 5.75%, 02/15/2029	1,141,212
1,050,000	Micron Technology Inc 4.19%, 02/15/2027	1,023,137
1,080,000	MSCI Inc(a) 4.00%, 11/15/2029	998,693
	Oracle Corp
3,000,000	1.65%, 03/25/2026	2,799,977
1,000,000	4.50%, 05/06/2028(c)	985,124
1,000,000	Qorvo Inc 1.75%, 12/15/2024	970,427
1,265,000	ServiceNow Inc 1.40%, 09/01/2030	1,023,498
1,565,000	VMware LLC 1.40%, 08/15/2026	1,429,248
1,065,000	Workday Inc 3.50%, 04/01/2027	1,019,803
		14,123,545
Utilities — 4.02%
2,005,000	AES Corp 1.38%, 01/15/2026	1,856,722
420,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	444,066
1,750,000	American Electric Power Co Inc 1.00%, 11/01/2025	1,631,768
1,005,000	Constellation Energy Generation LLC 5.60%, 03/01/2028	1,023,716
1,510,000	Dominion Energy Inc 2.85%, 08/15/2026	1,428,027
2,170,000	Duke Energy Corp(c) 3.15%, 08/15/2027	2,042,128
995,000	Electricite de France SA(a)(c) 5.70%, 05/23/2028	1,009,436
605,000	Eversource Energy 5.45%, 03/01/2028	612,469
1,495,000	FirstEnergy Corp 4.15%, 07/15/2027	1,433,840
670,000	NRG Energy Inc(a) 2.00%, 12/02/2025	628,818

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Pacific Gas & Electric Co
$ 2,915,000	3.00%, 06/15/2028	$ 2,662,563
265,000	6.10%, 01/15/2029	273,076
	Southern Co
1,660,000	3.25%, 07/01/2026	1,595,291
670,000	5.50%, 03/15/2029	682,735
		17,324,655
TOTAL CORPORATE BONDS AND NOTES — 62.63% (Cost $272,126,675)		$269,955,294
MORTGAGE-BACKED SECURITIES
Non-Agency — 5.01%
2,939,129	A&D Mortgage Trust(a)(d) Series 2023-NQM5 Class A1 7.05%, 11/25/2068	2,976,928
442,039	Angel Oak Mortgage Trust(a)(e) Series 2021-3 Class A3 1.46%, 05/25/2066	370,998
1,086,000	Arbor Realty Commercial Real Estate Notes Ltd(a)(b) Series 2021-FL3 Class A 6.51%, 08/15/2034 1-mo. SOFR + 1.18%	1,075,150
475,000	Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AS 4.02%, 10/10/2047	466,932
1,289,000	COMM Mortgage Trust Series 2015-CR23 Class AM 3.80%, 05/10/2048	1,252,281
721,613	Deephaven Residential Mortgage Trust(a)(e) Series 2022-1 Class A1 2.21%, 01/25/2067	643,929
2,189,153	GS Mortgage-Backed Securities Trust(a)(e) Series 2024-RPL2 Class A1 3.75%, 07/25/2061	2,063,579
686,585	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	675,838
921,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 Class AS 4.07%, 10/15/2048	872,468
3,035,578	Morgan Stanley Residential Mortgage Loan Trust(a)(d) Series 2024-NQM1 Class A1 6.15%, 12/25/2068	3,035,143
1,256,667	NewRez Warehouse Securitization Trust(a)(b) Series 2021-1 Class A 6.19%, 05/25/2055 1-mo. SOFR + 0.86%	1,256,818
1,033,000	PFP Ltd(a)(b) Series 2022-9 Class AS 8.11%, 08/19/2035 1-mo. SOFR + 2.78%	1,037,616
Principal Amount		Fair Value
Non-Agency — (continued)
$ 8,547	RCKT Mortgage Trust(a)(e) Series 2022-1 Class A5 2.50%, 01/25/2052	$ 7,373
789,147	Ready Capital Mortgage Financing LLC(a)(b) Series 2021-FL6 Class A 6.39%, 07/25/2036 1-mo. SOFR + 1.06%	782,734
855,855	Starwood Mortgage Residential Trust(a)(e) Series 2021-3 Class A3 1.52%, 06/25/2056	692,913
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
1,270,000	3.68%, 12/15/2050	1,190,905
	Series 2019-C17 Class XA
10,767,747	1.44%, 10/15/2052(e)	659,984
	Verus Securitization Trust(a)(e)
	Series 2021-2 Class A3
553,392	1.55%, 02/25/2066	477,977
	Series 2023-INV3 Class A1
2,036,435	6.88%, 11/25/2068	2,061,530
		21,601,096
U.S. Government Agency — 3.11%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
965,000	6.97%, 12/25/2041 1-mo. SOFR + 1.65%	969,156
	Series 2022-R01 Class 1M2
1,750,000	7.22%, 12/25/2041 1-mo. SOFR + 1.90%	1,762,085
	Series 2022-R02 Class 2M2
1,220,000	8.32%, 01/25/2042 1-mo. SOFR + 3.00%	1,253,591
	Series 2024-R02 Class 1M1
488,934	6.42%, 02/25/2044 1-mo. SOFR + 1.10%	488,992
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Conduit Trust(a)(b)
	Series 2021-DNA7 Class M2
1,053,000	7.12%, 11/25/2041 1-mo. SOFR + 1.80%	1,058,986
	Series 2021-HQA3 Class M1
1,562,579	6.17%, 09/25/2041 1-mo. SOFR + 0.85%	1,555,220
	Series 2022-DNA4 Class M1A
1,554,069	7.52%, 05/25/2042 1-mo. SOFR + 2.20%	1,581,240
	Series 2022-DNA5 Class M1A
3,109,984	8.27%, 06/25/2042 1-mo. SOFR + 2.95%	3,191,621

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2022-HQA2 Class M1A
$ 7,438	7.97%, 07/25/2042 1-mo. SOFR + 2.65%	$ 7,638
1,510,303	Federal National Mortgage Association Connecticut Avenue Securities(b) Series 2017-C06 Class 1M2B 8.08%, 02/25/2030 1-mo. SOFR + 2.76%	1,527,488
		13,396,017
TOTAL MORTGAGE-BACKED SECURITIES — 8.12% (Cost $35,439,293)		$34,997,113
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
11,800,000	0.25%, 09/30/2025	11,027,007
10,000,000	1.25%, 12/31/2026	9,180,469
TOTAL U.S. TREASURY BONDS AND NOTES — 4.69% (Cost $20,232,164)		$20,207,476
SHORT TERM INVESTMENTS
Commercial Paper — 15.69%
	Alimentation Couche-Tard Inc(f)
1,485,000	0.00%, 03/05/2024	1,485,000
1,500,000	5.59%, 04/08/2024	1,497,707
1,250,000	American Electric Power Co(f) 5.71%, 05/21/2024	1,239,530
2,000,000	American Honda Finance Corp(f) 5.75%, 06/13/2024	1,976,015
	Arrow Electronics Inc(f)
1,385,000	5.84%, 04/03/2024	1,383,893
2,100,000	5.84%, 04/04/2024	2,097,985
3,500,000	Autonation Inc(f) 5.88%, 04/01/2024	3,498,308
4,285,000	Aviation Capital Group(f) 5.81%, 04/01/2024	4,282,953
4,000,000	Chariot Funding LLC(f) 5.52%, 06/10/2024	3,955,754
	Enbridge US Inc(f)
1,500,000	5.64%, 04/04/2024	1,498,610
1,600,000	5.64%, 04/10/2024	1,597,039
1,055,000	5.76%, 05/06/2024	1,048,552
	FMC Corp(f)
2,180,000	6.04%, 04/01/2024	2,178,919
1,555,000	6.21%, 04/11/2024	1,551,567
565,000	6.22%, 04/15/2024	563,369
1,600,000	General Motors Financial Co Inc(f) 5.71%, 05/14/2024	1,588,576
Principal Amount		Fair Value
Commercial Paper — (continued)
	Gotham Funding Corp(f)
$ 500,000	5.49%, 05/24/2024	$ 495,747
3,500,000	5.50%, 06/06/2024	3,463,477
1,235,000	International Flavors & Fragrances Inc(f) 6.09%, 04/03/2024	1,233,970
2,000,000	Manhattan Associates Inc(f) 5.53%, 06/10/2024	1,977,838
	Microchip Technology Inc(f)
2,000,000	0.00%, 03/05/2024	2,000,000
665,000	5.64%, 04/16/2024	663,157
2,000,000	5.62%, 04/30/2024	1,990,194
4,000,000	Old Line Funding Corp(f) 5.42%, 04/09/2024	3,993,482
1,900,000	Ovintiv Inc(f) 6.24%, 04/15/2024	1,894,493
	Penske Truck Leasing Co LP(f)
1,375,000	0.00%, 03/05/2024	1,375,000
900,000	5.69%, 05/17/2024	893,035
1,560,000	Plains All American Pipline LP(f) 5.73%, 04/03/2024	1,558,776
	Protective Life Corp(f)
1,240,000	5.64%, 04/05/2024	1,238,661
1,190,000	5.65%, 04/19/2024	1,186,146
1,500,000	Southern Co(f) 5.63%, 04/26/2024	1,493,545
4,240,000	Targa Resources Inc(f) 5.88%, 04/01/2024	4,237,950
3,000,000	Victory Receivables Corp(f) 5.44%, 04/23/2024	2,988,868
	VW Credit Inc(f)
1,700,000	5.67%, 04/23/2024	1,693,428
885,000	5.71%, 05/14/2024	878,680
935,000	Wrkco Inc(f) 5.62%, 04/04/2024	934,136
		67,634,360
Repurchase Agreements — 3.17%
3,414,987	Undivided interest of 1.91% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $3,414,987 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(g)	3,414,987

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,414,987	Undivided interest of 1.91% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $3,414,987 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(g)	$ 3,414,987
3,414,987	Undivided interest of 1.93% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $3,414,987 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(g)	3,414,987
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,414,988	Undivided interest of 2.48% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $3,414,988 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(g)	$ 3,414,988
		13,659,949
TOTAL SHORT TERM INVESTMENTS — 18.86% (Cost $81,297,466)		$81,294,309
TOTAL INVESTMENTS — 100.89% (Cost $438,873,330)		$434,884,387
OTHER ASSETS & LIABILITIES, NET — (0.89)%		$(3,827,551)
TOTAL NET ASSETS — 100.00%		$431,056,836

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2024.
(c)	All or a portion of the security is on loan at March 28, 2024.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 28, 2024. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(g)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
At March 28, 2024, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation
4.20	Annual	1-day SOFR	Annual	USD	169,549	06/20/2026	(616,480)
4.00	Annual	1-day SOFR	Annual	USD	68,677	06/20/2029	111,556
						Net Depreciation	$(504,924)
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.00%
$ 850,000	American Credit Acceptance Receivables Trust(a) Series 2023-3 Class C 6.44%, 10/12/2029	$ 857,704
1,050,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,066,568
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 7.18%, 10/22/2034 3-mo. SOFR + 1.86%	2,599,979
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 7.23%, 01/25/2034 3-mo. SOFR + 1.91%	2,650,024
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 7.28%, 11/20/2034 3-mo. SOFR + 1.96%	2,102,090
2,000,000	Carlyle US Ltd(a)(b) Series 2021-1A Class A2 7.03%, 04/15/2034 3-mo. SOFR + 1.71%	1,993,682
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	969,861
945,852	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	949,006
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,162,423
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,148,754
1,400,000	DT Auto Owner Trust(a) Series 2023-3A Class B 6.07%, 03/15/2028	1,407,066
2,110,000	Exeter Automobile Receivables Trust Series 2021-3A Class D 1.55%, 06/15/2027	1,990,518
4,950,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 6.64%, 01/22/2035 3-mo. SOFR + 1.32%	4,947,877
2,000,000	KKR Ltd(a)(b) Series 31A Class B 7.08%, 04/20/2034 3-mo. SOFR + 1.76%	2,000,198
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 7.28%, 04/15/2034 3-mo. SOFR + 1.96%	1,956,608
1,400,000	Octagon Investment Partners Ltd(a)(b) Series 2019-4A Class A1R 6.71%, 05/12/2031 3-mo. SOFR + 1.41%	1,400,762
Principal Amount		Fair Value
Non-Agency — (continued)
	Santander Drive Auto Receivables Trust
	Series 2021-4A Class D
$ 1,250,000	1.67%, 10/15/2027	$ 1,187,937
	Series 2022-5 Class C
900,000	4.74%, 10/16/2028	889,198
	Series 2023-3 Class B
1,150,000	5.61%, 07/17/2028	1,152,611
	Series 2023-4 Class B
1,050,000	5.77%, 12/15/2028	1,057,306
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	610,095
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
750,000	1.23%, 12/15/2026	719,120
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,200,077
	Series 2023-3A Class B
660,000	5.92%, 09/15/2028	663,491
	Series 2023-3A Class C
400,000	6.02%, 09/15/2028	402,408
TOTAL ASSET-BACKED SECURITIES — 6.00% (Cost $39,465,051)		$39,085,363
FOREIGN GOVERNMENT BONDS AND NOTES
3,000,000	Israel Government International Bond 5.50%, 03/12/2034	2,960,550
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.45% (Cost $2,976,586)		$2,960,550
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.26%
680,000	Benchmark Mortgage Trust(c) Series 2018-B2 Class A5 3.88%, 02/15/2051	637,275
1,073,788	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	1,018,322
		1,655,597
U.S. Government Agency — 56.18%
	Federal Home Loan Mortgage Corp
190	9.50%, 04/01/2025	191
104,916	3.00%, 12/01/2026	102,077
1,650,000	4.62%, 05/01/2028	1,629,726
1,675,000	4.34%, 08/01/2028	1,645,342
111,137	2.50%, 01/01/2029	106,340
160,241	3.00%, 07/01/2029	154,643
1,475,000	4.20%, 01/01/2030	1,429,561

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,800,000	4.30%, 01/01/2030	$ 1,752,444
3,125,000	4.41%, 01/01/2030	3,055,823
276,546	3.50%, 02/01/2032	264,875
4,075	7.50%, 03/01/2032	4,064
32,343	5.50%, 08/01/2033	33,054
23,664	5.50%, 01/01/2034	24,185
262,635	4.00%, 05/01/2034	254,402
54,502	5.50%, 10/01/2034	55,703
960,235	2.50%, 06/01/2035	880,412
101,751	5.00%, 09/01/2035	102,413
116,726	5.00%, 12/01/2035	117,487
893,826	2.00%, 01/01/2036	797,821
9,757	5.00%, 01/01/2036	9,821
96,046	6.00%, 01/01/2036	99,624
41,693	6.00%, 03/01/2036	43,238
50,993	6.00%, 07/01/2036	52,893
595,880	3.00%, 09/01/2036	549,088
10,029	5.50%, 05/01/2038	10,251
15,358	6.00%, 05/01/2038	16,082
33,754	5.00%, 06/01/2038	33,974
242,616	4.50%, 02/01/2040	238,238
351,911	5.00%, 03/01/2040	351,608
106,966	4.00%, 02/01/2041	101,477
2,123,101	2.00%, 01/01/2042	1,782,162
2,041,200	2.50%, 01/01/2042	1,763,119
201,029	3.50%, 06/01/2042	185,285
116,919	3.50%, 11/01/2042	107,640
574,140	4.00%, 05/01/2044	544,660
482,351	3.00%, 11/01/2046	424,786
959,121	3.00%, 12/01/2046	844,458
1,440,456	2.50%, 11/01/2050	1,199,838
2,671,161	3.00%, 02/01/2051	2,325,616
1,769,669	2.00%, 03/01/2051	1,445,776
5,301,382	2.00%, 05/01/2051	4,213,252
2,476,560	3.00%, 07/01/2051	2,157,134
1,978,003	2.50%, 10/01/2051	1,651,721
2,859,952	2.50%, 02/01/2052	2,395,378
2,927,359	3.00%, 04/01/2052	2,545,421
3,059,772	3.50%, 05/01/2052	2,747,459
5,477,170	4.50%, 07/01/2052	5,262,820
3,180,773	3.50%, 08/01/2052	2,857,358
3,785,472	4.50%, 08/01/2052	3,628,737
2,636,734	4.50%, 09/01/2052	2,511,868
2,940,420	5.00%, 10/01/2052	2,899,998
2,712,184	5.00%, 01/01/2053	2,661,637
1,797,075	5.50%, 01/01/2053	1,806,334
5,483,039	5.50%, 02/01/2053	5,483,353
3,084,420	6.00%, 02/01/2053	3,132,989
2,959,787	5.00%, 03/01/2053	2,902,538
2,990,932	5.50%, 05/01/2053	3,000,258
3,295,466	5.50%, 07/01/2053	3,297,338
1,424,697	5.50%, 08/01/2053	1,432,037
3,076,907	6.50%, 10/01/2053	3,173,823
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K061 Class A2
3,523,830	3.35%, 11/25/2026(c)	3,390,490
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K062 Class AM
$ 2,000,000	3.51%, 12/25/2026	$ 1,934,397
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,680,304
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	4,703,776
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(c)	2,690,194
	Series K069 Class AM
2,000,000	3.25%, 09/25/2027(c)	1,897,294
	Series K070 Class A2
2,050,000	3.30%, 11/25/2027(c)	1,960,092
	Series K071 Class A2
1,680,000	3.29%, 11/25/2027	1,604,418
	Series K073 Class A2
1,750,000	3.35%, 01/25/2028	1,673,477
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,396,009
	Series K074 Class A2
1,950,000	3.60%, 01/25/2028	1,880,924
	Series K078 Class A2
2,000,000	3.85%, 06/25/2028	1,939,549
	Series K078 Class AM
1,750,000	3.92%, 06/25/2028	1,696,404
	Series K084 Class A2
1,750,000	3.78%, 10/25/2028(c)	1,687,586
	Series K087 Class A2
5,000,000	3.77%, 12/25/2028	4,818,001
	Series K095 Class A1
1,168,391	2.63%, 11/25/2028	1,116,157
	Series K098 Class A2
5,675,000	2.43%, 08/25/2029	5,098,824
	Series K154 Class A2
6,000,000	3.42%, 04/25/2032	5,631,461
	Series K506 Class A2
2,950,000	4.65%, 08/25/2028(c)	2,939,086
	Series K507 Class A2
3,150,000	4.80%, 09/25/2028(c)	3,160,218
	Series K737 Class A2
1,750,000	2.53%, 10/25/2026	1,657,919
	Series KJ41 Class A2
6,775,000	3.47%, 02/25/2031	6,242,162
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,690,267	3.50%, 09/15/2047	2,454,536
	Series 5238 Class BC
3,005,188	4.00%, 09/25/2049	2,846,260
102,406	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 5.56%, 07/25/2031 1-mo. SOFR + 0.23%	101,130
	Federal National Mortgage Association
101	8.50%, 08/01/2024	101
54,764	3.00%, 06/01/2027	53,048

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,600,000	4.62%, 07/01/2028	$ 1,582,687
331,162	3.00%, 08/01/2029	317,108
262,793	3.00%, 10/01/2030	250,129
25,370	7.00%, 02/01/2031	26,157
28,422	7.00%, 09/01/2031	29,303
47,962	6.50%, 12/01/2031	49,439
39,584	7.00%, 12/01/2031	40,812
56,344	6.50%, 01/01/2032	57,563
29,346	7.00%, 01/01/2032	30,256
19,545	6.50%, 02/01/2032	20,113
853,854	3.00%, 05/01/2032	802,308
79,136	6.00%, 03/01/2033	81,748
47,503	5.50%, 07/01/2033	48,488
101,749	5.00%, 09/01/2033	102,281
16,887	5.50%, 09/01/2033	17,155
2,396,074	4.00%, 02/01/2034	2,337,448
42,014	5.50%, 03/01/2034	42,886
1,069,576	3.00%, 06/01/2034	1,002,576
395,677	3.00%, 10/01/2034	370,580
1,098,465	3.00%, 11/01/2034	1,025,055
57,389	5.50%, 12/01/2034	58,582
91,068	5.50%, 02/01/2035	92,959
53,316	5.00%, 09/01/2035	53,595
122,155	5.00%, 10/01/2035	122,796
43,544	5.50%, 10/01/2035	44,449
63,507	6.00%, 01/01/2036	65,790
17,358	6.00%, 02/01/2036	17,982
20,289	6.00%, 03/01/2036	21,019
77,370	5.50%, 05/01/2036	78,978
2,429,101	2.00%, 02/01/2037	2,165,113
2,444,689	2.50%, 02/01/2037	2,226,262
2,298,380	2.00%, 03/01/2037	2,046,090
2,141,622	2.50%, 03/01/2037	1,957,067
1,232,901	2.50%, 04/01/2037	1,122,179
27,786	6.00%, 05/01/2037	28,787
43,144	5.00%, 07/01/2037	43,370
87,534	5.00%, 04/01/2039	87,779
229,341	4.50%, 05/01/2039	224,918
90,747	4.50%, 06/01/2039	88,997
73,750	4.50%, 08/01/2039	72,327
220,789	5.00%, 11/01/2039	220,728
126,822	5.00%, 12/01/2039	126,552
142,380	5.00%, 06/01/2040	142,077
551,577	4.50%, 08/01/2040	540,955
57,136	4.50%, 09/01/2040	56,034
182,298	5.00%, 09/01/2040	181,910
159,325	4.50%, 11/01/2040	156,252
106,932	5.00%, 01/01/2041	106,176
139,441	4.50%, 02/01/2041	136,750
26,816	4.00%, 03/01/2041	25,409
635,836	4.50%, 03/01/2041	623,573
174,974	4.00%, 09/01/2041	165,785
232,802	4.50%, 10/01/2041	228,310
512,714	3.50%, 12/01/2041	472,335
741,389	4.00%, 12/01/2041	702,489
2,564,282	2.50%, 02/01/2042	2,227,852
405,708	4.00%, 07/01/2042	384,439
249,114	3.50%, 09/01/2042	225,464
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 273,063	3.50%, 10/01/2042	$ 251,017
353,003	3.00%, 03/01/2043	315,176
3,162,717	5.00%, 05/01/2043	3,133,838
3,542,214	5.00%, 06/01/2043	3,511,330
262,637	3.00%, 07/01/2043	231,264
367,517	3.00%, 08/01/2043	328,126
246,416	3.00%, 09/01/2043	220,000
5,907,716	2.50%, 03/01/2047	4,904,091
3,890,860	3.50%, 07/01/2047	3,580,431
1,292,963	4.00%, 08/01/2047	1,219,734
542,198	3.50%, 03/01/2048	494,386
2,949,050	3.00%, 01/01/2049	2,619,721
422,848	3.00%, 12/01/2049	367,787
292,254	3.00%, 01/01/2050	254,729
1,254,329	2.50%, 08/01/2050	1,044,102
1,367,565	2.50%, 10/01/2050	1,139,962
3,522,899	2.00%, 11/01/2050	2,847,959
2,727,587	2.00%, 12/01/2050	2,228,363
3,210,414	2.00%, 01/01/2051	2,622,056
3,627,284	2.50%, 08/01/2051	3,009,152
3,537,117	2.00%, 10/01/2051	2,806,559
2,089,419	2.50%, 10/01/2051	1,747,796
3,082,394	2.00%, 11/01/2051	2,481,609
5,198,802	2.50%, 01/01/2052	4,316,233
5,272,954	3.50%, 01/01/2052	4,746,780
8,848,880	2.50%, 02/01/2052	7,401,210
15,070,801	2.00%, 03/01/2052	12,139,904
2,812,054	2.50%, 03/01/2052	2,356,945
10,716,407	3.00%, 03/01/2052	9,320,654
2,321,157	3.50%, 04/01/2052	2,116,362
3,065,438	4.00%, 06/01/2052	2,867,224
3,117,981	4.00%, 07/01/2052	2,901,664
2,639,057	5.00%, 07/01/2052	2,617,106
3,226,690	4.00%, 08/01/2052	2,992,749
2,233,699	5.00%, 08/01/2052	2,180,978
3,046,931	4.50%, 09/01/2052	2,927,294
5,557,605	5.00%, 10/01/2052	5,464,241
3,223,242	4.50%, 11/01/2052	3,069,277
3,082,878	5.00%, 11/01/2052	3,041,149
3,162,628	5.00%, 02/01/2053	3,092,541
3,102,064	6.00%, 11/01/2053	3,148,745
992,814	3.50%, 08/01/2056	881,139
1,066,537	3.00%, 02/01/2057	913,331
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,623,063	2.47%, 04/25/2026	1,545,692
	Series 2018-M2 Class A2
1,570,013	2.91%, 01/25/2028(c)	1,480,401
	Series 2018-M3 Class A2
3,429,796	3.07%, 02/25/2030(c)	3,166,016
	Series 2023-M5 Class 2A2
3,350,000	4.50%, 07/25/2028(c)	3,304,790
	Government National Mortgage Association
240	7.50%, 10/20/2028	239
681	7.50%, 12/20/2028	688

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,803,613	2.50%, 03/20/2051	$ 2,381,872
1,807,583	3.00%, 08/20/2051	1,593,818
6,584,572	2.50%, 11/20/2051	5,610,963
6,957,344	2.00%, 12/20/2051	5,699,957
6,369,365	3.50%, 02/20/2052	5,794,334
2,910,896	3.50%, 06/20/2052	2,648,084
3,335,692	4.00%, 07/20/2052	3,123,725
3,242,356	3.50%, 08/20/2052	2,949,613
3,185,601	4.50%, 08/20/2052	3,063,013
6,280,642	4.50%, 09/20/2052	6,040,647
2,985,628	5.00%, 09/20/2052	2,942,985
3,013,120	5.00%, 10/20/2052	2,977,750
6,845,873	5.00%, 05/20/2053	6,726,877
7,623,691	5.00%, 06/20/2053	7,525,138
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
159,100	6.75%, 09/15/2026	158,914
	Series 2002-1 Class 1A
171,683	6.00%, 10/15/2031	171,867
		365,893,785
TOTAL MORTGAGE-BACKED SECURITIES — 56.44% (Cost $391,197,052)		$367,549,382
U.S. GOVERNMENT AGENCY BONDS AND NOTES
7,000,000	Federal Farm Credit Banks Funding Corp 4.50%, 03/13/2026	6,972,597
500,000	Federal Home Loan Bank 5.75%, 06/12/2026	511,618
20,000,000	Resolution Funding Corp Principal Strip(d) 0.00%, 04/15/2030	15,138,634
5,000,000	Tennessee Valley Authority 0.75%, 05/15/2025	4,770,204
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 4.21% (Cost $27,406,272)		$27,393,053
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	2.63%, 05/31/2027	4,738,086
12,200,000	3.50%, 01/31/2028	11,843,054
16,280,000	4.25%, 02/28/2029(e)	16,301,622
8,300,000	3.88%, 11/30/2029(f)	8,150,211
42,700,000	3.88%, 08/15/2033	41,565,781
13,530,000	4.00%, 02/15/2034	13,305,909
3,000,000	2.38%, 02/15/2042	2,231,367
13,500,000	3.25%, 05/15/2042	11,475,527
4,000,000	4.00%, 11/15/2042	3,767,813
1,990,000	3.88%, 02/15/2043	1,839,584
17,000,000	4.75%, 11/15/2043	17,634,844
7,500,000	2.50%, 02/15/2045	5,484,082
14,100,000	3.00%, 08/15/2048	11,004,609
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$22,100,000	2.88%, 05/15/2052	$ 16,721,758
4,070,000	3.00%, 08/15/2052	3,161,404
10,100,000	3.63%, 05/15/2053	8,873,797
TOTAL U.S. TREASURY BONDS AND NOTES — 27.35% (Cost $184,234,653)		$178,099,448
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.83%
	Federal Home Loan Bank(d)
15,000,000	5.29%, 04/11/2024	14,971,775
10,000,000	5.35%, 04/23/2024	9,963,520
		24,935,295
Repurchase Agreements — 2.56%
4,176,837	Undivided interest of 2.34% in a repurchase agreement (principal amount/value $178,876,340 with a maturity value of $178,982,473) with HSBC Securities (USA) Inc, 5.34%, dated 3/28/24 to be repurchased at $4,176,837 on 4/1/24 collateralized by various U.S. Government Agency securities, 1.50% - 7.50%, 1/1/31 - 8/1/59, with a value of $182,453,867.(g)	4,176,837
4,176,838	Undivided interest of 2.34% in a repurchase agreement (principal amount/value $179,328,251 with a maturity value of $179,434,652) with Citigroup Global Markets Inc, 5.34%, dated 3/28/24 to be repurchased at $4,176,838 on 4/1/24 collateralized by Government National Mortgage Association securities, 2.00% - 6.50%, 9/20/44 - 1/20/54, with a value of $182,914,816.(g)	4,176,838
4,176,837	Undivided interest of 2.35% in a repurchase agreement (principal amount/value $177,916,671 with a maturity value of $178,022,037) with RBC Capital Markets Corp, 5.33%, dated 3/28/24 to be repurchased at $4,176,837 on 4/1/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 4/4/24 - 3/1/54, with a value of $181,475,005.(g)	4,176,837

See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 28, 2024 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,176,838	Undivided interest of 3.03% in a repurchase agreement (principal amount/value $138,121,676 with a maturity value of $138,203,475) with Bank of Montreal, 5.33%, dated 3/28/24 to be repurchased at $4,176,838 on 4/1/24 collateralized by Federal National Mortgage Association securities, 3.50% - 7.00%, 8/1/33 - 3/1/54, with a value of $140,884,109.(g)	$ 4,176,838
		16,707,350
TOTAL SHORT TERM INVESTMENTS — 6.39% (Cost $41,642,645)		$41,642,645
TOTAL INVESTMENTS — 100.84% (Cost $686,922,259)		$656,730,441
OTHER ASSETS & LIABILITIES, NET — (0.84)%		$(5,472,856)
TOTAL NET ASSETS — 100.00%		$651,257,585
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 28, 2024.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(e)	All or a portion of the security is on loan at March 28, 2024.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	Collateral received for securities on loan.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate.
At March 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 10 Year Treasury Note Futures	83	USD	9,196	Jun 2024	$10,281
				Net Appreciation	$10,281
See Notes to Schedule of Investments.

March 28, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (Board of Directors) has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board of Directors approved the Adviser as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board of Directors.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing

March 28, 2024

services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids
Purchased and Written Options, Purchased and Written Swaptions	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves
Total Return Swaps	Real time, intra-day updates on equity stock or index levels, projected dividend curves, interest rate curves, and equity volatility surfaces and correlations

March 28, 2024

The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 28, 2024, all the investments in the Funds, except the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund, are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. The inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$29,024,195	$—	$29,024,195
Corporate Bonds and Notes	—	294,438,933	23	294,438,956
Convertible Bonds	—	74,532,391	—	74,532,391
Common Stock	2,027,931	—	56,480	2,084,411
Convertible Preferred Stock
Financial	2,104,792	—	—	2,104,792
Industrial	—	1,772,152	—	1,772,152
Utilities	—	1,176,737	—	1,176,737
	2,104,792	2,948,889	—	5,053,681
Rights	—	—	22,672	22,672
Short Term Investments	—	58,653,612	—	58,653,612
Total investments, at fair value:	4,132,723	459,598,020	79,175	463,809,918
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	53,651	—	53,651
Credit Default Swaps(a)	—	583,099	—	583,099
Total Assets	$4,132,723	$460,234,770	$79,175	$464,446,668
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(9,919)	—	(9,919)
Total Liabilities	$0	$(9,919)	$—	$(9,919)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 28, 2024

Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$124,846,947	$—	$124,846,947
Bank Loans	—	81,819,658	—	81,819,658
Corporate Bonds and Notes	—	449,534,594	—	449,534,594
Convertible Bonds	—	11,209,984	—	11,209,984
Foreign Government Bonds and Notes
Foreign Government Bonds and Notes	1,663,862	69,608,738	—	71,272,600
Mortgage-Backed Securities	—	100,666,185	—	100,666,185
Municipal Bonds and Notes	—	974,005	—	974,005
U.S. Treasury Bonds and Notes	—	80,716,016	—	80,716,016
Common Stock
Communications	683,930	—	—	683,930
Consumer, Cyclical	—	113,750	—	113,750
Consumer, Non-cyclical	885,242	1,489	—	886,731
Energy	693,595	—	—	693,595
	2,262,767	115,239	—	2,378,006
Convertible Preferred Stock
Consumer, Non-cyclical	—	210,411	—	210,411
Energy	601,322	—	—	601,322
Financial	939,405	628,597	—	1,568,002
	1,540,727	839,008	—	2,379,735
Short Term Investments	—	107,907,628	—	107,907,628
Total investments, at fair value:	5,467,356	1,028,238,002	0	1,033,705,358
Other Financial Investments:
Futures Contracts(a)	1,696,568	—	—	1,696,568
Total Assets	$7,163,924	$1,028,238,002	$0	$1,035,401,926
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(430,875)	$—	$—	$(430,875)
Total Liabilities	$(430,875)	$0	$—	$(430,875)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
A Fund may engage in repurchase agreement transactions with institutions that the Fund's investment adviser has determined are creditworthy. A Fund that engages in repurchase agreement transactions will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Funds' custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 28, 2024

To Be Announced Transactions
A Fund may invest in securities known as To Be Announced (TBA) securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage-backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. As of March 28, 2024, the Empower Core Bond Fund and Empower Global Bond Fund invested in TBA securities.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. As of March 28, 2024, the Empower Core Bond Fund and Empower Global Bond Fund engaged in mortgage dollar roll transactions.
Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts

March 28, 2024

A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
Total Return Swap
A Fund may enter into total return swaps in order to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. A Fund could be exposed to credit or market risk due to unfavorable changes

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in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. A Fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between a Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	432
Average short contracts	309
Average notional long	$57,437,442
Average notional short	$44,228,800
Forward Currency Exchange Contracts:
Average notional amount	$3,487,331
Centrally Cleared Interest Rate Swaps:
Average notional amount	$5,069,118,128
Centrally Cleared Inflation Swaps:
Average notional amount	$1,505,000
Centrally Cleared Credit Default Swaps:
Average notional amount	$3,661,500
Empower Global Bond Fund
Futures Contracts:
Average long contracts	789
Average short contracts	1,249
Average notional long	$205,723,745
Average notional short	$6,003,540,759
Forward Currency Exchange Contracts:
Average notional amount	$442,895,131
Purchased Options:
Average market value	$48,384,375
Purchased Swaptions:
Average market value	$73,187,500
Written Options:
Average market value	$(95,995,750)
Written Swaptions:
Average market value	$(140,262,500)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$11,207,154,124
OTC Interest Rate Swaps:
Average notional amount	$11,120,727
Centrally Cleared Inflation Swaps:
Average notional amount	$14,244,500
Centrally Cleared Credit Default Swaps:
Average notional amount	$219,867,150
OTC Credit Default Swaps:
Average notional amount	$4,135,000
OTC Total Return Swaps:
Average notional amount	$40,747,125

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Empower High Yield Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$6,005,058
Centrally Cleared Credit Default Swaps:
Average notional amount	$8,311,768
Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,297
Average short contracts	365
Average notional long	$171,996,744
Average notional short	$44,864,184
Centrally Cleared Interest Rate Swaps:
Average notional amount	$348,050,000
Centrally Cleared Inflation Swaps:
Average notional amount	$366,231,820
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	1,853
Average short contracts	893
Average notional long	$244,551,608
Average notional short	$103,221,477
Empower Short Duration Bond Fund
Futures Contracts:
Average long contracts	109
Average notional long	$17,035,809
Centrally Cleared Interest Rate Swaps:
Average notional amount	$130,563,000
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	254
Average notional long	$29,503,695
Average notional short	$28,543

March 28, 2024